                                                      1933 Act File No. 33-31602
                                                      1940 Act File No. 811-5950

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X

    Pre-Effective Amendment No.      ..............................

    Post-Effective Amendment No.  90 ..............................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            X

    Amendment No. 91...............................................        X

                         MONEY MARKET OBLIGATIONS TRUST
               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

  X immediately upon filing pursuant to paragraph (b)
___ on ___________ pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(i)
___ on ___________ pursuant to paragraph (a)(i)
___ 75 days after filing pursuant to paragraph (a)(ii)
___ on ___________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:     Melanie C. Maloney, Esquire
               Dickstein Shapiro LLP
               1825 Eye Street, NW
               Washington, DC  20006

Federated Investors
World-Class Investment Manager

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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September 30, 2007

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CASH II SHARES

A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of short-term, high-quality, fixed-income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	3
What are the Fund’s Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	5
What are the Specific Risks of Investing in the Fund?	8
What Do Shares Cost?	9
How is the Fund Sold?	9
Payments to Financial Intermediaries	10
How to Purchase Shares	11
How to Redeem and Exchange Shares	14
Account and Share Information	18
Who Manages the Fund?	20
Legal Proceedings	21
Financial Information	23
Appendix A: Hypothetical Investment and Expense Information	25

Risk/Return Summary

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WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

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The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

The Fund’s investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations, and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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The Fund may invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Cash II Shares total returns on a calendar year-end basis.

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The Fund’s Cash II Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Cash II Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.29%.

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Within the period shown in the bar chart, the Fund’s Cash II Shares highest quarterly return was 1.51% (quarter ended December 31, 2000). Its lowest quarterly return was 0.09% (quarter ended September 30, 2003).

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Average Annual Total Return Table

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The following table represents the Fund’s Cash II Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

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Calendar Period	Fund

1 Year	4.35%

5 Years	1.83%

10 Years	3.31%

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The Fund’s Cash II Shares 7-Day Net Yield as of December 31, 2006 was 4.58%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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What are the Fund’s Fees and Expenses?

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AUTOMATED CASH MANAGEMENT TRUST

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FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Cash II Shares of the Fund.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reimbursement)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee[3]	0.25%
Other Expenses[4]	0.40%
Total Annual Fund Operating Expense	1.15%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, distributor and an affiliate of the Adviser (affiliate) waived and/or reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2007.

Total Waivers and Reimbursement of Fund Expenses	0.34%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursement)	0.81%

2 The Adviser voluntarily waived a portion of its management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.27% for the fiscal year ended July 31, 2007.

3 The distributor voluntarily waived a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund’s Cash II Shares (after the voluntary waiver) was 0.16% for the fiscal year ended July 31, 2007.

4 Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. The affiliate voluntarily reimbursed certain operating expenses. The affiliate can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund’s Cash II Shares (after the voluntary reimbursement) were 0.38% for the fiscal year ended July 31, 2007.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund’s Cash II Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Cash II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Cash II Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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1 Year	$117

3 Years	$365

5 Years	$633

10 Years	$1,398

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What are the Fund’s Investment Strategies?

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The Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities, issued by banks, corporations, and the U.S. government, which mature in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund’s investment adviser (Adviser) actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved database of issuers and securities that meet the Adviser’s standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board’s monetary policy. The Adviser structures the portfolio by investing primarily in variable rate instruments and commercial paper to achieve a limited barbell structure. In this structure, the maturities of the Fund’s investments tend to be concentrated towards the shorter and longer ends of the maturity range of the Fund’s investments, rather than evenly spread across the range. The Adviser generally adjusts the portfolio’s dollar-weighted average maturity by increasing or decreasing the maturities of the investments at the longer end of the barbell. The Adviser generally shortens the portfolio’s maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

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A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the types of fixed-income securities in which the Fund invests.

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Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit, and banker’s acceptances.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass-through certificates.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

Insurance Contracts

Insurance contracts include guaranteed investment contracts, funding agreement and annuities. The Fund treats these contracts as fixed-income securities.

Municipal Securities

Municipal securities are issued by states, counties, cities, and other political subdivisions and authorities.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

CREDIT ENHANCEMENT

The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses. The Fund may invest in money market securities directly.

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Investment Ratings

The securities in which the Fund invests will be rated in the highest short-term rating category by one or more NRSROs or deemed by the Adviser to be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher-quality securities.

Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor’s and Moody’s Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely on the Adviser’s credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Interest-Rate Risks

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

Sector Risks

A substantial portion of the Fund’s portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments that generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses, and regulatory changes.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.

Risks Associated With Investing Share Purchase Proceeds

On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields. If the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 5:00 p.m. Eastern time each day the NYSE is open; except that, on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday) NAV is determined at 3:00 p.m. Eastern time. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.

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How is the Fund Sold?

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The Fund offers three Share classes: Cash II Shares, Institutional Service Shares, and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Cash II Shares. All Share classes have different expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

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The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through financial intermediaries. Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

RULE 12b-1 FEES

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.25% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s Cash II Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES

The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

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Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

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If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

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You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.

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By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial intermediary to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial intermediaries are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial intermediary’s agreement or materials describing this service.

BY DIRECT DEPOSIT

You may complete an application with State Street Bank and Trust Company to have your Social Security, Railroad Retirement, VA Compensation or Pension, Civil Service Retirement and certain other retirement payments invested directly into the Fund. The application must be filed with State Street Bank and Trust Company before direct deposit may begin. Allow 60 to 90 days for the application to be processed.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

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Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form

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How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.

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DIRECTLY FROM THE FUND

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By Telephone

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.), and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.

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If you call the Fund after 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.), you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

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Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

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  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
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  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
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If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.

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Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.

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In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or

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  in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

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You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

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ADDITIONAL CONDITIONS

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Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

The Fund may establish alternative days for payment of dividends each month at the election of your financial intermediary’s firm. Each investment firm must elect the same payment date for all shareholder accounts that are traded through the same system maintained by the firm. Unless the transfer agent is otherwise notified, each investment firm will be deemed to elect to receive dividends on the last day of each month. If you purchase Shares directly from the Fund, you will receive dividends on the last day of each month.

Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of the Fund’s daily dividend factor by calling the Fund at 1-800-341-7400 or on Federated’s website at FederatedInvestors.com.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Given the short-term nature of the Fund’s investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund’s portfolio and its performance.

PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top ten holdings, the effective average maturity of the Fund’s portfolio and percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.

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To access this information from the “Products” section of the website, click on the “Portfolio Holdings” link under “Related Information” and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link.

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You may also access portfolio information as of the end of the Fund’s fiscal quarters from the “Products” section of the website. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the “Prospectuses and Regulatory Reports” link under “Related Information” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.

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ADVISORY FEES

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The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated July 31, 2007.

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Legal Proceedings

Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund’s directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information for the fiscal years ended July 31, 2007, 2006 and 2005 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report. The information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.

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Financial Highlights

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(For a Share Outstanding Throughout Each Period)

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Year Ended July 31	2007	2006	2005 [1]	2004	2003

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.046	0.036	0.016	0.004	0.008
Less Distributions:
Distributions from net investment income	(0.046)	(0.036)	(0.016)	(0.004)	(0.008)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.67%	3.71%	1.63%	0.37%	0.76%

Ratios to Average Net Assets:

Net expenses	0.81%	0.81%	0.81%	0.81%	0.81%

Net investment income	4.57%	3.51%	1.60%	0.37%	0.78%

Expense waiver/reimbursement[3]	0.34%	0.37%	0.36%	0.36%	0.36%

Supplemental Data:

Net assets, end of period (000 omitted)	$329,066	$441,444	$688,969	$585,275	$654,887

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1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

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2 Based on net asset value.

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3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2007, which can be obtained free of charge.

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Appendix A: Hypothetical Investment and Expense Information

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The following chart provides additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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AUTOMATED CASH MANAGEMENT TRUST: CASH II SHARES
ANNUAL EXPENSE RATIO: 1.15%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$117.21	$10,385.00

2	$10,385.00	$519.25	$10,904.25	$121.73	$10,784.82

3	$10,784.82	$539.24	$11,324.06	$126.41	$11,200.04

4	$11,200.04	$560.00	$11,760.04	$131.28	$11,631.24

5	$11,631.24	$581.56	$12,212.80	$136.33	$12,079.04

6	$12,079.04	$603.95	$12,682.99	$141.58	$12,544.08

7	$12,544.08	$627.20	$13,171.28	$147.03	$13,027.03

8	$13,027.03	$651.35	$13,678.38	$152.69	$13,528.57

9	$13,528.57	$676.43	$14,205.00	$158.57	$14,049.42

10	$14,049.42	$702.47	$14,751.89	$164.68	$14,590.32

Cumulative		$5,961.45		$1,397.51

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A Statement of Additional Information (SAI) dated September 30, 2007, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated Investors
World-Class Investment Manager

Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc.
2007 ©Federated Investors, Inc.

Cusip 60934N831

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G00554-03-CII (9/07)

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Federated Investors
World-Class Investment Manager

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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September 30, 2007

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CLASS K SHARES

A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of short-term, high-quality, fixed-income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund’s Fees and Expenses? 3

What are the Fund’s Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 8

What Do Shares Cost? 9

How is the Fund Sold? 9

Payments to Financial Intermediaries 10

How to Purchase Shares 11

How to Redeem and Exchange Shares 14

Account and Share Information 18

Who Manages the Fund? 20

Legal Proceedings 21

Financial Information 22

Appendix A: Hypothetical Investment and Expense Information 24

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term, high-quality, fixed- income securities issued by banks, corporations, and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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The Fund may invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The total returns shown here are for Institutional Service Shares which is another class of shares offered by Automated Cash Management Trust. Institutional Service Shares are not offered in this prospectus for the Fund’s Class K Shares. The total returns for Institutional Service Shares are disclosed here because Class K Shares have only been offered since September 29, 2006. These total returns would be substantially similar to the annual returns for Class K Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class K Shares will exceed those of the Institutional Service Shares.

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Service Shares total returns on a calendar year-end basis.

The Fund’s Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Institutional Services Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.37%.

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Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 1.55% (quarter ended December 31, 2000). Its lowest quarterly return was 0.13% (quarter ended September 30, 2003).

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Average Annual Total Return Table

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The following table represents the Fund’s Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

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Calendar Period	Fund

1 Year	4.52%

5 Years	2.00%

10 Years	3.48%

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The Fund’s Institutional Service Shares 7-Day Net Yield as of December 31, 2006 was 4.75%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

What are the Fund’s Fees and Expenses?

AUTOMATED CASH MANAGEMENT TRUST

FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	0.50%
Other Expenses[3]	0.38%
Total Annual Fund Operating Expenses	1.38%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2007.

Total Waiver of Fund Expenses	0.23%
Total Actual Annual Fund Operating Expenses (after waiver)	1.15%

2 The Adviser voluntarily waived a portion of its management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.27% for the fiscal year ended July 31, 2007.

3 Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein.
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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund’s Class K Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Class K Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class K Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$141

3 Years	$437

5 Years	$755

10 Years	$1,657

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What are the Fund’s Investment Strategies?

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The Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities, issued by banks, corporations, and the U.S. government, which mature in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund’s investment adviser (Adviser) actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved database of issuers and securities that meet the Adviser’s standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board’s monetary policy. The Adviser structures the portfolio by investing primarily in variable rate instruments and commercial paper to achieve a limited barbell structure. In this structure, the maturities of the Fund’s investments tend to be concentrated towards the shorter and longer ends of the maturity range of the Fund’s investments, rather than evenly spread across the range. The Adviser generally adjusts the portfolio’s dollar-weighted average maturity by increasing or decreasing the maturities of the investments at the longer end of the barbell. The Adviser generally shortens the portfolio’s maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

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A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the types of fixed-income securities in which the Fund invests:

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Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker’s acceptances.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass-through certificates.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

Insurance Contracts

Insurance contracts include guaranteed investment contracts, funding agreement and annuities. The Fund treats these contracts as fixed-income securities.

Municipal Securities

Municipal securities are issued by states, counties, cities, and other political subdivisions and authorities.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

CREDIT ENHANCEMENT

The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses. The Fund may invest in money market securities directly.

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INVESTMENT RATINGS

The securities in which the Fund invests will be rated in the highest short-term rating category by one or more NRSROs or deemed by the Adviser to be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher-quality securities.

Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor’s and Moody’s Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely on the Adviser’s credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST-RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial portion of the Fund’s portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments that generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses, and regulatory changes.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.

RISKS ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS

On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields. If the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 5:00 p.m. Eastern time each day the NYSE is open; except that, on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday) NAV is determined at 3:00 p.m. Eastern time. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.

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How is the Fund Sold?

The Fund offers three Share classes: Cash II Shares, Class K Shares, and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class K Shares. All Share classes have different expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans and IRA Rollovers from such plans, directly or through financial intermediaries. Class K Shares are generally available only to retirement plans where plan level omnibus accounts are held on the books of the Fund. Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

RULE 12B-1 FEES

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.50% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s Class K Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

ACCOUNT ADMINISTRATION FEES

The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES

The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.

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Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
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If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

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You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.

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By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial intermediary to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial intermediaries are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial intermediary’s agreement or materials describing this service.

BY DIRECT DEPOSIT

You may complete an application with State Street Bank and Trust Company to have your Social Security, Railroad Retirement, VA Compensation or Pension, Civil Service Retirement and certain other retirement payments invested directly into the Fund. The application must be filed with State Street Bank and Trust Company before direct deposit may begin. Allow 60 to 90 days for the application to be processed.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.), and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.

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If you call the Fund after 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.), you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
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  during periods of market volatility;
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  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
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  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.
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You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of the Fund’s daily dividend factor by calling the Fund at 1-800-341-7400 or on Federated’s website at FederatedInvestors.com.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Given the short-term nature of the Fund’s investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund’s portfolio and its performance.

PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top ten holdings, the effective average maturity of the Fund’s portfolio and percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.

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To access this information from the “Products” section of the website, click on the “Portfolio Holdings” link under “Related Information” and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link.

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You may also access portfolio information as of the end of the Fund’s fiscal quarters from the “Products” section of the website. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the “Prospectuses and Regulatory Reports” link under “Related Information” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.

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ADVISORY FEES

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The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated July 31, 2007.

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Legal Proceedings

Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund’s directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years, or since inception, if the life of the Class K Shares is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.

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Financial Highlights

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(For a Share Outstanding Throughout the Period)

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Period Ended 7/31/2007 [1]

Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.036
Less Distributions:
Distributions from net investment income	(0.036)

Net Asset Value, End of Period	$1.00

Total Return[2]	3.61%

Ratios to Average Net Assets:

Net expenses	1.15%[3]

Net investment income	4.23%[3]

Expense waiver/reimbursement[4]	0.23%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$1,384

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1 Reflects operations for the period from September 29, 2006 (start of performance) to July 31, 2007.

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2 Based on net asset value. Total returns for periods of less than one year are not annualized.

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3 Computed on an annualized basis.

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4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2007, which can be obtained free of charge.

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Appendix A: Hypothetical Investment and Expense Information

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The following chart provides additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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AUTOMATED CASH MANAGEMENT TRUST - CLASS K SHARES
ANNUAL EXPENSE RATIO: 1.38%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$140.50	$10,362.00

2	$10,362.00	$518.10	$10,880.10	$145.58	$10,737.10

3	$10,737.10	$536.86	$11,273.96	$150.85	$11,125.78

4	$11,125.78	$556.29	$11,682.07	$156.31	$11,528.53

5	$11,528.53	$576.43	$12,104.96	$161.97	$11,945.86

6	$11,945.86	$597.29	$12,543.15	$167.84	$12,378.30

7	$12,378.30	$618.92	$12,997.22	$173.91	$12,826.39

8	$12,826.39	$641.32	$13,467.71	$180.21	$13,290.71

9	$13,290.71	$664.54	$13,955.25	$186.73	$13,771.83

10	$13,771.83	$688.59	$14,460.42	$193.49	$14,270.37

Cumulative		$5,898.34		$1,657.39

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A Statement of Additional Information (SAI) dated September 30, 2007, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated Investors
World-Class Investment Manager

Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc.
2007 ©Federated Investors, Inc.

Cusip 608919783

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35488 (9/07)

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Federated Investors
World-Class Investment Manager

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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September 30, 2007

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INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of short-term, high-quality, fixed income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund’s Fees and Expenses? 3

What are the Fund’s Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 8

What Do Shares Cost? 9

How is the Fund Sold? 9

Payments to Financial Intermediaries 10

How to Purchase Shares 11

How to Redeem and Exchange Shares 14

Account and Share Information 18

Who Manages the Fund? 20

Legal Proceedings 21

Financial Information 23

Appendix A: Hypothetical Investment and Expense Information 25

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations, and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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The Fund may invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Service Shares total returns on a calendar year-end basis.

The Fund’s Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Institutional Service Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.37%.

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Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 1.55% (quarter ended December 31, 2000). Its lowest quarterly return was 0.13% (quarter ended September 30, 2003).

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Average Annual Total Return Table

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The following table represents the Fund’s Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

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Calendar Period	Fund

1 Year	4.52%

5 Years	2.00%

10 Years	3.48%

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The Fund’s Institutional Service Shares 7-Day Net Yield as of December 31, 2006 was 4.75%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

What are the Fund’s Fees and Expenses?

AUTOMATED CASH MANAGEMENT TRUST

FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Fund.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver and Reimbursement)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Other Expenses[3]	0.44%
Total Annual Fund Operating Expenses	0.94%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and an affiliate of the Adviser (affiliate) waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2007.

Total Waiver and Reimbursement of Fund Expenses	0.29%
Total Actual Annual Fund Operating Expenses (after waiver and reimbursement)	0.65%

2 The Adviser voluntarily waived a portion of its management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.27% for the fiscal year ended July 31, 2007.

3 Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. The affiliate voluntarily reimbursed certain operating expenses. The affiliate can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund’s Institutional Service Shares (after the voluntary reimbursement) were 0.38% for the fiscal year ended July 31, 2007.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund’s Institutional Service Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Service Shares operating expenses are before waiver and reimbursement as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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1 Year	$96

3 Years	$300

5 Years	$520

10 Years	$1,155

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What are the Fund’s Investment Strategies?

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The Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities, issued by banks, corporations, and the U.S. government, which mature in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund’s investment adviser (Adviser) actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved database of issuers and securities that meet the Adviser’s standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board’s monetary policy. The Adviser structures the portfolio by investing primarily in variable rate instruments and commercial paper to achieve a limited barbell structure. In this structure, the maturities of the Fund’s investments tend to be concentrated towards the shorter and longer ends of the maturity range of the Fund’s investments, rather than evenly spread across the range. The Adviser generally adjusts the portfolio’s dollar-weighted average maturity by increasing or decreasing the maturities of the investments at the longer end of the barbell. The Adviser generally shortens the portfolio’s maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

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A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the types of fixed-income securities in which the Fund invests.

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Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker’s acceptances.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass-through certificates.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

Insurance Contracts

Insurance contracts include guaranteed investment contracts, funding agreement and annuities. The Fund treats these contracts as fixed-income securities.

Municipal Securities

Municipal securities are issued by states, counties, cities, and other political subdivisions and authorities.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

CREDIT ENHANCEMENT

The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses. The Fund may invest in money market securities directly.

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INVESTMENT RATINGS

The securities in which the Fund invests will be rated in the highest short-term rating category by one or more NRSROs or deemed by the Adviser to be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher-quality securities.

Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor’s and Moody’s Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely on the Adviser’s credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST-RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial portion of the Fund’s portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments that generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses, and regulatory changes.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.

RISKS ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS

On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields. If the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 5:00 p.m. Eastern time each day the NYSE is open; except that, on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday) NAV is determined at 3:00 p.m. Eastern time. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.

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How is the Fund Sold?

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The Fund offers three Share classes: Cash II Shares, Institutional Service Shares and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

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The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through financial intermediaries. Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES

The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.

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Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
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If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

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You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.

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By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial intermediary to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial intermediaries are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial intermediary’s agreement or materials describing this service.

BY DIRECT DEPOSIT

You may complete an application with State Street Bank and Trust Company to have your Social Security, Railroad Retirement, VA Compensation or Pension, Civil Service Retirement and certain other retirement payments invested directly into the Fund. The application must be filed with State Street Bank and Trust Company before direct deposit may begin. Allow 60 to 90 days for the application to be processed.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.

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DIRECTLY FROM THE FUND

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By Telephone

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.), and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.

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If you call the Fund after 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.), you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

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Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

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  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
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  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
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If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.

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Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.

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In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.
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You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

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EXCHANGE PRIVILEGE

You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of the Fund’s daily dividend factor by calling the Fund at 1-800-341-7400 or on Federated’s website at FederatedInvestors.com.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Given the short-term nature of the Fund’s investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund’s portfolio and its performance.

PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top ten holdings, the effective average maturity of the Fund’s portfolio and percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.

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To access this information from the “Products” section of the website, click on the “Portfolio Holdings” link under “Related Information” and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link.

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You may also access portfolio information as of the end of the Fund’s fiscal quarters from the “Products” section of the website. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the “Prospectuses and Regulatory Reports” link under “Related Information” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.

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ADVISORY FEES

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The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated July 31, 2007.

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Legal Proceedings

Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund’s directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information for the fiscal years ended July 31, 2007, 2006 and 2005 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report. The information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

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Year Ended July 31	2007	2006	2005 [1]	2004	2003

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.047	0.038	0.018	0.005	0.009
Less Distributions:
Distributions from net investment income	(0.047)	(0.038)	(0.018)	(0.005)	(0.009)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	4.84%	3.88%	1.80%	0.54%	0.93%

Ratios to Average Net Assets:

Net expenses	0.65%	0.64%	0.64%	0.64%	0.64%

Net investment income	4.73%	3.85%	1.77%	0.54%	0.94%

Expense waiver/reimbursement[3]	0.29%	0.29%	0.28%	0.28%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,777,935	$2,096,218	$1,683,914	$1,832,151	$1,763,112

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1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

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2 Based on net asset value.

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3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2007, which can be obtained free of charge.

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Appendix A: Hypothetical Investment and Expense Information

The following chart provides additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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AUTOMATED CASH MANAGEMENT TRUST - INSTITUTIONAL SERVICE SHARES
ANNUAL EXPENSE RATIO: 0.94%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$95.91	$10,406.00

2	$10,406.00	$520.30	$10,926.30	$99.80	$10,828.48

3	$10,828.48	$541.42	$11,369.90	$103.85	$11,268.12

4	$11,268.12	$563.41	$11,831.53	$108.07	$11,725.61

5	$11,725.61	$586.28	$12,311.89	$112.46	$12,201.67

6	$12,201.67	$610.08	$12,811.75	$117.02	$12,697.06

7	$12,697.06	$634.85	$13,331.91	$121.78	$13,212.56

8	$13,212.56	$660.63	$13,873.19	$126.72	$13,748.99

9	$13,748.99	$687.45	$14,436.44	$131.86	$14,307.20

10	$14,307.20	$715.36	$15,022.56	$137.22	$14,888.07

Cumulative		$6,019.78		$1,154.69


A Statement of Additional Information (SAI) dated September 30, 2007, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated Investors
World-Class Investment Manager

Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc.
2007 ©Federated Investors, Inc.

Cusip 60934N864

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G00554-01-SS (9/07)


Federated
World-Class Investment Manager

Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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September 30, 2007

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

A money market mutual fund seeking to provide stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of short-term U.S. Treasury securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

How is the Fund Sold? 7

Payments to Financial Intermediaries 7

How to Purchase Shares 9

How to Redeem and Exchange Shares 12

Account and Share Information 17

Who Manages the Fund? 20

Legal Proceedings 21

Financial Information 22

Appendix A: Hypothetical Investment and Expense Information 24

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.33%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 1.50% (quarter ended December 31, 2000). Its lowest quarterly return was 0.11% (quarter ended March 31, 2004).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2006.

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Calendar Period	Fund
1 Year	 4.43%
5 Years	 1.94%
10 Years	 3.33%
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The Fund's 7-Day Net Yield as of December 31, 2006 was 4.57%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

AUTOMATED GOVERNMENT MONEY TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.50%
Distribution (12b-1) Fee	None
Other Expenses [3]	0.39%
Total Annual Fund Operating Expenses	0.89%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2007.
Total Waivers of Fund Expenses	0.30%
Total Actual Annual Fund Operating Expenses (after waivers)	0.59%
2 The Adviser voluntarily waived a portion of its management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.21% for the fiscal year ended July 31, 2007.
3 Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) were 0.38% for the fiscal year ended July 31, 2007.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$	 91
3 Years	$	 284
5 Years	$	 493
10 Years	$	1, 096

What are the Fund's Investment Strategies?

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The Fund invests primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Because the Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

What are the Principal Securities in Which the Fund Invests?

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FIXED INCOME SECURITIES

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Fixed income-securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed-income securities in which the Fund may invest:

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

U.S. Treasury Securities

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

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

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REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the prices of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the prices of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

RISKS ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS

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On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields. If the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 5:00 p.m. Eastern time each day the NYSE is open; except that on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday) NAV is determined at 3:00 p.m. Eastern time. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.

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How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through financial intermediaries. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES

The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.


Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

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If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.


You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.

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By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial intermediary to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial intermediaries are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial intermediary's agreement or materials describing this service.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

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

If you call the fund after 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.


By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

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Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.


Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings ;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

Dividends are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of the Fund's daily dividend factor by calling the Fund at 1-800-341-7400 or on Federated's website at FederatedInvestors.com ..


The Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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FREQUENT TRADING POLICIES

Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include the effective average maturity of the Fund's portfolio, identification of the Fund's top ten issuer exposure, and percentage breakdowns of the portfolio by credit quality tier, effective maturity and type of security.

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To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link .

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You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under "Related Information" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.

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ADVISORY FEES

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The Fund's investment advisory contract provides for a payment to the Adviser of an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated July 31, 2007.

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Legal Proceedings

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Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated ; (ii) the chairman of each such fund is independent of Federated ; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively ; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

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The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2007	2006	2005	2004		2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.047	0.037	0.017	0.005		0.008
Net realized gain on investments	--	--	--	0.000	[1]	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.047	0.037	0.017	0.005		0.009
Less Distributions:
Distributions from net investment income	(0.047)	(0.037)	(0.017)	(0.005)		(0.008)
Distributions from net realized gain on investments	--	--	--	(0.000	) [1]	(0.001)
TOTAL DISTRIBUTIONS	(0.047)	(0.037)	(0.017)	(0.005)		(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [2]	4.76%	3.78%	1.72%	0.47%		0.90%

Ratios to Average Net Assets:
Net expenses	0.59%	0.59%	0.59%	0.59%		0.59%
Net investment income	4.65%	3.62%	1.68%	0.45%		0.85%
Expense waiver/reimbursement [3]	0.30%	0.28%	0.30%	0.30%		0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$473,789	$530,728	$800,984	$856,598		$1,093,524

1 Represents less than $0.001.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2007, which can be obtained free of charge.

Appendix A: Hypothetical Investment and Expense Information

The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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AUTOMATED GOVERNMENT MONEY TRUST
ANNUAL EXPENSE RATIO: 0. 89%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$90.83	$10,411.00
2	$10,411.00	$520.55	$10,931.55	$94.56	$10,838.89
3	$10,838.89	$541.94	$11,380.83	$98.45	$11,284.37
4	$11,284.37	$564.22	$11,848.59	$102.49	$11,748.16
5	$11,748.16	$587.41	$12,335.57	$106.71	$12,231.01
6	$12,231.01	$611.55	$12,842.56	$111.09	$12,733.70
7	$12,733.70	$636.69	$13,370.39	$115.66	$13,257.06
8	$13,257.06	$662.85	$13,919.91	$120.41	$13,801.93
9	$13,801.93	$690.10	$14,492.03	$125.36	$14,369.19
10	$14,369.19	$718.46	$15,087.65	$130.51	$14,959.76
Cumulative		$6,033.77		$1,096.07
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A Statement of Additional Information (SAI) dated September 30, 2007, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-5950

Federated
World-Class Investment Manager

Automated Government Money Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N815

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8082201A (9/ 07)

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Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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September 30, 2007

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A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term U.S. Treasury and government agency securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund’s Fees and Expenses? 3

What are the Fund’s Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

How is the Fund Sold? 7

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Payments to Financial Intermediaries 8

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How to Purchase Shares 9

How to Redeem and Exchange Shares 12

Account and Share Information 16

Who Manages the Fund? 18

Legal Proceedings 19

Financial Information 20

Appendix A: Hypothetical Investment and Expense Information 22

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

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The Fund’s investment objective is to provide current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s total return on a calendar year-end basis.

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The Fund’s are sold without a sales charge (load). The total return displayed above is based upon net asset value.

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The Fund’s Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.17%.

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Within the period shown in the bar chart, the Fund’s highest quarterly return was 1.10% (quarter ended December 31, 2006). Its lowest quarterly return was 0.86% (quarter ended March 31, 2006).

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Average Annual Total Return Table

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The following table represents the Fund’s Average Annual Total Returns for the calendar periods ended December 31, 2006.

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Calendar Period	Fund

1 Year	4.09%

Start of Performance[1]	3.34%

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1 The Fund’s start of performance date was February 25, 2005.

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The Fund’s 7-Day Net Yield as of December 31, 2006 was 4.36%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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What are the Fund’s Fees and Expenses?

FEDERATED GOVERNMENT RESERVES FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.30%
Distribution (12b-1) Fee[3]	0.55%
Other Expenses[4]	0.45%
Total Annual Fund Operating Expenses	1.30%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and Distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2007.

Total Waivers of Fund Expenses	0.30%
Total Actual Annual Fund Operating Expenses (after waivers)	1.00%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.10% for the fiscal year ended July 31, 2007.

3 The Distributor voluntarily waived a portion of the distribution (12b-1) fee. The Distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary waiver) was 0.45% for the fiscal year ended July 31, 2007.

4 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see “Payments to Financial Intermediaries” herein.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund’s Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$132

3 Years	$412

5 Years	$713

10 Years	$1,568

What are the Fund’s Investment Strategies?

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The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund’s dollar-weighted average portfolio maturity will be 90 days or less.

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The Fund’s investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board’s policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio’s dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio’s dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Because the Fund refers to Government investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in Government investments.

What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

The following describes the types of fixed-income securities in which the Fund may invest.

U.S. Treasury Securities

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U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

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Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

REPURCHASE AGREEMENTS

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Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the prices of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the prices of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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RISKS ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS

On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields. If the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 4:00 p.m. (Eastern time) each day the NYSE is open except that, on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday) NAV is determined at 3:00 p.m. Eastern time. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.

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How is the Fund Sold?

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and broker-dealers, or to individuals, directly or through financial intermediaries. Shares of the Fund are available principally through investment firms that clear through Pershing LLC.

Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

RULE 12b-1 FEES

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.55% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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The required minimum initial investment for Fund Shares is $500. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

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An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 4:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.

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Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
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If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

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You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.

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By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial intermediary to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial intermediaries are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial intermediary’s agreement or materials describing this service.

THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from Federated Capital Reserves Fund or Federated Municipal Trust. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

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You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 4:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.), and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.

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If you call the Fund after 4:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.) you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.

Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

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  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

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The Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional Shares. No interest will accrue on amounts represented by uncashed distribution checks.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Given the short-term nature of the Fund’s investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund’s portfolio and its performance.

PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Funds’ top ten holdings, effective average maturity and/or percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.

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To access this information from the “Products” section of the website, click on the “Portfolio Holdings” link under “Related Information” and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link.

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You may also access portfolio information as of the end of the Fund’s fiscal quarters from the “Products” section of the website. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the “Prospectuses and Regulatory Reports” link under “Related Information” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.

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ADVISORY FEES

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The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.30% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated July 31, 2007.

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Legal Proceedings

Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund’s directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.

Financial Highlights

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(For a Share Outstanding Throughout Each Period)

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	Year Ended July 31,		Period Ended

	2007	2006	7/31/2005 [1]

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.043	0.034	0.009
Less Distributions:
Distributions from net investment income	(0.043)	(0.034)	(0.009)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[2]	4.41%	3.46%	0.87%

Ratios to Average Net Assets:

Net expenses	1.00%	1.00%	1.00%[3]

Net investment income	4.33%	3.43%	2.23%[3]

Expense waiver/reimbursement[4]	0.30%	0.30%	0.31%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$9,295,241	$7,623,531	$6,250,822

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1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

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2 Based on net asset value. Total returns for periods of less than one year are not annualized.

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3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Annual Report, dated July 31, 2007, which can be obtained free of charge.

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Appendix A: Hypothetical Investment and Expense Information

The following chart provides additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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FEDERATED GOVERNMENT RESERVES FUND
ANNUAL EXPENSE RATIO: 1.30%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$132.41	$10,370.00

2	$10,370.00	$518.50	$10,888.50	$137.30	$10,753.69

3	$10,753.69	$537.68	$11,291.37	$142.38	$11,151.58

4	$11,151.58	$557.58	$11,709.16	$147.65	$11,564.19

5	$11,564.19	$578.21	$12,142.40	$153.12	$11,992.07

6	$11,992.07	$599.60	$12,591.67	$158.78	$12,435.78

7	$12,435.78	$621.79	$13,057.57	$164.66	$12,895.90

8	$12,895.90	$644.80	$13,540.70	$170.75	$13,373.05

9	$13,373.05	$668.65	$14,041.70	$177.07	$13,867.85

10	$13,867.85	$693.39	$14,561.24	$183.62	$14,380.96

Cumulative		$5,920.20		$1,567.74

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A Statement of Additional Information (SAI) dated September 30, 2007, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Government Reserves Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc.
2007 © Federated Investors, Inc.

Cusip 608919205

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31534 (9/07)

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Federated
World-Class Investment Manager

Federated Master Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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September 30, 2007

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A money market mutual fund seeking current income consistent with stability of principal by investing primarily in a portfolio of short-term, high-quality, fixed-income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 8

What Do Shares Cost? 10

How is the Fund Sold? 10

Payments to Financial Intermediaries 10

How to Purchase Shares 12

How to Redeem and Exchange Shares 15

Account and Share Information 19

Who Manages the Fund? 22

Legal Proceedings 23

Financial Information 24

Appendix A: Hypothetical Investment and Expense Information 26

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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The Fund may invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal H ome Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and T able

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar ye ar- end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the six-month period from January 1, 2007 to June 30, 2007 was 2. 46%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 1.59% (quarter ended December 31, 2000). Its lowest quarterly return was 0.17% (quarter ended June 30, 2004).

Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns, for the calendar periods ended December 31, 2006.

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Calendar Period	Fund
1 Year	 4. 70%
5 Years	2. 19%
10 Years	3. 65%
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The Fund's 7-Day Net Yield as of December 31, 2006 was 4. 94%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED MASTER TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.40%
Distribution (12b-1) Fee	None
Other Expenses [3]	0.48%
Total Annual Fund Operating Expenses	0.88%
Total Waiver and Reduction of Fund Expenses (contractual)	0.41%
Total Actual Annual Fund Operating Expenses (after contractual waiver and reduction)	0.47%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
2 Under the investment advisory contract, the Adviser will waive to the extent of its management fee, the amount, if any, by which the Fund's aggregate annual operating expenses, including the management fee but excluding interest, taxes, brokerage commission, federal and state registration fees, withholding taxes, and extraordinary expenses, exceed 0.45% of its average daily net assets. Pursuant to the investment advisory contract, the Adviser waived a portion of the management fee. The management fee paid by the Fund (after the contractual waiver) was 0.24% for the fiscal year ended July 31, 2007. Any waiver by the shareholder services provider that reduces such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. Shareholders must approve any change to the contractual waiver.
3 Includes a shareholder services/account administration fee which is used to compensate financial intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate financial intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended July 31, 2007. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 2008. Total other expenses paid by the Fund (after the reduction) were 0.23% for the fiscal year ended July 31, 2007.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are after contractual waiver and reduction as shown in the table and remain the same. Although your actu al costs may be higher or lower, based on these assumptions your costs would be:

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1 Year	 $ 48
3 Years	 $151
5 Years	 $263
10 Years	 $591

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities, issued by banks, corporations and the U.S. government, which mature in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund an d to select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved database of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate instruments and commercial paper to achieve a limited barbell structure. In this structure, the maturities of the Fund's investments tend to be co ncentrated towards the shorter and longer ends of the maturity range of the Fund's investments, rather than evenly spread across the range. The Adviser generally adjusts the portfolio's dollar-weighted average maturity by increasing or decreasing the maturities of the investments at the longer end of the barbell. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

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A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the types of fixed-income securities in which the Fund invests:

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Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed s ecurity. Asset-backed securities may also take the form of commercial paper, notes, or pass-through certificates.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administrati on, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

Insurance Contracts

Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed-income securities.

Municipal Securities

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The F und considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

CREDIT ENHANCEMENT

The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay a mounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The custodian or subcustodian of the Fund will take possession of the securities subject to repurchase agreements. The Adviser or sudcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

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Repurchase agreements are subject to credit risks.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These other investment companies are managed independently of the Fund and in cur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits an d efficiencies of this approach should outweigh the potential additional fees and/or expenses. The Fund may invest in money market securities directly.

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INVESTMENT RATINGS

The securities in which the Fund invests will be rated in the highest short-term rating category by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher-quality securities.

Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to impleme nt its investment strategy.

INTEREST RATE RISK

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities wit h longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial portion of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments that generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

RISKS ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS

On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields. If the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC. If an order is received on any day the Fund does not determine NAV, the order will be held and processed at the NAV next determined by the Fund.

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How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutional investors such as banks, fiduciaries and custodians of public funds, or to individuals, directly or through financial intermediaries. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial i ntermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accou nts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is no t eligible to also receive Service Fees or Recordkeeping Fees on that same accoun t.

RECORDKEEPING FEES

The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fe es on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the F und.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

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If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

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You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.

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By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial intermediary to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial intermediaries are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial intermediary's agreement or materials describing this service.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.

If you call the Fund by 3:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call the Fund after 3:00 p.m. (Eastern time) and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to th at day's dividend and your redemption proceeds will be sent to you the following business day.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemp tion proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.

In addition, the right of redemption may be suspended, or the payment o f proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, s end your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

FREQUENT TRADING POLICIES

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Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

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PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund's portfolio holdings is available in the "Product s" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings and p ercentage breakdowns of the portfolio by credit quality, type of security and effective maturity range.

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To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link.

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You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under "Related Information" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated In vestors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.

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ADVISORY FEES

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The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated July 31, 2007.

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Legal Proceedings

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Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against thre e Federated ubsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Managemen t Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company A ct by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless:(i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectivelyl; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..

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Federated and various Funds have also been named as defendants in several additional l awsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information for the fiscal years ended July 31, 2007, 2006, and 2005 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report. The information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2007	2006	2005 [1]	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.049	0.040	0.020	0.007	0.011
Less Distributions:
Distributions from net investment income	(0.049)	(0.040)	(0.020)	(0.007)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	5.03%	4.05%	1.97%	0.71%	1.12%

Ratios to Average Net Assets:
Net expenses	0.47%	0.48%	0.47%	0.46%	0.46%
Net investment income	4.92%	3.97%	1.91%	0.71%	1.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$221,362	$189,392	$114,763	$148,324	$180,849

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net as set value.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2007, which can be obtained free of charge.

Appendix A: Hypothetical Investment and Expense Information

The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., de ferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

FEDERATED MASTER TRUST
ANNUAL EXPENSE RATIO: 0.47%
MAXIMUM FRONT-END SALES CHARGE: NONE

Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$48.06	$10,453.00
2	$10,453.00	$522.65	$10,975.65	$50.24	$10,926.52
3	$10,926.52	$546.33	$11,472.85	$52.52	$11,421.49
4	$11,421.49	$571.07	$11,992.56	$54.90	$11,938.88
5	$11,938.88	$596.94	$12,535.82	$57.38	$12,479.71
6	$12,479.71	$623.99	$13,103.70	$59.98	$13,045.04
7	$13,045.04	$652.25	$13,697.29	$62.70	$13,635.98
8	$13,635.98	$681.80	$14,317.78	$65.54	$14,253.69
9	$14,253.69	$712.68	$14,966.37	$68.51	$14,899.38
10	$14,899.38	$744.97	$15,644.35	$71.61	$15,574.32
Cumulative		$6,152.68		$591.44
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A Statement of Additional Information (SAI) dated September 30, 2007 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-5950

Federated
World-Class Investment Manager

Federated Master Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N740

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8010411A (9 /07)

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Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term U.S. Government Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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September 30, 2007

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A money market mutual fund seeking to provide high current income consistent with stability of principal and liquidity by investing in a portfolio of short-term U.S. Treasury and government agency securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

How is the Fund Sold? 7

Payments to Financial Intermediaries 8

How to Purchase Shares 9

How to Redeem and Exchange Shares 12

Account and Share Information 15

Who Manages the Fund? 17

Legal Proceedings 18

Financial Information 19

Appendix A: Hypothetical Investment and Expense Information 21

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide high current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund .

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the six-month period from January 1, 2007 to June 30, 2007 was 2. 43%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 1.56% ( quarter ended September 30, 2000). Its lowest quarterly return was 0.16% (quarter ended June 30, 2004).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2006.

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Calendar Period	Fund
1 Year	 4.65%
5 Years	 2.11%
10 Years	 3.54%
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The Fund's 7-Day Net Yield as of December 31, 2006 was 4. 88%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver and Reduction) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.40%
Distribution (12b-1) Fee	None
Other Expenses [3]	0.41%
Total Annual Fund Operating Expenses	0.81%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser waived certain amounts and the shareholder services provider did not charge its fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2007.
Total Waiver and Reduction of Fund Expenses	0.35%
Total Actual Annual Fund Operating Expenses (after waiver and reduction)	0.46%
2 The Adviser voluntarily waived a portion of its management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.30% for the fiscal year ended July 31, 2007.
3 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended July 31, 2007. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 2008. Total other expenses paid by the Fund (after the reduction) were 0.16% for the fiscal year ended July 31, 2007.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waiver and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$83
3 Years	$259
5 Years	$450
10 Years	$1,002

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund's dollar-weighted average portfolio maturity will be 90 days or less.

The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook.

The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Because the Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed-income securities in which the Fund may invest:

U.S. Treasury Securities

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U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risk.

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Agency Securities

Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

REPURCHASE AGREEMENTS

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Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

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Repurchase agreements are subject to credit risks.

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What are the Specific Risks of Investing in the Fund?

INTEREST-RATE RISK

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

RISK ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS

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On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields. If the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

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What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.

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How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity, or to individuals, directly or through financial intermediaries. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

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The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

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RECORDKEEPING FEES

The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

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If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

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You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.

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By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.

If you call the Fund by 3:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call the Fund after 3:00 p.m. (Eastern time) and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

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Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

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  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
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  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings .
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If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.

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In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

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  when the NYSE is closed, other than customary weekend and holiday closings;
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  when trading on the NYSE is restricted, as determined by the SEC; or
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  in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

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The Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional Shares. No interest will accrue on amounts represented by uncashed distribution checks.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

FREQUENT TRADING POLICIES

Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include the effective average maturity of the Fund's portfolio, identification of the Fund's top ten issuer exposures and percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

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To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link.

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You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under "Related Information" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.

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ADVISORY FEES

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The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated July 31, 2007.

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Legal Proceedings

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Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated ; (ii) the chairman of each such fund is independent of Federated ; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively ; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.049	0.039	0.019	0.006	0.010
Less Distributions:
Distributions from net investment income	(0.049)	(0.039)	(0.019)	(0.006)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	4.97%	4.01%	1.93%	0.65%	1.04%

Ratios to Average Net Assets:
Net expenses	0.46%	0.46%	0.46%	0.46%	0.46%
Net investment income	4.86%	3.96%	1.91%	0.64%	1.03%
Expense waiver/reimbursement [2]	0.10%	0.31%	0.45%	0.40%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$209,398	$204,909	$110,588	$128,039	$220,547

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2007, which can be obtained free of charge.

Appendix A: Hypothetical Investment and Expense Information

The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST
ANNUAL EXPENSE RATIO: 0.81%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$82.70	$10,419.00
2	$10,419.00	$520.95	$10,939.95	$86.16	$10,855.56
3	$10,855.56	$542.78	$11,398.34	$89.77	$11,310.41
4	$11,310.41	$565.52	$11,875.93	$93.53	$11,784.32
5	$11,784.32	$589.22	$12,373.54	$97.45	$12,278.08
6	$12,278.08	$613.90	$12,891.98	$101.54	$12,792.53
7	$12,792.53	$639.63	$13,432.16	$105.79	$13,328.54
8	$13,328.54	$666.43	$13,994.97	$110.22	$13,887.01
9	$13,887.01	$694.35	$14,581.36	$114.84	$14,468.88
10	$14,468.88	$723.44	$15,192.32	$119.65	$15,075.13
Cumulative		$6,056.22		$1,001.65
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A Statement of Additional Information (SAI) dated September 30, 2007, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-5950

Federated
World-Class Investment Manager

Federated Short-Term U.S. Government Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N765

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8020102A (9/07)

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Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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September 30, 2007

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INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing in a portfolio of short-term U.S. Treasury and government agency securities that pay interest exempt from state personal income tax.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	3
What are the Fund’s Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	5
What are the Specific Risks of Investing in the Fund?	6
What Do Shares Cost?	6
How is the Fund Sold?	7
Payments to Financial Intermediaries	7
How to Purchase Shares	8
How to Redeem and Exchange Shares	11
Account and Share Information	14
Who Manages the Fund?	16
Legal Proceedings	17
Financial Information	19
Appendix A: Hypothetical Investment and Expense Information	21

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less that pay interest exempt from state personal income tax. The portfolio of the Fund will have a dollar-weighted average maturity of 90 days or less.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Bank System and the Tennessee Valley Authority. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-end basis.

The Fund’s Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Institutional Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.53%.

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Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 1.62% (quarter ended September 30, 2000). Its lowest quarterly return was 0.21% (quarter ended September 30, 2003).

Average Annual Total Return Table

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The following table represents the Fund’s Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

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Calendar Period	Fund

1 Year	4.86%

5 Years	2.34%

10 Years	3.78%

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The Fund’s Institutional Shares 7-Day Net Yield as of December 31, 2006 was 5.07%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

What are the Fund’s Fees and Expenses?

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%
Distribution (12b-1) Fee	None
Other Expenses[3]	0.34%
Total Annual Fund Operating Expenses	0.54%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser waived certain amounts and the shareholder services provider did not charge its fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2007.

Total Waiver and Reduction of Fund Expenses	0.34%
Total Actual Annual Operating Expenses (after waiver and reduction)	0.20%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.11% for the fiscal year ended July 31, 2007.

3 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended July 31, 2007. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 2008. Total other expenses paid by the Fund’s Institutional Shares (after the reduction) were 0.09% for the fiscal year ended July 31, 2007.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Shares operating expenses are before waiver and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$55

3 Years	$173

5 Years	$302

10 Years	$677

What are the Fund’s Investment Strategies?

The Fund invests in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less that pay interest exempt from state personal income tax. The Fund’s dollar-weighted average portfolio maturity will be 90 days or less.

The Fund’s investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board’s policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio’s dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio’s dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Because the Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments. Because the Fund also refers to “tax-managed” in its name, U.S. government investments that are collateral under repurchase agreements are not included in this calculation.

What are the Principal Securities in Which the Fund Invests?

The Fund invests primarily in fixed-income securities, including U.S. Treasury securities and agency securities.

FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed-income securities in which the Fund may invest:

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U.S. Treasury Securities

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U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risk.

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Agency Securities

Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

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CREDIT RISKS

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

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RISKS ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS

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On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields. If the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

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What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 2:00 p.m. (Eastern time) and as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.

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How is the Fund Sold?

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The Fund offers two Share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other class.

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The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries, and institutional investors, or to individuals, directly or through financial intermediaries. Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

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RECORDKEEPING FEES

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The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

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NETWORKING FEES

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The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

The required minimum initial investment for Fund Shares is $500,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $500,000 minimum is reached within one year. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 2:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

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If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

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You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.

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By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.

If you call the Fund by 2:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.

If you call the Fund after 2:00 p.m. (Eastern time) and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

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If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.

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In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
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  during any period when the NYSE is closed, other than customary weekend and holiday closings, or trading on the NYSE is restricted due to market-wide events.
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You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

The Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional Shares. No interest will accrue on amounts represented by uncashed distribution checks.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Given the short-term nature of the Fund’s investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund’s Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund’s portfolio and its performance.

PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include the effective average maturity of the Fund’s portfolio and percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

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To access this information from the “Products” section of the website, click on the “Portfolio Holdings” link under “Related Information” and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link.

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You may also access portfolio information as of the end of the Fund’s fiscal quarters from the “Products” section of the website. The Fund’s annual and semi-annual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the “Prospectuses and Regulatory Reports” link under “Related Information” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.

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ADVISORY FEES

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The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.20% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated July 31, 2007.

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Legal Proceedings

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Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund’s directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information for the fiscal year ended July 31, 2007, has been derived from the fund’s financial statements which were audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report. As discussed in the Annual Report, the information for prior years was derived from the fund’s financial statements which were audited by Deloitte & Touche LLP, another independent registered public accounting firm.

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On August 18, 2006, the Fund’s Board, upon recommendation of the Audit Committee, appointed KPMG LLP as the Fund’s independent registered public accounting firm for the fiscal year ending July 31, 2007. On the same date, the Fund’s former auditor, Deloitte & Touche LLP, resigned. See the Fund’s Annual Report for further information regarding the change in independent registered public accounting firm.

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Financial Highlights

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(For a Share Outstanding Throughout Each Period)

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Year Ended July 31	2007 [1]	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.051	0.041	0.022	0.009	0.013
Less Distributions:
Distributions from net investment income	(0.051)	(0.041)	(0.022)	(0.009)	(0.013)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	5.18%	4.21%	2.17%	0.89%	1.26%

Ratios to Average Net Assets:

Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	5.06%	4.15%	2.15%	0.88%	1.25%

Expense waiver/reimbursement[3]	0.09%	0.29%	0.34%	0.35%	0.34%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,062,328	$1,556,092	$1,206,111	$1,159,503	$1,521,953

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1 For the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

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2 Based on net asset value.

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3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated July 31, 2007, which can be obtained free of charge.

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Appendix A: Hypothetical Investment and Expense Information

The following chart provides additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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GOVERNMENT OBLIGATIONS TAX-MANAGED FUND -- INSTITUTIONAL SHARES
ANNUAL EXPENSE RATIO: 0.54%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$55.20	$10,446.00

2	$10,446.00	$522.30	$10,968.30	$57.67	$10,911.89

3	$10,911.89	$545.59	$11,457.48	$60.24	$11,398.56

4	$11,398.56	$569.93	$11,968.49	$62.92	$11,906.94

5	$11,906.94	$595.35	$12,502.29	$65.73	$12,437.99

6	$12,437.99	$621.90	$13,059.89	$68.66	$12,992.72

7	$12,992.72	$649.64	$13,642.36	$71.73	$13,572.20

8	$13,572.20	$678.61	$14,250.81	$74.92	$14,177.52

9	$14,177.52	$708.88	$14,886.40	$78.27	$14,809.84

10	$14,809.84	$740.49	$15,550.33	$81.76	$15,470.36

Cumulative		$6,132.69		$677.10

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A Statement of Additional Information (SAI) dated September 30, 2007, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated Investors
World-Class Investment Manager

Government Obligations Tax-Managed Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc.
2007 ©Federated Investors, Inc.

Cusip 60934N856

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32788 (9/07)

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Federated
World-Class Investment Manager

Liquid Cash Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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September 30, 2007

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A money market mutual fund seeking to provide stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of U.S. Treasury and government agency securities.

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This Fund is available only to federally insured depository institutions including:

  banks;
  savings associations; and
  credit unions.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 7

What Do Shares Cost? 8

How is the Fund Sold? 8

Payments to Financial Intermediaries 8

How to Purchase Shares 10

How to Redeem and Exchange Shares 13

Account and Share Information 17

Who Manages the Fund? 19

Legal Proceedings 20

Financial Information 21

Appendix A: Hypothetical Investment and Expense Information 23

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

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The Fund's investment objective is to provide stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund also makes loans of federal funds to federally insured depository institutions. By operating policy, the Fund limits depository institutions receiving the loans to those the Fund's investment adviser (Adviser) deems to be adequately capitalized with a short-term rating of Prime-1 by Moody's Investors Services, Inc. (Moody's). Ordinarily, the Fund has a dollar-weighted average maturity between one and seven days.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the six-month period from January 1, 2007 to June 30, 2007 was 2. 57%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 1.63% (quarter ended September 30, 2000). Its lowest quarterly return was 0.22% (quarter ended June 30, 2004).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2006.

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Calendar Period	Fund
1 Year	 4. 97%
5 Years	2. 38%
10 Years	3. 80%
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The Fund's 7-Day Net Yield as of December 31, 2006 was 5. 18%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

LIQUID CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers, Reimbursement and Reduction) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.40%
Distribution (12b-1) Fee	None
Other Expenses [3]	0.59%
Total Annual Fund Operating Expenses	0.99%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. As a result of contractual obligations and voluntary waivers, the Adviser and administrator waived and reimbursed certain amounts. Additionally, the shareholder services provider did not charge its fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2007.
Total Waivers, Reimbursement and Reduction of Fund Expenses (contractual and voluntary)	0.80%
Total Actual Annual Fund Operating Expenses (after waivers, reimbursement and reduction)	0.19%
2 Under the investment advisory contract, the Adviser will waive to the extent of its management fee, the amount, if any, by which the Fund's aggregate annual operating expenses, including the management fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, and extraordinary expenses, exceed 0.45% of its average daily net assets. Pursuant to the investment advisory contract, the Adviser waived 0.25% of its management fee for the fiscal year ended July 31, 2007. In addition, the Adviser voluntarily waived 0.15% of its management fee. The Adviser can terminate this voluntary waiver at any time at its sole discretion. The management fee paid by the Fund (after the contractual and voluntary waiver) was 0.00% for the fiscal year ended July 31, 2007. Any waiver/reduction by the administrator and shareholder services provider that reduces such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment.
3 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries" herein. The administrator voluntarily waived a portion of its fee and the Adviser voluntarily reimbursed certain operating expenses of the Fund. These voluntary waivers/reimbursements can be terminated at any time. In addition, the Fund did not pay or accrue the shareholder services fee during the fiscal year ended July 31, 2007. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 2008. Total other expenses paid by the Fund (after the voluntary waiver, reimbursement and reduction) were 0.19% for the fiscal year ended July 31, 2007.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses as shown in the table, remain the same and are based upon the contractually imposed expense limitation of 0.45% plus interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, and extraordinary expenses. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 50
3 Years	$157
5 Years	$274
10 Years	$616

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund also makes loans of federal funds to federally insured depository institutions. By operating policy, the Fund limits depository institutions receiving the loans to those the Adviser deems to be adequately capitalized with a short-term rating of Prime-1 by Moody's. The Fund has a dollar-weighted average maturity of 90 days or less; ordinarily, the Fund will have a dollar-weighted average maturity between one and seven days.

The Fund limits its investments to those that would enable it to qualify as a permissible investment for national banks, federal savings associations and federal credit unions.

What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

The following describes the types of fixed-income securities in which the Fund may invest:

U.S. Treasury Securities

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U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risk.

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Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other Government Sponsored Entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

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SPECIAL TRANSACTIONS

Repurchase Agreements

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Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

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Repurchase agreements are subject to credit risks.

Loans of Federal Funds

Loans of federal funds are unsecured loans of money held in the Federal Reserve System to federally insured depository institutions. Typically, the term of these loans is one day. Loans of federal funds are subject to credit risk.

INVESTMENT RATINGS

Prime-1- Depository institutions (or related supporting institutions) receiving Prime-1 commercial paper ratings by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

  Leading market positions in well-established industries;
  High rates of return on funds employed;
  Conservative capitalization structure with moderate reliance on debt and ample asset protection;
  Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher-quality securities.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

RISK ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS

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On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields. If the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

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What Do Shares Cost?

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You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 3:00 p.m. Eastern time and as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.

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How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to federally insured depository institutions, including banks, savings associations, and credit unions directly or through financial intermediaries. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

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The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

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NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

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You may purchase Shares through a financial intermediary, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. Eastern time and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

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Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

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If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

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You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.

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By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 3:00 p.m. Eastern time , and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

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If you call the Fund after 3:00 p.m. Eastern time and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

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  Fund Name and Share Class, account number, and account registration;
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  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

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Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

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  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
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  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets ; or
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  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings .
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If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.

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In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

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  when the NYSE is closed, other than customary weekend and holiday closings;
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  when trading on the NYSE is restricted, as determined by the SEC; or
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  in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten issuer exposures and percentage breakdowns of the portfolio by credit quality, tier, type of security, and effective maturity range.

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To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link .

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You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under "Related Information" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.

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ADVISORY FEES

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The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated July 31, 2007.

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Legal Proceedings

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Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters , is available in the "About Us" section of Federated's website at FederatedInvestors.com ..

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information for the fiscal years ended July 31, 2007, 2006 and 2005 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report. The information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2007	2006	2005 [1]	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.051	0.043	0.022	0.009	0.012
Less Distributions:
Distributions from net investment income	(0.051)	(0.043)	(0.022)	(0.009)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	5.26%	4.33%	2.27%	0.91%	1.25%

Ratios to Average Net Assets:
Net expenses	0.19%	0.18%	0.17%	0.16%	0.16%
Net investment income	5.22%	4.32%	2.28%	0.90%	1.24%
Expense waiver/reimbursement [3]	0.30%	0.30%	0.30%	0.30%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$101,470	$86,721	$81,537	$93,831	$228,140

1 Beginning with the year ended July 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2007, which can be obtained free of charge.

Appendix A: Hypothetical Investment and Expense Information

The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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LIQUID CASH TRUST
ANNUAL EXPENSE RATIO: 0. 49%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$50.10	$10,451.00
2	$10,451.00	$522.55	$10,973.55	$52.36	$10,922.34
3	$10,922.34	$546.12	$11,468.46	$54.73	$11,414.94
4	$11,414.94	$570.75	$11,985.69	$57.19	$11,929.75
5	$11,929.75	$596.49	$12,526.24	$59.77	$12,467.78
6	$12,467.78	$623.39	$13,091.17	$62.47	$13,030.08
7	$13,030.08	$651.50	$13,681.58	$65.29	$13,617.74
8	$13,617.74	$680.89	$14,298.63	$68.23	$14,231.90
9	$14,231.90	$711.60	$14,943.50	$71.31	$14,873.76
10	$14,873.76	$743.69	$15,617.45	$74.52	$15,544.57
Cumulative		$6,146.98		$615.97
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A Statement of Additional Information (SAI) dated September 30, 2007, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-5950

Federated
World-Class Investment Manager

Liquid Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N757

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8050206A (9/07)

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Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Liberty U.S. Government Money Market Trust

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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September 30, 2007

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CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES

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A money market mutual fund seeking to provide stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of short-term U.S. Treasury and government agency securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 8

What Do Shares Cost? 9

How is the Fund Sold? 13

Payments to Financial Intermediaries 13

How to Purchase Shares 15

How to Redeem and Exchange Shares 18

Account and Share Information 23

Who Manages the Fund? 25

Legal Proceedings 26

Financial Information 27

Appendix A: Hypothetical Investment and Expense Information 32

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

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The Fund's investment objective is to provide stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The total returns shown here are for Class A Shares offered by Liberty U.S. Government Money Market Trust. Note that Class C Shares and Class F Shares have only been offered since May 2, 2005. These total returns would be substantially similar to the annual returns for Class B Shares, Class C Shares and Class F Shares over the same period and would differ only to the extent that the classes do not have the same expenses. It is anticipated that expenses of Class B Shares and Class C Shares will exceed those of Class A Shares and the expenses of Class F Shares will equal those of Class A Shares.

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Class A Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.20%.

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Within the period shown in the chart, the Fund's Class A Shares highest quarterly return was 1.44% (quarter ended December 31, 2000). Its lowest quarterly return was 0.04% (quarter ended June 30, 2004).

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Average Annual Total Return Table

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The following table represents the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

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Calendar Period	Class A	 Class B 1	Class C 2	Class F 3
1 Year	 4.17%	 (2.26)%	2.25%	3.17%
5 Years	 1.64%	 0.58%	N/A	N/A
10 Years	 3.03%	 2.23%	N/A	N/A
Since Inception [4]	--	 --	2.66%	2.99%
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1 Class B Shares' Average Total Return for the one-year and five-year periods reflect deductions of the contingent deferred sales charges of 5.50% and 2.00%, respectively. See "Sales Charge When You Redeem."

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2 Class C Shares' Average Total Return for the one-year period reflects deductions of the contingent deferred sales charge of 1.00%. See "Sales Charge When You Redeem."

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3 Class F Shares' Average Total Return for the one-year period reflects deductions of the contingent deferred sales charge of 1.00%. See "Sales Charge When You Redeem."

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4 The Fund's Class C Shares and Class F Shares start of performance date was May 2, 2005.

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The Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares 7-Day Net Yields as of December 31, 2006 were 4.42%, 3. 52%, 3.58% and 4. 42%, respectively. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares and Class B Shares of the Fund.

Shareholder Fees	Class A	Class B
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers, Reduction and Reimbursement) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.50%	0.50%
Distribution (12b-1) Fee	None	0.75%
Other Expenses [3]	0.71%	0.71%
Total Annual Fund Operating Expenses	1.21%	1.96% [4]

1 With regard to the Class A Shares and Class B Shares, the percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, administrator, and shareholder services provider waived, reimbursed and/or did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2007.
Total Waivers, Reduction and Reimbursement of Fund Expenses	0.29%	0.14%
Total Actual Annual Fund Operating Expenses (after waivers, reduction and reimbursement)	0.92%	1.82%
2 The maximum management fee is 0.500% of the first $500 million in average daily net assets, 0.475% of the second $500 million in average daily net assets, 0.450% of the third $500 million in average daily net assets, 0.425% of the fourth $500 million and 0.400% of average daily net assets in excess of $2 billion. The Adviser voluntarily waived a portion of its management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.38% for the fiscal year ended July 31, 2007.
3 Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The administrator voluntarily waived a portion of its fee. The shareholder services provider reimbursed a portion of its fee for the Fund's Class A Shares. Additionally, the shareholder services provider did not charge, and therefore the Fund's Class A Shares did not accrue, a portion of its fee. The administrator and shareholder services provider can terminate these voluntary waivers, reduction, and/or reimbursement at any time. Total other expenses paid by the Fund's Class A Shares and Class B Shares (after the voluntary waivers, reduction and reimbursement) were 0.54% and 0.69%, respectively, for the fiscal year ended July 31, 2007.
4 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pays lower operating expenses than Class B Shares.

What are the Fund's Fees and Expenses?

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class C Shares and Class F Shares of the Fund.

Shareholder Fees	Class C	Class F
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers, Reductions and Reimbursement) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.50%	0.50%
Distribution (12b-1) Fee	0.75%	None
Other Expenses [3]	0.71%	0.71%
Total Annual Fund Operating Expenses	1.96%	1.21%

1 With regard to the Class C Shares and Class F Shares, the percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, administrator and shareholder services provider waived, reimbursed and/or did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2007.
Total Waivers, Reductions and Reimbursement of Fund Expenses	0.17%	0.29%
Total Actual Annual Fund Operating Expenses (after waivers, reductions and reimbursement)	1.79%	0.92%
2 The maximum management fee is 0.500% of the first $500 million in average daily net assets, 0.475% of the second $500 million in average daily net assets, 0.450% of the third $500 million in average daily net assets, 0.425% of the fourth $500 million and 0.400% of average daily net assets in excess of $2 billion. The Adviser voluntarily waived a portion of its management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.38% for the fiscal year ended July 31, 2007.
3 Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The administrator voluntarily waived a portion of its fee. The shareholder services provider reimbursed a portion of its fee for the Fund's Class F Shares. Additionally, the shareholder services provider did not charge, and therefore the Fund's Class C and Class F Shares did not accrue, a portion of their fee. The administrator and shareholder services provider can terminate these voluntary waivers, reductions and/or reimbursement at any time. Total other expenses paid by the Fund's Class C Shares and Class F Shares (after the voluntary waivers, reduction and reimbursement) were 0.66% and 0.54%, respectively, for the fiscal year ended July 31, 2007.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares operating expenses are before waivers, reductions and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$ 123	$ 384	$ 665	$1, 466
Expenses assuming no redemption	$ 123	$ 384	$ 665	$1, 466
Class B:
Expenses assuming redemption	$ 749	$1, 015	$1, 257	$2, 091
Expenses assuming no redemption	$ 199	$ 615	$1, 057	$2, 091
Class C:
Expenses assuming redemption	$299	$ 615	$1,057	$2,285
Expenses assuming no redemption	$199	$ 615	$1,057	$2,285
Class F:
Expenses assuming redemption	$ 223	$ 484	$ 665	$1, 466
Expenses assuming no redemption	$ 123	$ 384	$ 665	$1, 466

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

The Fund's investment adviser (Adviser), targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.
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The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and to reduce the effect of unfavorable changes. The Adviser selects securities used to lengthen or shorten the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

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Because the Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed-income securities in which the Fund may invest:

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S . Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

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A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

REPURCHASE AGREEMENTS

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Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

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Repurchase agreements are subject to credit risks.

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ASSET SEGREGATION

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In order to secure its obligations in connection with special transactions, the Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as demand for particular fixed-income securities, may cause the prices of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy. Money Market Funds try to minimize this risk by purchasing higher quality securities.

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RISKS ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS

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On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields. If the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

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What Do Shares Cost?

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You can purchase Class A Shares or Class B Shares and redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund's Class C Shares and Class F Shares are not available for direct purchase. They may be acquired exclusively through an exchange from the same share class of another Federated Fund. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.

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The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

	Minimum Initial/Subsequent Investment Amounts [1]	Maximum Sales Charges
Shares Offered		Front-End Sales Charge	Contingent Deferred Sales Charge [2]
Class A	$1,500/$100	None	None
Class B	$1,500/$100	None	5.50%
Class C	$1,500/$100	None	1.00%
Class F	$1,500/$100	None	1.00%
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1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amount for Systematic Investment Programs (SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. To maximize your return and minimize the sales charges and marketing fees, purchases of Class B Shares are generally limited to $100,000. Purchases in excess of these limits may be made in Class A Shares. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund. See "Purchase Limits on Class B Shares" below. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

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2 See "Sales Charge When You Redeem."

You should consider that Class A Shares do not have front-end or deferred sales charges and that the expense ratio for Class A Shares will be lower than that for Class B Shares. On the other hand, a contingent deferred sales charge (CDSC) is imposed on the redemption of Class B Shares. Thus, Class A Shares will normally be preferable to Class B Shares except when Class B Shares are acquired through an exchange for Class B Shares of another Federated fund. While no CDSC will be charged when Class B Shares of another Federated fund are exchanged for Class B Shares of the Fund, a CDSC may be payable if Class B Shares of another Federated fund are redeemed to purchase Class A Shares of the Fund.

PURCHASE LIMITS ON CLASS B SHARES

In order to maximize shareholder returns and minimize sales charges and marketing fees, an investor's purchases of Class B Shares are generally limited to $100,000. In applying the limit, the dollar amount of the current purchase is added to the product obtained by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K shares of any Federated fund currently held in linked Qualifying Accounts. If the sum of these two amounts would equal or exceed the limit, then the current purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor's financial intermediary to offer the opportunity to convert the order to Class A Shares. If your Shares are held on the books of the Fund in the name of a financial intermediary, you may be subject to rules of your financial intermediary that differ from those of the Fund.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
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  Shares held the longest. ( To determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund.)
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The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

Class B Shares:
Shares Held Up To:		CDSC
1 Year		5.50%
2 Years		4.75%
3 Years		4.00%
4 Years		3.00%
5 Years		2.00%
6 Years		1.00%
7 Years or More		0.00%
Class C Shares:
You will pay a 1.00% CDSC if you redeem Shares within 12 months of the purchase date.
Class F Shares:
Purchase Amount	Shares Held	CDSC
Up to $2 million	4 years or less	1.00%
$2 million - but less than $5 million	2 years or less	0.50%
$5 million or more	1 year or less	0.25%

If your investment qualifies for a reduction or elimination of the CDSC, you or your financial intermediary must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:

  following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;
  purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;
  purchased by Trustees, employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of a financial intermediary that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;
  purchased through a financial intermediary that did not receive an advance commission on the purchase;
  purchased with reinvested dividends or capital gains;
  redeemed by the Fund when it closes an account for not meeting the minimum balance requirements;
  purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange);

Class B Shares only

  which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program; or

Class F Shares only

  representing a total or partial distribution from a qualified plan, which does not include account transfers, rollovers, or redemptions for the purpose of reinvestment. For these purposes, qualified plan does not include an Individual Retirement Account, Keogh Plan or custodial account following retirement.

How is the Fund Sold?

The Fund offers four Share classes: Class A Shares, Class B Shares, Class C Shares and Class F Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through financial intermediaries. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

ADVANCE COMMISSIONS

When a financial intermediary's customer purchases Shares, the financial intermediary may receive an advance commission as follows:

Class B Shares:	Advance Commission as a Percentage of Public Offering Price
All Purchase Amounts	Up to 5.50%
Class C Shares:
All Purchase Amounts	1.00%
Class F Shares:
Purchase Amount
Less than $2 million	1.00%
$2 million but less than $5 million	0.50%
$5 million or greater	0.25%

RULE 12B-1 FEES

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.75% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Class B and Class C Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES

The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

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You may purchase Class A Shares and Class B Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form. If you do not specify the class choice on your New Account Form of form of payment (e.g., Federal Reserve wire or check), you will automatically receive Class A Shares.

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The Fund's Class C Shares and Class F Shares are not available by direct purchase. They may be acquired exclusively through an exchange from the same share class of another Federated fund. You must meet the minimum initial requirement for purchasing Fund Shares and both accounts must have identical registrations. For information on how to purchase Class C or Class F Shares of the Fund by exchanging shares of the same class of another Federated fund, please see the "How to Redeem and Exchange Shares" section of the other Federated fund's prospectus.

THROUGH A FINANCIAL INTERMEDIARY (CLASS A SHARES AND CLASS B SHARES)

Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND (CLASS A SHARES AND CLASS B SHARES)

By Telephone

You may purchase Class A Shares and Class B Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

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If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

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You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.

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By Mail

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You may purchase Shares by sending your check payable to The Federated Funds at the following address:

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The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

THROUGH AN EXCHANGE (CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND CLASS F SHARES)

You may purchase Class A Shares, Class B Shares, Class C Shares or Class F Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM (CLASS A SHARES AND CLASS B SHARES)

Once you have opened an account, you may automatically purchase additional Class A Shares and Class B Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary.

BY AUTOMATED CLEARING HOUSE (ACH) (CLASS A SHARES AND CLASS B SHARES)

Once you have opened an account, you may purchase additional Class A Shares and Class B Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS (CLASS A SHARES AND CLASS B SHARES)

You may purchase Class A Shares and Class B Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.

If you call the Fund by 3:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call the Fund after 3:00 p.m. (Eastern time) and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
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If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order. Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.

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In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time.

Possible Sales Charge on Class A Share Exchanges

You may incur a sales charge if you exchange Class A Shares of the Fund for shares of the same class of another Federated fund and you have not previously paid the sales charge applicable to that class of shares. If you acquired your Class A Shares of the Fund through exchange from the same share class of another Federated fund and you paid the sales charge when you purchased your shares of the other fund, you will not be charged a sales charge on any future exchange. However, if your Class A Shares of the Fund were acquired by purchase, rather than through an exchange, you will not have previously paid the sales charge and may have to pay the sales charge when exchanging to another Federated fund.

In determining whether you will incur a sales charge on an exchange to another Federated fund, Shares that are not subject to a sales charge will be deemed to have been exchanged first. You will also not incur a sales charge on an exchange to another Federated fund if your exchange would not have been subject to a sales charge if treated as a purchase of shares of the other Federated fund. For information on the sales charges applicable to purchases of Class A Shares of another Federated fund, please refer to that fund's prospectus.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Systematic Withdrawal Program (SWP) On Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

CHECKWRITING (CLASS A SHARES ONLY)

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD (CLASS A SHARES ONLY)

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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FREQUENT TRADING POLICIES

Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include the effective average maturity of the Fund's portfolio and percentage breakdowns of the portfolio by credit quality tier, effective maturity range, and types of security.

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To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link.

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You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under "Related Information" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 243 employees. Federated provides investment products to nearly 5, 500 investment professionals and institutions.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee based on the Fund's average daily net assets as shown in the chart below. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Average Daily Net Assets	Fee as a Percentage of Average Daily Net Assets
First $500 million	0.500%
Second $500 million	0.475%
Third $500 million	0.450%
Fourth $500 million	0.425%
Over $2 billion	0.400%
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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated July 31, 2007.

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Legal Proceedings

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Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated ; (ii) the chairman of each such fund is independent of Federated ; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively ; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

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The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Share Class is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.044	0.035	0.015	0.002	0.006
Less Distributions:
Distributions from net investment income	(0.044)	(0.035)	(0.015)	(0.002)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	4.49%	3.53%	1.47%	0.19%	0.57%

Ratios to Average Net Assets:
Net expenses	0.92%	0.93%	0.92%	0.92%	0.93%
Net investment income	4.40%	3.47%	1.42%	0.20%	0.58%
Expense waiver/reimbursement [2]	0.28%	0.29%	0.22%	0.28%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$249,100	$258,486	$270,162	$323,777	$443,485

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2007, which can be obtained free of charge.

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.035	0.026	0.006	0.0001	0.001
Less Distributions:
Distributions from net investment income	(0.035)	(0.026)	(0.006)	(0.0001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	3.56%	2.61%	0.62%	0.01%	0.05%

Ratios to Average Net Assets:
Net expenses	1.82%	1.83%	1.75%	1.10%	1.46%
Net investment income	3.50%	2.51%	0.52%	0.02%	0.05%
Expense waiver/reimbursement [2]	0.14%	0.14%	0.14%	0.85%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,839	$41,481	$54,502	$101,443	$122,807

1 Based on net asset value.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2007, which can be obtained free of charge.

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,		Period Ended
	2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.035	0.026	0.003
Less Distributions:
Distributions from net investment income	(0.035)	(0.026)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return [2]	3.60%	2.61%	0.33%

Ratios to Average Net Assets:
Net expenses	1.79%	1.82%	1.82	% [3]
Net investment income	3.53%	2.73%	1.46	% [3]
Expense waiver/reimbursement [4]	0.14%	0.14%	0.00	% [3,5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,563	$3,699	$1,285

1 Reflects operations for the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2007, which can be obtained free of charge.

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended July 31,		Period Ended
	2007	2006	7/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.044	0.035	0.006
Less Distributions:
Distributions from net investment income	(0.044)	(0.035)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return [2]	4.49%	3.53%	0.56%

Ratios to Average Net Assets:
Net expenses	0.92%	0.94%	0.92	% [3]
Net investment income	4.43%	3.46%	3.57	% [3]
Expense waiver/reimbursement [4]	0.18%	0.28%	0.15	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$507	$184	$5

1 Reflects operations for the period from May 2, 2005 (date of initial public investment) to July 31, 2005.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2007, which can be obtained free of charge.

Appendix A: Hypothetical Investment and Expense Information

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The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period (except for Class B Shares, which convert to Class A Shares after you have held them for eight years) and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges ( if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.


LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST: CLASS A SHARES
ANNUAL EXPENSE RATIO: 1.21%
MAXIMUM FRONT-END SALES CHARGE: NONE


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$123.29	$10,379.00
2	$10,379.00	$518.95	$10,897.95	$127.97	$10,772.36
3	$10,772.36	$538.62	$11,310.98	$132.82	$11,180.63
4	$11,180.63	$559.03	$11,739.66	$137.85	$11,604.38
5	$11,604.38	$580.22	$12,184.60	$143.07	$12,044.19
6	$12,044.19	$602.21	$12,646.40	$148.50	$12,500.66
7	$12,500.66	$625.03	$13,125.69	$154.12	$12,974.44
8	$12,974.44	$648.72	$13,623.16	$159.97	$13,466.17
9	$13,466.17	$673.31	$14,139.48	$166.03	$13,976.54
10	$13,976.54	$698.83	$14,675.37	$172.32	$14,506.25
Cumulative		$5,944.92		$1,465.94

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST: CLASS B SHARES
ANNUAL EXPENSE RATIO: 1.96%


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$198.98	$10,304.00
2	$10,304.00	$515.20	$10,819.20	$205.03	$10,617.24
3	$10,617.24	$530.86	$11,148.10	$211.26	$10,940.00
4	$10,940.00	$547.00	$11,487.00	$217.68	$11,272.58
5	$11,272.58	$563.63	$11,836.21	$224.30	$11,615.27
6	$11,615.27	$580.76	$12,196.03	$231.12	$11,968.37
7	$11,968.37	$598.42	$12,566.79	$238.15	$12,332.21
8	$12,332.21	$616.61	$12,948.82	$245.39	$12,707.11
Converts from Class B to Class A				Annual Expense Ratio: 1.21%
9	$12,707.11	$635.36	$13,342.47	$156.67	$13,188.71
10	$13,188.71	$659.44	$13,848.15	$162.61	$13,688.56
Cumulative		$5,747.28		$2,091.19

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST: CLASS C SHARES
ANNUAL EXPENSE RATIO: 1.96%
MAXIMUM FRONT-END SALES CHARGE: NONE


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$198.98	$10,304.00
2	$10,304.00	$515.20	$10,819.20	$205.03	$10,617.24
3	$10,617.24	$530.86	$11,148.10	$211.26	$10,940.00
4	$10,940.00	$547.00	$11,487.00	$217.68	$11,272.58
5	$11,272.58	$563.63	$11,836.21	$224.30	$11,615.27
6	$11,615.27	$580.76	$12,196.03	$231.12	$11,968.37
7	$11,968.37	$598.42	$12,566.79	$238.15	$12,332.21
8	$12,332.21	$616.61	$12,948.82	$245.39	$12,707.11
9	$12,707.11	$635.36	$13,342.47	$252.85	$13,093.41
10	$13,093.41	$654.67	$13,748.08	$260.53	$13,491.45
Cumulative		$5,742.51		$2,285.29
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LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST: CLASS F SHARES
ANNUAL EXPENSE RATIO: 1.21%
MAXIMUM FRONT-END SALES CHARGE: NONE


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$123.29	$10,379.00
2	$10,379.00	$518.95	$10,897.95	$127.97	$10,772.36
3	$10,772.36	$538.62	$11,310.98	$132.82	$11,180.63
4	$11,180.63	$559.03	$11,739.66	$137.85	$11,604.38
5	$11,604.38	$580.22	$12,184.60	$143.07	$12,044.19
6	$12,044.19	$602.21	$12,646.40	$148.50	$12,500.66
7	$12,500.66	$625.03	$13,125.69	$154.12	$12,974.44
8	$12,974.44	$648.72	$13,623.16	$159.97	$13,466.17
9	$13,466.17	$673.31	$14,139.48	$166.03	$13,976.54
10	$13,976.54	$698.83	$14,675.37	$172.32	$14,506.25
Cumulative		$5,944.92		$1,465.94

A Statement of Additional Information (SAI) dated September 30, 2007, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-5950

Federated
World-Class Investment Manager

Liberty U.S. Government Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N732
Cusip 60934N724
Cusip 608919817
Cusip 608919791


G00701-03 (9/07)


Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust

PROSPECTUS


September 30, 2007


Federated Capital Reserves Fund
Federated Government Reserves Fund
Federated Municipal Trust

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary	1
What are Each Fund’s Fees and Expenses?	6
What are Each Fund’s Investment Strategies?	7
What are the Principal Securities in Which the Funds Invest?	8
What are the Specific Risks of Investing in the Funds?	13
What Do Shares Cost?	17
How are the Funds Sold?	18
Payments to Financial Intermediaries	18
How to Purchase Shares	19
How to Redeem and Exchange Shares	22
Account and Share Information	26
Who Manages the Funds?	29
Legal Proceedings	30
Financial Information	31
Appendix A: Hypothetical Investment and Expense Information	35

Risk/Return Summary

WHAT IS EACH FUND’S INVESTMENT OBJECTIVE?

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

Fund	Objective

Federated Capital Reserves Fund (Capital Fund)	To provide current income consistent with stability of principal and liquidity.

Federated Government Reserves Fund (Government Fund)	To provide current income consistent with stability of principal and liquidity.

Federated Municipal Trust (Municipal Fund)	To provide current income which is exempt from federal regular income tax consistent with stability of principal.

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE EACH FUND’S MAIN INVESTMENT STRATEGIES?

Each of the Funds invests in a portfolio of securities maturing in 397 days or less. The portfolio of each Fund will have a dollar-weighted average maturity of 90 days or less.

Capital Fund

The Capital Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations, and the U.S. government.

Government Fund

The Government Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities.

Capital Fund and Government Fund

The Capital Fund and the Government Fund intend to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Municipal Fund

The Municipal Fund invests in a portfolio of short-term, high-quality, tax-exempt securities. Issuers include states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The Municipal Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Municipal Fund’s investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, even though each Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in a Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table

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


Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s total return on a calendar year-end basis.


The Fund’s Shares are sold without a sales charge (load). The total return displayed above is based upon net asset value.


The Fund’s Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.20%.


Within the period shown in the bar chart, the Fund’s highest quarterly return was 1.11% (quarter ended December 31, 2006). Its lowest quarterly return was 0.88% (quarter ended March 31, 2006).


Average Annual Total Return Table


The following table represents the Fund’s Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

Calendar Period	Fund

1 Year	4.15%

Start of Performance[1]	3.40%


1 The Fund’s Shares start of performance date was February 25, 2005.


The Fund’s Shares 7-Day Net Yield as of December 31, 2006 was 4.40%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table



Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s total return on a calendar year-end basis.


The Fund’s Shares are sold without a sales charge (load). The total return displayed above is based upon net asset value.


The Fund’s Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.17%.


Within the period shown in the bar chart, the Fund’s highest quarterly return was 1.10% (quarter ended December 31, 2006). Its lowest quarterly return was 0.86% (quarter ended March 31, 2006).


Average Annual Total Return Table


The following table represents the Fund’s Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

Calendar Period	Fund

1 Year	4.09%

Start of Performance[1]	3.34%


1 The Fund’s Shares start of performance date was February 25, 2005.


The Fund’s Shares 7-Day Net Yield as of December 31, 2006 was 4.36%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table



Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s total return on a calendar year-end basis.


The Fund’s Shares are sold without a sales charge (load). The total return displayed above is based upon net asset value.


The Fund’s Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 1.39%.


Within the period shown in the bar chart, the Fund’s highest quarterly return was 0.68% (quarter ended December 31, 2006). Its lowest quarterly return was 0.54% (quarter ended March 31, 2006).


Average Annual Total Return Table


The following table represents the Fund’s Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

Calendar Period	Fund

1 Year	2.56%

Start of Performance[1]	2.17%


1 The Fund’s Shares start of performance date was February 25, 2005.


The Fund’s Shares 7-Day Net Yield as of December 31, 2006 was 2.97%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


What are Each Fund’s Fees and Expenses?


MONEY MARKET OBLIGATIONS TRUST


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Capital Fund, Government Fund and Municipal Fund.

Shareholder Fees	Capital Fund	Government Fund	Municipal Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.30%	0.30%	0.30%
Distribution (12b-1) Fee[3]	0.55%	0.55%	0.55%
Other Expenses[4]	0.48%	0.45%	0.55%
Total Annual Fund Operating Expense	1.33%	1.30%	1.40%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These waivers are shown below along with the net expenses each Fund actually paid for the fiscal year ended July 31, 2007.

Total Waivers of Fund Expenses	0.33%	0.30%	0.40%
Total Actual Annual Fund Operating Expenses (after waivers)	1.00%	1.00%	1.00%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fees paid by the Capital Fund, Government Fund and Municipal Fund (after the voluntary waiver) were 0.07%, 0.10% and 0.00%, respectively, for the fiscal year ended July 31, 2007.

3 The distributor voluntarily waived a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fees paid by the Capital Fund, Government Fund and Municipal Fund (after the voluntary waiver) were 0.45%, 0.45% and 0.45%, respectively, for the fiscal year ended July 31, 2007.

4 Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see “Payments to Financial Intermediaries” herein.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds’ Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

Capital Fund	$135	$421	$729	$1,601

Government Fund	$132	$412	$713	$1,568

Municipal Fund	$143	$443	$766	$1,680


What are Each Fund’s Investment Strategies?

Each Fund’s investment strategy is described earlier under “What are Each Fund’s Main Investment Strategies?” The following is additional information on the investment strategies for the Funds.

The investment adviser (Adviser) for each of the Funds targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board’s monetary policy.

The Adviser generally shortens the portfolio’s dollar-weighted average maturity range when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio’s dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

CAPITAL FUND AND MUNICIPAL FUND


The Adviser actively manages the Fund’s portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields. The Adviser performs a fundamental credit analysis to develop an approved database of issuers and securities that meet the Adviser’s standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).


GOVERNMENT FUND

Because the Government Fund refers to government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

MUNICIPAL FUND

In targeting a dollar-weighted average portfolio maturity range, the Adviser also will consider the tax-exempt securities available. In addition, the Adviser may invest in securities subject to the federal alternative minimum tax (AMT) for individuals and corporations.

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The Adviser structures the portfolio by investing in variable rate demand instruments and municipal notes, as well as other permissible investments as described in this prospectus and in the Fund’s Statement of Additional Information (SAI).

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Because the Municipal Fund refers to municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the annual interest income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.

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Temporary Defensive Investments

The Municipal Fund may temporarily depart from its principal investment strategies by investing its assets in cash and securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Municipal Fund to receive and distribute taxable income to investors, and to that extent fail to meet its investment objective of providing current income which is exempt from regular federal income tax consistent with stability of principal.

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What are the Principal Securities in Which the Funds Invest?

CAPITAL FUND

The Capital Fund invests primarily in fixed-income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset-backed securities, agency securities, insurance contracts, municipal securities, and repurchase agreements. Certain of these fixed-income securities may be foreign securities or may be subject to credit enhancement. The Capital Fund may also invest principally in securities of other investment companies.

GOVERNMENT FUND

The Government Fund invests primarily in fixed-income securities, including U.S. Treasury securities, agency securities, and repurchase agreements.

MUNICIPAL FUND

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The Municipal Fund invests in tax-exempt securities, a type of fixed-income security, including variable-rate demand instruments and municipal notes, as well as other permissible investments as described in this prospectus and in the Fund’s SAI. Issuers include states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities, and other public agencies. Certain of these tax-exempt securities may be subject to credit enhancement.

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CAPITAL FUND, GOVERNMENT FUND, AND MUNICIPAL FUND

Fixed-Income Securities

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

The following describes the types of fixed-income securities in which one or more Funds may invest:

CAPITAL FUND

Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Capital Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit, and banker’s acceptances.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass-through certificates.

Insurance Contracts

Insurance contracts include guaranteed investment contracts, funding agreements, and annuities. The Capital Fund treats these contracts as fixed- income securities.

Municipal Securities

Municipal securities are issued by states, counties, and other political subdivisions and authorities.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Capital Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

Investing in Securities of Other Investment Companies

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The Capital Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These other investment companies are managed independently of the Capital Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Capital Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional fees and/or expenses. The Capital Fund may invest in money market securities directly.

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GOVERNMENT FUND

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

CAPITAL FUND AND GOVERNMENT FUND

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Repurchase Agreements

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Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. The Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

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MUNICIPAL FUND

Tax-Exempt Securities

Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of anther authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes.

Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE-RATE DEMAND INSTRUMENTS

Variable-rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Municipal Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded.

MUNICIPAL NOTES

Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

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General Obligation Bonds

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General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

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Special Revenue Bonds

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Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

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Tax-Exempt Commercial Paper

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Tax-exempt commercial paper is a tax-exempt issuer’s obligation with a maturity of less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issues may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

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CAPITAL FUND AND MUNICIPAL FUND

Credit Enhancement

Certain fixed-income securities invested in by the Capital Fund and certain tax- exempt, fixed-income securities invested in by the Municipal Fund may be subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

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Investment Ratings

The securities in which the Capital Fund and the Municipal Fund invest will be rated in one of the two highest short-term rating categories by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Funds?

Each Fund is subject to interest rate risk, credit risk and risks associated with investing share purchase proceeds. The Capital Fund and the Municipal Fund are subject to sector risk. In addition, the Capital Fund is subject to risks of foreign investing and the Municipal Fund is subject to tax risks.

INTEREST RATE RISKS

Capital Fund, Government Fund, and Municipal Fund

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Capital Fund, Government Fund, and Municipal Fund

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher-quality securities.

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Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Capital Fund and Municipal Fund

Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor’s and Moody’s Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely on the Adviser’s credit assessment.

Capital Fund and Government Fund

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

SECTOR RISKS

Capital Fund and Municipal Fund

A substantial part of the Capital Fund’s and Municipal Fund’s portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in economic cycle affecting credit losses, and regulatory changes.

RISKS OF FOREIGN INVESTING

Capital Fund

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Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

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Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Capital Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

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Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Capital Fund’s investments.

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CALL RISKS

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Municipal Fund

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Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

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If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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TAX RISKS

Municipal Fund

In order to pay interest that is exempt from federal regular income tax, tax- exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Municipal Fund to shareholders to be taxable.

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Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

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Regarding the tax-exempt status of the securities in which the Municipal Fund invests, shareholders of the Municipal Fund should note that the U.S. Supreme Court has recently agreed to review a Kentucky state court decision (Kentucky v. Davis) that could have important consequences for funds that invest in tax-exempt securities, including the Municipal Fund. The Kentucky state court held as unconstitutional under the Commerce Clause of the U.S. Constitution a Kentucky law that exempts interest earned on Kentucky tax-exempt bonds from Kentucky’s state income tax, but taxes interest derived from non-Kentucky tax-exempt bonds. The U.S. Supreme Court is scheduled to hear the case during its Fall, 2007 session and is likely to render its decision in the spring or early summer of 2008. If the U.S. Supreme Court affirms the Kentucky state court’s ruling, the decision could affect the tax status of the tax-exempt securities in which the Municipal Fund invests, and the Municipal Fund’s distributions, for state tax purposes. Such a decision would force State legislators to decide whether to exempt all tax-exempt bonds from state income tax or subject all such bonds to state income tax. The decision, and any change in tax status, also may negatively affect the value of the municipal securities in which the Municipal Fund invests. The Kentucky v. Davis case does not question or challenge the tax status of tax-exempt bonds for purposes of the federal regular income tax. If the U.S. Supreme Court affirms the Kentucky state court’s ruling, and the Adviser determines that the Fund may be negatively impacted in a material respect, the Adviser will advise shareholders as it determines necessary.

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The federal income tax treatment of payments in respect of certain derivative contracts in unclear. Additionally, the Municipal Fund may not be able to close out certain derivative contracts when it wants to. The Municipal Fund also may invest in market discount bonds, enter into credit default swap arrangements and other derivative transactions, and engage in other permissible activities that will likely cause the Municipal Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes). Consequently, for each of these reasons, the Municipal Fund may receive payments, and make distributions, that are treated as ordinary income for federal income tax purposes. Income from the Municipal Fund also may be subject to AMT.

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RISKS ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS

Capital Fund, Government Fund, and Municipal Fund

On days during which there are net purchases of Fund Shares, a Fund must invest the proceeds at prevailing market yields. If the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, a Fund retains the discretion to close to new investments. However, a Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. A Fund cannot guarantee that its NAV will always remain at $1.00 per Share.

The Funds do not charge a front-end sales charge.

When the Municipal Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at noon, 3:00 p.m. (Eastern time) and as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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When the Capital Fund and Government Fund receive your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 4:00 p.m. (Eastern time) each day the NYSE is open; except that on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday), NAV is determined at 3:00 p.m. (Eastern time). The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.

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How are the Funds Sold?

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions, such as banks, fiduciaries, custodians of public funds, investment advisers and brokers dealers, or to individuals, directly or through financial intermediaries. Shares of the Funds are available primarily through investment firms that clear through Pershing LLC. The Municipal Fund may not be a suitable investment for retirement plans. Under the Distributor’s Contract with the Funds, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Payments to Financial Intermediaries

The Funds and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds.

RULE 12B-1 FEES

The Funds have adopted a Rule 12b-1 Plan, which allows them to pay marketing fees of up to 0.55% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of a Fund’s Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

SERVICE FEES

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A Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

A Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

NETWORKING FEES

A Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Fund and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of a Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus and described above because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Funds to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Funds and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Funds and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Funds or through an exchange from another Federated fund. The Funds reserve the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

The required minimum initial investment for each Fund’s Shares is $500. The required minimum subsequent investment amount is $100. For the Capital Fund and the Government Fund, the minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

An institutional investor’s minimum investment is calculated by combining all accounts it maintains with a Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Funds. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Funds. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUNDS

By Telephone

You may purchase Shares by calling the Funds at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after a Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.

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If you call the Capital Fund or the Government Fund by 4:00 p.m. (Eastern time) (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.

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If you call the Municipal Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
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If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

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You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.

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By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Funds’ transfer agent. The Funds reserve the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after a Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial intermediary to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial intermediaries are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial intermediary’s agreement or materials describing this service.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from another of the three Funds covered by this Prospectus. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS (CAPITAL FUND AND GOVERNMENT FUND ONLY)

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or a Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Funds by electronic means permitted by the Fund, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Funds. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Funds. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUNDS

By Telephone

You may redeem or exchange Shares by calling the Funds at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Funds. Receipt of a redemption or exchange order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Funds to accept such orders.

Capital Fund and Government Fund

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If you call the Capital Fund or the Government Fund by 4:00 p.m. (Eastern time) (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.) and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.

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If you call the Capital Fund or the Government Fund after 4:00 p.m. (Eastern time) (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.), you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.

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Municipal Fund

If you call the Municipal Fund by noon (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.

If you call the Municipal Fund after noon (Eastern time) and before the end of regular trading (normally 4:00 p.m. Eastern Time), you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.

By Mail

You may redeem or exchange Shares by mailing a written request to the Funds.

Your redemption or exchange request will be priced at the NAV next calculated after a Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although each Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow a Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.

Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from a Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS (CAPITAL FUND AND GOVERNMENT FUND ONLY)

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Capital Fund or the Government Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Funds for shares of another of the three Funds covered by this Prospectus. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. A Fund may modify or terminate this exchange privilege at any time.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Funds. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Funds will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds do not issue share certificates.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends, and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Funds declare any dividends daily and pay them monthly to shareholders.

Capital Fund and Government Fund Only

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends.

You may obtain an estimate of a Fund’s daily dividend factor by calling the Funds at 1-800-341-7400 or on Federated’s website at FederatedInvestors.com.

All Funds

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The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

Municipal Fund Only

See “Tax Information” below for information on the tax consequences of the Municipal Fund realizing a capital gain.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount.

Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION (CAPITAL FUND AND GOVERNMENT FUND ONLY)

The Capital Fund and the Government Fund send an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

TAX INFORMATION (MUNICIPAL FUND ONLY)

The Municipal Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. It is anticipated that Municipal Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Municipal Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes. Although the Municipal Fund does not seek to realize capital gains, the Municipal Fund may realize and distribute capital gains from time to time as a result of the Municipal Fund’s normal investment activities. Distributions of net short-term gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Municipal Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Given the short-term nature of the Funds’ investments and their use of the amortized cost method for calculating the NAV of Fund Shares, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of a Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because each Fund is intended to be used as a liquid short-term investment, the Funds’ Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Funds’ Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of a Fund’s portfolio and its performance.

PORTFOLIO HOLDINGS INFORMATION

Information concerning the Funds’ portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Funds’ top ten credit/obligor exposures, effective average maturity of the Fund’s portfolio and/or percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

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To access this information from the “Products” section of the website, click on the “Portfolio Holdings” link under “Related Information” and select the appropriate link opposite the name of a Fund, or select the name of a Fund, and from a Fund’s page click on the “Portfolio Holdings” or “Composition” link.

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You may also access portfolio information as of the end of a Fund’s fiscal quarters from the “Products” section of the website. A Fund’s annual and semi-annual reports, which contain complete listings of a Fund’s portfolio holdings as of the end of a Fund’s second and fourth fiscal quarters, may be accessed by selecting the “Prospectuses and Regulatory Reports” link under “Related Information” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of a Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of a Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Funds?

The Board of Trustees (the “Board”) governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages each Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.

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ADVISORY FEES

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The Funds’ investment advisory contracts provide for payment to the Adviser of an annual investment advisory fee of 0.30% of each Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

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A discussion of the Board’s review of the Funds investment advisory contracts is available in the Funds’ Annual Report dated July 31, 2007.

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Legal Proceedings

Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund’s directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand each Fund’s financial performance for its past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young, LLP, an independent registered public accounting firm, whose report, along with each Fund’s audited financial statements, are included in the Annual Report.

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Financial Highlights–Federated Capital Reserves Fund

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(For a Share Outstanding Throughout Each Period)

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	Year Ended July 31,		Period Ended 7/31/2005

	2007	2006	[1]

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.044	0.035	0.009
Less Distributions:
Distributions from net investment income	(0.044)	(0.035)	(0.009)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[2]	4.48%	3.51%	0.90%

Ratios to Average Net Assets:

Net expenses	1.00%	1.00%	1.00%[3]

Net investment income	4.39%	3.47%	2.26%[3]

Expense waiver/reimbursement[4]	0.33%	0.33%	0.35%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$9,311,899	$8,165,254	$7,429,461

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1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

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2 Based on net asset value. Total returns for periods of less than one year are not annualized.

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3 Computed on an annualized basis.

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4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Capital Fund’s Annual Report, dated July 31, 2007, which can be obtained free of charge.

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Financial Highlights--Federated Government Reserves Fund

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(For a Share Outstanding Throughout Each Period)

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	Year Ended July 31,		Period Ended 7/31/2005

	2007	2006	[1]

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.043	0.034	0.009
Less Distributions:
Distributions from net investment income	(0.043)	(0.034)	(0.009)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[2]	4.41%	3.46%	0.87%

Ratios to Average Net Assets:

Net expenses	1.00%	1.00%	1.00%[3]

Net investment income	4.33%	3.43%	2.23%[3]

Expense waiver/reimbursement[4]	0.30%	0.30%	0.31%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$9,295,241	$7,623,531	$6,250,822

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1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

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2 Based on net asset value. Total returns for periods of less than one year are not annualized.

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3 Computed on an annualized basis.

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4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Government Fund’s Annual Report, dated July 31, 2007, which can be obtained free of charge.

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Financial Highlights--Federated Municipal Trust

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(For a Share Outstanding Throughout Each Period)

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	Year Ended July 31,		Period Ended 7/31/2005

	2007	2006	[1]

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.028	0.022	0.007
Less Distributions:
Distributions from net investment income	(0.028)	(0.022)	(0.007)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[2]	2.77%	2.20%	0.67%

Ratios to Average Net Assets:

Net expenses	1.00%	1.00%	1.00%[3]

Net investment income	2.73%	2.17%	1.63%[3]

Expense waiver/reimbursement[4]	0.40%	0.39%	0.51%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$446,174	$403,322	$442,515

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1 Reflects operations for the period February 25, 2005 (commencement of operations) to July 31, 2005.

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2 Based on net asset value. Total returns for periods of less than one year are not annualized.

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3 Computed on an annualized basis.

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4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

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Further information about the Fund’s performance is contained in the Municipal Fund’s Annual Report, dated July 31, 2007, which can be obtained free of charge.

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Appendix A: Hypothetical Investment and Expense Information

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The following chart provides additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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FEDERATED CAPITAL RESERVES FUND
ANNUAL EXPENSE RATIO: 1.33%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$135.44	$10,367.00

2	$10,367.00	$518.35	$10,885.35	$140.41	$10,747.47

3	$10,747.47	$537.37	$11,284.84	$145.56	$11,141.90

4	$11,141.90	$557.10	$11,699.00	$150.91	$11,550.81

5	$11,550.81	$577.54	$12,128.35	$156.44	$11,974.72

6	$11,974.72	$598.74	$12,573.46	$162.19	$12,414.19

7	$12,414.19	$620.71	$13,034.90	$168.14	$12,869.79

8	$12,869.79	$643.49	$13,513.28	$174.31	$13,342.11

9	$13,342.11	$667.11	$14,009.22	$180.71	$13,831.77

10	$13,831.77	$691.59	$14,523.36	$187.34	$14,339.40

Cumulative		$5,912.00		$1,601.45

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Appendix A: Hypothetical Investment and Expense Information

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The following chart provides additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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FEDERATED GOVERNMENT RESERVES FUND
ANNUAL EXPENSE RATIO: 1.30%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$132.41	$10,370.00

2	$10,370.00	$518.50	$10,888.50	$137.30	$10,753.69

3	$10,753.69	$537.68	$11,291.37	$142.38	$11,151.58

4	$11,151.58	$557.58	$11,709.16	$147.65	$11,564.19

5	$11,564.19	$578.21	$12,142.40	$153.12	$11,992.07

6	$11,992.07	$599.60	$12,591.67	$158.78	$12,435.78

7	$12,435.78	$621.79	$13,057.57	$164.66	$12,895.90

8	$12,895.90	$644.80	$13,540.70	$170.75	$13,373.05

9	$13,373.05	$668.65	$14,041.70	$177.07	$13,867.85

10	$13,867.85	$693.39	$14,561.24	$183.62	$14,380.96

Cumulative		$5,920.20		$1,567.74

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Appendix A: Hypothetical Investment and Expense Information

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The following chart provides additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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FEDERATED MUNICIPAL TRUST
ANNUAL EXPENSE RATIO: 1.40%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$142.52	$10,360.00

2	$10,360.00	$518.00	$10,878.00	$147.65	$10,732.96

3	$10,732.96	$536.65	$11,269.61	$152.97	$11,119.35

4	$11,119.35	$555.97	$11,675.32	$158.47	$11,519.65

5	$11,519.65	$575.98	$12,095.63	$164.18	$11,934.36

6	$11,934.36	$596.72	$12,531.08	$170.09	$12,364.00

7	$12,364.00	$618.20	$12,982.20	$176.21	$12,809.10

8	$12,809.10	$640.46	$13,449.56	$182.56	$13,270.23

9	$13,270.23	$663.51	$13,933.74	$189.13	$13,747.96

10	$13,747.96	$687.40	$14,435.36	$195.94	$14,242.89

Cumulative		$5,892.89		$1,679.72

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A Statement of Additional Information (SAI) dated September 30, 2007 is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities. To obtain the SAI, Annual Report, Semi- Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc.
2007 ©Federated Investors, Inc.

Cusip 608919304
Cusip 608919205
Cusip 608919106

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33539 (9/07)

Federated
World-Class Investment Manager

Money Market Obligations Trust

PROSPECTUS

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September 30, 2007


Government Obligations Fund
Municipal Obligations Fund
Prime Cash Obligations Fund
Prime Management Obligations Fund
Prime Value Obligations Fund
Treasury Obligations Fund

INSTITUTIONAL CAPITAL SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 10

What are each the Fund's Fees and Expenses? 12

What are Each Funds' Investment Strategies? 14

What are the Principal Securities in Which the Funds Invest? 16

What are the Specific Risks of Investing in the Funds? 24

What Do Shares Cost? 27

How are the Funds Sold? 28

Payments to Financial Intermediaries 29

How to Purchase Shares 30

How to Redeem and Exchange Shares 33

Account and Share Information 38

Who Manages the Funds? 42

Legal Proceedings 43

Financial Information 45

Appendix A: Hypothetical Investment and Expense Information 50

Risk/Return Summary

WHAT IS EACH FUND'S INVESTMENT OBJECTIVE?

Each Fund is a money mar ket fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

Fund	Objective
Government Obligations Fund (Government Fund)	To provide current income consistent with stability of principal.
Municipal Obligations Fund (Municipal Fund)	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund (Prime Cash Fund)	To provide current income consistent with stability of principal and liquidity.
Prime Management Obligations Fund (Prime Management Fund)	To provide current income consistent with stability of principal.
Prime Value Obligations Fund (Prime Value Fund)	To provide current income consistent with stability of principal and liquidity.
Treasury Obligations Fund (Treasury Fund)	To provide current income consistent with stability of principal.
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The investment objective of the Municipal Fund, the Prime Cash Fund, and the Prime Value Fund may be changed by the Funds' Board of Trustees (the "Board") without shareholder approval.

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While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE EACH FUND'S MAIN INVESTMENT STRATEGIES?

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Each of the Funds invests in a portfolio of securities maturing in 397 days or less. The portfolio of each Fund will have a dollar-weighted average maturity of 90 days or less.

Government Fund

The Government Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities. These investments include repurchase agreements collateralized fully by U.S. Tre asury and government agency securities. The Government Fund limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions.

Municipal Fund

The Municipal Fund invests primarily in a portfolio of short-term, high-quality, tax-exempt securities. Issuers include states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The Municipal Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to the alternative minimum tax for individuals and corporations (AMT).

Prime Cash Fund, Prime Management Fund, and Prime Value Fund

The Prime Cash Fund, Prime Management Fund and Prime Value Fund each invest primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government.

Treasury Fund

The Treasury Fund invests primarily in a portfolio of short-term U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities.

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Government Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund

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

The Government Fund intends to, and the Prime Cash Fund, Prime Management Fund, and Prime Value Fund may invest in the securities of U.S. go vernment-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. These Funds may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government Na tional Mortgage Association. Finally, these Funds may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such GSEs include the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS ?

All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable NAV, it is possible to lose money by investing in the Funds.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the Fund's Institutional Capital Shares total return on a calendar year-end basis.

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The Fund's Institutional Capital Shares are sold without a sales charge (load). The total return displayed above is based upon net asset value.

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

The Fund's Institutional Capital Shares total return for the six-month period from January 1, 2007 to June 30 , 2007 was 2. 52%.

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Within the period shown in the bar chart, the Fund's Institutional Capital Shares highest quarterly return was 1. 28% (quarter return ended December 31, 2006). Its lowest quarterly return was 1. 04% (quarter ended March 31 , 2006).

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Average Annual Total Return Table


The following table represents the Fund's Institutional Capital Shares Average Annual Total Returns for the calendar periods en ded December 31, 2006.

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Calendar Period	Fund
1 Year	 4.83%
 Start of Performance 1	 3.96%
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1 The Fund's Institutional Capital Shares start of performance date was January 18, 2005.


The Fund's Institutional Capital Shares 7-Day Net Yield as of December 3 1, 2006 was 5. 05%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Institutional Capital Shares total returns on a calendar year-end basis.

The Fund's Institutional Capital Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Capital Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 1. 73%.

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Within the period shown in the bar chart, the Fund's Institutional Capital Shares highest quarterly return was 1.08% (quarter ended December 31, 2000). Its lowest quarterly return was 0.18% (quarter ended September 30, 2003).

Average Annual Total Return Table

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The following table represents the Fund's Institutional Capital Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

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Calendar Period	Fund
1 Year	 3. 27%
5 Years	1. 76%
10 Years	2. 60%

The Fund's Institutional Capital Shares 7-Day Net Yield as of December 3 1, 2006 was 3. 63%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability o f the Fund's Institutional Capital Shares total returns on a calendar year-end basis.

The Fund's Institutional Capital Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Capital Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2. 56%.


Within the period shown in the bar chart, the Fund's Institutional Capital Shares highest quarterly return was 1.6 3% (quarter ended December 31, 2000). Its lowest quarterly return was 0.21% (quarter ended March 31, 2004).

Average Annual Total Return Table

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The following table represents the Fund's Institutional Capital Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

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Calendar Period	Fund
1 Year	 4. 91%
5 Years	2. 34%
10 Years	3. 79%

The Fund's Institutional Capital Shares 7-Day Net Yie ld as of December 3 1, 2006 was 5. 13%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Tab le


Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the Fund' s Institutional Capital Shares total return on a calendar year-end basis.


The Fund's Institutional Capital Shares are sold without a sales charge (load). The total return displayed above is based upon net asset value.


The Fund's Institutional Capital Shares total return for the six-month period from January 1, 2007 to June 30 , 2007 was 2. 57%.


Within the period shown in the bar chart, the Fund's Institutional Capital Shares highest quarterly return was 1.30% (quarter ended December 31, 2006). Its lowest quarterly return was 1. 06% (quarter ended March 3 1 , 2006).


Average Annual Total Return Table


The following table represents the Fund's Institutional Capital Shares Average Annual Total Returns for the calendar periods ende d December 31, 2006.


Calendar Period	Fund
1 Year	 4. 93%
Start of Performance [1]	 4. 07%

1 The Fund's Institutional Capital Shares start of performance date was January 18, 2005.


The Fund's Institutional Capital Shares 7-Day Net Yield a s of December 3 1, 2006 was 5. 14%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Institutional Capital Shares total returns on a calendar year-end basis.

The Fund's Institutional Capital Shares are sold without a sales charge (load). The total returns displayed above are b ased upon net asset value.


The Fund's Institutional Capital Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2. 57%.

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Within the period shown in the bar chart, the Fund's Institutional Capital Shares highest quarterly return was 1 ..64% (quarter ende d December 31, 2000). Its lowest quarterly return was 0.22% (quarter ended March 31 , 2004).


Average Annual Total Return Table


The following table represents the Fund's Institutional Capital Shares Average Annual Total Returns for the calendar periods ended December 3 1, 2006.


Calendar Period	Fund
1 Year	 4. 93%
5 Years	2. 38%
10 Years	3. 83%

The Fund's Institutional Capital Shares 7-Day Net Yield as of December 3 1, 2006 was 5. 16%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Institutional Capital Shares total returns on a calendar year-end basis.

The Fund's Institutional Capital Shares are sold without a sales charge (load). The total returns displayed above a re based upon net asset value.


The Fund's Institutional Capital Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2. 48%.


Within the period shown in the bar chart, the Fund's Institutional Capital Shares highest quarterly return was 1.57% (quarter ended December 31, 2000). Its lowest quarterly return was 0.18% (quarter ended March 3 1, 2 004).

Average Annual Total Return Table


The following table represents the Fund's Institutional Capital Shares Average Annual Total Returns for the calendar periods e nded December 3 1, 2006.


Calendar Period	Fund
1 Year	 4. 75%
5 Years	2. 22%
Start of Performance [1]	3. 58%

1 The Fund's Institutional Capital Shares start of performance date was April 14, 1997.


The Fund's Institutional Capital Shares 7-Day Net Yield as of December 31, 2006 was 4. 86%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Capital Shares of the Government Fund, Municipal Fund, and Prime Cash Fund.

Shareholder Fees	Government Fund	Municipal Fund	Prime Cash Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers and Reduction) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.20%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None
Other Expenses [3]	0.37%	0.35%	0.35%
Total Annual Fund Operating Expenses	0.57%	0.55%	0.55%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator waived certain amounts, and the shareholder services provider did not charge certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended July 31, 2007.
Total Waivers and Reduction of Fund Expenses	0.26%	0.27%	0.27%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)	0.31%	0.28%	0.28%
2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fees paid by the Government Fund, Municipal Fund, and Prime Cash Fund (after the voluntary waivers) were 0.11%, 0.09% and 0.09%, respectively, for the fiscal year ended July 31, 2007.
3 Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. With respect to Municipal Fund's Institutional Capital Shares, the administrator voluntarily waived a portion of its fees. The administrator can terminate this voluntary waiver at any time. Additionally, the shareholder services provider did not charge, and therefore the Funds did not accrue, a portion of their fees. The shareholder services provider can terminate this reduction at any time. Total other expenses paid by the Government Fund, Municipal Fund, and Prime Cash Fund's Institutional Capital Shares (after voluntary waivers and reduction) were 0.20%, 0.19% and 0.19%, respectively, for the fiscal year ended July 31, 2007.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds' Institutional Capital Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Funds' Institutional Capital Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' Institutional Capital Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs wo uld be:


F und:	1 Year	3 Years	5 Years	10 Years
Government Fund	 $58	 $183	 $318	 $714
Municipal Fund	 $56	 $176	 $307	 $689
Prime Cash Fund	 $56	 $176	 $307	 $689

MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Capital Shares of the Prime Management Fund, Prime Value Fund and Treasury Fund.

Shareholder Fees	Prime Management Fund	Prime Value Fund	Treasury Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers and Reduction) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.20%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None
Other Expenses [3]	0.37%	0.34%	0.34%
Total Annual Fund Operating Expenses	0.57%	0.54%	0.54%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator waived certain amounts, and the shareholder services provider did not charge certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended July 31, 2007.
Total Waivers and Reduction of Fund Expenses	0.30%	0.27%	0.24%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)	0.27%	0.27%	0.30%
2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Prime Management Fund, Prime Value Fund and Treasury Fund (after the voluntary waivers) were 0.06%, 0.09% and 0.12% respectively, for the fiscal year ended July 31, 2007.
3 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntarily waiver at any time. Additionally, the shareholder services provider did not charge, and therefore the Funds' Institutional Capital Shares did not accrue, a portion of their fees. The shareholder services provider can terminate this reduction at any time. Total other expenses paid by Prime Management Fund, Prime Value Fund and Treasury Fund Institutional Capital Shares (after the voluntary waivers and reduction) were 0.21%, 0.18% and 0.18%, respectively for the fiscal year ended July 31, 2007.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds' Institutional Capital Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Institutional Capital Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' Institutional Capital S hares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Fund:	1 Year	3 Years	5 Years	10 Years
Prime Management Fund	 $58	 $183	 $318	 $714
Prime Value Fund	$55	$173	$302	$677
Treasury Fund	$55	$173	$302	$677

What are Each Funds' Investment Strategies?


Each Fund's investment strategy is described earlier under "What are Each Fund's Main Investment Strategies?" The following is additional information on the investment strategies for the Funds.


The investment adviser (Adviser) for each of the Funds targets a doll ar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as (among others) current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy.


The Adviser generally shortens the portfolio's dollar-weighted average maturity range when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

MUNICIPAL FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND, AND PRIME VALUE FUND


The Adviser performs a fundamental credit analysis to develop an approved database of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating o rganizations (NRSROs).


GOVERNMENT FUND

Because the Government Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

MUNICIPAL FUND

In targeting a dollar-weighted average portfolio maturity range, the Adviser also will consider the tax-exempt securities a vailable.

Because the Municipal Fund refers to municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the annual interest income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval. In addition, the Adviser may invest in securities subject to the federal alternative minimum tax (AMT) for individuals and corporations in an attempt to enhance yield and provide diversification.

TREASURY FUND

Because the Treasury Fund refers to U.S. Treasury investments in its name, it will notify shareholders at least 60 da ys in advance of any change in its investment policies that would enable it to normally invest less than 80% of its assets in U.S. Treasury investments.

Industry Concentration

The Prime Management Fund may invest 25% or more of its assets in commercial paper issued by finance companies.

TEMPORARY DEFENSIVE INVESTMENTS

The Municipal Fund may temporarily depart from its principal investment strategies by investing its assets in cash or securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Municipal Fund to receive and distribute taxable income to investors and to that extent fail to meet its investment objective of providing current income exempt from federal regular income tax consistent with stability of principal.

What are the Principal Securities in Which the Funds Invest?


The following is a description of each type of security in which one or more Funds principally invest. A Fund may invest in other types of securities as a non-principal investment as described in the Funds' Statement of Additional Information (SAI).


GOVERNMENT FUND

Th e Government Fund invests primarily in fixed-income securities, including U.S. T reasury securities, agency securities and repurchase agreements.

MUNICIPAL FUND


The Municipal Fund invests primarily in tax-exempt securities, a type of fixed-in come security, including variable-rate demand instruments, municipal notes, general obligation bonds and special revenue bonds. Issuers include states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities, and other public agencies. Certain of these tax-exempt securities may be subject to credit enhancement. The Municipal Fund also may invest in tax-exempt commercial paper.


PRIME CASH FUND, PRIME MANAGEMENT FUND, AND PRIME VALUE FUND

The Prime Cash Fund, Prime Management Fund, and Prime Value Fund invest primarily in fixed-income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset-backed securities, agency securities, insurance contracts, municipal securities and repurchase agreements. Certain of these fixed-income securities may be foreign securities or may be subject to credit enhancement. The Prime Cash Fund, Prime Management Fund, and Prime Value Fund also may invest principally in securities of other investment companies.

TREASURY FUND

The Treasury Fund invests primarily in U ..S. Treasury securities and repurchase agreements.

The following is a description of each type of security in which one or more Funds principally invest. A Fund may invest in other types of securities as a non-pr incipal investment as described in the Funds' Statement of Additional Information (SAI).

FIXED-INCOME SECURITIES


Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time .


A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.


U. S. Treasury Securities


The Government Fund and the Treasury Fund may principally invest in U.S. Treasury securities. U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risk.


Agency Securities

The Government Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in agency securities. Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefit s. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

Tax-Exempt Securities


The Municipal Fund may principally invest in tax-exempt securities. Tax-exempt securities are fixed-income securities that, in the opinion of the bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular i ncome taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Typically, states, counties, cities, and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Certain of these tax-exempt securities may be subject to credit enhancement.


VARIABLE-RATE DEMAND INSTRUMENTS

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The Municipal Fund may principally invest in variable-rate demand instruments. Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days, because within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal a mount can be demanded. Certain variable rate demand instruments invested in by the Fund, referred to as "synthetic variable rate demand instruments," have certain features, such as call features, that make it possible that the Fund will realize capital gains.

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MUNICIPAL NOTES

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The Municipal Fund may principally invest in municipal notes. Municipal notes are short- term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes o r bonds.

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GENERAL OBLIGATION BONDS

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The Municipal Fund may invest principally in general obligation bonds. General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

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SPECIAL REVENUE BONDS

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The Municipal Fund may invest principally in special revenue bonds. Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

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TAX-EXEMPT COMMERCIAL PAPER

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The Municipal Fund may invest principally in tax-exempt commercial paper. Tax-exempt commercial paper is a tax-exempt issuer's obligation with a maturity of less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issues may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

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Corporate Debt Securities

The Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in corporate debt securities. Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Prime Cash Fund, Prime Management Fund, and Prime Value Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

The Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in commercial paper. Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

The Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in demand instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one y ear.

Bank Instruments

The Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in bank instruments. Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acc eptances.

Asset-Backed Securities

The Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in asset-backed securities. Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates.

Insurance Contracts

The Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in insurance contracts. Insurance contracts include guaranteed investment contracts, funding agreements and an nuities. Th ese Funds treat these contracts as fixed-income securities.

Municipal Securities

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The Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in municipal securities. Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from Federal income tax, Prime Cash Fund, Prime Management Fund and Prime Value Fund may invest in taxable municipal securities.

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Foreign Securities

The Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in foreign securities. Foreign securities are securities of issuers based outside the United States. The Prime Cash Fund, the Prime Management Fund and the Prime Value Fund consider an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services p erformed or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

Credit Enhancement

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The Prime Cash Fund, Prime Management Fund, Prime Value Fund and the Municipal Fund also may invest in securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

Repurchase Agreements

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The Government Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Treasury Fund may principally invest in repurchase agreements. Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser .

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The custodian or subcustodian of a Fund will take possession of the securities subject to repurchase agreements. The adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

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Investing in Securities of Other Investment Companies

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The Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest their assets in securities of other investment companies, including t he securities of affiliated money market funds, as an efficient means of implementing their investment strategies and/or managing its uninvested cash. These other investment companies are managed independently of the Funds and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.

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Investment Ratings

The money market instruments in which the Prime Cash Fund invests will be rated in the highest short-term rating category by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratin gs. The securities in which the Municipal Fund, Prime Management Fund, and the Prime Value Fund invest will be rated in one of the two highest short-ter m rating categories by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Funds?

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Each of the Funds is subject to interest-rate risks and credit risks. In addition, each of the Funds (except the Government Fund and Treasury Fund) is subject to sector risks. The Municipal Fund is subject to tax risks and call risks. The Prime Cash Fund, Prime Management Fund, and the Prime Value Fund may be subject to the risks of foreign investing.

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INTEREST RATE RISKS

Government Fund, Municipal Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Treasury Fund

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fi xed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize the risk by purchasing short-term securities.

CREDIT RISKS

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Government Fund, Municipal Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund

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Credit risk is the possi bility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing high er-quality se curities.

Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Government Fund, Municipal Fund, Prime Cash Fund, Prime Management Fun d, Prime Value F und, and Treasury Fund

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Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

SECTOR RISKS

Municipal Fund, Prime Cash Fund, Prime Management Fund, an d Prime Value Fund

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A substantial part of the Prime Fund, Prime Cash Fund, Prime Management Fund and the Prime Value Fund may be comprised of securities issued by banks. In addition, a substantial part of the portfolios of the Municipal Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may be comprised of securities credit enhanced by banks or companies in a similar business, or with other similar characteristics. As a result, the Municipal Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund will be more susceptible to any economic, business, political or other developments that generally affect these entities. Developments affecting finance companies, banks or companies with similar characteristics might include changes in interest rates, changes in the economic c ycle affecting credit losses and regulatory changes.

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TAX RISKS

Municipal Fund

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In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to s hareholders to be taxable .

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Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

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Regarding the tax-exempt status of the securities in which the Fund invests, shareholders of the Fund should note that the U.S. Supreme Court has recently agreed to review a Kentucky state court decision (Kentucky v. Davis) that could have important consequences for funds that invest in tax-exempt securities, including the Fund. The Kentucky state court held as unconstitutional under the Commerce Clause of the U.S. Constitution a Kentucky law that exempts interest earned on Kentucky tax-exempt bonds from Kentucky's state income tax, but taxes interest derived from non-Kentucky tax-exempt bonds. The U.S. Supreme Court is scheduled to hear the case during its Fall 2007 session, and is likely to render its decision in the spring or early summer of 2008. If the U.S. Supreme Court affirms the Kentucky state court's ruling, the decision could affect the tax status of the tax-exempt securities in which the Fund invests, and the Fund's distributions, for state tax purposes. Such a decision would force State legislators to decide whether to exempt all tax-exempt bonds from state income tax or subject all such bonds to state income tax. The decision, and any change in tax status, also may negatively affect the value of the municipal securities in which the Fund invests. The Kentucky v. Davis case does not question or challenge the tax status of tax-exempt bonds for purposes of the federal regular income tax. If the U.S. Supreme Court affirms the Kentucky state court's ruling, and the Adviser determines that a Fund may be negatively impacted in a material respect, the Adviser will advise shareholders of the Fund as it determines necessary.

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Income from the Municipal Fund also may be subject to AMT.

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CALL RISKS

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Government Fund, Municipal Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund and Treasury Fund

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Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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RISKS OF FOREIGN INVESTING

Prime Cash Fund, Prime Management Fund, and Prime Value Fund

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Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may be subject to taxation policies that reduce returns for U.S. investors.

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RISKS ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS

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Government Fund, Municipal Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Treasury Fund

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On days during which there are net purchases of Fund Shares, a Fund must invest the proceeds at prevailing market yields. If the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, a Fund retains the discretion to close to new investments.

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However, a Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $ 1.00 per S hare. The Funds do not charge a front-end sales charge.

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When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. If an order is received on any day the Fund does not determine NAV, the order will be held and processed at the NAV next determined by the Fund.

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The NAV of the Municipal Fund is determined at noon and 3:00 p.m. Eastern time and as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The NAV of the Prime Cash Fund is determined at 3:00 p.m. Eastern time and as of the end of regular trading on the NYSE (normally 4: 00 p.m.) each day the NYSE is open .

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The NAV of the Government Fund, the Prime Management Fund, the Prime Value Fund and the Treasury Fund is determined at 5:00 p.m. Eastern time each day the NYSE is open; except that, on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday). NAV is determined at 3:00 p.m. Eastern time.

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The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.

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How are the Funds Sold?

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The Funds offer three Share classes: Institutional Shares, Institutional Service Shares, and Institutional Capital Shares. The Government Fund and the Treasury Fund offer a fourth Share class: Trust Shares. Each Fund's share classes represent interests in a single portfolio of securities. This prospectus relates only to Institutional C apital Shares. All Share classes have different expenses which affect their performan ce. The Funds also offer by separate prospectus an additional class of Shares that may be preferable for shareholders purchasing $500,000 or more. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

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The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors, or to individuals, directly or through a financial intermediary. The Municipal Fund may not be a suitable investment for retirement plans. Under the Distributo r's Contract with the Funds, the Distributor offers Shares on a continuou s, best-efforts basis. The Distributor is a subsidiary of Federated Investors, I nc. (Federated).

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Payments to Financial Intermediaries

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The Funds and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds.

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SERVICE FEES

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A Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts . Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

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A Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing a dministrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

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RECORDKEEPING FEES

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A Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

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NETWORKING FEES

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A Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

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ADDITIONAL PAYMENTS TO FINANCIA L INTERMEDIARIES

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of a Fund to you. In some cases, such payments may be made by or funded from the r esources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus and described above because they are not paid by the Funds.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Funds to the financial intermediary under a Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Funds and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial interm ediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Funds and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Funds or through an exchange from another Federated fund. The Funds reserve the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

The required minimum initial investment for each Fund is $500,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $500,000 minimum is reached within one year. An institutional investor's minimum investment is calculated by combining all accounts it maintains with a Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries m ay charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Funds. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to di vidends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Funds. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM TH E FUNDS

By Telephone

You may purchase Shares by calling the Funds at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after the Funds receive your order. Receipt of a purchase order by a financial intermediary will be deemed receipt by the Funds to the extent that such financial intermediary has been duly authorized by the Funds to accept such orders. If you call the Municipal Fund and the Prime Cash Fund by 3:00 p.m. Eastern time and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend. If you call the Government Fund, the Prime Management Fund, the Prime Value Fund and the Treasury Fund by 5:00 p. m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

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Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

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If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

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You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.

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By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan R oad
Canton, MA 0202 1

Please note your account number on your check. Payment should be made in U ..S. dollars and drawn on a U.S. ban k. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Funds' transfer agent. The Funds reserve the right to reject any purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after a Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is re ceived).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, e xcept Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

Ho w to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from a Fund if you purchased Shares directly from the Fund.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections "By Telephone" or "By Mail" below.

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If your financial intermediary submits your redemption or exchange request el ectronically, your request will be processed and your proceeds will be paid pursuant t o operating procedures established by the Fund. If your financial intermediary su bmits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

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If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Funds. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUNDS

By Telephone

You may redeem or exchange Shares by calling the Funds at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Funds. Receipt of a redemption or exchange order by a financial intermediary will be deemed receipt by the Funds to the extent that such financial intermediary has been duly authorized by the Funds to accept such orders.

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If you call the Municipal Fund by Noon Eastern time , the Prime Cash Fund by 3:00 p.m. Eastern time , or the Government Fund, the Prime Management Fund, the Prime Value Fund, or the Treasury Fund by 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

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If you call the Municipal Fund after Noon Eastern time, and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, the Prime Cash Fund after 3:00 p.m. Eastern time, and before the end of regular trading on the NYSE or the Government Fund, the Prime Management Fund, the Prime Value Fund, or the Treasury Fund after 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

You may redeem or exchange Shares by mailing a written request to the Funds.

Your redemption or exchange request will be priced at the NAV next calculated af ter a Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan R oad
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Funds if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the las t 30 d ays;
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  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
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Redemption in Kind (Municipal Fund Only)

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Although each Fund intends to pay Share redemptions in cash, the Municipal Fund reserves the right to pay the redemption price in whole or in part by a distribution o f the Fund's portfolio securities.

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LIMITATIONS ON REDEMPTION PROCEEDS

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Government Fund, Treasury Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund

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Redemption proceeds will be wired or mailed within one business day after receiving a request in proper form , except that payment may be delayed in the following circumstances:

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  to allow your purchase to clear (as discussed below);
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  during any period when the Federal Reserve wire or Federal Reserve banks are closed (in which case redemption proceeds will be wired within one business day after the reopening of the Federal Reserve wire or Federal Reserve banks); or
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  during any period when the NYSE is closed (in which case redemption proceeds will be wired within one business day after the reopening of the NYSE).
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You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

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If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.

Municipal Fund

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Redemption proceeds will be wired or mailed within one business day after receiving a request in proper form, except that payment may be delayed in the following circumstances:

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  to allow your purchase to clear (as discussed below);
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

During any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Funds for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U ..S. Gov ernment Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

A n exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

A Fund may modify or terminate the exchange privilege at any time.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds no longer issue share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, sen d your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Funds declare any dividends daily and pay them monthly to shareholders. Dividends for the Government Fund, the Prime Management Fund, the Prime Value Fund, and the Treasury Fund are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of a Fund's daily dividend factor by calling the Funds at 1-800-341-7400 or on Federated's website at FederatedInvestors.com ..

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The Funds do not expect to realize any capital gains or losses. However, certain securities in which the Municipal Fund invests, such as synthetic variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will reduce capital gains. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless yo u elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable, " or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution check s.

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See "Tax Information" below for information on the tax consequences of the Municipal Fund realizing a capital gain.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 d ays to purchase additional Shares to meet the minimum.

TAX INFORMATION

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Government Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Treasury Fund

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Municipal Fund

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The Municipal Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. It is anticipated that distributions from the Municipal Fund will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Although the Municipal Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

Given the short-term nature of a Funds' investments and their use of the amortized cost method for calculating the NAV of Fund Shares, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of a Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because each Fund is intended to be used as a liquid short-term investment, the Funds' Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Funds' Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of a Fund's portfolio and its performance.

PORTFOLIO HOLDINGS INFORMATION

Information concerning each Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and re mains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of a Fund's top ten credit/obligor exposures, effective average maturity of the Fund's portfolio and/or percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

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To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link .

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You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website. The Fund's annual and se mi-ann ual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under "Related Information" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Product s" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Funds?

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The Board of Trustees (the "Board") governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Funds' assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser an d not by the Funds. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.

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ADVISORY FEES

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The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.20% of each Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

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A discussion of the Board's review of the Funds' investment advisory contracts is available in the Funds' Annual Report date d July 3 1, 2007.

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Legal Proceedings

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Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Se curities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years or since inception, if the life of the Share Class is shorter. Some of the information is presented on a per Share basis. Total r eturns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

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This information for the fiscal year ended July 31, 2007 has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Funds' audited financial statements, is included in the Annual Report. As discussed in the Annual Report, the information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.

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On August 1 8, 2006, the Funds' Board, upon recommendation of the Audit Committee , appointed KPMG LLP as the Funds' independent registered public accounting firm for the fiscal year endin g July 3 1, 2007. On the same date, the Funds' former auditor, Deloitte & Touche LLP, resigned. See the Funds' Annual Report for further information regarding the change in independent registered public accounting firm.

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Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Government Obligations Fund
July 31, 2005 [3]	$1.00	0.014	--		0.014	(0.014)
July 31, 2006	$1.00	0.041	--		0.041	(0.041)
July 31, 2007 [5]	$1.00	0.050	--		0.050	(0.050)

Municipal Obligations Fund
July 31, 2003	$1.00	0.011	--		0.011	(0.011)
July 31, 2004	$1.00	0.008	(0.000	) [6]	0.008	(0.008)
July 31, 2005	$1.00	0.017	0.000	[6]	0.017	(0.017)
July 31, 2006	$1.00	0.029	(0.000	) [6]	0.029	(0.029)
July 31, 2007 [5]	$1.00	0.034	0.000	[6]	0.034	(0.034)

Prime Cash Obligations Fund
July 31, 2003	$1.00	0.012	--		0.012	(0.012)
July 31, 2004	$1.00	0.009	--		0.009	(0.009)
July 31, 2005	$1.00	0.021	--		0.021	(0.021)
July 31, 2006	$1.00	0.042	--		0.042	(0.042)
July 31, 2007 [5]	$1.00	0.051	--		0.051	(0.051)

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (start of performance) to July 31, 2005.

4 Computed on an annualized basis.

5 For the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

6 Represents less than $0.001.

Further information about the Funds' performance is contained in the Funds' Annual Report, dated July 31, 2007, which can be obtained free of charge.

		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Asset Value, End of Period (000 Omitted)

$1.00	1.38%	0.31	% [4]	2.92	% [4]	0.24	% [4]	$298,625
$1.00	4.19%	0.31%		4.17%		0.20%		$377,414
$1.00	5.14%	0.31%		5.04%		0.09%		$637,491

$1.00	1.13%	0.30%		1.08%		0.27%		$416,036
$1.00	0.82%	0.30%		0.82%		0.27%		$265,345
$1.00	1.71%	0.28%		1.94%		0.28%		$1,061,717
$1.00	2.90%	0.28%		2.83%		0.24%		$882,006
$1.00	3.46%	0.28%		3.41%		0.12%		$1,012,433

$1.00	1.25%	0.30%		1.26%		0.26%		$690,099
$1.00	0.87%	0.30%		0.86%		0.26%		$634,504
$1.00	2.16%	0.28%		2.12%		0.26%		$709,195
$1.00	4.28%	0.26%		4.21%		0.24%		$987,698
$1.00	5.23%	0.28%		5.10%		0.11%		$982,594

Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realize Gain on Investments
Prime Management Obligations Fund
July 31, 2005 [3]	$1.00	0.015	--		0.015	(0.015)	--
July 31, 2006	$1.00	0.042	--		0.042	(0.042)	--
July 31, 2007 [5]	$1.00	0.051	--		0.051	(0.051)	--

Prime Value Obligations Fund
July 31, 2003	$1.00	0.013	--		0.013	(0.013)	--
July 31, 2004	$1.00	0.009	--		0.009	(0.009)	--
July 31, 2005	$1.00	0.022	--		0.022	(0.022)	--
July 31, 2006	$1.00	0.042	--		0.042	(0.042)	--
July 31, 2007 [5]	$1.00	0.051	--		0.051	(0.051)	--

Treasury Obligations Fund
July 31, 2003	$1.00	0.012	0.000	[6]	0.012	(0.012)	(0.000	) [6]
July 31, 2004	$1.00	0.008	--		0.008	(0.008)	--
July 31, 2005	$1.00	0.020	--		0.020	(0.020)	--
July 31, 2006	$1.00	0.040	--		0.040	(0.040)	--
July 31, 2007 [5]	$1.00	0.050	--		0.050	(0.050)	--

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (start of performance) to July 31, 2005.

4 Computed on an annualized basis.

5 For the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

6 Represents less than $0.001.

Further information about the Funds' performance is contained in the Funds' Annual Report, dated July 31, 2007, which can be obtained free of charge.

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 Omitted)

(0.015)	$1.00	1.47%	0.23	% [4]	3.00	% [4]	0.35	% [4]	$817,205
(0.042)	$1.00	4.28%	0.26%		4.18%		0.27%		$734,060
(0.051)	$1.00	5.25%	0.27%		5.14%		0.15%		$1,180,189

(0.013)	$1.00	1.29%	0.29%		1.29%		0.27%		$387,288
(0.009)	$1.00	0.90%	0.29%		0.90%		0.27%		$883,749
(0.022)	$1.00	2.20%	0.27%		2.19%		0.27%		$1,169,349
(0.042)	$1.00	4.29%	0.27%		4.28%		0.22%		$1,427,494
(0.051)	$1.00	5.25%	0.27%		5.14%		0.12%		$2,534,174

(0.012)	$1.00	1.17%	0.30%		1.23%		0.24%		$623,407
(0.008)	$1.00	0.76%	0.30%		0.75%		0.24%		$871,735
(0.020)	$1.00	2.02%	0.30%		1.99%		0.24%		$622,744
(0.040)	$1.00	4.09%	0.30%		4.07%		0.20%		$1,037,466
(0.050)	$1.00	5.06%	0.30%		4.94%		0.09%		$1,138,133

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of a Funds' expenses, including investment advisory fees and other Fund costs, on the Funds' assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Funds' annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate ov er time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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GOVERNMENT OBLIGATIONS FUND: INSTITUTIONAL CAPITAL SHARES
ANNUAL EXPENSE RATIO: 0.57%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$58.26	$10,443.00
2	$10,443.00	$522.15	$10,965.15	$60.84	$10,905.62
3	$10,905.62	$545.28	$11,450.90	$63.54	$11,388.74
4	$11,388.74	$569.44	$11,958.18	$66.35	$11,893.26
5	$11,893.26	$594.66	$12,487.92	$69.29	$12,420.13
6	$12,420.13	$621.01	$13,041.14	$72.36	$12,970.34
7	$12,970.34	$648.52	$13,618.86	$75.57	$13,544.93
8	$13,544.93	$677.25	$14,222.18	$78.92	$14,144.97
9	$14,144.97	$707.25	$14,852.22	$82.41	$14,771.59
10	$14,771.59	$738.58	$15,510.17	$86.06	$15,425.97
Cumulative		$6,124.14		$713.60
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MUNICIPAL OBLIGATIONS FUND: INSTITUTIONAL CAPITAL SHARES
ANNUAL EXPENSE RATIO: 0.55%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$56.22	$10,445.00
2	$10,445.00	$522.25	$10,967.25	$58.73	$10,909.80
3	$10,909.80	$545.49	$11,455.29	$61.34	$11,395.29
4	$11,395.29	$569.76	$11,965.05	$64.07	$11,902.38
5	$11,902.38	$595.12	$12,497.50	$66.92	$12,432.04
6	$12,432.04	$621.60	$13,053.64	$69.90	$12,985.27
7	$12,985.27	$649.26	$13,634.53	$73.01	$13,563.11
8	$13,563.11	$678.16	$14,241.27	$76.26	$14,166.67
9	$14,166.67	$708.33	$14,875.00	$79.65	$14,797.09
10	$14,797.09	$739.85	$15,536.94	$83.19	$15,455.56
Cumulative		$6,129.82		$689.29
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PRIME CASH OBLIGATIONS FUND: INSTITUTIONAL CAPITAL SHARES
ANNUAL EXPENSE RATIO: 0.55%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$56.22	$10,445.00
2	$10,445.00	$522.25	$10,967.25	$58.73	$10,909.80
3	$10,909.80	$545.49	$11,455.29	$61.34	$11,395.29
4	$11,395.29	$569.76	$11,965.05	$64.07	$11,902.38
5	$11,902.38	$595.12	$12,497.50	$66.92	$12,432.04
6	$12,432.04	$621.60	$13,053.64	$69.90	$12,985.27
7	$12,985.27	$649.26	$13,634.53	$73.01	$13,563.11
8	$13,563.11	$678.16	$14,241.27	$76.26	$14,166.67
9	$14,166.67	$708.33	$14,875.00	$79.65	$14,797.09
10	$14,797.09	$739.85	$15,536.94	$83.19	$15,455.56
Cumulative		$6,129.82		$689.29

PRIME MANAGEMENT OBLIGATIONS FUND: INSTITUTIONAL CAPITAL SHARES
ANNUAL EXPENSE RATIO: 0.57%
MAXIMUM FRONT-END SALES CHARGE: NONE


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$58.26	$10,443.00
2	$10,443.00	$522.15	$10,965.15	$60.84	$10,905.62
3	$10,905.62	$545.28	$11,450.90	$63.54	$11,388.74
4	$11,388.74	$569.44	$11,958.18	$66.35	$11,893.26
5	$11,893.26	$594.66	$12,487.92	$69.29	$12,420.13
6	$12,420.13	$621.01	$13,041.14	$72.36	$12,970.34
7	$12,970.34	$648.52	$13,618.86	$75.57	$13,544.93
8	$13,544.93	$677.25	$14,222.18	$78.92	$14,144.97
9	$14,144.97	$707.25	$14,852.22	$82.41	$14,771.59
10	$14,771.59	$738.58	$15,510.17	$86.06	$15,425.97
Cumulative		$6,124.14		$713.60

PRIME VALUE OBLIGATIONS FUND: INSTITUTIONAL CAPITAL SHARES
ANNUAL EXPENSE RATIO: 0.54%
MAXIMUM FRONT-END SALES CHARGE: NONE


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$55.20	$10,446.00
2	$10,446.00	$522.30	$10,968.30	$57.67	$10,911.89
3	$10,911.89	$545.59	$11,457.48	$60.24	$11,398.56
4	$11,398.56	$569.93	$11,968.49	$62.92	$11,906.94
5	$11,906.94	$595.35	$12,502.29	$65.73	$12,437.99
6	$12,437.99	$621.90	$13,059.89	$68.66	$12,992.72
7	$12,992.72	$649.64	$13,642.36	$71.73	$13,572.20
8	$13,572.20	$678.61	$14,250.81	$74.92	$14,177.52
9	$14,177.52	$708.88	$14,886.40	$78.27	$14,809.84
10	$14,809.84	$740.49	$15,550.33	$81.76	$15,470.36
Cumulative		$6,132.69		$677.10

TREASURY OBLIGATIONS FUND: INSTITUTIONAL CAPITAL SHARES
ANNUAL EXPENSE RATIO: 0.54%
MAXIMUM FRONT-END SALES CHARGE: NONE


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$55.20	$10,446.00
2	$10,446.00	$522.30	$10,968.30	$57.67	$10,911.89
3	$10,911.89	$545.59	$11,457.48	$60.24	$11,398.56
4	$11,398.56	$569.93	$11,968.49	$62.92	$11,906.94
5	$11,906.94	$595.35	$12,502.29	$65.73	$12,437.99
6	$12,437.99	$621.90	$13,059.89	$68.66	$12,992.72
7	$12,992.72	$649.64	$13,642.36	$71.73	$13,572.20
8	$13,572.20	$678.61	$14,250.81	$74.92	$14,177.52
9	$14,177.52	$708.88	$14,886.40	$78.27	$14,809.84
10	$14,809.84	$740.49	$15,550.33	$81.76	$15,470.36
Cumulative		$6,132.69		$677.10

A Statement of Additional Information (SAI) dated September 3 0, 2007, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Funds' policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Funds at 1-8 00-341-7400.


These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are also available on Fede rated's website at FederatedInvestors.com.

You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, W ashington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-5950

Federated
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N633
Cusip 60934N591
Cusip 60934N567
Cusip 60934N823
Cusip 608919809
Cusip 608919841


G02705-05 (9/07)


Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust

PROSPECTUS


September 30, 2007


Government Obligations Fund
Government Obligations Tax-Managed Fund
Municipal Obligations Fund
Prime Obligations Fund
Prime Cash Obligations Fund
Prime Management Obligations Fund
Prime Value Obligations Fund
Tax-Free Obligations Fund
Treasury Obligations Fund

INSTITUTIONAL SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary	1
What are Each Fund’s Fees and Expenses?	14
What are Each Fund’s Investment Strategies?	21
What are the Principal Securities in Which the Funds Invest?	23
What are the Specific Risks of Investing in the Funds?	30
What Do Shares Cost?	33
How are the Funds Sold?	34
Payments to Financial Intermediaries	34
How to Purchase Shares	35
How to Redeem and Exchange Shares	38
Account and Share Information	42
Who Manages the Funds?	45
Legal Proceedings	46
Financial Information	47
Appendix A: Hypothetical Investment and Expense Information	54

Risk/Return Summary

WHAT IS EACH FUND’S INVESTMENT OBJECTIVE?

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

Fund	Objective

Government Obligations Fund (Government Fund)	To provide current income consistent with stability of principal.

Government Obligations Tax-Managed Fund (Government Tax-Managed Fund)	To provide current income consistent with stability of principal and liquidity.

Municipal Obligations Fund (Municipal Fund)	To provide current income exempt from all federal regular income tax consistent with stability of principal.

Prime Obligations Fund (Prime Fund)	To provide current income consistent with stability of principal.

Prime Cash Obligations Fund (Prime Cash Fund)	To provide current income consistent with stability of principal and liquidity.

Prime Management Obligations Fund (Prime Management Fund)	To provide current income consistent with stability of principal.

Prime Value Obligations Fund (Prime Value Fund)	To provide current income consistent with stability of principal and liquidity.

Tax-Free Obligations Fund (Tax-Free Fund)	To provide dividend income exempt from federal regular income tax consistent with stability of principal.

Treasury Obligations Fund (Treasury Fund)	To provide current income consistent with stability of principal.


While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus. The investment objective of the Municipal Fund, the Prime Cash Fund and the Prime Value Fund may be changed by the Funds’ Board of Trustees (the “Board”) without shareholder approval.


WHAT ARE EACH FUND’S MAIN INVESTMENT STRATEGIES?

Each of the Funds invests in a portfolio of securities maturing in 397 days or less. The portfolio of each Fund will have a dollar-weighted average maturity of 90 days or less.

Government Fund

The Government Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities, including repurchase agreements collateralized fully by U.S. Treasury and government agency securities.

The Government Fund limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions.

Government Tax-Managed Fund

The Government Tax-Managed Fund invests primarily in a portfolio of short- term U.S. Treasury and government agency securities that pay interest exempt from state personal income tax.

Municipal Fund

The Municipal Fund invests primarily in a portfolio of short-term, high-quality, tax-exempt securities. Issuers include states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The Municipal Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to the alternative minimum tax for individuals and corporations (AMT).

Prime Fund

The Prime Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government.

Prime Cash Fund

The Prime Cash Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government.

Prime Management Fund

The Prime Management Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government.

Prime Value Fund

The Prime Value Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government.

Tax-Free Fund


The Tax-Free Fund invests primarily in a portfolio of short-term, high-quality, tax-exempt securities. Issuers include states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The Tax-Free Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. The Tax-Free Fund’s investment Adviser (Adviser) also normally will invest the Tax-Free Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals and corporations (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT.


Treasury Fund


The Treasury Fund invests primarily in a portfolio of short-term U.S. Treasury securities, including repurchase agreements collateralized fully by U.S. Treasury securities.


Government Fund, Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund


The Government Fund intends to, and the Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may invest in securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. These Funds may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, these Funds may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.


Government Tax-Managed Fund


The Government Tax-Managed Fund intends to invest in the securities of GSEs, including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Bank System and the Tennessee Valley Authority. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable NAV, it is possible to lose money by investing in the Funds.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


Risk/Return Bar Chart and Table



Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-end basis.

The Fund’s Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund’s Institutional Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.57%.


Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 1.63% (quarter ended September 30, 2000). Its lowest quarterly return was 0.22% (quarter ended March 31, 2004).

Average Annual Total Return Table


The following table represents the Fund’s Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

Calendar Period	Fund

1 Year	4.93%

5 Years	2.38%

10 Years	3.82%


The Fund’s Institutional Shares 7-Day Net Yield as of December 31, 2006 was 5.15%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table



Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-end basis.

The Fund’s Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund’s Institutional Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.53%.


Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 1.62% (quarter ended September 30, 2000). Its lowest quarterly return was 0.21% (quarter ended September 30, 2003).

Average Annual Total Return Table


The following table represents the Fund’s Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2006

Calendar Period	Fund

1 Year	4.86%

5 Years	2.34%

10 Years	3.78%


The Fund’s Institutional Shares 7-Day Net Yield as of December 31, 2006 was 5.07%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table



Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-end basis.

The Fund’s Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund’s Institutional Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 1.78%.


Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 1.11% (quarter ended December 31, 2000). Its lowest quarterly return was 0.21% (quarter ended September 30, 2003).

Average Annual Total Return Table


The following table represents the Fund’s Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

Calendar Period	Fund

1 Year	3.37%

5 Years	1.87%

10 Years	2.71%


The Fund’s Institutional Shares 7-Day Net Yield as of December 31, 2006 was 3.73%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table



Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-end basis.

The Fund’s Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund’s Institutional Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.60%.


Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 1.65% (quarter ended December 31, 2000). Its lowest quarterly return was 0.23% (quarter ended March 31, 2004).

Average Annual Total Return Table


The following table represents the Fund’s Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

Calendar Period	Fund

1 Year	4.98%

5 Years	2.43%

10 Years	3.89%


The Fund’s Institutional Shares 7-Day Net Yield as of December 31, 2006 was 5.20%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table



Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-end basis.

The Fund’s Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund’s Institutional Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.61%.


Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 1.66% (quarter ended December 31, 2000). Its lowest quarterly return was 0.24% (quarter ended March 31, 2004).

Average Annual Total Return Table


The following table represents the Fund’s Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

Calendar Period	Fund

1 Year	5.00%

5 Years	2.45%

10 Years	3.91%


The Fund’s Institutional Shares 7-Day Net Yield as of December 31, 2006 was 5.23%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table



Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-end basis.

The Fund’s Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund’s Institutional Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.62%.


Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 1.32% (quarter ended December 31, 2006). Its lowest quarterly return was 0.62% (quarter ended March 31, 2005).


Average Annual Total Return Table


The following table represents the Fund’s Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

Calendar Period	Fund

1 Year	5.03%

Start of Performance[1]	3.77%


1 The Fund’s Institutional Shares start of performance date was August 11, 2004.


The Fund’s Institutional Shares 7-Day Net Yield as of December 31, 2006 was 5.24%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table



Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-end basis.

The Fund’s Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund’s Institutional Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.62%.


Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 1.67% (quarter ended December 31, 2000). Its lowest quarterly return was 0.25% (quarter ended March 31, 2004).


Average Annual Total Return Table


The following table represents the Fund’s Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

Calendar Period	Fund

1 Year	5.03%

5 Years	2.49%

10 Years	3.95%


The Fund’s Institutional Shares 7-Day Net Yield as of December 31, 2006 was 5.25%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table



Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-end basis.

The Fund’s Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund’s Institutional Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 1.75%.


Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 1.06% (quarter ended December 31, 2000). Its lowest quarterly return was 0.19% (quarter ended September 30, 2003).


Average Annual Total Return Table


The following table represents the Fund’s Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

Calendar Period	Fund

1 Year	3.28%

5 Years	1.78%

10 Years	2.57%


The Fund’s Institutional Shares 7-Day Net Yield as of December 31, 2006 was 3.67%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table



Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-end basis.


The Fund’s Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund’s Institutional Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.53%.


Within the period shown in the bar chart, the Fund’s Institutional Shares highest quarterly return was 1.60% (quarter ended December 31, 2000). Its lowest quarterly return was 0.21% (quarter ended March 31, 2004).

Average Annual Total Return Table


The following table represents the Fund’s Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

Calendar Period	Fund

1 Year	4.85%

5 Years	2.33%

10 Years	3.73%

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The Fund’s Institutional Shares 7-Day Net Yield as of December 31, 2006 was 4.96%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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What are Each Fund’s Fees and Expenses?

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MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Government Fund and Government Tax-Managed Fund.

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Shareholder Fees	Government Fund	Government Tax-Managed Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waiver and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%	0.20%
Distribution (12b-1) Fee	None	None
Other Expenses[3]	0.34%	0.34%
Total Annual Fund Operating Expenses	0.54%	0.54%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser waived certain amounts and the Funds’ Institutional Shares did not charge its shareholder services fee. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended July 31, 2007.

Total Waiver and Reduction of Fund Expenses	0.34%	0.34%
Total Actual Annual Fund Operating Expenses (after waiver and reduction)	0.20%	0.20%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fees paid by the Government Fund and the Government Tax-Managed Fund (after the voluntary waiver) were 0.11% and 0.11%, respectively, for the fiscal year ended July 31, 2007.

3 Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. The Government Fund and Government Tax-Managed Fund did not pay or accrue the shareholder services fee during the fiscal year ended July 31, 2007 and have no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 2008. Total other expenses paid by the Government Fund’s and Government Tax-Managed Fund’s Institutional Shares (after the reduction) were 0.09% and 0.09%, respectively, for the fiscal year ended July 31, 2007.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds’ Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Funds’ Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Institutional Shares operating expenses are before waiver and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Fund	1 Year	3 Years	5 Years	10 Years

Government Fund	$55	$173	$302	$677

Government Tax-Managed Fund	$55	$173	$302	$677

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What are Each Fund’s Fees and Expenses?

MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Municipal Fund, Prime Cash Fund and Prime Management Fund.

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Shareholder Fees	Municipal Fund	Prime Cash Fund	Prime Management Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None
Other Expenses[3]	0.35%	0.34%	0.37%
Total Annual Fund Operating Expenses	0.55%	0.54%	0.57%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator waived certain amounts and the Funds’ Institutional Shares did not charge its shareholder services fee. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended July 31, 2007.

Total Waivers and Reduction of Fund Expenses	0.37%	0.36%	0.40%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)	0.18%	0.18%	0.17%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fees paid by the Municipal Fund, Prime Cash Fund and Prime Management Fund (after the voluntary waivers) were 0.09%, 0.09% and 0.06%, respectively, for the fiscal year ended July 31, 2007.

3 Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. The Municipal Fund, Prime Cash Fund and Prime Management Fund did not pay or accrue the shareholder services fee during the fiscal year ended July 31, 2007 and have no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 2008. Additionally, with respect to Municipal Fund and Prime Management Fund, the administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Municipal Fund’s, Prime Cash Fund’s and Prime Management Fund’s Institutional Shares (after the voluntary waivers and reduction) were 0.09%, 0.09% and 0.11%, respectively, for the fiscal year ended July 31, 2007.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds’ Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Funds’ Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Institutional Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Fund	1 Year	3 Years	5 Years	10 Years

Municipal Fund	$56	$176	$307	$689

Prime Cash Fund	$55	$173	$302	$677

Prime Management Fund	$58	$183	$318	$714

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What are Each Fund’s Fees and Expenses?

MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Prime Fund, Prime Value Fund and Tax-Free Fund.

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Shareholder Fees	Prime Fund	Prime Value Fund	Tax-Free Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None
Other Expenses[3]	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	0.54%	0.54%	0.54%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator waived certain amounts and the Funds’ Institutional Shares did not charge its shareholder services fees. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended July 31, 2007.

Total Waivers and Reduction of Fund Expenses	0.34%	0.37%	0.34%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)	0.20%	0.17%	0.20%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fees paid by the Prime Fund, Prime Value Fund and Tax-Free Fund (after the voluntary waivers) were 0.12%, 0.09% and 0.12%, respectively, for the fiscal year ended July 31, 2007.

3 Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. The Prime Fund, Prime Value Fund and Tax-Free Fund did not pay or accrue the shareholder services fee during the fiscal year ended July 31, 2007 and have no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 2008. Additionally, the administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Prime Fund’s, Prime Value Fund’s, and Tax-Free Fund’s Institutional Shares (after the voluntary waivers and reduction) were 0.08%, 0.08% and 0.08%, respectively, for the fiscal year ended July 31, 2007.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds’ Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Funds’ Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Institutional Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Fund	1 Year	3 Years	5 Years	10 Years

Prime Fund	$55	$173	$302	$677

Prime Value Fund	$55	$173	$302	$677

Tax-Free Fund	$55	$173	$302	$677

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What are Each Fund’s Fees and Expenses?

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Treasury Fund.

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Shareholder Fees	Treasury Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%
Distribution (12b-1) Fee	None
Other Expenses[3]	0.34%
Total Annual Fund Operating Expenses	0.54%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator waived certain amounts and the Funds’ Institutional Shares did not charge its shareholder services fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2007.

Total Waivers and Reduction of Fund Expenses	0.34%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)	0.20%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Treasury Fund (after the voluntary waiver) was 0.12% for the fiscal year ended July 31, 2007.

3 Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. The Treasury Fund did not pay or accrue the shareholder services fee during the fiscal year ended July 31, 2007 and has no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 2008. Additionally, the administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund’s Institutional Shares (after the voluntary waiver and reduction) were 0.08% for the fiscal year ended July 31, 2007.

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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Treasury Fund	$55	$173	$302	$677

What are Each Fund’s Investment Strategies?

Each Fund’s investment strategy is described earlier under “What are Each Fund’s Main Investment Strategies?” Following is additional information on the investment strategies for the Funds.

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The investment adviser (Adviser) for each of the Funds targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as (among others) current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board’s monetary policy.

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The Adviser generally shortens the portfolio’s dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio’s dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

MUNICIPAL FUND, PRIME FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND, PRIME VALUE FUND AND TAX-FREE FUND

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The Adviser performs a fundamental credit analysis to develop an approved database of issuers and securities that meet the Adviser’s standard for minimal credit risk The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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MUNICIPAL FUND AND TAX-FREE FUND

In targeting a dollar-weighted average portfolio maturity range, the Adviser also will consider the tax-exempt securities available.

GOVERNMENT FUND

Because the Government Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Government Fund to normally invest less than 80% of its assets in U.S. government investments.

GOVERNMENT TAX-MANAGED FUND

Because the Government Tax-Managed Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Government Tax-Managed Fund to normally invest less than 80% of its assets in U.S. government investments. Because the Fund refers to “tax-managed” in its name, it will not include U.S. government investments that are collateral under repurchase agreements in this calculation.

MUNICIPAL FUND

Because the Municipal Fund refers to municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the annual interest income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval. The Adviser may invest in securities subject to the federal AMT for individuals and corporations in an attempt to enhance yield and provide diversification.

TAX-FREE FUND

Because the Tax-Free Fund refers to tax-free investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the annual interest income that it distributes will be exempt from federal regular income tax. The Tax-Free Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax. This policy may not be changed without shareholder approval.

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Given its fundamental investment policies, the Tax-Free Fund’s Adviser (adviser) also normally will invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals and corporations (AMT), such that, normally distributions of annual interest income also are exempt from the AMT.

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TREASURY FUND

Because the Treasury Fund refers to U.S. Treasury investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Treasury Fund to normally invest less than 80% of its assets in U.S. Treasury investments.

Industry Concentration

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The Prime Fund may invest 25% or more of their assets in commercial paper issued by finance companies.

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Temporary Defensive Investments

The Municipal Fund and the Tax-Free Fund may temporarily depart from their principal investment strategies by investing their assets in cash or securities subject to federal income tax. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Funds to receive and distribute taxable income to investors and to that extent to fail to meet their investment objectives of providing current and dividend income exempt from all regular federal income tax consistent with stability of principal.

What are the Principal Securities in Which the Funds Invest?

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The following is a description of each type of security in which one or more Funds principally invest. A Fund may invest in other types of securities as a non-principal investment as described in the Funds’ Statement of Additional Information (SAI).

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GOVERNMENT FUND

The Government Fund invests primarily in fixed-income securities, including U.S. Treasury securities, agency securities and repurchase agreements.

GOVERNMENT TAX-MANAGED FUND

The Government Tax-Managed Fund invests primarily in fixed-income securities, including U.S. Treasury securities and agency securities.

MUNICIPAL FUND AND TAX-FREE FUND

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The Municipal Fund and Tax-Free Fund invest primarily in tax-exempt securities, a type of fixed-income security, including variable rate demand instruments, municipal notes, general obligations bonds and special revenue bonds. Issuers include states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities, and other public agencies. Certain of these tax-exempt securities may be subject to credit enhancement. The Municipal Fund and Tax-Free Fund also may invest in tax-exempt commercial paper.

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PRIME FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME VALUE FUND

The Prime Fund, Prime Cash Fund, Prime Management Fund and the Prime Value Fund invest primarily in fixed-income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset- backed securities, agency securities, insurance contracts, municipal securities and repurchase agreements. Certain of these fixed-income securities may be foreign securities or may be subject to credit enhancement. The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund also may invest principally in securities of other investment companies.

TREASURY FUND

The Treasury Fund invests primarily in U.S. Treasury securities and repurchase agreements.

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

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A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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U.S. Treasury Securities

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The Government Fund, Government Tax-Managed Fund and Treasury Fund may principally invest in U.S. Treasury Securities. U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risk.

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Agency Securities

The Government Fund, Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in certain agency securities. Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

Agency Securities (Government Tax-Managed Fund)

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The Government Tax-Managed Fund may principally invest in certain agency securities. Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

Tax-Exempt Securities

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The Municipal Fund and the Tax-Free Fund may principally invest in tax-exempt securities. Tax-exempt securities are fixed-income securities that, in the opinion of the bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Typically, states, counties, cities, and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Certain of these tax-exempt securities may be subject to credit enhancement.

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VARIABLE-RATE DEMAND INSTRUMENTS

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The Municipal Fund and Tax-Free Fund may principally invest in variable-rate demand instruments. Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days, because within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments invested in by the Fund, referred to as “synthetic variable rate demand instruments,” have certain features, such as call features, that make it possible that the Fund will realize capital gains.

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MUNICIPAL NOTES

The Municipal Fund and Tax-Free Fund may principally invest in municipal notes. Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

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GENERAL OBLIGATION BONDS

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The Municipal Fund and Tax-Free Fund may invest principally in general obligation bonds. General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

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SPECIAL REVENUE BONDS

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The Municipal Fund and Tax-Free Fund may invest principally in special revenue bonds. Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

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TAX-EXEMPT COMMERCIAL PAPER

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The Municipal Fund and Tax-Free Fund may invest principally in tax-exempt commercial paper. Tax-exempt commercial paper is a tax-exempt issuer’s obligation with a maturity of less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issues may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

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Corporate Debt Securities

The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in corporate debt securities. Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in commercial paper. Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in demand instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in bank instruments. Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker’s acceptances.

Asset-Backed Securities

The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in asset-backed securities. Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates.

INSURANCE CONTRACTS

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The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in insurance contracts. Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund treat these contracts as fixed-income securities.

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Municipal Securities

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The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in municipal securities. Municipal securities are issued by states, counties, cities, and other political subdivisions and authorities. Although many municipal securities are exempt from Federal income tax, the Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may invest in taxable municipal securities.

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Foreign Securities

The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest in foreign securities. Foreign securities are securities of issuers based outside the United States. The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund consider an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

Credit Enhancement

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The Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, Municipal Fund and Tax-Free Fund may invest in securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

Repurchase Agreements

The Government Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund and Treasury Fund may principally invest in repurchase agreements. Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting a Funds’ return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The custodian or subcustodian of a Fund will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

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Investing in Securities of Other Investment Companies

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The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may principally invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing their investment strategies and/or managing their uninvested cash. These other investment companies are managed independently of the Funds and incur additional fees and/or expenses which would, therefore, be borne indirectly by a Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.

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Investment Ratings

The money market instruments in which the Prime Fund, Prime Cash Fund and Tax-Free Fund invest will be rated in the highest short-term rating category by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings. The securities in which the Municipal Fund, Prime Management Fund and Prime Value Fund invest will be rated in one of the two highest short-term rating categories by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Funds?

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Each of the Funds is subject to interest rate risks. In addition, each of the Funds is subject to credit risks. The Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund and Tax-Free Fund are subject to sector risks and call risks. The Municipal Fund and Tax-Free Fund are subject to tax risks. Finally, the Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may be subject to risks of foreign investing.

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INTEREST RATE RISKS

Government Fund, Government Tax-Managed Fund, Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, Tax-Free Fund and Treasury Fund

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

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Government Fund, Municipal Fund, Government Tax-Managed Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund and Tax-Free Fund

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher- quality securities.

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Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor’s and Moody’s Investors Service, Inc. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

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Government Fund, Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, Tax-Free Fund and Treasury Fund

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Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

SECTOR RISKS

Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund and Tax-Free Fund

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A substantial part of the Prime Fund’s portfolio may be comprised of securities issued by finance companies. A substantial part of the portfolios of the Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may be comprised of securities issued by banks. In addition, a substantial part of the portfolios of the Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund and Tax-Free Fund may be comprised of securities credit enhanced by banks or companies in a similar business, or with other similar characteristics. As a result, the Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund and Tax-Free Fund will be more susceptible to any economic, business, political or other developments that generally affect these entities. Developments affecting finance companies, banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

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TAX RISKS

Municipal Fund and Tax-Free Fund

In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.

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Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

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Regarding the tax-exempt status of the securities in which the Fund invests, shareholders of the Fund should note that the U.S. Supreme Court has recently agreed to review a Kentucky state court decision (Kentucky v. Davis) that could have important consequences for funds that invest in tax-exempt securities, including the Fund. The Kentucky state court held as unconstitutional under the Commerce Clause of the U.S. Constitution a Kentucky law that exempts interest earned on Kentucky tax-exempt bonds from Kentucky’s state income tax, but taxes interest derived from non-Kentucky tax-exempt bonds. The U.S. Supreme Court is scheduled to hear the case during its Fall, 2007, session and is likely to render its decision in the spring or early summer of 2008. If the U.S. Supreme Court affirms the Kentucky state court’s ruling, the decision could affect the tax status of the tax-exempt securities in which the Fund invests, and the Fund’s distributions, for state tax purposes. Such a decision would force State legislators to decide whether to exempt all tax-exempt bonds from state income tax or subject all such bonds to state income tax. The decision, and any change in tax status, also may negatively affect the value of the municipal securities in which the Fund invests. The Kentucky v. Davis case does not question or challenge the tax status of tax-exempt bonds for purposes of the federal regular income tax. If the U.S. Supreme Court affirms the Kentucky state court’s ruling, and the Adviser determines that a Fund may be negatively impacted in a material respect, the Adviser will advise shareholders of the funds as it determines necessary.

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Income from the Municipal Fund also may be subject to AMT.

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CALL RISKS

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Municipal Fund and Tax-Free Fund

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Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

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If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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RISKS OF FOREIGN INVESTING

Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Risks Associated with Investing Share Purchase Proceeds

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Government Fund, Government Tax-Managed Fund, Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, Tax-Free Fund and Treasury Fund

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On days during which there are net purchases of Fund Shares, a Fund must invest the proceeds at prevailing market yields. If the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, a Fund retains the discretion to close to new investments. However, a Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $1.00 per Share. The Funds do not charge a front-end sales charge.

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When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. The NAV of the Municipal Fund, and the Tax-Free Fund is determined at noon and 3:00 p.m. Eastern time and as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The NAV of the Government Tax-Managed Fund is determined at 2:00 p.m. Eastern time and as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The NAV of the Prime Cash Fund is determined at 3:00 p.m. Eastern time and as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The NAV of the Government Fund, the Prime Fund, the Prime Management Fund, the Prime Value Fund and the Treasury Fund is determined at 5:00 p.m. Eastern time each day the NYSE is open; except that, on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday), NAV is determined at 3:00 P.M. Eastern time.

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The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.

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How are the Funds Sold?

The Government Tax-Managed Fund and the Tax-Free Fund offer two Share classes: Institutional Shares and Institutional Service Shares. The Prime Fund offers three Share classes: Institutional Shares, Institutional Service Shares and Trust Shares. The Municipal Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund offer three Share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares. The Government Fund and Treasury Fund offer four Share classes: Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares. All Share classes offered by each Fund represent interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses, which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

The Funds’ Distributor, Federated Securities Corp., markets the Shares described in this prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors or to individuals, directly or through financial intermediaries. The Municipal Fund and the Tax-Free Fund may not be a suitable investment for retirement plans.

Under the Distributor’s contract with the Funds, the Distributor offers shares on a continuous, best effort basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Payments to Financial Intermediaries

The Funds and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds.

SERVICE FEES

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A Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

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A Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

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RECORDKEEPING FEES

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A Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

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NETWORKING FEES

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A Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of a Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus and described above because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by a Fund to the financial intermediary under a Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of a Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or a Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Funds or through an exchange from another Federated fund. The Funds reserve the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

The required minimum initial investment for Fund Shares is $500,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $500,000 minimum is reached within one year. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with a Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Funds. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Funds. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.

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DIRECTLY FROM THE FUNDS

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By Telephone

You may purchase Shares by calling the Funds at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after a Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed receipt by a Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call a Fund by 2:00 p.m. Eastern time with respect to the Government Tax-Managed Fund, 3:00 p.m. Eastern time with respect to the Municipal Fund, the Prime Cash Fund and the Tax-Free Fund, and 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.) with respect to the Government Fund, the Prime Fund, the Prime Management Fund, the Prime Value Fund and the Treasury Fund, and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.

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Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
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If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

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You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.

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By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Funds or State Street Bank and Trust Company, the Funds’ transfer agent. The Funds reserve the right to reject any purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after a Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from a Fund if you purchased Shares directly from the Fund.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Funds. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Funds. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUNDs

By Telephone

You may redeem or exchange Shares by calling the Funds at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Funds. Receipt of a redemption or exchange order by a financial intermediary will be deemed receipt by the Funds to the extent that such financial intermediary has been duly authorized by the Funds to accept such orders.

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If you call a Fund by noon Eastern time with respect to the Municipal Fund and the Tax-Free Fund, 2:00 p.m. Eastern time with respect to the Government Tax-Managed Fund, 3:00 p.m. Eastern time with respect to the Prime Cash Fund, and 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.) with respect to the Government Fund, the Prime Fund, the Prime Management Fund, the Prime Value Fund and the Treasury Fund, and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.

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If you call the Municipal Fund or the Tax-Free Fund after noon Eastern time, the Government Tax-Managed Fund after 2:00 p.m. Eastern time, the Prime Cash Fund after 3:00 p.m. Eastern time or with respect to Government Fund, the Prime Fund, the Prime Management Fund, the Prime Value Fund and the Treasury Fund after 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.), and, in each case, before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day’s dividend, and your redemption proceeds will be sent to you the following business day.

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By Mail

You may redeem or exchange Shares by mailing a written request to the Funds.

Your redemption or exchange request will be priced at the NAV next calculated after a Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Funds priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Funds if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
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Redemption in Kind (Government Tax-Managed Fund, Municipal Fund and Tax-Free Fund Only)

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Although each Fund intends to pay Share redemptions in cash, the Government Tax-Managed Fund, the Municipal Fund and the Tax-Free Fund reserve the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

Government Tax-Managed Fund, Municipal Fund and Tax-Free Fund

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
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If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow a Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order. In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

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  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from a Fund if those checks are undeliverable and returned to the Fund.

Government Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund and Treasury Fund

LIMITATIONS ON REDEMPTION PROCEEDS

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Redemption proceeds will be wired or mailed within one business day after receiving a request in proper form, except that payment may be delayed in the following circumstances:

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  to allow your purchase to clear (as discussed below);
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  during any period when the Federal Reserve wire or Federal Reserve banks are closed (in which case redemption proceeds will be wired within one business day after the reopening of the Federal Reserve wire or Federal Reserve banks); or
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  during any period when the NYSE is closed (in which case redemption proceeds will be wired within one business day after the reopening of the NYSE).
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If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow a Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.

You will not accrue interest or dividends on uncashed redemption checks from a Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of a Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

A Fund may modify or terminate the exchange privilege at any time.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds no longer issue share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Funds declare any dividends daily and pay them monthly to shareholders.

With respect to the Government Fund, the Prime Fund, the Prime Management Fund, the Prime Value Fund and the Treasury Fund, dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of a Fund’s daily dividend factor by calling the Funds at 1-800-341-7400 or on Federated’s website at FederatedInvestors.com.

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The Funds do not seek to realize any capital gains or losses. However, certain securities in which the Municipal Fund and Tax-Free Fund invest, such as synthetic variable rate demand instruments, have certain features, such as call features, that make it possible that the Funds will realize capital gains. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in Shares of any class of any other Federated Fund of which you are already a shareholder.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

See “Tax Information” below for information on the tax consequences of the Municipal Fund or the Tax-Free Fund realizing a capital gain.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

Government Fund, Government Tax-Managed Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund and Treasury Fund

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Municipal Fund and Tax-Free Fund

The Municipal Fund and the Tax-Free Fund send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that distributions from the Municipal Fund and the Tax-Free Fund will be primarily dividends that are exempt from federal regular income tax, although a portion of each Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes.

Although the Municipal Fund and Tax-Free Fund do not seek to realize capital gains, either Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long- term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares.

Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in a Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

FREQUENT TRADING POLICIES

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Given the short-term nature of the Funds’ investments and their use of the amortized cost method for calculating the NAV of Fund Shares, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of a Fund will have significant adverse consequences for a Fund and its shareholders. For this reason and because a Fund is intended to be used as a liquid short-term investment, the Funds Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Funds’ Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Funds’ portfolios and their performance.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning each Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of a Fund’s portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of a Fund’s top ten credit/obligor exposures, effective average maturity of the Fund’s portfolio and/or percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

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To access this information from the “Products” section of the website, click on the “Portfolio Holdings” link under “Related Information” and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link.

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You may also access portfolio information as of the end of the Fund’s fiscal quarters from the “Products” section of the website. The Fund’s annual and semi-annual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the “Prospectuses and Regulatory Reports” link under “Related Information” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Funds?

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The Board of Trustees (the “Board”) governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Funds’ assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.

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ADVISORY FEES

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The Funds’ investment advisory contracts provides for payment to the Adviser of an annual investment advisory fee of 0.20% of each Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

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A discussion of the Board’s review of the Funds’ investment advisory contracts is available in the Funds’ Annual Report dated July 31, 2007.

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Legal Proceedings

Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund’s directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the financial performance of each Fund’s Institutional Shares for the past five years or since inception, if the life of the Share Class is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information for the fiscal year ended July 31, 2007 has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Funds’ audited financial statements, is included in the Annual Report. As discussed in the Annual Report, the information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.

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On August 18, 2006, the Funds’ Board, upon recommendation of the Audit Committee, appointed KPMG LLP as the Funds’ independent registered public accounting firm for the fiscal year ending July 31, 2007. On the same date, the Funds’ former auditor, Deloitte & Touche LLP, resigned. See the Funds’ Annual Report for further information regarding the change in independent registered public accounting firm.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

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Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income

Government Obligations Fund

July 31, 2003	$1.00	0.013	--		0.013	(0.013)
July 31, 2004	$1.00	0.009	--		0.009	(0.009)
July 31, 2005	$1.00	0.022	--		0.022	(0.022)
July 31, 2006	$1.00	0.042	--		0.042	(0.042)
July 31, 2007[3]	$1.00	0.051	--		0.051	(0.051)

Government Obligations Tax-Managed Fund

July 31, 2003	$1.00	0.013	--		0.013	(0.013)
July 31, 2004	$1.00	0.009	--		0.009	(0.009)
July 31, 2005	$1.00	0.022	--		0.022	(0.022)
July 31, 2006	$1.00	0.041	--		0.041	(0.041)
July 31, 2007[3]	$1.00	0.051	--		0.051	(0.051)

Municipal Obligations Fund

July 31, 2003	$1.00	0.012	--		0.012	(0.012)
July 31, 2004	$1.00	0.009	(0.000)[4]		0.009	(0.009)
July 31, 2005	$1.00	0.018	0.000	[4]	0.018	(0.018)
July 31, 2006	$1.00	0.030	(0.000)[4]		0.030	(0.030)
July 31, 2007[3]	$1.00	0.035	0.000	[4]	0.035	(0.035)
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1 Based on net asset value.

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2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

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3 For the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

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4 Represents less than $0.001.

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Further information about the Fund’s performance is contained in the Funds’ Annual Report, dated July 31, 2007, which can be obtained free of charge.

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		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return[1]	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement[2]	Net Assets, End of Period (000 omitted)

$1.00	1.30%	0.20%	1.30%	0.34%	$6,166,411
$1.00	0.92%	0.20%	0.91%	0.34%	$5,134,296
$1.00	2.20%	0.20%	2.17%	0.34%	$5,721,965
$1.00	4.30%	0.20%	4.22%	0.28%	$6,619,952
$1.00	5.25%	0.20%	5.14%	0.09%	$8,943,042

$1.00	1.26%	0.20%	1.25%	0.34%	$1,521,953
$1.00	0.89%	0.20%	0.88%	0.35%	$1,159,503
$1.00	2.17%	0.20%	2.15%	0.34%	$1,206,111
$1.00	4.21%	0.20%	4.15%	0.29%	$1,556,092
$1.00	5.18%	0.20%	5.06%	0.09%	$2,062,328

$1.00	1.25%	0.18%	1.19%	0.12%	$1,570,532
$1.00	0.94%	0.18%	0.94%	0.12%	$2,144,468
$1.00	1.82%	0.18%	1.85%	0.13%	$3,040,759
$1.00	3.01%	0.18%	2.99%	0.12%	$3,490,983
$1.00	3.57%	0.18%	3.48%	0.12%	$4,067,288
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Financial Highlights

(For a Share Outstanding Throughout Each Period)

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Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations

Prime Cash Obligations Fund

July 31, 2003	$1.00	0.014	--		0.014
July 31, 2004	$1.00	0.010	--		0.010
July 31, 2005	$1.00	0.022	--		0.022
July 31, 2006	$1.00	0.043	--		0.043
July 31, 2007[3]	$1.00	0.052	--		0.052

Prime Management Obligations Fund

July 31, 2005[4]	$1.00	0.024	--		0.024
July 31, 2006	$1.00	0.043	--		0.043
July 31, 2007[3]	$1.00	0.052	--		0.052

Prime Obligations Fund

July 31, 2003	$1.00	0.014	(0.000)[6]		0.014
July 31, 2004	$1.00	0.010	0.000	[6]	0.010
July 31, 2005	$1.00	0.022	0.000	[6]	0.022
July 31, 2006	$1.00	0.042	0.000	[6]	0.042
July 31, 2007[3]	$1.00	0.052	--		0.052
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1 Based on net asset value. Total returns for periods of less than one year are not annualized.

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2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

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3 For the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

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4 Reflects operations for the period from August 11, 2004 (date of initial public investment) to July 31, 2005.

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5 Computed on an annualized basis.

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6 Represents less than $0.001.

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Further information about the Fund’s performance is contained in the Funds’ Annual Report, dated July 31, 2007, which can be obtained free of charge.

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			Ratios to Average Net Assets
Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return[1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement[2]		Net Assets, End of Period (000 omitted)

(0.014)	$1.00	1.37%	0.18%		1.34%		0.11%		$9,986,839
(0.010)	$1.00	0.99%	0.18%		0.98%		0.11%		$8,605,478
(0.022)	$1.00	2.26%	0.18%		2.15%		0.11%		$5,674,270
(0.043)	$1.00	4.36%	0.18%		4.21%		0.11%		$4,363,938
(0.052)	$1.00	5.33%	0.18%		5.20%		0.11%		$5,428,996

(0.024)	$1.00	2.39%	0.13%	[5]	2.82%	[5]	0.45%	[5]	$2,638,079
(0.043)	$1.00	4.38%	0.16%		4.26%		0.34%		$1,986,138
(0.052)	$1.00	5.36%	0.17%		5.22%		0.15%		$1,681,581

(0.014)	$1.00	1.36%	0.20%		1.34%		0.34%		$20,110,135
(0.010)	$1.00	0.97%	0.20%		0.96%		0.34%		$16,519,436
(0.022)	$1.00	2.24%	0.20%		2.19%		0.34%		$15,600,659
(0.042)	$1.00	4.33%	0.20%		4.24%		0.28%		$15,151,070
(0.052)	$1.00	5.30%	0.20%		5.18%		0.09%		$16,469,931
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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income

Prime Value Obligations Fund

July 31, 2003	$1.00	0.014	--		0.014	(0.014)
July 31, 2004	$1.00	0.010	--		0.010	(0.010)
July 31, 2005	$1.00	0.023	--		0.023	(0.023)
July 31, 2006	$1.00	0.043	--		0.043	(0.043)
July 31, 2007[3]	$1.00	0.052	--		0.052	(0.052)

Tax-Free Obligations Fund

July 31, 2003	$1.00	0.011	(0.000)[4]		0.011	(0.011)
July 31, 2004	$1.00	0.008	0.000	[4]	0.008	(0.008)
July 31, 2005	$1.00	0.017	(0.000)[4]		0.017	(0.017)
July 31, 2006	$1.00	0.029	(0.000)[4]		0.029	(0.029)
July 31, 2007[3]	$1.00	0.034	0.000	[4]	0.034	(0.034)

Treasury Obligations Fund

July 31, 2003	$1.00	0.013	0.000	[4]	0.013	(0.013)
July 31, 2004	$1.00	0.009	--		0.009	(0.009)
July 31, 2005	$1.00	0.021	--		0.021	(0.021)
July 31, 2006	$1.00	0.041	--		0.041	(0.041)
July 31, 2007[3]	$1.00	0.051	--		0.051	(0.051)
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1 Based on net asset value.

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2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

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3 For the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

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4 Represents less than $0.001.

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Further information about the Fund’s performance is contained in the Funds’ Annual Report, dated July 31, 2007, which can be obtained free of charge.

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				Ratios to Average Net Assets
Distributions From Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement[2]	Net Assets, End of Period (000 omitted)

--	(0.014)	$1.00	1.41%	0.17%	1.38%	0.12%	$10,410,998
--	(0.010)	$1.00	1.03%	0.17%	1.02%	0.12%	$9,502,207
--	(0.023)	$1.00	2.30%	0.17%	2.17%	0.12%	$5,799,231
--	(0.043)	$1.00	4.40%	0.17%	4.32%	0.12%	$6,708,463
--	(0.052)	$1.00	5.35%	0.17%	5.24%	0.12%	$10,023,082

--	(0.011)	$1.00	1.14%	0.20%	1.12%	0.34%	$6,143,476
--	(0.008)	$1.00	0.85%	0.20%	0.85%	0.34%	$6,249,045
--	(0.017)	$1.00	1.75%	0.20%	1.78%	0.34%	$8,460,989
--	(0.029)	$1.00	2.91%	0.20%	2.82%	0.29%	$5,941,736
--	(0.034)	$1.00	3.50%	0.20%	3.45%	0.09%	$6,652,945

(0.000)[4]	(0.013)	$1.00	1.27%	0.20%	1.25%	0.34%	$5,085,604
--	(0.009)	$1.00	0.86%	0.20%	0.85%	0.34%	$5,558,392
--	(0.021)	$1.00	2.12%	0.20%	2.12%	0.34%	$5,733,139
--	(0.041)	$1.00	4.20%	0.20%	4.14%	0.27%	$6,419,380
--	(0.051)	$1.00	5.17%	0.20%	5.04%	0.09%	$6,723,409
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Appendix A: Hypothetical Investment and Expense Information

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The following charts provide additional hypothetical information about the effect of a Funds’ expenses, including investment advisory fees and other Fund costs, on the Funds’ assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Funds’ annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the “Fees and Expenses” table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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GOVERNMENT OBLIGATIONS FUND - INSTITUTIONAL SHARES
Annual Expense Ratio: 0.54%
Maximum front-end sales charge: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$55.20	$10,446.00

2	$10,446.00	$522.30	$10,968.30	$57.67	$10,911.89

3	$10,911.89	$545.59	$11,457.48	$60.24	$11,398.56

4	$11,398.56	$569.93	$11,968.49	$62.92	$11,906.94

5	$11,906.94	$595.35	$12,502.29	$65.73	$12,437.99

6	$12,437.99	$621.90	$13,059.89	$68.66	$12,992.72

7	$12,992.72	$649.64	$13,642.36	$71.73	$13,572.20

8	$13,572.20	$678.61	$14,250.81	$74.92	$14,177.52

9	$14,177.52	$708.88	$14,886.40	$78.27	$14,809.84

10	$14,809.84	$740.49	$15,550.33	$81.76	$15,470.36

Cumulative		$6,132.69		$677.10

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GOVERNMENT OBLIGATIONS TAX-MANAGED FUND - INSTITUTIONAL SHARES
ANNUAL EXPENSE RATIO: 0.54%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$55.20	$10,446.00

2	$10,446.00	$522.30	$10,968.30	$57.67	$10,911.89

3	$10,911.89	$545.59	$11,457.48	$60.24	$11,398.56

4	$11,398.56	$569.93	$11,968.49	$62.92	$11,906.94

5	$11,906.94	$595.35	$12,502.29	$65.73	$12,437.99

6	$12,437.99	$621.90	$13,059.89	$68.66	$12,992.72

7	$12,992.72	$649.64	$13,642.36	$71.73	$13,572.20

8	$13,572.20	$678.61	$14,250.81	$74.92	$14,177.52

9	$14,177.52	$708.88	$14,886.40	$78.27	$14,809.84

10	$14,809.84	$740.49	$15,550.33	$81.76	$15,470.36

Cumulative		$6,132.69		$677.10

MUNICIPAL OBLIGATIONS FUND - INSTITUTIONAL SHARES
ANNUAL EXPENSE RATIO: 0.55%
MAXIMUM FRONT-END SALES CHARGE: NONE

Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$56.22	$10,445.00

2	$10,445.00	$522.25	$10,967.25	$58.73	$10,909.80

3	$10,909.80	$545.49	$11,455.29	$61.34	$11,395.29

4	$11,395.29	$569.76	$11,965.05	$64.07	$11,902.38

5	$11,902.38	$595.12	$12,497.50	$66.92	$12,432.04

6	$12,432.04	$621.60	$13,053.64	$69.90	$12,985.27

7	$12,985.27	$649.26	$13,634.53	$73.01	$13,563.11

8	$13,563.11	$678.16	$14,241.27	$76.26	$14,166.67

9	$14,166.67	$708.33	$14,875.00	$79.65	$14,797.09

10	$14,797.09	$739.85	$15,536.94	$83.19	$15,455.56

Cumulative		$6,129.82		$689.29

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PRIME OBLIGATIONS FUND - INSTITUTIONAL SHARES
ANNUAL EXPENSE RATIO: 0.54%
MAXIMUM FRONT-END SALES CHARGE: NONE

Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$55.20	$10,446.00

2	$10,446.00	$522.30	$10,968.30	$57.67	$10,911.89

3	$10,911.89	$545.59	$11,457.48	$60.24	$11,398.56

4	$11,398.56	$569.93	$11,968.49	$62.92	$11,906.94

5	$11,906.94	$595.35	$12,502.29	$65.73	$12,437.99

6	$12,437.99	$621.90	$13,059.89	$68.66	$12,992.72

7	$12,992.72	$649.64	$13,642.36	$71.73	$13,572.20

8	$13,572.20	$678.61	$14,250.81	$74.92	$14,177.52

9	$14,177.52	$708.88	$14,886.40	$78.27	$14,809.84

10	$14,809.84	$740.49	$15,550.33	$81.76	$15,470.36

Cumulative		$6,132.69		$677.10


PRIME CASH OBLIGATIONS FUND - INSTITUTIONAL SHARES
ANNUAL EXPENSE RATIO: 0.54%
MAXIMUM FRONT-END SALES CHARGE: NONE

Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$55.20	$10,446.00

2	$10,446.00	$522.30	$10,968.30	$57.67	$10,911.89

3	$10,911.89	$545.59	$11,457.48	$60.24	$11,398.56

4	$11,398.56	$569.93	$11,968.49	$62.92	$11,906.94

5	$11,906.94	$595.35	$12,502.29	$65.73	$12,437.99

6	$12,437.99	$621.90	$13,059.89	$68.66	$12,992.72

7	$12,992.72	$649.64	$13,642.36	$71.73	$13,572.20

8	$13,572.20	$678.61	$14,250.81	$74.92	$14,177.52

9	$14,177.52	$708.88	$14,886.40	$78.27	$14,809.84

10	$14,809.84	$740.49	$15,550.33	$81.76	$15,470.36

Cumulative		$6,132.69		$677.10


PRIME MANAGEMENT OBLIGATIONS FUND - INSTITUTIONAL SHARES
ANNUAL EXPENSE RATIO: 0.57%
MAXIMUM FRONT-END SALES CHARGE: NONE

Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$58.26	$10,443.00

2	$10,443.00	$522.15	$10,965.15	$60.84	$10,905.62

3	$10,905.62	$545.28	$11,450.90	$63.54	$11,388.74

4	$11,388.74	$569.44	$11,958.18	$66.35	$11,893.26

5	$11,893.26	$594.66	$12,487.92	$69.29	$12,420.13

6	$12,420.13	$621.01	$13,041.14	$72.36	$12,970.34

7	$12,970.34	$648.52	$13,618.86	$75.57	$13,544.93

8	$13,544.93	$677.25	$14,222.18	$78.92	$14,144.97

9	$14,144.97	$707.25	$14,852.22	$82.41	$14,771.59

10	$14,771.59	$738.58	$15,510.17	$86.06	$15,425.97

Cumulative		$6,124.14		$713.60


PRIME VALUE OBLIGATIONS FUND - INSTITUTIONAL SHARES
ANNUAL EXPENSE RATIO: 0.54%
MAXIMUM FRONT-END SALES CHARGE: NONE

Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$55.20	$10,446.00

2	$10,446.00	$522.30	$10,968.30	$57.67	$10,911.89

3	$10,911.89	$545.59	$11,457.48	$60.24	$11,398.56

4	$11,398.56	$569.93	$11,968.49	$62.92	$11,906.94

5	$11,906.94	$595.35	$12,502.29	$65.73	$12,437.99

6	$12,437.99	$621.90	$13,059.89	$68.66	$12,992.72

7	$12,992.72	$649.64	$13,642.36	$71.73	$13,572.20

8	$13,572.20	$678.61	$14,250.81	$74.92	$14,177.52

9	$14,177.52	$708.88	$14,886.40	$78.27	$14,809.84

10	$14,809.84	$740.49	$15,550.33	$81.76	$15,470.36

Cumulative		$6,132.69		$677.10


TAX-FREE OBLIGATIONS FUND - INSTITUTIONAL SHARES
ANNUAL EXPENSE RATIO: 0.54%
MAXIMUM FRONT-END SALES CHARGE: NONE

Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$55.20	$10,446.00

2	$10,446.00	$522.30	$10,968.30	$57.67	$10,911.89

3	$10,911.89	$545.59	$11,457.48	$60.24	$11,398.56

4	$11,398.56	$569.93	$11,968.49	$62.92	$11,906.94

5	$11,906.94	$595.35	$12,502.29	$65.73	$12,437.99

6	$12,437.99	$621.90	$13,059.89	$68.66	$12,992.72

7	$12,992.72	$649.64	$13,642.36	$71.73	$13,572.20

8	$13,572.20	$678.61	$14,250.81	$74.92	$14,177.52

9	$14,177.52	$708.88	$14,886.40	$78.27	$14,809.84

10	$14,809.84	$740.49	$15,550.33	$81.76	$15,470.36

Cumulative		$6,132.69		$677.10


TREASURY OBLIGATIONS FUND - INSTITUTIONAL SHARES
ANNUAL EXPENSE RATIO: 0.54%
MAXIMUM FRONT-END SALES CHARGE: NONE

Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$55.20	$10,446.00

2	$10,446.00	$522.30	$10,968.30	$57.67	$10,911.89

3	$10,911.89	$545.59	$11,457.48	$60.24	$11,398.56

4	$11,398.56	$569.93	$11,968.49	$62.92	$11,906.94

5	$11,906.94	$595.35	$12,502.29	$65.73	$12,437.99

6	$12,437.99	$621.90	$13,059.89	$68.66	$12,992.72

7	$12,992.72	$649.64	$13,642.36	$71.73	$13,572.20

8	$13,572.20	$678.61	$14,250.81	$74.92	$14,177.52

9	$14,177.52	$708.88	$14,886.40	$78.27	$14,809.84

10	$14,809.84	$740.49	$15,550.33	$81.76	$15,470.36

Cumulative		$6,132.69		$677.10


A Statement of Additional Information (SAI) dated September 30, 2007 is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Funds at 1-800-341-7400.


These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc.
2007 ©Federated Investors, Inc.

Cusip 60934N104
Cusip 60934N856
Cusip 60934N658
Cusip 60934N203
Cusip 60934N625
Cusip 60934N112
Cusip 60934N583
Cusip 60934N401
Cusip 60934N500


G02705-01 (9/07)


Federated Investors
World-Class Investment Manager

Money Market Obligations Trust

PROSPECTUS


September 30, 2007


Government Obligations Fund
Government Obligations Tax-Managed Fund
Municipal Obligations Fund
Prime Obligations Fund
Prime Cash Obligations Fund
Prime Management Obligations Fund
Prime Value Obligations Fund
Tax-Free Obligations Fund
Treasury Obligations Fund

INSTITUTIONAL SERVICE SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary	1
What are Each Fund’s Fees and Expenses?	13
What are Each Fund’s Investment Strategies?	20
What are the Principal Securities in Which the Funds Invest?	22
What are the Specific Risks of Investing in the Funds?	29
What Do Shares Cost?	32
How are the Funds Sold?	33
Payments to Financial Intermediaries	33
How to Purchase Shares	35
How to Redeem and Exchange Shares	37
Account and Share Information	42
Who Manages the Funds?	45
Legal Proceedings	46
Financial Information	47
Appendix A: Hypothetical Investment and Expense Information	54

Risk/Return Summary

WHAT IS EACH FUND’S INVESTMENT OBJECTIVE?

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

Fund	Objective

Government Obligations Fund (Government Fund)	To provide current income consistent with stability of principal.

Government Obligations Tax-Managed Fund (Government Tax- Managed Fund)	To provide current income consistent with stability of principal and liquidity.

Municipal Obligations Fund (Municipal Fund)	To provide current income exempt from all federal regular income tax consistent with stability of principal.

Prime Obligations Fund (Prime Fund)	To provide current income consistent with stability of principal.

Prime Cash Obligations Fund (Prime Cash Fund)	To provide current income consistent with stability of principal and liquidity.

Prime Management Obligations Fund (Prime Management Fund)	To provide current income consistent with stability of principal.

Prime Value Obligations Fund (Prime Value Fund)	To provide current income consistent with stability of principal and liquidity.

Tax-Free Obligations Fund (Tax-Free Fund)	To provide dividend income exempt from federal regular income tax consistent with stability of principal.

Treasury Obligations Fund (Treasury Fund)	To provide current income consistent with stability of principal.


While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus. The investment objective of the Municipal Fund, the Prime Cash Fund, and the Prime Value Fund may be changed by the Funds’ Board of Trustees (the “Board”) without shareholder approval.


WHAT ARE EACH FUND’S MAIN INVESTMENT STRATEGIES?

Each of the Funds invests in a portfolio of securities maturing in 397 days or less. The portfolio of each Fund will have a dollar-weighted average maturity of 90 days or less.

Government Fund

The Government Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities, including repurchase agreements collateralized fully by U.S. Treasury and government agency securities.

The Government Fund limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions.

Government Tax-Managed Fund

The Government Tax-Managed Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities that pay interest exempt from state personal income tax.

Municipal Fund

The Municipal Fund invests primarily in a portfolio of short-term, high-quality, tax-exempt securities. Issuers include states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The Municipal Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund’s investments may be subject to the alternative minimum tax for individuals and corporations (AMT).

Prime Fund

The Prime Fund invests primarily in a portfolio of short-term, high-quality fixed-income securities issued by banks, corporations and the U.S. government.

Prime Cash Fund

The Prime Cash Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government.

Prime Management Fund

The Prime Management Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government.

Prime Value Fund

The Prime Value Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government.

Tax-Free Fund

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The Tax-Free Fund invests primarily in a portfolio of short-term, high-quality, tax-exempt securities. Issuers include states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The Tax-Free Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. The Tax-Free Fund’s investment Adviser (Adviser) also normally will invest the Tax-Free Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals and corporations (AMT), such that, normally, distributions of annual interest income also are exempt from the AMT.


Treasury Fund

The Treasury Fund invests primarily in a portfolio of short-term U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities.

Government Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund


The Government Fund intends to, and the Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may invest in securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. These Funds may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, these Funds may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.


Government Tax-Managed Fund

The Government Tax-Managed Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Bank System, and the Tennessee Valley Authority. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable NAV, it is possible to lose money by investing in the Funds.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table



Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Service Shares total returns on a calendar year-end basis.


The Fund’s Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Institutional Service Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.44%.


Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 1.57% (quarter ended September 30, 2000). Its lowest quarterly return was 0.16% (quarter ended March 31, 2004).

Average Annual Total Return Table


The following table represents the Fund’s Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.


Calendar Period	Fund

1 Year	4.67%

5 Years	2.13%

10 Years	3.57%


The Fund’s Institutional Service Shares 7-Day Net Yield as of December 31, 2006 was 4.90%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table



Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Service Shares total returns on a calendar year-end basis.

The Fund’s Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund’s Institutional Service Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.41%.


Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 1.56% (quarter ended September 30, 2000). Its lowest quarterly return was 0.15% (quarter ended September 30, 2003).

Average Annual Total Return Table


The following table represents the Fund’s Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

Calendar Period	Fund

1 Year	4.60%

5 Years	2.08%

10 Years	3.52%


The Fund’s Institutional Service Shares 7-Day Net Yield as of December 31, 2006 was 4.82%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table



Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Service Shares total returns on a calendar year-end basis.


The Fund’s Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund’s Institutional Service Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 1.66%.


Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 1.05% (quarter ended December 31, 2000). Its lowest quarterly return was 0.15% (quarter ended September 30, 2003).

Average Annual Total Return Table


The following table represents the Fund’s Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

Calendar Period	Fund

1 Year	3.11%

5 Years	1.62%

10 Years	2.46%


The Fund’s Institutional Service Shares 7-Day Net Yield as of December 31, 2006 was 3.48%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table



Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Service Shares total returns on a calendar year-end basis.

The Fund’s Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund’s Institutional Service Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.49%.


Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 1.59% (quarter ended December 31, 2000). Its lowest quarterly return was 0.18% (quarter ended March 31, 2004).


Average Annual Total Return Table


The following table represents the Fund’s Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

Calendar Period	Fund

1 Year	4.74%

5 Years	2.20%

10 Years	3.65%


The Fund’s Institutional Service Shares 7-Day Net Yield as of December 31, 2006 was 4.98%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table



Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the Fund’s Institutional Service Shares total return on a calendar year-end basis.


The Fund’s Institutional Service Shares are sold without a sales charge (load). The total return displayed above is based upon net asset value.


The Fund’s Institutional Service Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.50%.


Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 1.26% (quarter ended December 31, 2006). Its lowest quarterly return was 1.03% (quarter ended March 31, 2006).


Average Annual Total Return Table


The following table represents the Fund’s Institutional Service Shares Average Annual Total Returns for the calendar period ended December 31, 2006.

Calendar Period	Fund

1 Year	4.77%

Start of Performance[1]	3.92%


1 The Fund’s Institutional Service Shares start of performance date was January 18, 2005.


The Fund’s Institutional Service Shares 7-Day Net Yield as of December 31, 2006 was 4.99%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table



Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Service Shares total returns on a calendar year-end basis.


The Fund’s Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund’s Institutional Service Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.47%.


Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 1.58% (quarter ended December 31, 2000). Its lowest quarterly return was 0.17% (quarter ended March 31, 2004).


Average Annual Total Return Table


The following table represents the Fund’s Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

Calendar Period	Fund

1 Year	4.72%

5 Years	2.18%

10 Years	3.63%


The Fund’s Institutional Service Shares 7-Day Net Yield as of December 31, 2006 was 4.95%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.


Risk/Return Bar Chart and Table



Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Service Shares total returns on a calendar year-end basis.

The Fund’s Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund’s Institutional Service Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.49%.


Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 1.61% (quarter ended December 31, 2000). Its lowest quarterly return was 0.19% (quarter ended March 31, 2004).

Average Annual Total Return Table


The following table represents the Fund’s Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

Calendar Period	Fund

1 Year	4.77%

5 Years	2.24%

10 Years	3.69%


The Fund’s Institutional Service Shares 7-Day Net Yield as of December 31, 2006 was 5.00%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Service Shares total returns on a calendar year-end basis.

The Fund’s Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Institutional Service Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 1.62%.

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Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 1.00% (quarter ended December 31, 2000). Its lowest quarterly return was 0.13% (quarter ended September 30, 2003).

Average Annual Total Return Table

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The following table represents the Fund’s Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

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Calendar Period	Fund

1 Year	3.02%

5 Years	1.52%

10 Years	2.32%

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The Fund’s Institutional Service Shares 7-Day Net Yield as of December 31, 2006 was 3.43%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Institutional Service Shares total returns on a calendar year-end basis.

The Fund’s Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Institutional Service Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.40%.

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Within the period shown in the bar chart, the Fund’s Institutional Service Shares highest quarterly return was 1.54% (quarter ended December 31, 2000). Its lowest quarterly return was 0.14% (quarter ended March 31, 2004).

Average Annual Total Return Table

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The following table represents the Fund’s Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

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Calendar Period	Fund

1 Year	4.59%

5 Years	2.07%

10 Years	3.47%

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The Fund’s Institutional Service Shares 7-Day Net Yield as of December 31, 2006 was 4.72%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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What are the Fund’s Fees and Expenses?

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MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Government Fund and Government Tax-Managed Fund.

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Shareholder Fees	Government Fund	Government Tax-Managed Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers and Reductions)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%	0.20%
Distribution (12b-1) Fee	None	None
Other Expenses[3]	0.37%	0.44%
Total Annual Fund Operating Expenses	0.57%	0.64%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser waived certain amounts and the shareholder services provider did not charge certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended July 31, 2007.

Total Waivers and Reductions of Fund Expenses	0.12%	0.19%
Total Actual Annual Fund Operating Expenses (after waivers and reductions)	0.45%	0.45%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fees paid by the Government Fund and the Government Tax-Managed Fund (after the voluntary waivers) were 0.11% and 0.11%, respectively, for the fiscal year ended July 31, 2007.

3 Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. The shareholder services provider did not charge and therefore the Funds Institutional Service Shares did not accrue a portion of their fees. The shareholder services provider can terminate this reduction at any time. Total other expenses paid by the Government Fund and the Government Tax-Managed Fund’s Institutional Service Shares (after the reductions) were 0.34% and 0.34%, respectively, for the fiscal year ended July 31, 2007.

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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund’s Institutional Service Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund’s Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Service Shares operating expenses are before waivers and reductions as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years

Government Fund	$58	$183	$318	$714

Government Tax-Managed Fund	$65	$205	$357	$798

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What are the Fund’s Fees and Expenses?

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MONEY MARKET OBLIGATIONS TRUST

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FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Municipal Fund, Prime Cash Fund and Prime Management Fund.

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Shareholder Fees	Municipal Fund	Prime Cash Fund	Prime Management Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers and Reductions)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None
Other Expenses[3]	0.37%	0.36%	0.37%
Total Annual Fund Operating Expenses	0.57%	0.56%	0.57%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator waived certain amounts and the shareholder services provider did not charge certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended July 31, 2007.

Total Waivers and Reductions of Fund Expenses	0.14%	0.13%	0.15%
Total Actual Annual Fund Operating Expenses (after waivers and reductions)	0.43%	0.43%	0.42%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fees paid by the Municipal Fund, Prime Cash Fund and Prime Management Fund (after the voluntary waivers) were 0.09%, 0.09% and 0.06%, respectively, for the fiscal year ended July 31, 2007.

3 Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. With respect to Municipal Fund and Prime Management Fund, the administrator waived a portion of its fees. The administrator can terminate these voluntary waivers at any time. Additionally, the shareholder services provider did not charge, and therefore the Municipal Fund and the Prime Cash Fund’s Institutional Service Shares did not accrue a portion of their fees. The shareholder services provider can terminate this reduction at any time. Total other expenses paid by the Municipal Fund, Prime Cash Fund and Prime Management Fund’s Institutional Service Shares (after voluntary waivers and reductions) were 0.34%, 0.34% and 0.36%, respectively, for the fiscal year ended July 31, 2007.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds’ Institutional Service Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Funds’ Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Institutional Service Shares operating expenses are before waivers and reductions as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years

Municipal Fund	$58	$183	$318	$714

Prime Cash Fund	$57	$179	$313	$701

Prime Management Fund	$58	$183	$318	$714

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What are the Fund’s Fees and Expenses?

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MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Prime Value Fund, Prime Fund and Tax-Free Fund.

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Shareholder Fees	Prime Value Fund	Prime Fund	Tax-Free Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers and Reductions)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None
Other Expenses[3]	0.34%	0.37%	0.36%
Total Annual Fund Operating Expenses	0.54%	0.57%	0.56%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator waived certain amounts and the shareholder services provider did not charge certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended July 31, 2007.

Total Waivers and Reductions of Fund Expenses	0.12%	0.12%	0.11%
Total Actual Annual Fund Operating Expenses (after waivers and reductions)	0.42%	0.45%	0.45%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fees paid by the Prime Value Fund, Prime Fund and Tax-Free Fund (after the voluntary waivers) were 0.09%, 0.12% and 0.12%, respectively, for the fiscal year ended July 31, 2007.

3 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. The administrator voluntarily waived a portion of their fees. The administrator can terminate these voluntary waivers at any time. Additionally, the shareholder services provider did not charge, and therefore the Prime Fund and the Tax-Free Fund’s Institutional Service Shares did not accrue a portion of their fees. The shareholder services provider can terminate this reduction at any time. Total other expenses paid by the Prime Value Fund, Prime Fund and Tax-Free Fund’s Institutional Service Shares (after the voluntary waivers and reductions) were 0.33%, 0.33% and 0.33%, respectively, for the fiscal year ended July 31, 2007.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds’ Institutional Service Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Funds’ Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Institutional Service Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Prime Value Fund	$55	$173	$302	$677

Prime Fund	$58	$183	$318	$714

Tax-Free Fund	$57	$179	$313	$701

What are the Fund’s Fees and Expenses?

MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Treasury Fund.

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Shareholder Fees	Treasury Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%
Distribution (12b-1) Fee	None
Other Expenses[3]	0.37%
Total Annual Fund Operating Expenses	0.57%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator waived certain amounts and the shareholder services provider did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2007.

Total Waivers and Reduction of Fund Expenses	0.12%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)	0.45%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.12% for the fiscal year ended July 31, 2007.

3 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntarily waiver at any time. Additionally, the shareholder services provider did not charge, and therefore the Fund did not accrue a portion of its fee. The shareholder services provider can terminate this reduction at any time. Total other operating expenses paid by the Fund’s Institutional Service Shares (after the voluntary waiver and reduction) were 0.33% for the fiscal year ended July 31, 2007.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund’s Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Service Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years

Treasury Fund	$58	$183	$318	$714

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What are Each Fund’s Investment Strategies?

Each Fund’s investment strategy is described earlier under “What are Each Fund’s Main Investment Strategies?” Following is additional information on the investment strategies for the Funds.

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The investment adviser (Adviser) for each of the Funds targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as (among others) current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board’s monetary policy.

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The Adviser generally shortens the portfolio’s dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio’s dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

MUNICIPAL FUND, PRIME FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND, PRIME VALUE FUND, AND TAX-FREE FUND

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The Adviser performs a fundamental credit analysis to develop an approved database of issuers and securities that meet the Adviser’s standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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MUNICIPAL FUND AND TAX-FREE FUND

In targeting a dollar-weighted average portfolio maturity range, the Adviser also will consider the tax-exempt securities available.

GOVERNMENT FUND

Because the Government Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Government Fund to normally invest less than 80% of its assets in U.S. government investments.

GOVERNMENT TAX-MANAGED FUND

Because the Government Tax-Managed Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Government Tax-Managed Fund to normally invest less than 80% of its assets in U.S. government investments. Because the Fund refers to “tax-managed” in its name, it will not include U.S. government investments that are collateral under repurchase agreements in this calculation.

MUNICIPAL FUND

Because the Municipal Fund refers to municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the annual interest income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval. The Adviser may invest in securities subject to the federal AMT for individuals and corporations in an attempt to enhance yield and provide diversification.

TAX-FREE FUND

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Because the Tax-Free Fund refers to tax-free investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the annual interest income that it distributes will be exempt from federal regular income tax. The Tax-Free Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax. This policy may not be changed without shareholder approval.

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Given its fundamental investment policies, the Tax-Free Fund’s Adviser (adviser) also normally will invest the Fund’s assets entirely in securities whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals and corporations (AMT), such that, normally distributions of annual interest income also are exempt from the AMT.

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TREASURY FUND

Because the Treasury Fund refers to U.S. Treasury investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Treasury Fund to normally invest less than 80% of its assets in U.S. Treasury investments.

Industry Concentration

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The Prime Fund may invest 25% or more of their assets in commercial paper issued by finance companies.

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Temporary Defensive Investments

The Municipal Fund and the Tax-Free Fund may temporarily depart from their principal investment strategies by investing their assets in cash or securities subject to federal income tax. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Funds to receive and distribute taxable income to investors, and to that extent to fail to meet their investment objectives of providing current and dividend income exempt from all federal regular income tax consistent with stability of principal.

What are the Principal Securities in Which the Funds Invest?

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The following is a description of each type of security in which one or more Funds principally invest. A Fund may invest in other types of securities as a non-principal investment as described in the Funds’ Statement of Additional Information (SAI):

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GOVERNMENT FUND

The Government Fund invests primarily in fixed-income securities, including U.S. Treasury securities, agency securities and repurchase agreements.

GOVERNMENT TAX-MANAGED FUND

The Government Tax-Managed Fund invests primarily in fixed-income securities, including U.S. Treasury securities and agency securities.

MUNICIPAL FUND AND TAX-FREE FUND

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The Municipal Fund and Tax-Free Fund invest primarily in tax-exempt securities, a type of fixed-income security, including variable rate demand instruments, municipal notes, general obligation bonds and special revenue bonds. Issuers include states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. Certain of these tax-exempt securities may be subject to credit enhancement. The Municipal Fund and Tax-Free Fund also may invest in tax-free commercial paper.

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PRIME FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND, AND PRIME VALUE FUND

The Prime Fund, Prime Cash Fund, Prime Management Fund and the Prime Value Fund invest primarily in fixed-income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset-backed securities, agency securities, insurance contracts, municipal securities, and repurchase agreements. Certain of these fixed-income securities may be foreign securities or may be subject to credit enhancement. The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund also may invest principally in securities of other investment companies.

TREASURY FUND

The Treasury Fund invests primarily in U.S. Treasury securities and repurchase agreements.

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

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A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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U.S. Treasury Securities

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The Government Fund, Government Tax-Managed Fund, and Treasury Fund may principally invest in U.S. Treasury securities. U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risk.

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Agency Securities

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The Government Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in certain agency securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

Agency Securities (Government Tax-Managed Fund)

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The Government Tax-Managed Fund may principally invest in agency securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

Tax-Exempt Securities

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The Municipal Fund and the Tax-Free Fund may primarily invest in tax-exempt securities. Tax-exempt securities are fixed-income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. The issuer must also repay the principal amount of the security. Typically, states, counties, cities, and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Certain of these tax-exempt securities may be subject to credit enhancement.

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VARIABLE RATE DEMAND INSTRUMENTS

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The Municipal Fund and Tax-Free Fund may principally invest in variable-rate demand instruments. Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments invested in by the Fund, referred to as “synthetic variable rate demand instruments,” have certain features, such as call features, that make it possible that the Fund will realize capital gains.

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MUNICIPAL NOTES

The Municipal Fund and Tax-Free Fund may principally invest in municipal notes. Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

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GENERAL OBLIGATION BONDS

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The Municipal Fund and Tax-Free Fund may invest primarily in general obligation bonds. General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

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SPECIAL REVENUE BONDS

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The Municipal Fund and Tax-Free Fund may invest primarily in special revenue bonds. Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

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Tax-Exempt Commercial Paper

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The Municipal Fund and Tax-Free Fund may invest primarily in tax-exempt commercial paper. Tax-exempt commercial paper is a tax-exempt issuer’s obligation with a maturity of less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issues may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

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Corporate Debt Securities

The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in corporate debt securities. Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may also purchase interests in bank loans to companies.

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In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

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COMMERCIAL PAPER

The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in commercial paper. Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in demand instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in bank instruments. Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit, and banker’s acceptances.

Asset-Backed Securities

The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in asset-backed securities. Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass-through certificates.

Insurance Contracts

The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in insurance contracts. Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund treat these contracts as fixed-income securities.

Municipal Securities

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The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in municipal securities. Municipal securities are issued by states, counties, cities, and other political subdivisions and authorities. Although many municipal securities are exempt from Federal income tax, the Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may invest in taxable municipal securities.

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Foreign Securities

The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest in foreign securities. Foreign securities are securities of issuers based outside the United States. The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund consider an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

Credit Enhancement

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The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund, Municipal Fund and Tax-Free Fund may invest in securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

Repurchase Agreements

The Government Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Treasury Fund may principally invest in repurchase agreements. Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

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Repurchase agreements are subject to credit risks.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may principally invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing their investment strategies and/or managing their uninvested cash. These other investment companies are managed independently of the Funds and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Funds in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.

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INVESTMENT RATINGS

The money market instruments in which the Prime Fund, Prime Cash Fund, and Tax-Free Fund invest will be rated in the highest short-term rating category by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings. The securities in which the Municipal Fund, Prime Management Fund, and Prime Value Fund invest will be rated in one of the two highest short-term rating categories by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Funds?

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Each of the Funds is subject to interest rate risks. In addition, each of the Funds (except the Government Tax-Managed Fund) is subject to credit risks. The Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Tax-Free Fund are subject to sector risks. The Municipal Fund and Tax-Free Fund are subject to tax risks and call risks. Finally, the Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund may be subject to risks of foreign investing.

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INTEREST RATE RISKS

Government Fund, Government Tax-Managed Fund, Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, Tax-Free Fund, and Treasury Fund

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Maturity measures the price sensitivity of a fixed-income security to changes in interest rates. Money market funds try to minimize this risk by purchasing short-term securities.

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CREDIT RISKS

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Municipal Fund, Government Fund, Government Tax-Managed Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Tax-Free Fund

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money. Money market funds try to minimize this risk by purchasing higher-quality securities.

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Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor’s and Moody’s Investors Service, Inc. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, a Fund must rely entirely upon the Adviser’s credit assessment.

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Government Fund, Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, Tax-Free Fund, and Treasury Fund

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Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

SECTOR RISKS

Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Tax-Free Fund

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A substantial part of the Prime Fund’s portfolio may be comprised of securities issued by finance companies. A substantial part of the portfolios of the Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund may be comprised of securities issued by banks. In addition, a substantial part of the portfolios of the Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund and Tax-Free Fund may be comprised of securities credit enhanced by banks or companies in a similar business, or with other similar characteristics. As a result, the Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund and Tax-Free Fund will be more susceptible to any economic, business, political or other developments that generally affect these entities. Developments affecting finance companies, banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

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TAX RISKS

Municipal Fund and Tax-Free Fund

In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable.

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Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which a Fund invests.

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Regarding the tax-exempt status of the securities in which a Fund invests, shareholders of the Funds should note that the U.S. Supreme Court has recently agreed to review a Kentucky state court decision (Kentucky v. Davis) that could have important consequences for funds that invest in tax-exempt securities, including the Funds. The Kentucky state court held as unconstitutional under the Commerce Clause of the U.S. Constitution a Kentucky law that exempts interest earned on Kentucky tax-exempt bonds from Kentucky’s state income tax, but taxes interest derived from non-Kentucky tax-exempt bonds. The U.S. Supreme Court is scheduled to hear the case during its Fall, 2007, session and is likely to render its decision in the spring or early summer of 2008. If the U.S. Supreme Court affirms the Kentucky state court’s ruling, the decision could affect the tax status of the tax-exempt securities in which the Funds invest, and the Funds’ distributions, for state tax purposes. Such a decision would force State legislators to decide whether to exempt all tax-exempt bonds from state income tax or subject all such bonds to state income tax. The decision, and any change in tax status, also may negatively affect the value of the municipal securities in which the Fund invests. The Kentucky v. Davis case does not question or challenge the tax status of tax-exempt bonds for purposes of the federal regular income tax. If the U.S. Supreme Court affirms the Kentucky state court’s ruling, and the Adviser determines that the Fund may be negatively impacted in a material respect, the Adviser will advise shareholders as it determines necessary.

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Income from the Municipal Fund also may be subject to AMT.

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CALL RISKS

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Municipal Fund and Tax-Free Fund

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Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

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If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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RISKS OF FOREIGN INVESTING

Prime Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

RISKS ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS

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Government Fund, Government Tax-Managed Fund, Municipal Fund, Prime Fund, Prime Cash Fund, Prime Management, Prime Value Fund, Tax-Free Fund, and Treasury Fund

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On days during which there are net purchases of Fund Shares, a Fund must invest the proceeds at prevailing market yields. If the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, each Fund retains the discretion to close to new investments. However, a Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $1.00 per Share. The Funds do not charge a front-end sales charge.

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When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV.

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The NAV of the Municipal Fund and the Tax-Free Fund is determined at noon and 3:00 p.m. (Eastern time) and as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The NAV of the Government Tax-Managed Fund is determined at 2:00 p.m. (Eastern time) and as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The NAV of the Prime Cash Fund is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The NAV of the Government Fund, the Prime Fund, the Prime Management Fund, the Prime Value Fund, and the Treasury Fund is determined at 5:00 p.m. (Eastern time) each day the NYSE is open; except that, on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday) NAV is determined at 3:00 p.m. Eastern time.

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The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.

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How are the Funds Sold?

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The Government Tax-Managed Fund and the Tax-Free Fund offer two Share classes: Institutional Shares and Institutional Service Shares. The Prime Fund offers three Share classes: Institutional Shares, Institutional Service Shares, and Trust Shares. The Municipal Fund, Prime Cash Fund, Prime Management Fund, and Prime Value Fund offer three Share classes: Institutional Shares, Institutional Service Shares, and Institutional Capital Shares. The Government Fund and Treasury Fund offer four Share classes: Institutional Shares, Institutional Service Shares, Institutional Capital Shares, and Trust Shares. All Share classes offered by each Fund represent interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different expenses, which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

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The Funds’ Distributor, Federated Securities Corp., markets the Shares described in this prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries, and institutional investors or to individuals, directly or through financial intermediaries. The Municipal Fund and the Tax-Free Fund may not be a suitable investment for retirement plans.

Under the Distributor’s contract with the Funds, the Distributor offers shares on a continuous, best effort basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Payments to Financial Intermediaries

The Funds and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds.

SERVICE FEES

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A Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

A Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES

A Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

A Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus and described above because they are not paid by the Funds.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by a Fund to the financial intermediary under a Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of a Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or a Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Funds or through an exchange from another Federated fund. The Funds reserve the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

The required minimum initial investment for Fund Shares is $500,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $500,000 minimum is reached within one year. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with a Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Funds. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Funds. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUNDS

By Telephone

You may purchase Shares by calling the Funds at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after a Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed receipt by a Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call a Fund by 2:00 p.m. Eastern time with respect to the Government Tax-Managed Fund, 3:00 p.m. Eastern time with respect to the Municipal Fund, the Prime Cash Fund, and the Tax-Free Fund, and 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.) with respect to the Government Fund, the Prime Fund, the Prime Management Fund, the Prime Value Fund, and the Treasury Fund, and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.

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Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
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If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

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You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.

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By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Funds or State Street Bank and Trust Company, the Funds’ transfer agent. The Funds reserve the right to reject any purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after a Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from a Fund if you purchased Shares directly from the Fund.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Funds. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Funds. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUNDS

By Telephone

You may redeem or exchange Shares by calling the Funds at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Funds. Receipt of a redemption or exchange order by an financial intermediary will be deemed receipt by the Funds to the extent that such financial intermediary has been duly authorized by the Funds to accept such orders.

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If you call a Fund by noon Eastern time with respect to the Municipal Fund and the Tax-Free Fund, 2:00 p.m. Eastern time with respect to the Government Tax-Managed Fund, 3:00 p.m. Eastern time with respect to the Prime Cash Fund, and 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.) with respect to the Government Fund, the Prime Fund, the Prime Management Fund, the Prime Value Fund, and the Treasury Fund, and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.

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If you call the Municipal Fund or the Tax-Free Fund after noon Eastern time, the Government Tax-Managed Fund after 2:00 p.m. Eastern time, or the Prime Cash Fund after 3:00 p.m. Eastern time or with respect to the Government Fund, the Prime Fund, the Prime Management Fund, the Prime Value Fund and the Treasury Fund after 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.), and, in each case, before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day’s dividend, and your redemption proceeds will be sent to you the following business day.

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By Mail

You may redeem or exchange Shares by mailing a written request to the Funds.

Your redemption or exchange request will be priced at the NAV next calculated after a Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number, and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Funds if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
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Redemption in Kind (Government Tax-Managed Fund, Municipal Fund, and Tax-Free Fund Only)

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Although each Fund intends to pay Share redemptions in cash, the Government Tax-Managed Fund, the Municipal Fund, and the Tax-Free Fund reserve the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

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Government Tax-Managed Fund, Municipal Fund, and Tax-Free Fund

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Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

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  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
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If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.

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In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

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LIMITATIONS ON REDEMPTION PROCEEDS

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Government Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Treasury Fund

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Redemption proceeds will be wired or mailed within one business day after receiving a request in proper form, except that payment may be delayed in the following circumstances:

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  to allow your purchase to clear (as discussed below);
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  during any period when the Federal Reserve wire or Federal Reserve banks are closed (in which case redemption proceeds will be wired within one business day after the reopening of the Federal Reserve wire or Federal Reserve banks); or
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  during any period when the NYSE is closed (in which case redemption proceeds will be wired within one business day after the reopening of the NYSE).
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If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.

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You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

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EXCHANGE PRIVILEGE

You may exchange Shares of a Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

A Fund may modify or terminate the exchange privilege at any time.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds no longer issue share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Funds declare any dividends daily and pay them monthly to shareholders.

With respect to the Government Fund, the Prime Fund, the Prime Management Fund, the Prime Value Fund, and the Treasury Fund, dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of a Fund’s daily dividend factor by calling the Funds at 1-800-341-7400 or on Federated’s website at FederatedInvestors.com.

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The Funds do not seek to realize any capital gains or losses. However, certain securities in which the Funds invest, such synthetic variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will reduce capital gains. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in Shares of any class of any other Federated Fund of which you are already a shareholder.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

See “Tax Information” below for information on the tax consequences of the Municipal Fund or the Tax-Free Fund realizing a capital gain.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

Government Fund, Government Tax-Managed Fund, Prime Fund, Prime Cash Fund, Prime Management Fund, Prime Value Fund, and Treasury Fund

The Funds send an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Municipal Fund and Tax-Free Fund

The Municipal Fund and the Tax-Free Fund send an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. It is anticipated that distributions from the Municipal Fund and the Tax-Free Fund will be primarily dividends that are exempt from federal regular income tax, although a portion of each Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes.

Although the Municipal Fund and Tax-Free Fund do not seek to realize capital gains, either Fund may realize and distribute capital gains from time to time as a result of the Fund’s normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares.

Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in a Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Given the short-term nature of the Funds’ investments and their use of the amortized cost method for calculating the NAV of Fund Shares, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of a Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because each Fund is intended to be used as a liquid short-term investment, the Funds’ Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Funds’ Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Funds’ portfolios and their performance.

PORTFOLIO HOLDINGS INFORMATION

Information concerning each Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of a Fund’s top ten credit/obligor exposures, effective average maturity of the Fund’s portfolio, and/or percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

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To access this information from the “Products” section of the website, click on the “Portfolio Holdings” link under “Related Information” and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link.

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You may also access portfolio information as of the end of the Fund’s fiscal quarters from the “Products” section of the website. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the “Prospectuses and Regulatory Reports” link under “Related Information” and selecting the link to the appropriate PDF. Complete listings of a Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

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Who Manages the Funds?

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The Board governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Funds’ assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.

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ADVISORY FEES

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The Funds’ investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.20% of each Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

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A discussion of the Board’s review of the Funds’ investment advisory contracts is available in the Funds’ Annual Report dated July 31, 2007.

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Legal Proceedings

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Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund’s directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand each Fund’s financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information for the fiscal year ended July 31, 2007 has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report. As discussed in the Annual Report, the information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.

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On August 18, 2006, the Fund’s Board, upon recommendation of the Audit Committee, appointed KPMG LLP as the Funds’ independent registered public accounting firm for the fiscal year ending July 31, 2007. On the same date, the Fund’s former auditor, Deloitte & Touche LLP, resigned. See the Funds’ Annual Report for further information regarding the change in independent registered public accounting firm.

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Financial Highlights

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(For a Share Outstanding Throughout Each Period)

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Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income

Government Obligations Fund

July 31, 2003	$1.00	0.010	--		0.010	(0.010)
July 31, 2004	$1.00	0.007	--		0.007	(0.007)
July 31, 2005	$1.00	0.019	--		0.019	(0.019)
July 31, 2006	$1.00	0.040	--		0.040	(0.040)
July 31, 2007[3]	$1.00	0.049	--		0.049	(0.049)

Government Obligations Tax-Managed Fund

July 31, 2003	$1.00	0.010	--		0.010	(0.010)
July 31, 2004	$1.00	0.006	--		0.006	(0.006)
July 31, 2005	$1.00	0.019	--		0.019	(0.019)
July 31, 2006	$1.00	0.039	--		0.039	(0.039)
July 31, 2007[3]	$1.00	0.048	--		0.048	(0.048)

Municipal Obligations Fund

July 31, 2003	$1.00	0.010	--		0.010	(0.010)
July 31, 2004	$1.00	0.007	(0.000)[4]		0.007	(0.007)
July 31, 2005	$1.00	0.016	0.000	[4]	0.016	(0.016)
July 31, 2006	$1.00	0.027	(0.000)[4]		0.027	(0.027)
July 31, 2007[3]	$1.00	0.033	0.000	[4]	0.033	(0.033)
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1 Based on net asset value.

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2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

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3 For the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

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4 Represents less than $0.001.

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Further information about the Fund’s performance is contained in the Funds’ Annual Report, dated July 31, 2007, which can be obtained free of charge.

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		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return[1]	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement[2]	Net Assets, End of Period (000 omitted)

$1.00	1.05%	0.45%	1.05%	0.09%	$3,621,295
$1.00	0.67%	0.45%	0.66%	0.09%	$3,036,452
$1.00	1.95%	0.45%	1.91%	0.09%	$2,759,651
$1.00	4.04%	0.45%	3.99%	0.09%	$3,493,161
$1.00	4.99%	0.45%	4.89%	0.09%	$4,267,271

$1.00	1.01%	0.45%	1.00%	0.09%	$1,996,288
$1.00	0.64%	0.45%	0.63%	0.10%	$1,756,992
$1.00	1.92%	0.45%	1.90%	0.09%	$1,797,876
$1.00	3.96%	0.45%	3.90%	0.10%	$2,010,881
$1.00	4.92%	0.45%	4.81%	0.09%	$2,148,776

$1.00	1.00%	0.43%	1.00%	0.12%	$302,262
$1.00	0.69%	0.43%	0.69%	0.12%	$363,595
$1.00	1.57%	0.43%	1.63%	0.13%	$641,950
$1.00	2.75%	0.43%	2.72%	0.12%	$620,552
$1.00	3.31%	0.43%	3.26%	0.12%	$856,704
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Financial Highlights

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(For a Share Outstanding Throughout Each Period)

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Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations

Prime Cash Obligations Fund

July 31, 2003	$1.00	0.011	--		0.011
July 31, 2004	$1.00	0.007	--		0.007
July 31, 2005	$1.00	0.020	--		0.020
July 31, 2006	$1.00	0.040	--		0.040
July 31, 2007[3]	$1.00	0.050	--		0.050

Prime Management Obligations Fund

July 31, 2005[4]	$1.00	0.014	--		0.014
July 31, 2006	$1.00	0.040	--		0.040
July 31, 2007[3]	$1.00	0.050	--		0.050

Prime Obligations Fund

July 31, 2003	$1.00	0.011	(0.000)[6]		0.011
July 31, 2004	$1.00	0.007	0.000	[6]	0.007
July 31, 2005	$1.00	0.020	0.000	[6]	0.020
July 31, 2006	$1.00	0.040	0.000	[6]	0.040
July 31, 2007[3]	$1.00	0.049	--		0.049
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1 Based on net asset value. Total returns for periods of less than one year are not annualized.

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2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

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3 For the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

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4 Reflects operations for the period from January 18, 2005 (date of initial public investment) to July 31, 2005.

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5 Computed on an annualized basis.

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6 Represents less than $0.001.

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Further information about the Fund’s performance is contained in the Funds’ Annual Report, dated July 31, 2007, which can be obtained free of charge.

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			Ratios to Average Net Assets
Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return[1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement[2]		Net Assets, End of Period (000 omitted)

(0.011)	$1.00	1.12%	0.43%		1.11%		0.11%		$1,960,635
(0.007)	$1.00	0.74%	0.43%		0.73%		0.11%		$2,025,081
(0.020)	$1.00	2.00%	0.43%		1.94%		0.11%		$1,780,479
(0.040)	$1.00	4.10%	0.43%		3.98%		0.11%		$1,932,607
(0.050)	$1.00	5.07%	0.43%		4.95%		0.11%		$1,913,630

(0.014)	$1.00	1.40%	0.38%	[5]	2.87%	[5]	0.20%	[5]	$812,886
(0.040)	$1.00	4.13%	0.41%		4.07%		0.16%		$1,027,151
(0.050)	$1.00	5.09%	0.42%		4.99%		0.15%		$1,571,872

(0.011)	$1.00	1.11%	0.45%		1.11%		0.09%		$4,789,142
(0.007)	$1.00	0.72%	0.45%		0.71%		0.09%		$4,824,570
(0.020)	$1.00	1.99%	0.45%		1.96%		0.09%		$5,727,774
(0.040)	$1.00	4.07%	0.45%		4.02%		0.09%		$5,827,992
(0.049)	$1.00	5.04%	0.45%		4.94%		0.09%		$6,207,517
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Financial Highlights

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(For a Share Outstanding Throughout Each Period)

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Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income

Prime Value Obligations Fund

July 31, 2003	$1.00	0.012	--		0.012	(0.012)
July 31, 2004	$1.00	0.008	--		0.008	(0.008)
July 31, 2005	$1.00	0.020	--		0.020	(0.020)
July 31, 2006	$1.00	0.041	--		0.041	(0.041)
July 31, 2007[3]	$1.00	0.050	--		0.050	(0.050)

Tax-Free Obligations Fund

July 31, 2003	$1.00	0.009	(0.000)[4]		0.009	(0.009)
July 31, 2004	$1.00	0.006	0.000	[4]	0.006	(0.006)
July 31, 2005	$1.00	0.015	(0.000)[4]		0.015	(0.015)
July 31, 2006	$1.00	0.026	(0.000)[4]		0.026	(0.026)
July 31, 2007[3]	$1.00	0.032	0.000	[4]	0.032	(0.032)

Treasury Obligations Fund

July 31, 2003	$1.00	0.010	0.000	[4]	0.010	(0.010)
July 31, 2004	$1.00	0.006	--		0.006	(0.006)
July 31, 2005	$1.00	0.019	--		0.019	(0.019)
July 31, 2006	$1.00	0.039	--		0.039	(0.039)
July 31, 2007[3]	$1.00	0.048	--		0.048	(0.048)
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1 Based on net asset value.

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2 This expense decrease is reflected in both the net expense and net investment income ratios shown.

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3 For the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

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4 Represents less than $0.001.

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Further information about the Fund’s performance is contained in the Funds’ Annual Report, dated July 31, 2007, which can be obtained free of charge.

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				Ratios to Average Net Assets
Distributions From Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Expenses	Net Investment Income	Expense Waiver/ Reimbursement[2]	Net Assets, End of Period (000 omitted)

--	(0.012)	$1.00	1.16%	0.42%	1.15%	0.12%	$1,369,542
--	(0.008)	$1.00	0.77%	0.42%	0.77%	0.12%	$1,564,255
--	(0.020)	$1.00	2.05%	0.42%	1.98%	0.12%	$1,263,130
--	(0.041)	$1.00	4.14%	0.42%	4.11%	0.12%	$1,755,737
--	(0.050)	$1.00	5.09%	0.42%	4.99%	0.12%	$2,282,934

--	(0.009)	$1.00	0.89%	0.45%	0.88%	0.09%	$2,054,523
--	(0.006)	$1.00	0.60%	0.45%	0.60%	0.09%	$1,787,740
--	(0.015)	$1.00	1.50%	0.45%	1.53%	0.09%	$2,073,222
--	(0.026)	$1.00	2.65%	0.45%	2.61%	0.09%	$2,066,260
--	(0.032)	$1.00	3.24%	0.45%	3.20%	0.09%	$2,645,622

(0.000)[4]	(0.010)	$1.00	1.02%	0.45%	0.95%	0.09%	$5,770,025
--	(0.006)	$1.00	0.61%	0.45%	0.60%	0.09%	$4,965,031
--	(0.019)	$1.00	1.87%	0.45%	1.85%	0.09%	$5,245,762
--	(0.039)	$1.00	3.94%	0.45%	3.87%	0.09%	$5,712,346
--	(0.048)	$1.00	4.91%	0.45%	4.79%	0.09%	$6,123,403
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Appendix A: Hypothetical Investment and Expense Information

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The following charts provide additional hypothetical information about the effect of a Fund’s expenses, including investment advisory fees and other Fund costs, on the Funds’ assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Funds’ annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the “Fees and Expenses” table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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GOVERNMENT OBLIGATIONS FUND - INSTITUTIONAL SERVICE SHARES
ANNUAL EXPENSE RATIO: 0.57%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$58.26	$10,443.00

2	$10,443.00	$522.15	$10,965.15	$60.84	$10,905.62

3	$10,905.62	$545.28	$11,450.90	$63.54	$11,388.74

4	$11,388.74	$569.44	$11,958.18	$66.35	$11,893.26

5	$11,893.26	$594.66	$12,487.92	$69.29	$12,420.13

6	$12,420.13	$621.01	$13,041.14	$72.36	$12,970.34

7	$12,970.34	$648.52	$13,618.86	$75.57	$13,544.93

8	$13,544.93	$677.25	$14,222.18	$78.92	$14,144.97

9	$14,144.97	$707.25	$14,852.22	$82.41	$14,771.59

10	$14,771.59	$738.58	$15,510.17	$86.06	$15,425.97

Cumulative		$6,124.14		$713.60

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GOVERNMENT OBLIGATIONS TAX-MANAGED FUND - INSTITUTIONAL SERVICE SHARES
ANNUAL EXPENSE RATIO: 0.64%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$65.40	$10,436.00

2	$10,436.00	$521.80	$10,957.80	$68.25	$10,891.01

3	$10,891.01	$544.55	$11,435.56	$71.22	$11,365.86

4	$11,365.86	$568.29	$11,934.15	$74.33	$11,861.41

5	$11,861.41	$593.07	$12,454.48	$77.57	$12,378.57

6	$12,378.57	$618.93	$12,997.50	$80.95	$12,918.28

7	$12,918.28	$645.91	$13,564.19	$84.48	$13,481.52

8	$13,481.52	$674.08	$14,155.60	$88.16	$14,069.31

9	$14,069.31	$703.47	$14,772.78	$92.01	$14,682.73

10	$14,682.73	$734.14	$15,416.87	$96.02	$15,322.90

Cumulative		$6,104.24		$798.39

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MUNICIPAL OBLIGATIONS FUND - INSTITUTIONAL SERVICE SHARES
ANNUAL EXPENSE RATIO: 0.57%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$58.26	$10,443.00

2	$10,443.00	$522.15	$10,965.15	$60.84	$10,905.62

3	$10,905.62	$545.28	$11,450.90	$63.54	$11,388.74

4	$11,388.74	$569.44	$11,958.18	$66.35	$11,893.26

5	$11,893.26	$594.66	$12,487.92	$69.29	$12,420.13

6	$12,420.13	$621.01	$13,041.14	$72.36	$12,970.34

7	$12,970.34	$648.52	$13,618.86	$75.57	$13,544.93

8	$13,544.93	$677.25	$14,222.18	$78.92	$14,144.97

9	$14,144.97	$707.25	$14,852.22	$82.41	$14,771.59

10	$14,771.59	$738.58	$15,510.17	$86.06	$15,425.97

Cumulative		$6,124.14		$713.60

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PRIME CASH OBLIGATIONS FUND - INSTITUTIONAL SERVICE SHARES
ANNUAL EXPENSE RATIO: 0.56%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$57.24	$10,444.00

2	$10,444.00	$522.20	$10,966.20	$59.78	$10,907.71

3	$10,907.71	$545.39	$11,453.10	$62.44	$11,392.01

4	$11,392.01	$569.60	$11,961.61	$65.21	$11,897.82

5	$11,897.82	$594.89	$12,492.71	$68.11	$12,426.08

6	$12,426.08	$621.30	$13,047.38	$71.13	$12,977.80

7	$12,977.80	$648.89	$13,626.69	$74.29	$13,554.01

8	$13,554.01	$677.70	$14,231.71	$77.59	$14,155.81

9	$14,155.81	$707.79	$14,863.60	$81.03	$14,784.33

10	$14,784.33	$739.22	$15,523.55	$84.63	$15,440.75

Cumulative		$6,126.98		$701.45

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PRIME MANAGEMENT OBLIGATIONS FUND - INSTITUTIONAL SERVICE SHARES
ANNUAL EXPENSE RATIO: 0.57%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$58.26	$10,443.00

2	$10,443.00	$522.15	$10,965.15	$60.84	$10,905.62

3	$10,905.62	$545.28	$11,450.90	$63.54	$11,388.74

4	$11,388.74	$569.44	$11,958.18	$66.35	$11,893.26

5	$11,893.26	$594.66	$12,487.92	$69.29	$12,420.13

6	$12,420.13	$621.01	$13,041.14	$72.36	$12,970.34

7	$12,970.34	$648.52	$13,618.86	$75.57	$13,544.93

8	$13,544.93	$677.25	$14,222.18	$78.92	$14,144.97

9	$14,144.97	$707.25	$14,852.22	$82.41	$14,771.59

10	$14,771.59	$738.58	$15,510.17	$86.06	$15,425.97

Cumulative		$6,124.14		$713.60

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PRIME OBLIGATIONS FUND - INSTITUTIONAL SERVICE SHARES
ANNUAL EXPENSE RATIO: 0.57%
MAXIMUM FRONT-END SALES CHARGE: NONE

Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$58.26	$10,443.00

2	$10,443.00	$522.15	$10,965.15	$60.84	$10,905.62

3	$10,905.62	$545.28	$11,450.90	$63.54	$11,388.74

4	$11,388.74	$569.44	$11,958.18	$66.35	$11,893.26

5	$11,893.26	$594.66	$12,487.92	$69.29	$12,420.13

6	$12,420.13	$621.01	$13,041.14	$72.36	$12,970.34

7	$12,970.34	$648.52	$13,618.86	$75.57	$13,544.93

8	$13,544.93	$677.25	$14,222.18	$78.92	$14,144.97

9	$14,144.97	$707.25	$14,852.22	$82.41	$14,771.59

10	$14,771.59	$738.58	$15,510.17	$86.06	$15,425.97

Cumulative		$6,124.14		$713.60

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PRIME VALUE OBLIGATIONS FUND - INSTITUTIONAL SERVICE SHARES
ANNUAL EXPENSE RATIO: 0.54%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$55.20	$10,446.00

2	$10,446.00	$522.30	$10,968.30	$57.67	$10,911.89

3	$10,911.89	$545.59	$11,457.48	$60.24	$11,398.56

4	$11,398.56	$569.93	$11,968.49	$62.92	$11,906.94

5	$11,906.94	$595.35	$12,502.29	$65.73	$12,437.99

6	$12,437.99	$621.90	$13,059.89	$68.66	$12,992.72

7	$12,992.72	$649.64	$13,642.36	$71.73	$13,572.20

8	$13,572.20	$678.61	$14,250.81	$74.92	$14,177.52

9	$14,177.52	$708.88	$14,886.40	$78.27	$14,809.84

10	$14,809.84	$740.49	$15,550.33	$81.76	$15,470.36

Cumulative		$6,132.69		$677.10

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TAX-FREE OBLIGATIONS FUND - INSTITUTIONAL SERVICE SHARES
ANNUAL EXPENSE RATIO: 0.56%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$57.24	$10,444.00

2	$10,444.00	$522.20	$10,966.20	$59.78	$10,907.71

3	$10,907.71	$545.39	$11,453.10	$62.44	$11,392.01

4	$11,392.01	$569.60	$11,961.61	$65.21	$11,897.82

5	$11,897.82	$594.89	$12,492.71	$68.11	$12,426.08

6	$12,426.08	$621.30	$13,047.38	$71.13	$12,977.80

7	$12,977.80	$648.89	$13,626.69	$74.29	$13,554.01

8	$13,554.01	$677.70	$14,231.71	$77.59	$14,155.81

9	$14,155.81	$707.79	$14,863.60	$81.03	$14,784.33

10	$14,784.33	$739.22	$15,523.55	$84.63	$15,440.75

Cumulative		$6,126.98		$701.45

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TREASURY OBLIGATIONS FUND - INSTITUTIONAL SERVICE SHARES
ANNUAL EXPENSE RATIO: 0.57%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$58.26	$10,443.00

2	$10,443.00	$522.15	$10,965.15	$60.84	$10,905.62

3	$10,905.62	$545.28	$11,450.90	$63.54	$11,388.74

4	$11,388.74	$569.44	$11,958.18	$66.35	$11,893.26

5	$11,893.26	$594.66	$12,487.92	$69.29	$12,420.13

6	$12,420.13	$621.01	$13,041.14	$72.36	$12,970.34

7	$12,970.34	$648.52	$13,618.86	$75.57	$13,544.93

8	$13,544.93	$677.25	$14,222.18	$78.92	$14,144.97

9	$14,144.97	$707.25	$14,852.22	$82.41	$14,771.59

10	$14,771.59	$738.58	$15,510.17	$86.06	$15,425.97

Cumulative		$6,124.14		$713.60

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A Statement of Additional Information (SAI) dated September 30, 2007, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Funds at 1-800-341-7400.

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These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at ww.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

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Investment Company Act File No. 811-5950

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Federated is a registered mark of Federated Investors, Inc.
2007 ©Federated Investors, Inc.

Cusip 60934N807
Cusip 60934N849
Cusip 60934N641
Cusip 60934N708
Cusip 60934N617
Cusip 60934N575
Cusip 60934N880
Cusip 60934N872
Cusip 608919833

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G02705-02 (9/07)

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Federated Investors
World-Class Investment Manager

Money Market Obligations Trust

PROSPECTUS

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September 30, 2007

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Government Obligations Fund
Prime Obligations Fund
Treasury Obligations Fund

TRUST SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are Each Fund’s Fees and Expenses? 6

What are Each Fund’s Investment Strategies? 7

What are the Principal Securities in Which the Funds Invest? 8

What are the Specific Risks of Investing in the Funds? 12

What Do Shares Cost? 14

How are the Funds Sold? 14

Payments to Financial Intermediaries 15

How to Purchase Shares 16

How to Redeem and Exchange Shares 19

Account and Share Information 23

Who Manages the Funds? 25

Legal Proceedings 26

Financial Information 27

Appendix A: Hypothetical Investment and Expense Information 30

Risk/Return Summary

WHAT IS EACH FUND’S INVESTMENT OBJECTIVE?

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

Fund	Objective

Government Obligations Fund (Government Fund)	To provide current income consistent with stability of principal.

Prime Obligations Fund (Prime Fund)	To provide current income consistent with stability of principal.

Treasury Obligations Fund (Treasury Fund)	To provide current income consistent with stability of principal.

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE EACH FUND’S MAIN INVESTMENT STRATEGIES?

Each of the Funds invests in a portfolio of securities maturing in 397 days or less. The portfolio of each Fund will have a dollar-weighted maturity of 90 days or less.

Government Fund

The Government Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities, including repurchase agreements collateralized fully by U.S. Treasury and government agency securities.

The Government Fund limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions.

Prime Fund

The Prime Fund invests primarily in a portfolio of short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government.

Treasury Fund

The Treasury Fund invests primarily in a portfolio of short-term U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities.

Government Fund and Prime Fund

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The Government Fund intends to and the Prime Fund may invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. These Funds may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, these Funds may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable NAV, it is possible to lose money by investing in the Funds.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-end basis.

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The Fund’s Trust Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Trust Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.32%.

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Within the period shown in the bar chart, the Fund’s Trust Shares highest quarterly return was 1.18% (quarter ended December 31, 2006). Its lowest quarterly return was 0.10% (quarter ended March 31, 2004).

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Average Annual Total Return Table

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The following table represents the Fund’s Trust Shares Average Annual Total Returns for the calendar period ended December 31, 2006.

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Calendar Period	Fund

1 Year	4.43%

Start of Performance[1]	2.09%

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1 The Fund’s Trust Shares start of performance date was February 19, 2003.

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The Fund’s Trust Shares 7-Day Net Yield as of December 31, 2006 was 4.72%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-end basis.

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The Fund’s Trust Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Trust Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.34%.

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Within the period shown in the bar chart, the Fund’s Trust Shares highest quarterly return was 1.18% (quarter ended December 31, 2006). Its lowest quarterly return was 0.11% (quarter ended March 31, 2004).

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Average Annual Total Return Table

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The following table represents the Fund’s Trust Shares Average Annual Total Returns for the calendar period ended December 31, 2006.

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Calendar Period	Fund

1 Year	4.46%

Start of Performance[1]	2.14%

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1 The Fund’s Trust Shares start of performance date was February 19, 2003.

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The Fund’s Trust Shares 7-Day Net Yield as of December 31, 2006 was 4.70%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-end basis.

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The Fund’s Trust Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund’s Trust Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.28%.

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Within the period shown in the bar chart, the Fund’s Trust Shares highest quarterly return was 1.16% (quarter ended December 31, 2006). Its lowest quarterly return was 0.08% (quarter ended March 31, 2004).

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Average Annual Total Return Table

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The following table represents the Fund’s Trust Shares Average Annual Total Returns for the calendar period ended December 31, 2006.

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Calendar Period	Fund

1 Year	4.33%

Start of Performance[1]	2.02%

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1 The Fund’s Trust Shares start of performance date was February 19, 2003.

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The Fund’s Trust Shares 7-Day Net Yield as of December 31, 2006 was 4.48%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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What are each Fund’s Fees and Expenses?

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MONEY MARKET OBLIGATIONS TRUST

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FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Trust Shares of the Government Fund, Prime Fund and Treasury Fund.

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Shareholder Fees	Government Fund	Prime Fund	Treasury Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%	0.20%	0.20%
Distribution (12b-1) Fee	0.25%	0.25%	0.25%
Other Expenses[3]	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	0.79%	0.79%	0.79%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator waived certain amounts. These are shown below along with the net expenses the Funds’ Trust Shares actually paid for the fiscal year ended July 31, 2007.

Total Waiver of Fund Expenses	0.09%	0.09%	0.09%
Total Actual Annual Fund Operating Expenses (after waivers)	0.70%	0.70%	0.70%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Government Fund, Prime Fund and Treasury Fund (after the voluntary waivers) was 0.11%, 0.12%, and 0.12%, respectively, for the fiscal year ended July 31, 2007.

3 Includes an account administration fee of 0.25% which is used to compensate intermediaries for account administrative services relating to the Trust Shares. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. With respect to Prime Fund and Treasury Fund, the administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntarily waiver at any time. Total other expenses paid by the Government Fund, Prime Fund and Treasury Fund (after the voluntary waivers) were 0.34%, 0.33% and 0.33%, respectively, for the fiscal year ended July 31, 2007.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds’ Trust Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Trust Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Trust Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

Government Fund	$81	$252	$439	$978

Prime Fund	$81	$252	$439	$978

Treasury Fund	$81	$252	$439	$978

What are Each Fund’s Investment Strategies?

Each Fund’s investment strategy is described earlier under “What are Each Fund’s Main Investment Strategies?” Following is additional information on the investment strategies for the Funds.

The investment adviser (Adviser) for each of the Funds targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board’s monetary policy.

The Adviser generally shortens the portfolio’s dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio’s dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

GOVERNMENT FUND

Because the Government Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Government Fund to normally invest less than 80% of its assets in U.S. government investments.

PRIME FUND

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The Adviser performs a fundamental credit analysis to develop an approved database of issuers and securities that meet the Adviser’s standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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TREASURY FUND

Because the Treasury Fund refers to U.S. Treasury investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Treasury Fund to normally invest less than 80% of its assets in U.S. Treasury investments.

INDUSTRY CONCENTRATION

The Prime Fund may invest 25% or more of its assets in commercial paper issued by finance companies.

What are the Principal Securities in Which the Funds Invest?

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The following is a description of each type of security in which one or more Funds principally invest. A Fund may invest in other types of securities as a non- principal investment as described in the Funds’ Statement of Additional Information (SAI).

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GOVERNMENT FUND

The Government Fund invests primarily in fixed-income securities, including U.S. Treasury securities, agency securities and repurchase agreements.

PRIME FUND

The Prime Fund invests primarily in fixed-income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset-backed securities, agency securities, insurance contracts, municipal securities and repurchase agreements. Certain of these fixed-income securities may be foreign securities or may be subject to credit enhancement. The Prime Fund may also invest in securities of other investment companies.

TREASURY FUND

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The Treasury Fund invests primarily in U.S. Treasury securities and repurchase agreements.

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

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A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the types of fixed-income securities in which one or more of the Funds invest.

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U.S. Treasury Securities

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The Government Fund and Treasury Fund may invest in U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risk.

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Agency Securities

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The Government Fund and the Prime Fund may principally invest in certain agency securities. Agency securities are issued or guaranteed by a federal agency or other GSE acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

Corporate Debt Securities

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The Prime Fund may principally invest in corporate debt securities. Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Prime Fund may also purchase interests in bank loans to companies.

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COMMERCIAL PAPER

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The Prime Fund may principally invest in commercial paper. Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

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DEMAND INSTRUMENTS

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The Prime Fund may principally invest in demand instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Prime Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

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Bank Instruments

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The Prime Fund may principally invest in bank instruments. Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include but are not limited to, bank accounts, time deposits, certificates of deposit and banker’s acceptances.

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Asset-Backed Securities

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The Prime Fund may principally invest in asset-backed securities. Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset- backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates.

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Insurance Contracts

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The Prime Fund may principally invest in insurance contracts. Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Prime Fund treats these contracts as fixed-income securities.

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Municipal Securities

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The Prime Fund may principally invest in municipal securities. Municipal securities are issued by states, counties, cities, and other political subdivisions and authorities. Although many municipal securities are exempt from Federal income tax, the Prime Fund may invest in taxable municipal securities.

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Foreign Securities

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The Prime Fund may principally invest in foreign securities. Foreign securities are securities of issuers based outside the United States. The Prime Fund considers an issuer to be based outside the United States if:

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  it is organized under the laws of, or has principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

CREDIT ENHANCEMENT

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The Prime Fund may invest in securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

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REPURCHASE AGREEMENTS

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The Government Fund, Prime Fund and Treasury Fund may principally invest in repurchase agreements. Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

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The custodian or subcustodian of a Fund will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risk.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Prime Fund may principally invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.

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INVESTMENT RATINGS

The money market instruments in which the Prime Fund invests will be rated in the highest short-term rating category by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Funds?

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Each of the Funds is subject to interest rate risks. In addition, each of the Funds is subject to credit risks. The Prime Fund is subject to sector risks. Finally, the Prime Fund may be subject to risks of foreign investing.

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INTEREST RATE RISKS

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Government Fund, Prime Fund and Treasury Fund

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

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Government Fund and Prime Fund

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher- quality securities.

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Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor’s and Moody’s Investors Service, Inc. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

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Government Fund, Prime Fund and Treasury Fund

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Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

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SECTOR RISKS

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Prime Fund

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A substantial part of the Prime Fund’s portfolio may be comprised of securities issued by finance companies. A substantial part of the portfolio of the Prime Fund may be comprised of securities issued by banks. In addition, a substantial part of the Prime Fund may be comprised of securities credit enhanced by banks or companies in a similar business, or with other similar characteristics. As a result, Prime Fund will be more susceptible to any economic, business, political or other developments that generally affect these entities. Developments affecting finance companies, banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

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RISKS OF FOREIGN INVESTING

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Prime Fund

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Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.

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RISKS ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS

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Government Fund, Prime Fund and Treasury Fund

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On days during which there are net purchases of Fund Shares, a Fund must invest the proceeds at prevailing market yields. If the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, a Fund retains the discretion to close to new investments. However, a Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

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What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $1.00 per Share. The Funds do not charge a front-end sales charge.

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When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 5:00 p.m. Eastern time each day the NYSE is open; except that on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday), NAV is determined at 3:00 P.M. Eastern time.

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The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.

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How are the Funds Sold?

The Prime Fund offers three share classes: Institutional Shares, Institutional Service Shares and Trust Shares, each representing interests in a single portfolio of securities. The Government Fund and Treasury Fund offer four share classes: Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Trust Shares. All Share classes have different expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

The Funds also offer by separate prospectuses an additional class of Shares that may be preferable for shareholders purchasing $500,000 or more.

The Funds’ Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions, financial intermediaries and institutional investors, or to individuals, directly or through financial intermediaries. Under the Distributor’s Contract with the Funds, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Payments to Financial Intermediaries

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The Funds and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds.

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RULE 12B-1 FEES

The Funds have adopted a Rule 12b-1 Plan, which allows them to pay marketing fees of up to 0.25% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of each Fund’s Trust Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

ACCOUNT ADMINISTRATION FEES

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A Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

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RECORDKEEPING FEES

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A Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

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NETWORKING FEES

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A Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of a Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus and described above because they are not paid by the Funds.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by a Fund to the financial intermediary under a Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of a Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or a Fund and any services provided.

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How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Funds or through an exchange from another Federated fund. The Funds reserve the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

The required minimum initial investment for Fund Shares is $500,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $500,000 minimum is reached within one year. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Funds by electronic means permitted by the Funds, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Funds. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Funds. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUNDS

By Telephone

You may purchase Shares by calling the Funds at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after a Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed receipt by a Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Funds by 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day’s dividend.

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Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number
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If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

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You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.

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By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Funds’ transfer agent. The Funds reserve the right to reject any purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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Your order will be priced at the NAV next calculated after a Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

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THROUGH AN EXCHANGE

You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
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  directly from the Fund if you purchased Shares directly from the Fund.
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THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Funds, or according to the instructions in the sections “By Telephone” or “By Mail” below.

If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Funds. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section “By Telephone” or the section “By Mail” below.

If you deal with a financial intermediary, you will have to follow the financial intermediary’s procedures for transacting with the Funds. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUNDS

By Telephone

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You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 5:00 p.m. Eastern time, (or 3:00 pm Eastern time on those days when NAV is determined at 3:00 pm) and your redemption proceeds are wired to you the same day, you will not be entitled to that day’s dividend.

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If you call the Fund after 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.) you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

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Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day’s dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Funds priced your request.

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Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
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  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.
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LIMITATIONS ON REDEMPTION PROCEEDS

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Redemption proceeds will be wired or mailed within one business day after receiving a request in proper form, except that payment may be delayed in the following circumstances:

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  to allow your purchase to clear (as discussed below);
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  during any period when the Federal Reserve wire or Federal Reserve banks are closed (in which case redemption proceeds will be wired within one business day after the reopening of the Federal Reserve wire or Federal Reserve banks); or
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  during any period when the NYSE is closed (in which case redemption proceeds will be wired within one business day after the reopening of the NYSE).
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If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Funds to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Funds as a result of your cancelled order.

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You will not accrue interest or dividends on uncashed redemption checks from the Funds if those checks are undeliverable and returned to the Funds.

EXCHANGE PRIVILEGE

You may exchange Shares of the Funds for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Funds. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds no longer issue share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Funds, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Funds declare any dividends daily and pay them monthly to shareholders.

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With respect to the Government Fund, the Prime Fund and the Treasury Fund, dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of a Fund’s daily dividend factor by calling the Funds at 1-800-341-7400 or on Federated’s website at FederatedInvestors.com.

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The Funds do not seek to realize any capital gains or losses. However, certain securities in which the Funds invest, such as synthetic variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in Shares of any class of any other Federated Fund of which you are already a shareholder.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

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See “Tax Information” below for information on the tax consequences of the Municipal Fund or the Tax-Free Fund realizing a capital gain.

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ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES


Given the short-term nature of the Funds’ investments and their use of the amortized cost method for calculating the NAV of Fund Shares, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of a Fund will have significant adverse consequences for a Fund and its shareholders. For this reason and because each Fund is intended to be used as a liquid short-term investment, the Funds’ Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of Fund Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of a Fund’s portfolio and its performance.


PORTFOLIO HOLDINGS INFORMATION


Information concerning each Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of a Fund’s portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of a Fund’s top ten credit/obligor exposures, effective average maturity of the Fund’s portfolio and/or percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.


To access this information from the “Products” section of the website, click on the “Portfolio Holdings” link under “Related Information” and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link.


You may also access portfolio information as of the end of the Fund’s fiscal quarters from the “Products” section of the website. The Fund’s annual and semi-annual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the “Prospectuses and Regulatory Reports” link under “Related Information” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.


Who Manages the Fund?

The Board of Trustees (the “Board”) governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Funds’ assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.


ADVISORY FEES

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The Funds’ investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.20% of each Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

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

A discussion of the Board’s review of the Funds’ investment advisory contract is available in the Funds’ Annual Report dated July 31, 2007.


Legal Proceedings

Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund’s directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the financial performance of each Fund’s Trust Shares since inception. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

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

This information for the fiscal year ended July 31, 2007 has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Funds’ audited financial statements, is included in the Annual Report. As discussed in the Annual Report, the information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.


On August 18, 2006, the Funds’ Board, upon recommendation of the Audit Committee, appointed KPMG LLP as the Funds’ independent registered public accounting firm for the fiscal year ending July 31, 2007. On the same date, the Funds’ former auditor, Deloitte & Touche LLP, resigned. See the Funds’ Annual Report for further information regarding the change in independent registered public accounting firm.


Financial Highlights--Trust Shares


(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments

Government Obligations Fund

July 31, 2003[3]	$1.00	0.003	--		0.003	(0.003)	--
July 31, 2004	$1.00	0.004	--		0.004	(0.004)	--
July 31, 2005	$1.00	0.017	--		0.017	(0.017)	--
July 31, 2006	$1.00	0.037	--		0.037	(0.037)	--
July 31, 2007[5]	$1.00	0.047	--		0.047	(0.047)	--

Prime Obligations Fund

July 31, 2003[3]	$1.00	0.003	(0.000)[6]		0.003	(0.003)	--
July 31, 2004	$1.00	0.005	0.000	6	0.005	(0.005)	--
July 31, 2005	$1.00	0.017	0.000	6	0.017	(0.017)	--
July 31, 2006	$1.00	0.038	0.000	6	0.038	(0.038)	--
July 31, 2007[5]	$1.00	0.047	--		0.047	(0.047)	--

Treasury Obligations Fund

July 31, 2003[3]	$1.00	0.003	0.000	6	0.003	(0.003)	(0.000)[6]
July 31, 2004	$1.00	0.004	--		0.004	(0.004)	--
July 31, 2005	$1.00	0.016	--		0.016	(0.016)	--
July 31, 2006	$1.00	0.036	--		0.036	(0.036)	--
July 31, 2007[5]	$1.00	0.046	--		0.046	(0.046)	--

1 Based on net asset value. Total returns for periods of less than one year are not annualized.


2 This expense decrease is reflected in both the net expense and net investment income ratios shown.


3 Reflects operations for the period from February 19, 2003 (start of performance) to July 31, 2003.


4 Computed on an annualized basis.


5 For the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.


6 Represents less than $0.001.


Further information about the Funds’ performance is contained in the Funds’ Annual Report, dated July 31, 2007, which can be obtained free of charge.

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement[2]		Net Assets, End of Period (000 Omitted)

(0.003)	$1.00	0.25%	0.70%	4	0.55%	4	0.09%	4	$29,085
(0.004)	$1.00	0.41%	0.70%		0.41%		0.09%		$27,162
(0.017)	$1.00	1.69%	0.70%		1.84%		0.09%		$55,057
(0.037)	$1.00	3.78%	0.70%		3.77%		0.09%		$104,260
(0.047)	$1.00	4.74%	0.70%		4.64%		0.09%		$239,414

(0.003)	$1.00	0.29%	0.70%	4	0.54%	4	0.09%	4	$11,159
(0.005)	$1.00	0.46%	0.70%		0.47%		0.09%		$35,472
(0.017)	$1.00	1.73%	0.70%		1.67%		0.09%		$26,434
(0.038)	$1.00	3.82%	0.70%		3.94%		0.09%		$91,389
(0.047)	$1.00	4.78%	0.70%		4.69%		0.09%		$306,383

(0.003)	$1.00	0.25%	0.70%	4	0.43%	4	0.09%	4	$173,447
(0.004)	$1.00	0.36%	0.70%		0.37%		0.09%		$508,374
(0.016)	$1.00	1.61%	0.70%		1.65%		0.09%		$448,505
(0.036)	$1.00	3.68%	0.70%		3.70%		0.09%		$791,547
(0.046)	$1.00	4.66%	0.70%		4.56%		0.09%		$1,158,283

Appendix A: Hypothetical Investment and Expense Information

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The following charts provide additional hypothetical information about the effect of a Fund’s expenses, including investment advisory fees and other Fund costs, on the Funds’ assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that a Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the “Fees and Expenses” table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.


GOVERNMENT OBLIGATIONS FUND: TRUST SHARES
ANNUAL EXPENSE RATIO: 0.79%
MAXIMUM FRONT-END SALES CHARGE: NONE

Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$80.66	$10,421.00

2	$10,421.00	$521.05	$10,942.05	$84.06	$10,859.72

3	$10,859.72	$542.99	$11,402.71	$87.60	$11,316.91

4	$11,316.91	$565.85	$11,882.76	$91.29	$11,793.35

5	$11,793.35	$589.67	$12,383.02	$95.13	$12,289.85

6	$12,289.85	$614.49	$12,904.34	$99.13	$12,807.25

7	$12,807.25	$640.36	$13,447.61	$103.31	$13,346.44

8	$13,346.44	$667.32	$14,013.76	$107.66	$13,908.33

9	$13,908.33	$695.42	$14,603.75	$112.19	$14,493.87

10	$14,493.87	$724.69	$15,218.56	$116.91	$15,104.06

Cumulative		$6,061.84		$977.94


PRIME OBLIGATIONS FUND: TRUST SHARES
ANNUAL EXPENSE RATIO: 0.79%
MAXIMUM FRONT-END SALES CHARGE: NONE



Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$80.66	$10,421.00

2	$10,421.00	$521.05	$10,942.05	$84.06	$10,859.72

3	$10,859.72	$542.99	$11,402.71	$87.60	$11,316.91

4	$11,316.91	$565.85	$11,882.76	$91.29	$11,793.35

5	$11,793.35	$589.67	$12,383.02	$95.13	$12,289.85

6	$12,289.85	$614.49	$12,904.34	$99.13	$12,807.25

7	$12,807.25	$640.36	$13,447.61	$103.31	$13,346.44

8	$13,346.44	$667.32	$14,013.76	$107.66	$13,908.33

9	$13,908.33	$695.42	$14,603.75	$112.19	$14,493.87

10	$14,493.87	$724.69	$15,218.56	$116.91	$15,104.06

Cumulative		$6,061.84		$977.94



TREASURY OBLIGATIONS FUND: TRUST SHARES
ANNUAL EXPENSE RATIO: 0.79%
MAXIMUM FRONT-END SALES CHARGE: NONE


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment

1	$10,000.00	$500.00	$10,500.00	$80.66	$10,421.00

2	$10,421.00	$521.05	$10,942.05	$84.06	$10,859.72

3	$10,859.72	$542.99	$11,402.71	$87.60	$11,316.91

4	$11,316.91	$565.85	$11,882.76	$91.29	$11,793.35

5	$11,793.35	$589.67	$12,383.02	$95.13	$12,289.85

6	$12,289.85	$614.49	$12,904.34	$99.13	$12,807.25

7	$12,807.25	$640.36	$13,447.61	$103.31	$13,346.44

8	$13,346.44	$667.32	$14,013.76	$107.66	$13,908.33

9	$13,908.33	$695.42	$14,603.75	$112.19	$14,493.87

10	$14,493.87	$724.69	$15,218.56	$116.91	$15,104.06

Cumulative		$6,061.84		$977.94


A Statement of Additional Information (SAI) dated September 30, 2007, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of each Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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

These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.


You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Federated is a registered mark of Federated Investors, Inc.
2007 © Federated Investors, Inc.

Cusip 60934N153
Cusip 60934N146
Cusip 60934N120


28147 (9/07)


Federated
World-Class Investment Manager

Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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September 30, 2007


INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income exempt from all federal regular income tax consistent with stability of principal by investing in a portfolio of short-term, high-quality, tax-exempt securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 8

What Do Shares Cost? 10

How is the Fund Sold? 10

Payments to Financial Intermediaries 11

How to Purchase Shares 13

How to Redeem and Exchange Shares 15

Account and Share Information 19

Who Manages the Fund? 21

Legal Proceedings 22

Financial Information 23

Appendix A: Hypothetical Investment and Expense Information 25

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

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

The Fund's investment objective is to provide current income exempt from all federal regular income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus. The investment objective of the Fund may be changed by the Fund's Board of Trustees (the "Board") without shareholder approval.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term, high-quality, tax-exempt securities. Issuers include states and political subdivisions, industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities, and other public agencies. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to the alternative minimum tax for individuals and corporations (AMT). The Fund invests in a portfolio of securities maturing in 397 days or less. The portfolio of the Fund will have a dollar-weighted average maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the Fund's Institutional Shares total returns on a calendar year-end basis.

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The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 1. 78%.

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Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 1.11% (quarter ended December 31, 2000). Its lowest quarterly return was 0.21% (quarter ended September 30, 2003).

Average Annual Total Return Table

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The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.


Calendar Period	Fund
1 Year	 3. 37%
5 Years	1. 87%
10 Years	2. 71%

The Fund's Institutional Shares 7-Day Net Yield as of December 31, 2006 was 3. 73%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.


Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

MUNICIPAL OBLIGATIONS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reduction) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.20%
Distribution (12b-1) Fee	None
Other Expenses [3]	0.35%
Total Annual Fund Operating Expenses	0.55%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator waived certain amounts. Additionally, the shareholder services provider did not charge its fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2007.
Total Waivers and Reduction of Fund Expenses	0.37%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)	0.18%
2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.09% for the fiscal year ended July 31, 2007.
3 Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended July 31, 2007. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 2008. Additionally, the administrator waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund's Institutional Shares (after voluntary waiver and reduction) were 0.09% for the fiscal year ended July 31, 2007.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


1 Year	$56
3 Years	$176
5 Years	$307
10 Years	$689

What are the Fund's Investment Strategies?


The investment adviser (Adviser) for the Fund targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as (among others) current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy.


The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns. In targeting a dollar-weighted average portfolio maturity range, the Adviser also will consider the tax-exempt securities available.

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

Because the Fund refers to municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the annual interest income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval. The Adviser may invest in securities subject to the federal AMT for individuals and corporations in an attempt to enhance yield and provide diversification.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash or securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors and to that extent to fail to meet its investment objective of providing current income exempt from all federal regular income tax consistent with stability of principal.

What are the Principal Securities in Which the Fund Invests?

TAX-EXEMPT SECURITIES

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Tax-exempt securities are fixed-income securities that, in the opinion of the bond counsel to the issuer or on the basis of another authority believed by the Adviser to be reliable, pay interest that is not subject to federal regular income taxes. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Typically, states, counties, cities, and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Certain of these tax-exempt securities may be subject to credit enhancement.

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Variable-Rate Demand Instruments

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Variable-rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats variable rate demand instruments as short-term securities, even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to change in market rates and the repayment of their principal amount can be demanded. Certain variable-rate demand instruments invested in by the Fund, referred to as "synthetic variable rate demand instruments," have certain features, such as call features, that make it possible that the Fund will realize capital gains.

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Municipal Notes

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Municipal notes are short-term, tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

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General Obligation Bonds

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General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

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Special Revenue Bonds

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Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

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CREDIT ENHANCEMENT

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The Fund may invest in securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

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Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

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TAX-EXEMPT COMMERCIAL PAPER

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Tax-exempt commercial paper is a tax-exempt issuer's obligation with a maturity of less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issues may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

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INVESTMENT RATINGS

The securities in which the fund invests will be rated in one of the two highest short-term rating categories by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed-income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Money market funds try to minimize this risk by purchasing short-term securities.

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CALL RISKS

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Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

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If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

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SECTOR RISKS

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A substantial part of the portfolio of the Fund may be comprised of securities credit enhanced by banks or companies in a similar business, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments that generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

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TAX RISKS

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In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

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Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

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Regarding the tax-exempt status of the securities in which the Fund invests, shareholders of the Fund should note that the U.S. Supreme Court has recently agreed to review a Kentucky state court decision (Kentucky v. Davis) that could have important consequences for funds that invest in tax-exempt securities, including the Fund. The Kentucky state court held as unconstitutional under the Commerce Clause of the U.S. Constitution a Kentucky law that exempts interest earned on Kentucky tax-exempt bonds from Kentucky's state income tax, but taxes interest derived from non-Kentucky tax-exempt bonds. The U.S. Supreme Court is scheduled to hear the case during its fall 2007 session and is likely to render its decision in the spring or early summer of 2008. If the U.S. Supreme Court affirms the Kentucky state court's ruling, the decision could affect the tax status of the tax-exempt securities in which the Fund invests, and the Fund's distributions, for state tax purposes. Such a decision would force State legislators to decide whether to exempt all tax-exempt bonds from state income tax or subject all such bonds to state income tax. The decision, and any change in tax status, also may negatively affect the value of the municipal securities in which the Fund invests. The Kentucky v. Davis case does not question or challenge the tax status of tax-exempt bonds for purposes of the federal regular income tax. If the U.S. Supreme Court affirms the Kentucky state court's ruling, and the Adviser determines that the Fund may be negatively impacted in a material respect, the Adviser will advise shareholders as it determines necessary.

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Income from the Fund also may be subject to AMT.

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RISKS ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS

On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields. If the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at noon and 3:00 p.m. (Eastern time) and as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC. If an order is received on any day the Fund does not determine NAV, the order will be held and processed at the NAV next determined by the Fund.

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How is the Fund Sold?

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The Fund offers three Share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses which affect their performance. The Fund also offers by separate prospectus an additional class of Shares that may be preferable for shareholders purchasing $500,000 or more. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries, and institutional investors, or to individuals, directly or through financial intermediaries. The Fund may not be a suitable investment for retirement plans. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES

The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

The required minimum initial investment for Fund Shares is $500,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $500,000 minimum is reached within one year. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

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If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

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You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will process such requests.

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By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.

If you call the Fund by noon (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call the Fund after noon (Eastern time) and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

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The Fund does not expect to realize any capital gains or losses. However, certain securities in which the Fund invests, such as synthetic variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. See "Tax Information" below for information on the tax consequences of the Fund realizing a capital gain.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Although the Fund does not seek to realize capital gains, the Fund may realize and distribute capital gains from time to time as a result of the Fund's normal investment activities. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

FREQUENT TRADING POLICIES

Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten credit/obligor exposures, effective average maturity of the Fund's portfolio, and percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

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To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link.

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You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under "Related Information" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

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The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.

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ADVISORY FEES

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The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated July 31, 2007.

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Legal Proceedings

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

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The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information for the fiscal year ended July 31, 2007 has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report. As discussed in the Annual Report, the information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.

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On August 18, 2006, the Fund's Board, upon recommendation of the Audit Committee, appointed KPMG LLP as the Fund's independent registered public accounting firm for the fiscal year ending July 31, 2007. On the same date, the Fund's former auditor, Deloitte & Touche LLP, resigned. See the Fund's Annual Report for further information regarding the change in independent registered public accounting firm.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2007 [1]	2006		2005	2004		2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.035	0.030		0.018	0.009		0.012
Net realized and unrealized gain (loss) on investments	0.000 [2]	(0.000	) [2]	0.000 [2]	(0.000	) [2]	--
TOTAL FROM INVESTMENT OPERATIONS	0.035	0.030		0.018	0.009		0.012
Less Distributions:
Distributions from net investment income	(0.035)	(0.030)		(0.018)	(0.009)		(0.012)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00		$1.00
Total Return [3]	3.57%	3.01%		1.82%	0.94%		1.25%

Ratios to Average Net Assets:
Net expenses	0.18%	0.18%		0.18%	0.18%		0.18%
Net investment income	3.48%	2.99%		1.85%	0.94%		1.19%
Expense waiver/reimbursement [4]	0.12%	0.12%		0.13%	0.12%		0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,067,288	$3,490,983		$3,040,759	$2,144,468		$1,570,532

1 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2007, which can be obtained free of charge.

Appendix A: Hypothetical Investment and Expense Information

The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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MUNICIPAL OBLIGATIONS FUND: INSTITUTIONAL SHARES
ANNUAL EXPENSE RATIO: 0.55%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$56.22	$10,445.00
2	$10,445.00	$522.25	$10,967.25	$58.73	$10,909.80
3	$10,909.80	$545.49	$11,455.29	$61.34	$11,395.29
4	$11,395.29	$569.76	$11,965.05	$64.07	$11,902.38
5	$11,902.38	$595.12	$12,497.50	$66.92	$12,432.04
6	$12,432.04	$621.60	$13,053.64	$69.90	$12,985.27
7	$12,985.27	$649.26	$13,634.53	$73.01	$13,563.11
8	$13,563.11	$678.16	$14,241.27	$76.26	$14,166.67
9	$14,166.67	$708.33	$14,875.00	$79.65	$14,797.09
10	$14,797.09	$739.85	$15,536.94	$83.19	$15,455.56
Cumulative		$6,129.82		$689.29
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A Statement of Additional Information (SAI) dated September 30, 2007, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-5950

Federated
World-Class Investment Manager

Municipal Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N658

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32786 (9/ 07)

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Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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September 30, 2007

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INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income consistent with stability of principal by investing primarily in a portfolio of short-term, high-quality, fixed-income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 8

What Do Shares Cost? 10

How is the Fund Sold? 11

Payments to Financial Intermediaries 11

How to Purchase Shares 12

How to Redeem and Exchange Shares 14

Account and Share Information 18

Who Manages the Fund? 20

Legal Proceedings 21

Financial Information 22

Appendix A: Hypothetical Investment and Expense Information 24

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

The Fund's investment objective is to provide current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term, high-quality, fixed- income securities issued by banks, corporations and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Shares total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.60%.

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Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 1.65% (quarter ended December 31, 2000). Its lowest quarterly return was 0.23% (quarter ended March 31, 2004).

Average Annual Total Return Table

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The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2006.

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Calendar Period	 Fund
1 Year	 4.98%
5 Years	2. 43%
10 Years	3. 89%
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The Fund's Institutional Shares 7-Day Net Yield as of December 31, 2006 was 5.20%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

PRIME OBLIGATIONS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reduction) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.20%
Distribution (12b-1) Fee	None
Other Expenses [3]	0.34%
Total Annual Fund Operating Expenses	0.54%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator waived certain amounts and the shareholder services provider did not charge its fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2007.
Total Waivers and Reduction of Fund Expenses	0.34%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)	0.20%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.12% for the fiscal year ended July 31, 2007.
3 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntarily waiver at any time. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended July 31, 2007. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending 2008. Total other operating expenses paid by the Fund (after the voluntary waiver and reduction) were 0.08% for the fiscal year ended July 31, 2007.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$55
3 Years	$173
5 Years	$302
10 Years	$677

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of short-term, high-quality, fixed- income securities, issued by banks, corporations and the U.S. government, which mature in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved database of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate instruments and commercial paper to achieve a limited barbell structure. In this structure, the maturities of the Fund's investments tend to be concentrated towards the shorter and longer ends of the maturity range of the Fund's investments, rather than evenly spread across the range. The Adviser generally adjusts the portfolio's dollar-weighted average maturity by increasing or decreasing the maturities of the investments at the longer end of the barbell. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

INDUSTRY CONCENTRATION

The Fund may invest 25% or more of its assets in commercial paper issued by finance companies.

What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time .

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The following describes the types of fixed-income securities in which the Fund invests.

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Corporate Debt Securities

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Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

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In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

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COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

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Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit, and banker's acceptances.

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Asset-Backed Securities

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Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass-through certificates.

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Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans, or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

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A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

Insurance Contracts

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Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed-income securities.

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Municipal Securities

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Municipal securities are issued by states, counties, cities, and other political subdivisions and authorities. Although many municipal securities are exempt from Federal Income Tax, the Fund may invest in taxable municipal securities.

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Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
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Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

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CREDIT ENHANCEMENT

The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.

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INVESTMENT RATINGS

The securities in which the Fund invests will be rated in the highest short-term rating category by one or more NRSROs or be deemed by the Adviser to be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISK

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Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money .

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Many fixed-income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISK

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

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A substantial part of the Fund's portfolio may be comprised of securities issued by finance companies or companies with similar characteristics. In addition, a substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments that generally affect these entities. Developments affecting finance companies, banks, or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses, and regulatory changes.

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RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

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Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards, or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive, and reliable as the information available concerning companies in the United States.

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Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions, or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

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RISKS ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS

On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields. If the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

What Do Shares Cost?

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You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 5:00 p.m. Eastern time each day the NYSE is open; except that, on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday) NAV is determined at 3:00 p.m. Eastern time. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.

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If an order is received on any day the Fund does not determine NAV, the order will be held and processed at the NAV next determined by the Fund.

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How is the Fund Sold?

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The Fund offers three Share classes: Institutional Shares, Institutional Service Shares, and Trust Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors, or to individuals directly or through financial intermediaries. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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Payments to Financial Intermediaries

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The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers, or third-party administrators) whose customers are shareholders of the Fund.

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SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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RECORDKEEPING FEES

The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

The required minimum initial investment for Fund Shares is $500,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $500,000 minimum is reached within one year. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

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Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

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Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

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If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

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You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.

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By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.

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If you call the Fund by 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

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If you call the Fund after 5:00 p.m. Eastern time (or 3:00 p.m. Eastern time on those days when NAV is determined at 3:00 p.m.), you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

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By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

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  Fund Name and Share Class, account number, and account registration;
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  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
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  if exchanging , the Fund Name and Share Class, account number, and account registration into which you are exchanging.
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Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

LIMITATIONS ON REDEMPTION PROCEEDS

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Redemption proceeds will be wired or mailed within one business day after receiving a request in proper form , except that payment may be delayed in the following circumstances:

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  to allow your purchase to clear (as discussed below);
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  during any period when the Federal Reserve wire or Federal Reserve banks are closed (in which case redemption proceeds will be wired within one business day after the reopening of the Federal Reserve wire or Federal Reserve banks); or
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  during any period when the NYSE is closed (in which case redemption proceeds will be wired within one business day after the reopening of the NYSE).
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If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft, or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled, and you will be responsible for any losses incurred by the Fund as a result of your canceled order.

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You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

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Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of the Fund's daily dividend factor by calling the Fund at 1-800-341-7400 or on Federated's website at FederatedInvestors.com ..

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products " section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, and percentage breakdowns of the portfolio by credit quality, type of security, and effective maturity range.

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To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund and from the Fund's page click on the "Portfolio Holdings" or "Composition" link .

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You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under "Related Information" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 243 employees. Federated provides investment products to nearly 5, 500 investment professionals and institutions.

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ADVISORY FEES

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The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated July 31, 2007.

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Legal Proceedings

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information for the fiscal year ended July 31, 2007 has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report. As discussed in the Annual Report, the information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.

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On August 18, 2006, the Fund's Board, upon recommendation of the Audit Committee, appointed KPMG LLP as the Fund's independent registered public accounting firm for the fiscal year ending July 31, 2007. On the same date, the Fund's former auditor, Deloitte & Touche LLP, resigned. See the Fund's Annual Report for further information regarding the change in independent registered public accounting firm.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2007 [1]	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.052	0.042	0.022	0.010	0.014
Net realized and unrealized gain (loss) on investments	--	0.000 [2]	0.000 [2]	0.000 [2]	(0.000	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.052	0.042	0.022	0.010	0.014
Less Distributions:
Distributions from net investment income	(0.052)	(0.042)	(0.022)	(0.010)	(0.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [3]	5.30%	4.33%	2.24%	0.97%	1.36%

Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	5.18%	4.24%	2.19%	0.96%	1.34%
Expense waiver/reimbursement [4]	0.09%	0.28%	0.34%	0.34%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,469,931	$15,151,070	$15,600,659	$16,519,436	$20,110,135

1 For the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2007, which can be obtained free of charge.

Appendix A: Hypothetical Investment and Expense Information

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The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratios used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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PRIME OBLIGATIONS FUND: INSTITUTIONAL SHARES
ANNUAL EXPENSE RATIO: 0.54%
MAXIMUM FRONT-END SALES CHARGE: NONE

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$55.20	$10,446.00
2	$10,446.00	$522.30	$10,968.30	$57.67	$10,911.89
3	$10,911.89	$545.59	$11,457.48	$60.24	$11,398.56
4	$11,398.56	$569.93	$11,968.49	$62.92	$11,906.94
5	$11,906.94	$595.35	$12,502.29	$65.73	$12,437.99
6	$12,437.99	$621.90	$13,059.89	$68.66	$12,992.72
7	$12,992.72	$649.64	$13,642.36	$71.73	$13,572.20
8	$13,572.20	$678.61	$14,250.81	$74.92	$14,177.52
9	$14,177.52	$708.88	$14,886.40	$78.27	$14,809.84
10	$14,809.84	$740.49	$15,550.33	$81.76	$15,470.36
Cumulative		$6,132.69		$677.10
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A Statement of Additional Information (SAI) dated September 30, 2007, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-5950

Federated
World-Class Investment Manager

Prime Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N203

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G01352-01 (9/07)

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Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

PROSPECTUS

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September 30, 2007

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A money market mutual fund seeking to provide stability of principal and current income consistent with stability of principal by investing in a portfolio of short-term U.S. Treasury securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 6

How is the Fund Sold? 7

Payments to Financial Intermediaries 7

How to Purchase Shares 9

How to Redeem and Exchange Shares 11

Account and Share Information 15

Who Manages the Fund? 17

Legal Proceedings 18

Financial Information 20

Appendix A: Hypothetical Investment and Expense Information 22

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the Fund's total returns on a calendar year-end basis.

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The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the six-month period from January 1, 2007 to June 30, 2007 was 2.40%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 1.54% (quarter ended December 31, 2000). Its lowest quarterly return was 0.15% (quarter ended June 30, 2004).

Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2006.

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Calendar Period	Fund
1 Year	 4. 58%
5 Years	 2. 08%
10 Years	3. 48%
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The Fund's 7-Day Net Yield as of December 31, 2006 was 4. 71%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

TRUST FOR U.S. TREASURY OBLIGATIONS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver and Reduction) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.40%
Distribution (12b-1) Fee	None
Other Expenses [3]	0.38%
Total Annual Fund Operating Expenses	0.78%
Total Waiver and Reduction of Fund Expenses (contractual)	0.32%
Total Actual Annual Operating Expenses (after contractual waiver and reduction)	0.46%

1 The percentages shown are based on expenses for the entire fiscal year ended July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
2 Under the investment advisory contract, the Adviser will waive to the extent of its management fee, the amount, if any, by which the Fund's aggregate annual operating expenses, including the management fee but excluding interest, taxes, brokerage commissions, federal and state registration fees, withholding taxes, and extraordinary expenses, exceed 0.45% of its average daily net assets. Pursuant to the investment advisory contract, the Adviser waived a portion of its management fee. The management fee paid by the Fund (after the contractual waiver) was 0.33% for the fiscal year ended July 31, 2007. Any waiver by the shareholder services provider that reduces such expenses (as discussed elsewhere in these notes) may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. Shareholders must approve any change to the contractual waiver.
3 Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended July 31, 2007. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 2008. Total other expenses paid by the Fund (after the reduction) were 0.13% for the fiscal year ended July 31, 2007.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are after contractual waiver and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	 $ 47
3 Years	 $148
5 Years	 $258
10 Years	 $579

What are the Fund's Investment Strategies?

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The Fund invests in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Because the Fund refers to U.S. Treasury investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury investments.

What are the Principal Securities in Which the Fund Invests?

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

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The following describes the types of fixed-income securities in which the Fund invests.

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U.S. Treasury Securities

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U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

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REPURCHASE AGREEMENTS

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Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser .

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The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

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Repurchase agreements are subject to credit risks.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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RISK ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS

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On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields. If the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

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What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

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When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC.

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How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutional investors, such as banks, fiduciaries, custodians, or public funds, or to individuals, directly or through financial intermediaries. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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Payments to Financial Intermediaries

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The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers, or third-party administrators) whose customers are shareholders of the Fund.

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SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

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The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

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RECORDKEEPING FEES

The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

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If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

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You cannot purchase Shares by wire on days when wire transfers are restricted, even if the NYSE is open on such days (for example, Columbus Day and Veterans Day). The Fund does not consider wire purchase requests received on such days to be in proper form, and will not process such requests.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial intermediary to automatically purchase Shares on predetermined dates or when your bank account reaches a certain level. Under this program, participating financial intermediaries are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial intermediary's agreement or materials describing this service.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.

If you call the Fund by 3:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call the Fund after 3:00 p.m. (Eastern time) and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your financial intermediary or the Fund if you need special instructions.

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Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

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Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

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  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
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If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.

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In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

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  when the NYSE is closed, other than customary weekend and holiday closings ;
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  when trading on the NYSE is restricted, as determined by the SEC; or
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  in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

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The Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional Shares. No interest will accrue on amounts represented by uncashed distribution checks.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include the effective average maturity of the Fund's portfolio, identification of the Fund's top ten issuer exposures, and percentage breakdowns of the portfolio by credit quality tier, effective maturity, and type of security.

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To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link.

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You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under "Related Information" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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

The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.

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ADVISORY FEES

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The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated July 31, 2007.

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Legal Proceedings

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

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The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended July 31	2007	2006	` `	2005	2004		2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.048	0.039		0.018	0.006		0.009
Net realized gain on investments	--	--		--	0.000	[1]	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.048	0.039		0.018	0.006		0.010
Less Distributions:
Distributions from net investment income	(0.048)	(0.039)		(0.018)	(0.006)		(0.009)
Distributions from net realized gain on investments	--	--		--	(0.000	) [1]	(0.001)
TOTAL DISTRIBUTIONS	(0.048)	(0.039)		(0.018)	(0.006)		(0.010)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00		$1.00
Total Return [2]	4.91%	3.93%		1.86%	0.62%		1.02%

Ratios to Average Net Assets:
Net expenses	0.46%	0.45%		0.45%	0.45%		0.45%
Net investment income	4.79%	3.83%		1.82%	0.60%		0.97%
Supplemental Data:
Net assets, end of period (000 omitted)	$522,294	$524,802		$520,178	$651,852		$863,363

1 Represents less than $0.001.

2 Based on net asset value.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 2007, which can be obtained free of charge.

Appendix A: Hypothetical Investment and Expense Information

The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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TRUST FOR U.S. TREASURY OBLIGATIONS
ANNUAL EXPENSE RATIO: 0. 46%
MAXIMUM FRONT-END SALES CHARGE: NONE


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$47.04	$10,454.00
2	$10,454.00	$522.70	$10,976.70	$49.18	$10,928.61
3	$10,928.61	$546.43	$11,475.04	$51.41	$11,424.77
4	$11,424.77	$571.24	$11,996.01	$53.75	$11,943.45
5	$11,943.45	$597.17	$12,540.62	$56.19	$12,485.68
6	$12,485.68	$624.28	$13,109.96	$58.74	$13,052.53
7	$13,052.53	$652.63	$13,705.16	$61.40	$13,645.11
8	$13,645.11	$682.26	$14,327.37	$64.19	$14,264.60
9	$14,264.60	$713.23	$14,977.83	$67.11	$14,912.21
10	$14,912.21	$745.61	$15,657.82	$70.15	$15,589.22
Cumulative		$6,155.55		$579.16

A Statement of Additional Information (SAI) dated September 30, 2007, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-5950

Federated
World-Class Investment Manager

Trust for U.S. Treasury Obligations
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N799

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8110114A (9/07)


Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

AUTOMATED CASH MANAGEMENT TRUST

A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST

STATEMENT OF ADDITIONAL INFORMATION

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September 30, 2007

CASH II SHARES

CLASS K SHARES

INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectuses for

Cash II Shares, Class K, Shares or Institutional Service Shares of Automated
Cash Management Trust (Fund), dated September 30, 2007.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

                                         CONTENTS
                                         How is the Fund Organized?.............
                                         Securities in Which the Fund Invests...
                                         What Do Shares Cost?...................
                                         How is the Fund Sold?..................
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Fund?..............................
                                         How Does the Fund Measure Performance?.
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Investment Ratings.....................
                                         Addresses..............................
                                         Appendix...............................
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
Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FEDERATEDINVESTORS.COM
or call 1-800-341-7400.
Federated Securities Corp., Distributor

G00554-02 (9/07)

Federated is a registered mark
of Federated Investors, Inc.
2007 {copyright}Federated Investors, Inc.

                                -0-

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the "Board") has established three classes of shares of the Fund, known as Cash II Shares, Class K Shares and Institutional Service
Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

U.S. TREASURY SECURITIES
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
Agency Securities are supported by the full faith and credit of the United
States. These include the Government National Mortgage Association, Small
Business Administration, Farm Credit System Financial Assistance Corporation,
Farmer's Home Administration, Federal Financing Bank, General Services
Administration, Department of Housing and Urban Development, Export-Import Bank,
Overseas Private Investment Corporation, and Washington Metropolitan Area
Transit Authority Bonds.

Other U.S. government-sponsored entities (GSEs) securities receive support through federal subsidies, loans or other benefits. For example, the U.S.
Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal
Home Loan Mortgage Corporation, Federal National Mortgage Association and
Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution

Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities. A Fund treats mortgage-backed securities guaranteed by a
GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

CORPORATE DEBT SECURITIES
Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of less than nine months.  Companies typically issue commercial paper to pay for current expenditures.  Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper.  If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

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
DEMAND INSTRUMENTS
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MUNICIPAL SECURITIES
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

ASSET BACKED SECURITIES
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes or pass-through certificates. Asset backed securities have prepayment risks.

ZERO COUPON SECURITIES
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

CALLABLE SECURITIES
Certain fixed income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

MORTGAGE BACKED SECURITIES
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

BANK INSTRUMENTS
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.
Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S.
branches of U.S. or foreign banks.

The Fund will not invest in instruments of domestic and foreign banks and savings and loans unless they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund which is administered by the Federal Deposit Insurance
Corporation or the Savings Association Insurance Fund which is administered by the FDIC. These instruments may include Eurodollar Certificates of Deposit,
Yankee Certificates of Deposit, and Euro-dollar Time Deposits.

For purposes of applying the Fund's concentration limitation, bank instruments also include fixed income securities credit enhanced by a bank.

INSURANCE CONTRACTS
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States.
The Fund considers an issuer to be based outside the United States if:

it is organized under the laws of, or has a principal office located in, another country;

the principal trading market for its securities is in another country; or

it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of

foreign investing.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash.
These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment.  However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.  The Fund may invest in money market securities directly.

SPECIAL TRANSACTIONS

INTER-FUND BORROWING AND LENDING ARRANGEMENTS
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-
term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan
Rate.

SECURITIES LENDING
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy.  In return, the Fund receives cash or liquid securities from the borrower as collateral.  The borrower must furnish additional collateral if the market value of the loaned securities increases.  Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund.  However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower.
The Fund will not have the right to vote on securities while they are on loan.
However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the
Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.  The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by

the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

ASSET SEGREGATION
In order to secure its obligations in connection with special transactions, the
Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction.  This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RATINGS
The highest rating category of a nationally recognized rating service organization (NRSRO) is determined without regard for sub-categories and gradations. For example, securities rated A-1+ or A-1 by Standard & Poor's
(S&P), Prime-1 by Moody's Investors Service (Moody's), F-1+ or F-1 by Fitch
Ratings (Fitch) or R-1 (high), R-1 (middle) or R-1 (low) by Dominion Bond Rating
Service (DBRS) are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in the highest short-term rating category. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

RISKS OF FOREIGN INVESTING
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
U.S. investors.

CALL RISKS
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS
Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on asset backed securities include both interest and a partial payment of principal.
Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

RISKS ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser.  Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities.  Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and Investment Allocation."

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is to provide stability of principal and current income consistent with stability of principal.

The Fund invests in high-quality money market instruments which include, but are not limited to, instruments of domestic and foreign banks and savings and loans, commercial paper, marketable obligations and repurchase agreements.

The Fund invests only in instruments denominated and payable in U.S. dollars.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4 (2) of the Securities Act of 1933. Section 4
(2) paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4 (2) paper is normally resold through or with the assistance of an issuer or investment dealers who make a market in Section 4 (2) paper, thus providing liquidity. Therefore, the Fund's Adviser considers the legally restricted but quite saleable Section 4 (2) paper to be liquid.

The fundamental investment objective and policies may not be changed by the
Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

BORROWING MONEY AND ISSUING SENIOR SECURITIES
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (the
"1940 Act").

INVESTING IN REAL ESTATE
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interest therein. The
Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

DIVERSIFICATION
The Fund is a "diversified company" within the meaning of the 1940 Act, as amended, and any rules, regulations, or interpretations thereunder.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD
WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL
CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

PURCHASES ON MARGIN
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

ILLIQUID SECURITIES
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

RESTRICTED SECURITIES
The Fund may invest in securities subject to restriction on resale under the federal securities laws.

In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the
Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a

U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be
"cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (CASH II SHARES AND CLASS K SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell
Shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan.  The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets. The Fund may compensate the
Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule
12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While Financial Industry
Regulatory Authority (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares:
Stephens Inc., Little Rock, AR owned approximately 527,232,539 Shares (19.18%);
RBC Dain Rauscher Inc., Minneapolis, MN owned approximately 530,256,383 Shares
(19.29%); Primevest Financial Services, Inc., Saint Cloud, MN owned approximately 410,506,145 Shares (14.93%) and First Clearing Corporation, Glen
Allen, VA owned approximately 345,170,834 Shares (12.55%).

As of September 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Cash II Shares: NFS LLC, New
York, NY owned approximately 157,541,432 Shares (40.01%) and First Clearing
Corporation, Glen Allen, VA owned approximately 128,611,514 Shares (32.99%).

As of September 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class K Shares :  Mooney
Company, Portland, ME, owned approximately 483,619 Shares (27.15%); DBA Mid
Atlantic Trust Co, Pittsburgh, PA owned approximately 369,494 Shares (20.74%);
Allied Sinterings Inc., owned approximately 331,198 Shares (18.59%); Community
Bank, Utica, NY owned approximately 214,129 Shares (12.02%); Decision First
Technologies, Pittsburgh, PA owned approximately 123,859 Shares (6.95%) and
Innovative Alliance, Denver, CO owned approximately 115,081 Shares (6.46%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

First Clearing Corporation is organized in the state of Virginia and is a subsidiary Wachovia Corporation organized in the state of North Carolina.

Mooney Company is organized in the state of Maine and is a subsidiary of
Criterium Engineers organized in the state of Maine.

National Financial Services LLC (NFS LLC) is organized in the state of
Massachusetts and is a subsidiary of Fidelity Brokerage Services LLC, organized in the state of Massachusetts. The parent of Fidelity Brokerage Services LLC is
FMR Corp., which is organized in the state of Massachusetts.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The  Board  is  responsible for managing the Trust's business affairs and for exercising all the Trust's  powers  except  those reserved for the shareholders.
The following tables give information about each  Board  member  and  the senior officers  of the Fund. Where required, the tables separately list Board  members who are "interested  persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e.,  "Independent"  Board members). Unless otherwise noted, the address of each person listed is Federated  Investors  Tower,  1001  Liberty
Avenue,  Pittsburgh,  PA.   As  of  December  31,  2006,  the Trust comprised 41
portfolios, and the Federated Fund Complex consisted of 45  investment companies
(comprising  148  portfolios). Unless otherwise noted, each Officer  is  elected annually. Unless otherwise  noted,  each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 5, 2007, the Fund's Board and Officers as a group owned less than 1% of each Class of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND       FROM TRUST
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL              AND
TRUST                                                                                                         YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)

JOHN F.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0               $0
DONAHUE*         Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund
Birth Date:      Complex's Executive Committee.
July 28,
1924             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated
TRUSTEE          Investment Management Company and Chairman and Director, Federated Investment
Began            Counseling.
serving:
October 1988

J.               PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated               $0               $0
CHRISTOPHER      Fund Complex; Director or Trustee of some of the Funds in the Federated Fund
DONAHUE*         Complex; President, Chief Executive Officer and Director, Federated Investors,
Birth Date:      Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee,
April 11,        Federated Investment Counseling; Chairman and Director, Federated Global
1949             Investment Management Corp.; Chairman, Federated Equity Management Company of
PRESIDENT        Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
AND TRUSTEE      Federated); Trustee, Federated Shareholder Services Company; Director, Federated
Began            Services Company.
serving:
April 1989       PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                 Chief Executive Officer, Federated Investment Management Company, Federated
                 Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $2,127.13         $180,000
ELLIS, M.D.*     Professor of Medicine, University of Pittsburgh; Medical Director, University of
Birth Date:      Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist,
October 11,      University of Pittsburgh Medical Center.
1932
3471 Fifth       OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of
Avenue           America.
Suite 1111
Pittsburgh,      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of
PA               Pittsburgh Medical Center.
TRUSTEE
Began
serving:
October 1988

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                                     TOTAL
ADDRESS                                                                                                   AGGREGATE     COMPENSATION
POSITIONS                                                                                              COMPENSATION             FROM
HELD WITH        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND        TRUST AND
TRUST            OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL        FEDERATED
DATE SERVICE                                                                                                  YEAR)     FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
THOMAS G.        PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $2,339.84         $198,000
BIGLEY
Birth Date:      OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,      Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old           PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Timber Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
November
1994

JOHN T.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $2,339.84         $198,000
CONROY, JR.      Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:      private real estate ventures in Southwest Florida.
June 23,
1937             PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Investment       President, John R. Wood and Associates, Inc., Realtors; President, Naples
Properties       Property Management, Inc. and Northgate Village Development Corporation.
Corporation
3838 North
Tamiami
Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1991

NICHOLAS P.      PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $2,339.84         $198,000
CONSTANTAKIS
Birth Date:      OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,     Baker Corporation (engineering and energy services worldwide).
1939
175              PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Woodshire
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1999

JOHN F.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                 $2,127.13         $180,000
CUNNINGHAM       Director, QSGI, Inc. (technology services company).
Birth Date:
March 5,         OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
1943             Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston
353 El           College.
Brillo Way
Palm Beach,      PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
FL               (computer storage systems); Chairman of the Board and Chief Executive Officer,
TRUSTEE          Computer Consoles, Inc.; President and Chief Operating Officer, Wang
Began            Laboratories; Director, First National Bank of Boston; Director, Apollo Computer,
serving:         Inc.
January 1999

PETER E.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $2,127.13         $180,000
MADDEN
Birth Date:      OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942             PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court;
One Royal        President, State Street Bank and Trust Company and State Street Corporation
Palm Way         (retired); Director, VISA USA and VISA International; Chairman and Director,
100 Royal        Massachusetts Bankers Association; Director, Depository Trust Corporation;
Palm Way         Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1991

CHARLES F.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $2,339.84         $198,000
MANSFIELD,       Management Consultant.
JR.
Birth Date:      PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,        Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail
1945             Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA
80 South         (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of
Road             Banking and Finance, Frank G. Zarb School of Business, Hofstra University;
Westhampton      Executive Vice President DVC Group, Inc. (marketing, communications and
Beach, NY        technology).
TRUSTEE
Began
serving:
January 1999

JOHN E.          PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                $ 2,836.19         $234,000
MURRAY, JR.,     Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.     Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,     OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932             construction, operations and technical services).
Chancellor,
Duquesne         PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University       University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,      University School of Law.
PA
TRUSTEE
Began
serving:
February
1995

THOMAS M.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $1,655.47          $45,000
O'NEILL          Managing Director and Partner, Navigator Management Company, L.P. (investment and
Birth Date:      strategic consulting).
June 14,
1951             OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers,
95 Standish      Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Street
P.O. Box         PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and
2779             Chief Investment Officer, Fleet Investment Advisors; President and Chief
Duxbury, MA      Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman,
TRUSTEE          Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam
Began            Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.
serving:
October 2006
MARJORIE P.      PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex.               $2,127.13         $180,000
SMUTS
Birth Date:      PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator;
June 21,         National Spokesperson, Aluminum Company of America; television producer;
1935             President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1988

JOHN S.          PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;               $2,127.13         $180,000
WALSH            President and Director, Heat Wagon, Inc. (manufacturer of construction temporary
Birth Date:      heaters); President and Director, Manufacturers Products, Inc. (distributor of
November 28,     portable construction heaters); President, Portable Heater Parts, a division of
1957             Manufacturers Products, Inc.
2604 William
Drive            PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999
JAMES F.         PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex; Prior         $2,127.13         $134,416
WILL             to June 2006, Vice Chancellor and President, Saint Vincent College.
Birth Date:
October 12,      OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
1938
721 E.           PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.;
McMurray         President and Chief Executive Officer, Cyclops Industries; President and Chief
Road             Operating Officer, Kaiser Steel Corporation.
McMurray PA
TRUSTEE
Began
serving:
April 2006

OFFICERS**

NAME
BIRTH DATE
POSITIONS
HELD WITH
TRUST       PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
DATE
SERVICE
BEGAN
JOHN W.     PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive
MCGONIGLE   Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26, PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director,
1938        Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
AND
SECRETARY
Began
serving:
October
1988

RICHARD A.  PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President,
NOVAK       Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services,
Birth Date: Inc. and Southpointe Distribution Services, Inc.
December
25, 1963    PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held
TREASURER   various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Began
serving:
January
2006

RICHARD B.  PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER      Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17,     PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
1923        President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.
VICE
PRESIDENT
Began
serving:
October
1988

BRIAN P.    PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President
BOUDA       and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda
Birth Date: joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
February
28, 1947
CHIEF
COMPLIANCE
OFFICER AND
SENIOR VICE
PRESIDENT
Began
serving:
August 2004

DEBORAH A.  PRINCIPAL OCCUPATIONS:  Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was
CUNNINGHAM  named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior
Birth Date: Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial
September   Analyst and received her M.S.B.A. in Finance from Robert Morris College.
15, 1959
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

MARY JO     PRINCIPAL OCCUPATIONS:  Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She
OCHSON      joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since
Birth Date: 1996.  Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
September
12, 1953
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

SUSAN R.    PRINCIPAL OCCUPATIONS: Susan R. Hill is Vice President of the Trust.  Ms. Hill joined Federated in 1990 and has been a
HILL        Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a
Birth Date: Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an
June 20,    Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and
1963        received an M.S. in Industrial Administration from Carnegie Mellon University.
VICE
PRESIDENT
Began
serving:
May 2004

JEFF A.     PRINCIPAL OCCUPATIONS: Jeff A. Kozemchak is Vice President of the Trust.  Mr. Kozemchak joined Federated in 1987 and has
KOZEMCHAK   been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a
Birth Date: Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998.  Mr. Kozemchak is a Chartered
January 15, Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
1960
VICE
PRESIDENT
Began
serving:
May 2004

PAIGE M.    PRINCIPAL OCCUPATIONS: Paige M. Wilhelm has been the Fund's Portfolio Manager since April 1997. She is Vice President of
WILHELM     the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Portfolio Manager since 2006 and a Senior Vice
Birth Date: President of the Fund's Adviser since 2006.  She is responsible for portfolio management and research in the fixed-
May 28,     income area concentrating on taxable money market instruments.  Previous associations include Senior Credit Analyst,
1962        Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling.  Ms. Wilhelm
VICE        is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne
PRESIDENT   University.
Began
serving:
August 2006

**Officers do not receive any compensation from the Fund.

In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.

COMMITTEES OF THE BOARD

                                                                                                                           MEETINGS
BOARD          COMMITTEE                                                                                                   HELD
COMMITTEE      MEMBERS          COMMITTEE FUNCTIONS                                                                        DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR

EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may exercise      Three
               Donahue          all the powers of the full Board in the management and direction of the business and
               John E.          conduct of the affairs of the Trust in such manner as the Executive Committee shall
               Murray, Jr.,     deem to be in the best interests of the Trust.  However, the Executive Committee
               J.D., S.J.D.     cannot elect or remove Board members, increase or decrease the number of Trustees,
               John S.          elect or remove any Officer, declare dividends, issue shares or recommend to
               Walsh            shareholders any action requiring shareholder approval.

AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial            Seven
               Bigley           reporting process of the Fund, the Fund`s internal control over financial reporting,
               John T.          and the quality, integrity and independent audit of the Fund`s financial statements.
               Conroy, Jr.      The Committee also oversees or assists the Board with the oversight of compliance with
               Nicholas P.      legal requirements relating to those matters, approves the engagement and reviews the
               Constantakis     qualifications, independence and performance of the Fund`s independent registered
               Charles F.       public accounting firm, acts as a liaison between the independent registered public
               Mansfield,       accounting firm and the Board and reviews the Fund`s internal audit function.
               Jr.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees, selects       One
               Bigley           and nominates persons for election to the Fund`s Board when vacancies occur. The
               John T.          Committee will consider candidates recommended by shareholders, Independent Trustees,
               Conroy, Jr.      officers or employees of any of the Fund`s agents or service providers and counsel to
               Nicholas P.      the Fund. Any shareholder who desires to have an individual considered for nomination
               Constantakis     by the Committee must submit a recommendation in writing to the Secretary of the Fund,
               John F.          at the Fund's address appearing on the back cover of this Statement of Additional
               Cunningham       Information. The recommendation should include the name and address of both the
               Peter E.         shareholder and the candidate and detailed information concerning the candidate's
               Madden           qualifications and experience. In identifying and evaluating candidates for
               Charles F.       consideration, the Committee shall consider such factors as it deems appropriate.
               Mansfield,       Those factors will ordinarily include:  integrity, intelligence, collegiality,
               Jr.              judgment, diversity, skill, business and other experience, qualification as an
               John E.          "Independent Trustee," the existence of material relationships which may create the
               Murray, Jr.      appearance of a lack of independence, financial or accounting knowledge and
               Thomas M.        experience, and dedication and willingness to devote the time and attention necessary
               O'Neill          to fulfill Board responsibilities.
               Marjorie P.
               Smuts
               John S.
               Walsh
               James F.
               Will

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2006

                                                                                AGGREGATE
                                                                          DOLLAR RANGE OF
                                                 DOLLAR RANGE OF          SHARES OWNED IN
INTERESTED                                          SHARES OWNED      FEDERATED FAMILY OF
BOARD MEMBER NAME                     IN MONEY MARKET MANAGEMENT     INVESTMENT COMPANIES

John F. Donahue                                    Over $100,000            Over $100,000
J. Christopher Donahue                             Over $100,000            Over $100,000
Lawrence D. Ellis, M.D.                             $1 - $10,000            Over $100,000

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                                            None            Over $100,000
John T. Conroy, Jr.                                Over $100,000            Over $100,000
Nicholas P. Constantakis                            $1 - $10,000            Over $100,000
John F. Cunningham                                          None            Over $100,000
Peter E. Madden                                             None            Over $100,000
Charles F. Mansfield, Jr.                      $10,001 - $50,000            Over $100,000
John E. Murray, Jr., J.D., S.J.D.                           None            Over $100,000
Thomas M. O'Neill                                  Over $100,000            Over $100,000
Marjorie P. Smuts                             $50,001 - $100,000            Over $100,000
John S. Walsh                                               None            Over $100,000
James F. Will                                               None                     None


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICIES
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

PROXY VOTING PROCEDURES
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions.  The Proxy Committee directs ISS by means of Proxy
Voting Guidelines, and ISS may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.  The Adviser's proxy voting procedures generally permit the Proxy
Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

CONFLICTS OF INTEREST
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

PROXY VOTING REPORT
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available from Federated's website at
FederatedInvestors.com.  To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under
"Related Information", then select the appropriate link opposite the name of the
Fund; or select the name of the Fund and, from the Fund's page, click on the
"Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of the Fund's top ten holdings, the effective average maturity of the Fund's portfolio and percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.

To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link.

You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under
"Related Information" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund.  The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the
Fund and most of the other Federated funds:

                        AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE     NET ASSETS OF THE FEDERATED FUNDS
 0.150 of 1%            on the first $5 billion
 0.125 of 1%            on the next $5 billion
 0.100 of 1%            on the next $10 billion
 0.075 of 1%            on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-
pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street
Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst & Young
LLP, conducts its audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
 FOR THE YEAR ENDED JULY 31, 2006         2007     2006             2005
 Advisory Fee Earned               $15,720,083  $12,447,882  $12,029,445
 Advisory Fee Reduction              7,087,090    6,905,609    6,411,040
 Administrative Fee                  2,395,741    1,897,057    1,833,287
 12B-1 FEE:
   Cash II Shares                      954,137            -            -
   Class K Shares                          964            -            -
 SHAREHOLDER SERVICES FEE:
   Cash II Shares                      954,137            -            -
   Institutional Service Shares      6,280,264            -            -
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

Includes $102,904.96 paid to a company affiliated with management of Federated.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year or Start of
Performance periods ended July 31, 2007.

Yield and Effective Yield are given for the 7 -day period ended July 31, 2007.

                                7-DAY PERIOD  1 YEAR  5 YEARS  10 YEARS
 CASH II SHARES:
 Total Return                   N/A           4.67%   2.21%    3.29%
 Yield                          4.59%         N/A     N/A      N/A
 Effective Yield                4.69%         N/A     N/A      N/A
                                7-DAY PERIOD  1 YEAR  5 YEARS  10 YEARS
 INSTITUTIONAL SERVICE SHARES:
 Total Return                   N/A           4.84%   2.39%    3.47%
 Yield                          4.75%         N/A     N/A      N/A
 Effective Yield                4.86%         N/A     N/A      N/A
                                7-DAY PERIOD  1 YEAR  5 YEARS  START OF
                                                               PERFORMANCE ON
                                                               9/29/2007
 CLASS K SHARES:
 Total Return                   N/A                   N/A      3.61%
 Yield                          4.25%         N/A     N/A      N/A
 Effective Yield                4.34%         N/A     N/A      N/A


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result. To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated  to  providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated  is  a firm with independent research, product  breadth  and  industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global  clients  through  a disciplined investment process and an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

EQUITIES
As  of  December  31,  2006,  Federated  managed   48   equity   funds  totaling
approximately  $28.7  billion  in  assets  across growth, value, equity  income, international, index and sector allocation styles.

TAXABLE FIXED-INCOME
As  of December 31, 2006, Federated managed 35  taxable  bond  funds  including:
high-yield,  multi-sector,  mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $15.2 billion.

TAX FREE FIXED-INCOME
As  of  December  31, 2006, Federated  managed  14  municipal  bond  funds  with approximately $2.9  billion  in  assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

MONEY MARKET FUNDS
As of December 31, 2006, Federated  managed  $155.2  billion in assets across 51 money market funds, including 17 government, 11 prime,  22 municipal and 1 euro-
denominated  with  assets  approximating  $63.5  billion, $64.0  billion,  $27.6 billion and $82.9 million.

The  Chief  Investment  Officers  responsible  for  oversight   of  the  various
investment  sectors  within  Federated  are:  Stephen  F. Auth, CFA, for  Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA,
for  Tax  Free Fixed-Income; and Deborah A. Cunningham, CFA,  for  Money  Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended July 31, 2007 are incorporated herein by reference to the Annual Report to Shareholders of
Automated Cash Management Trust dated July 31, 2007.

INVESTMENT RATINGS

STANDARD & POOR'S (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols
(i.e., SP-1+/A-1+).

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S&P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S INVESTORS SERVICE (MOODY'S) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)
RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S  LONG-TERM DEBT RATINGS
AAA-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.

R-1 (HIGH) Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

R-1 (MIDDLE) Short-term debt rated "R-1 (middle)" is of SUPERIOR CREDIT QUALITY and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the
"R-1 (high)" category (which few companies are able to achieve), entities rated
"R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (LOW) Short-term debt rated "R-1 (low)" is of SATISFACTORY CREDIT QUALITY.
The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (HIGH), R-2 (MIDDLE), R-2 (LOW) Short-term debt rated "R-2" is of ADEQUATE
CREDIT QUALITY and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance.
Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated
AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated
AA are also considered to be strong credits which typically exemplify above-
average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of SATISFACTORY CREDIT QUALITY. Protection of interest and principal is still substantial, but the degree of strength is less than with
AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

"HIGH" OR "LOW" grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that
"high" and "low" grades are not used for the AAA category.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
These ratings are assigned to debt and preferred stock issues.

AAA-EXCEPTIONAL.  Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

AA-VERY STRONG.  Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

A-STRONG.  Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

BBB-ADEQUATE.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category.  A company's Long-Term Credit Rating also may be assigned an Under Review modifier
("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an ("i") denote indicative ratings.  Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ -STRONGEST.  Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 -OUTSTANDING.  Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 -SATISFACTORY.  Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 -ADEQUATE.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months.  Public Data Ratings are not assigned an Outlook.  Ratings Outlooks are as follows:

POSITIVE-Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

NEGATIVE-Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

STABLE-Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

ADDRESSES

AUTOMATED CASH MANAGEMENT TRUST

Institutional Service Shares
Cash II Shares
Class K Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
N/A

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro LLP
Reed Smith LLP

SERVICE PROVIDERS
N/A

SECURITY PRICING SERVICES
Reuters
Standard & Poor's
FT Interactive Data
Bear Stearns

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.

Lipper

MorningstarNASDAQ

Value Line

Wiesenberger/ Thomson Financial

OTHER
Investment Company Institute

Astec Consulting Group, Inc.

AUTOMATED GOVERNMENT MONEY TRUST

A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST

STATEMENT OF ADDITIONAL INFORMATION


SEPTEMBER 30, 2007

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Automated Government Money Trust
(Fund), dated September 30, 2007.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.


                                         CONTENTS
                                         How is the Fund Organized?.............
                                         Securities in Which the Fund Invests...
                                         How is the Fund Sold?..................
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Fund?..............................
                                         How Does the Fund Measure Performance?.
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Addresses..............................
                                         Appendix...............................
Automated Government Money Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FEDERATEDINVESTORS.COM
or call 1-800-341-7400.
Federated Securities Corp., Distributor

8082210B (9/07)

Federated is a registered mark
of Federated Investors, Inc.
2007 {copyright}Federated Investors, Inc.

                                -0-

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on June 1, 1982, was reorganized as a portfolio of the Trust on April 30, 1999.  The Fund's investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS


The principal securities in which the Fund may invest are described in the prospectus.  In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:


SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The Fund may invest in the following types of fixed income securities:


U.S. TREASURY SECURITIES
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

ZERO COUPON SECURITIES

Certain U.S. Treasury securities in which the Fund may invest may be zero coupon securities.  Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest
(referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.


CALLABLE SECURITIES
Certain fixed income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to additional expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

SPECIAL TRANSACTIONS

INTER-FUND BORROWING AND LENDING ARRANGEMENTS

The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund.  Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-
term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan
Rate.


REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by

the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

ASSET COVERAGE
In order to secure its obligations in connection with special transactions, the
Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

LEVERAGE RISKS
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


CALL RISKS
Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price.  An increase in the likelihood of a call may reduce the security's price.  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

RISKS ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser.  Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities.  Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and Investment Allocation."


FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is stability of principal and current income consistent with stability of principal.

The Fund may invest in U.S. Treasury obligations and securities of other investment companies. "U.S. Treasury obligations" refers to instruments which are issued or guaranteed as to principal and interest by the U.S. Treasury and therefore constitute obligations of the United States of America. U.S. Treasury obligations include such instruments as: (i) U.S. Treasury bills, notes and bonds; and (ii) instruments of the Export-Import Bank of the U.S., the General
Services Administration, the Small Business Administration and the Washington
Metropolitan Area Transit Authority, maturing in thirteen months or less from the date of acquisition or purchased pursuant to repurchase agreements which provide for repurchase by the seller within thirteen months from the date of acquisition. The Fund may also purchase U.S. Treasury obligations on a when-
issued or delayed delivery basis.

The Fund may attempt to increase yield by trading portfolio instruments to take advantage of short-term market variations.

Except for the thirteen-month maturity or repurchase restriction, the fundamental investment objective and policies may not be changed by the Board without shareholder approval.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not purchase any portfolio instruments on margin or sell any portfolio instruments short but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio instruments.

BORROWING MONEY
The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Fund may enter into repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio investments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the
Fund to meet redemption requests where liquidation of portfolio instruments is deemed to be inconvenient or disadvantageous.

Interest paid by the Fund on borrowed funds will not be available for investment. The Fund will liquidate any such borrowings as soon as possible.

PLEDGING ASSETS
The Fund will not mortgage, pledge or hypothecate any assets of the Fund except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding the lesser of the dollar amount borrowed or 10% of the value of Fund assets at the time of the borrowings.

LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may purchase or hold
U.S. government obligations, to include repurchase agreements, permitted by its investment objective and policies.

ISSUING SENIOR SECURITIES
The Fund will not issue senior securities, except as permitted by its investment objective and policies.

DIVERSIFICATION
The Fund is a "diversified company" within the meaning of the Investment Company
Act of 1940, as amended (1940 Act), and any rules, regulations, or interpretations thereunder.

UNDERWRITING
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

INVESTING IN REAL ESTATE
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

CONCENTRATION
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD
WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL
CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

INVESTING IN ILLIQUID SECURITIES
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While Financial Industry
Regulatory Authority (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other
Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the
Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.


SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.


As of September 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Hare & Co., East
Syracuse, NY, owned approximately 55,539,708 Shares (11.52)%; Banc of America
Securities LLC, Charlotte, NC, owned approximately 33,111,880 Shares (6.87)%;
First Bank & Trust, Vallejo, CA, owned approximately 28,982,569 Shares (6.01)%
and Goldman Sachs Global Cash Services, Chicago, IL, owned approximately
25,338,070 Shares (5.25)%.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The  Board  is  responsible  for  managing  the Trust's business affairs and for exercising all the Trust's powers except those  reserved  for  the shareholders.
The  following  tables give information about each Board member and  the  senior officers of the Fund.  Where  required, the tables separately list Board members who are "interested persons" of  the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent"  Board  members). Unless otherwise noted, the  address of each person listed is Federated Investors  Tower,  1001  Liberty
Avenue,  Pittsburgh,  PA.   As  of  December  31,  2006,  the Trust comprised 40
portfolios, and the Federated Fund Complex consisted of 45  investment companies
(comprising  148  portfolios). Unless otherwise noted, each Officer  is  elected annually. Unless otherwise  noted,  each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 5, 2007, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND       FROM TRUST
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL              AND
TRUST                                                                                                         YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
JOHN F.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0               $0
DONAHUE*         Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund
Birth Date:      Complex's Executive Committee.
July 28,
1924             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated
TRUSTEE          Investment Management Company and Chairman and Director, Federated Investment
Began            Counseling.
serving:
October 1988

J.               PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated               $0               $0
CHRISTOPHER      Fund Complex; Director or Trustee of some of the Funds in the Federated Fund
DONAHUE*         Complex; President, Chief Executive Officer and Director, Federated Investors,
Birth Date:      Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee,
April 11,        Federated Investment Counseling; Chairman and Director, Federated Global
1949             Investment Management Corp.; Chairman, Federated Equity Management Company of
PRESIDENT        Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
AND TRUSTEE      Federated); Trustee, Federated Shareholder Services Company; Director, Federated
Began            Services Company.
serving:
April 1989       PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                 Chief Executive Officer, Federated Investment Management Company, Federated
                 Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $439.82         $180,000
ELLIS, M.D.*     Professor of Medicine, University of Pittsburgh; Medical Director, University of
Birth Date:      Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist,
October 11,      University of Pittsburgh Medical Center.
1932
3471 Fifth       OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of
Avenue           America.
Suite 1111
Pittsburgh,      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of
PA               Pittsburgh Medical Center.
TRUSTEE
Began
serving:
October 1988

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND       FROM TRUST
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL              AND
TRUST                                                                                                         YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
THOMAS G.        PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $483.81         $198,000
BIGLEY
Birth Date:      OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,      Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old           PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Timber Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
November
1994

JOHN T.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $483.81         $198,000
CONROY, JR.      Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:      private real estate ventures in Southwest Florida.
June 23,
1937             PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Investment       President, John R. Wood and Associates, Inc., Realtors; President, Naples
Properties       Property Management, Inc. and Northgate Village Development Corporation.
Corporation
3838 North
Tamiami
Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1991

NICHOLAS P.      PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $483.81         $198,000
CONSTANTAKIS
Birth Date:      OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,     Baker Corporation (engineering and energy services worldwide).
1939
175              PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Woodshire
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1999

JOHN F.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                   $439.82         $180,000
CUNNINGHAM       Director, QSGI, Inc. (technology services company).
Birth Date:
March 5,         OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
1943             Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston
353 El           College.
Brillo Way
Palm Beach,      PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
FL               (computer storage systems); Chairman of the Board and Chief Executive Officer,
TRUSTEE          Computer Consoles, Inc.; President and Chief Operating Officer, Wang
Began            Laboratories; Director, First National Bank of Boston; Director, Apollo Computer,
serving:         Inc.
January 1999

PETER E.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $439.82         $180,000
MADDEN
Birth Date:      OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942             PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court;
One Royal        President, State Street Bank and Trust Company and State Street Corporation
Palm Way         (retired); Director, VISA USA and VISA International; Chairman and Director,
100 Royal        Massachusetts Bankers Association; Director, Depository Trust Corporation;
Palm Way         Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1991

CHARLES F.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $483.81         $198,000
MANSFIELD,       Management Consultant.
JR.
Birth Date:      PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,        Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail
1945             Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA
80 South         (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of
Road             Banking and Finance, Frank G. Zarb School of Business, Hofstra University;
Westhampton      Executive Vice President DVC Group, Inc. (marketing, communications and
Beach, NY        technology).
TRUSTEE
Began
serving:
January 1999

JOHN E.          PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                   $586.44         $234,000
MURRAY, JR.,     Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.     Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,     OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932             construction, operations and technical services).
Chancellor,
Duquesne         PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University       University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,      University School of Law.
PA
TRUSTEE
Began
serving:
February
1995

THOMAS M.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $330.12          $45,000
O'NEILL          Managing Director and Partner, Navigator Management Company, L.P. (investment and
Birth Date:      strategic consulting).
June 14,
1951             OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers,
95 Standish      Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Street
P.O. Box         PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and
2779             Chief Investment Officer, Fleet Investment Advisors; President and Chief
Duxbury, MA      Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman,
TRUSTEE          Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam
Began            Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.
serving:
October 2006
MARJORIE P.      PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex.                 $439.82         $180,000
SMUTS
Birth Date:      PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator;
June 21,         National Spokesperson, Aluminum Company of America; television producer;
1935             President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1988

JOHN S.          PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;                 $439.82         $180,000
WALSH            President and Director, Heat Wagon, Inc. (manufacturer of construction temporary
Birth Date:      heaters); President and Director, Manufacturers Products, Inc. (distributor of
November 28,     portable construction heaters); President, Portable Heater Parts, a division of
1957             Manufacturers Products, Inc.
2604 William
Drive            PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999
JAMES F.         PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex; Prior           $439.82         $134,416
WILL             to June 2006, Vice Chancellor and President, Saint Vincent College.
Birth Date:
October 12,      OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
1938
721 E.           PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.;
McMurray         President and Chief Executive Officer, Cyclops Industries; President and Chief
Road             Operating Officer, Kaiser Steel Corporation.
McMurray PA
TRUSTEE
Began
serving:
April 2006

OFFICERS**

NAME
BIRTH DATE
POSITIONS
HELD WITH
TRUST       PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
DATE
SERVICE
BEGAN
JOHN W.     PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive
MCGONIGLE   Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26, PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director,
1938        Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
AND
SECRETARY
Began
serving:
October
1988

RICHARD A.  PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President,
NOVAK       Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services,
Birth Date: Inc. and Southpointe Distribution Services, Inc.
December
25, 1963    PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held
TREASURER   various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Began
serving:
January
2006

RICHARD B.  PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER      Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17,     PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
1923        President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.
VICE
PRESIDENT
Began
serving:
October
1988
BRIAN P.    PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President
BOUDA       and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda
Birth Date: joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
February
28, 1947
CHIEF
COMPLIANCE
OFFICER AND
SENIOR VICE
PRESIDENT
Began
serving:
August 2004

DEBORAH A.  PRINCIPAL OCCUPATIONS:  Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994.  She was named
CUNNINGHAM  Chief Investment Officer of money market products in 2004 a. She joined Federated in 1981 and has been a Senior
Birth Date: Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial
September   Analyst and received her M.S.B.A. in Finance from Robert Morris College.
15, 1959
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

MARY JO     PRINCIPAL OCCUPATIONS:  Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004.
OCHSON      She joined Federated in 1982 and has been a Senior Portfolio Manager since 1996.  Ms. Ochson is a Chartered Financial
Birth Date: Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
September
12, 1953
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

SUSAN R.    PRINCIPAL OCCUPATIONS: Susan R. Hill has been the Fund's Portfolio Manager since July 1993.  She is Vice President of
HILL        the Trust.   Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice
Birth Date: President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice
June 20,    President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994
1963        until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie
VICE        Mellon University.
PRESIDENT
Began
serving:
May 2004

PAIGE M.    PRINCIPAL OCCUPATIONS: Paige M. Wilhelm is Vice President of the Trust.  Ms. Wilhelm joined Federated in 1985 and has
WILHELM     been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager.  She is
Birth Date: responsible for portfolio management and research in the fixed-income area concentrating on taxable money market
May 28,     instruments.  Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor;
1962        Performance Analyst, Federated Investment Counseling.  Ms. Wilhelm is a member of the CFA Society of Pittsburgh and
VICE        received her B.S. from Indiana University and her M.B.A. from Duquesne University.
PRESIDENT
Began
serving:
August 2006

**Officers do not receive any compensation from the Fund.

In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.

COMMITTEES OF THE BOARD

                                                                                                                           MEETINGS
BOARD          COMMITTEE                                                                                                   HELD
COMMITTEE      MEMBERS          COMMITTEE FUNCTIONS                                                                        DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR

EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may exercise      Two
               Donahue          all the powers of the full Board in the management and direction of the business and
               John E.          conduct of the affairs of the Trust in such manner as the Executive Committee shall
               Murray, Jr.,     deem to be in the best interests of the Trust.  However, the Executive Committee
               J.D., S.J.D.     cannot elect or remove Board members, increase or decrease the number of Trustees,
               John S.          elect or remove any Officer, declare dividends, issue shares or recommend to
               Walsh            shareholders any action requiring shareholder approval.

AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial            Seven
               Bigley           reporting process of the Fund, the Fund`s internal control over financial reporting,
               John T.          and the quality, integrity and independent audit of the Fund `s financial statements.
               Conroy, Jr.      The Committee also oversees or assists the Board with the oversight of compliance with
               Nicholas P.      legal requirements relating to those matters, approves the engagement and reviews the
               Constantakis     qualifications, independence and performance of the Fund`s independent registered
               Charles F.       public accounting firm, acts as a liaison between the independent registered public
               Mansfield,       accounting firm and the Board and reviews the Fund`s internal audit function.
               Jr.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees, selects       One
               Bigley           and nominates persons for election to the Fund`s Board when vacancies occur. The
               John T.          Committee will consider candidates recommended by shareholders, Independent Trustees,
               Conroy, Jr.      officers or employees of any of the Fund`s agents or service providers and counsel to
               Nicholas P.      the Fund. Any shareholder who desires to have an individual considered for nomination
               Constantakis     by the Committee must submit a recommendation in writing to the Secretary of the Fund,
               John F.          at the Fund's address appearing on the back cover of this Statement of Additional
               Cunningham       Information. The recommendation should include the name and address of both the
               Peter E.         shareholder and the candidate and detailed information concerning the candidate's
               Madden           qualifications and experience. In identifying and evaluating candidates for
               Charles F.       consideration, the Committee shall consider such factors as it deems appropriate.
               Mansfield,       Those factors will ordinarily include:  integrity, intelligence, collegiality,
               Jr.              judgment, diversity, skill, business and other experience, qualification as an
               John E.          "Independent Trustee" the existence of material relationships which may create the
               Murray, Jr.      appearance of a lack of independence, financial or accounting knowledge and
               Thomas M.        experience, and dedication and willingness to devote the time and attention necessary
               O'Neill          to fulfill Board responsibilities.
               Marjorie P.
               Smuts
               John S.
               Walsh
               James F.
               Will

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2006

                                                           DOLLAR RANGE OF                AGGREGATE
                                                              SHARES OWNED          DOLLAR RANGE OF
                                      IN  AUTOMATED GOVERNMENT MONEY TRUST          SHARES OWNED IN
INTERESTED                                                                      FEDERATED FAMILY OF
BOARD MEMBER NAME                                                              INVESTMENT COMPANIES

John F. Donahue                                                       None            Over $100,000
J. Christopher Donahue                                                None            Over $100,000
Lawrence D. Ellis, M.D.                                    $1.00 - $10,000            Over $100,000

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                                                      None            Over $100,000
John T. Conroy, Jr.                                                   None            Over $100,000
Nicholas P. Constantakis                                              None            Over $100,000
John F. Cunningham                                                    None            Over $100,000
Peter E. Madden                                                       None            Over $100,000
Charles F. Mansfield, Jr.                                             None            Over $100,000
John E. Murray, Jr., J.D., S.J.D.                                     None            Over $100,000
Thomas M. O'Neill                                                     None            Over $100,000
Marjorie P. Smuts                                                     None            Over $100,000
John S. Walsh                                                         None            Over $100,000
James F. Will                                                         None                     None


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICIES
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

PROXY VOTING PROCEDURES
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions.  The Proxy Committee directs ISS by means of Proxy
Voting Guidelines, and ISS may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.  The Adviser's proxy voting procedures generally permit the Proxy
Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

CONFLICTS OF INTEREST
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

PROXY VOTING REPORT

A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available from Federated's website at
FederatedInvestors.com.  To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under
"Related Information", then select the appropriate link opposite the name of the
Fund; or select the name of the Fund and, from the Fund's page, click on the
"Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.


PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include the effective average maturity of the Fund's portfolio and percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.


To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link.

You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under
"Related Information" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.


The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund.  The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the
Fund and most of the other Federated funds:

                               AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE            NET ASSETS OF THE FEDERATED FUNDS
 0.150 of 1%                   on the first $5 billion
 0.125 of 1%                   on the next $5 billion
 0.100 of 1%                   on the next $10 billion
 0.075 of 1%                   on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-
pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst & Young
LLP, conducts its audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
 FOR THE YEAR ENDED JULY 31           2007        2006              2005
 Advisory Fee Earned            $2,689,502     $3,344,961     $4,138,947
 Advisory Fee Reduction         1,580,823      1,790,994      2,366,241
 Administrative Fee             409,880        509,772        630,775
 Shareholder Services Fee       1,322,332      --             --

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year periods ended
July 31, 2007.

Yield and Effective Yield are given for the 7-day period ended July 31, 2007.

                     7-DAY PERIOD     1 YEAR  5 YEARS     10 YEARS

 Total Return        N/A              4.76%   2.31%       3.32%
 Yield               4.67%            N/A     N/A         N/A
 Effective Yield     4.78%            N/A     N/A         N/A

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated  to  providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated  is  a firm with independent research, product  breadth  and  industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global  clients  through  a disciplined investment process and an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

EQUITIES

As  of  December  31,  2006,  Federated  managed   48   equity   funds  totaling
approximately  $28.7  billion  in  assets  across growth, value, equity  income, international, index and sector allocation styles.

TAXABLE FIXED-INCOME
As  of December 31, 2006, Federated managed 35  taxable  bond  funds  including:
high-yield,  multi-sector,  mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $15.2 billion.

TAX FREE FIXED-INCOME
As  of  December  31, 2006, Federated  managed  14  municipal  bond  funds  with approximately $2.9  billion  in  assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

MONEY MARKET FUNDS
As of December 31, 2006, Federated  managed  $155.2  billion in assets across 51 money market funds, including 17 government, 11 prime,  22 municipal and 1 euro-
denominated  with  assets  approximating  $63.5  billion, $64.0  billion,  $27.6 billion and $82.9 million.

The  Chief  Investment  Officers  responsible  for  oversight   of  the  various
investment  sectors  within  Federated  are:  Stephen  F. Auth, CFA, for  Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA,
for  Tax  Free Fixed-Income; and Deborah A. Cunningham, CFA,  for  Money  Market
Funds.


FINANCIAL INFORMATION


The Financial Statements for the Fund for the fiscal year ended July 31, 2007 are incorporated herein by reference to the Annual Report to Shareholders of
Automated Government Money Trust dated July 31, 2007.


ADDRESSES

AUTOMATED GOVERNMENT MONEY TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX


The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
Citibank, N.A.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg

Factset

Institutional Shareholder Services, Inc.

SECURITY PRICING SERVICES
Reuters

Standard & Poor's

FT Interactive Data

Bear Stearns

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.

Lipper

Morningstar

NASDAQ

Value Line

Wiesenberger/Thomson Financial

OTHER
Investment Company Institute

Astec Consulting Group, Inc.


FEDERATED GOVERNMENT RESERVES FUND

A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST

STATEMENT OF ADDITIONAL INFORMATION


SEPTEMBER 30, 2007

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Federated Government Reserves Fund
(Fund), dated September 30, 2007.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.


                                         CONTENTS
                                         How is the Fund Organized?.............
                                         Securities in Which the Fund Invests...
                                         How is the Fund Sold?..................
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Fund?.............................8
                                         How Does the Fund Measure Performance?.
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Addresses..............................
                                         Appendix...............................

Federated Government Reserves Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FEDERATEDINVESTORS.COM
or call 1-800-341-7400.
Federated Securities Corp., Distributor

31535 (9/07)

Federated is a registered mark
of Federated Investors, Inc.
2007 {copyright}Federated Investors, Inc.

                                -0-

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund was established as a portfolio of the Trust on December 31, 2004.

The Fund's investment adviser is Federated Investment Management Company
(Adviser).

SECURITIES IN WHICH THE FUND INVESTS


The principal securities in which the Fund may invest are described in the prospectus.  In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:


SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The Fund may invest in the following types of fixed income securities:

U.S. TREASURY SECURITIES
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution

Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce prepayment risks.

ZERO COUPON SECURITIES
Certain U.S. Treasury or agency securities in which the Fund invests may be zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest
(referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

CALLABLE SECURITIES

Certain U.S. Treasury and agency securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.


MORTGAGE-BACKED SECURITIES
Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is pass-
through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to additional expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

SPECIAL TRANSACTIONS

INTER-FUND BORROWING AND LENDING ARRANGEMENTS

The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund.  Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-
term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan
Rate.


REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by

the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy.  In return, the Fund receives cash or liquid securities from the borrower as collateral.  The borrower must furnish additional collateral if the market value of the loaned securities increases.  Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund.  However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities while they are on loan.
However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the
Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.  The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.



ASSET SEGREGATION
In order to secure its obligations in connection with special transactions, the
Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction.  This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

LEVERAGE RISKS
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

PREPAYMENT RISKS
Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-
backed securities include both interest and a partial payment of principal.
Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage-backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed income securities.


CALL RISKS
Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price.  An increase in the likelihood of a call may reduce the security's price.  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

RISKS ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser.  Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities.  Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and Investment Allocation."


FUNDAMENTAL INVESTMENT OBJECTIVE
The investment objective of the Fund is current income consistent with the stability of principal and liquidity. This investment objective cannot be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

DIVERSIFICATION
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer. As a matter of non-fundamental policy, the Fund Complies with the diversification requirements of Rule 2a-7, which are more rigorous.

BORROWING MONEY AND ISSUING SENIOR SECURITIES
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

INVESTING IN REAL ESTATE
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD
WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL
CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PLEDGING ASSETS
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

PURCHASES ON MARGIN
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

ILLIQUID SECURITIES
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell
Shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan.  The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred.
Therefore, it may take the Distributor a number of years to recoup these expenses.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While National Association of
Securities Dealers (NASD) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.


As of September 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Pershing, Jersey City,
NJ, owned approximately 9,374,785,219 Shares (99.99)%.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Pershing is organized in the state of Delaware and is a subsidiary of the Bank of New York Company; organized in the state of New York.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The  Board  is  responsible  for  managing  the Trust's business affairs and for exercising all the Trust's powers except those  reserved  for  the shareholders.
The  following  tables give information about each Board member and  the  senior officers of the Fund.  Where  required, the tables separately list Board members who are "interested persons" of  the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent"  Board  members). Unless otherwise noted, the  address of each person listed is Federated Investors  Tower,  1001  Liberty
Avenue,  Pittsburgh,  PA.   As  of  December  31,  2006,  the Trust comprised 40
portfolios, and the Federated Fund Complex consisted of 45  investment companies
(comprising  148  portfolios). Unless otherwise noted, each Officer  is  elected annually. Unless otherwise  noted,  each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.



As of September 5, 2007, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND       FROM TRUST
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL              AND
TRUST                                                                                                         YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
JOHN F.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0               $0
DONAHUE*         Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund
Birth Date:      Complex's Executive Committee.
July 28,
1924             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated
TRUSTEE          Investment Management Company and Chairman and Director, Federated Investment
Began            Counseling.
serving:
October 1988

J.               PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated               $0               $0
CHRISTOPHER      Fund Complex; Director or Trustee of some of the Funds in the Federated Fund
DONAHUE*         Complex; President, Chief Executive Officer and Director, Federated Investors,
Birth Date:      Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee,
April 11,        Federated Investment Counseling; Chairman and Director, Federated Global
1949             Investment Management Corp.; Chairman, Federated Equity Management Company of
PRESIDENT        Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
AND TRUSTEE      Federated); Trustee, Federated Shareholder Services Company; Director, Federated
Began            Services Company.
serving:
April 1989       PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                 Chief Executive Officer, Federated Investment Management Company, Federated
                 Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $5,881.41         $180,000
ELLIS, M.D.*     Professor of Medicine, University of Pittsburgh; Medical Director, University of
Birth Date:      Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist,
October 11,      University of Pittsburgh Medical Center.
1932
3471 Fifth       OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of
Avenue           America.
Suite 1111
Pittsburgh,      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of
PA               Pittsburgh Medical Center.
TRUSTEE
Began
serving:
October 1988

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND       FROM TRUST
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL              AND
TRUST                                                                                                         YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
THOMAS G.        PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $6,469.57         $198,000
BIGLEY
Birth Date:      OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,      Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old           PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Timber Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
November
1994

JOHN T.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $6,469.57         $198,000
CONROY, JR.      Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:      private real estate ventures in Southwest Florida.
June 23,
1937             PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Investment       President, John R. Wood and Associates, Inc., Realtors; President, Naples
Properties       Property Management, Inc. and Northgate Village Development Corporation.
Corporation
3838 North
Tamiami
Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1991

NICHOLAS P.      PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $6,469.57         $198,000
CONSTANTAKIS
Birth Date:      OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,     Baker Corporation (engineering and energy services worldwide).
1939
175              PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Woodshire
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1999

JOHN F.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                 $5,881.41         $180,000
CUNNINGHAM       Director, QSGI, Inc. (technology services company).
Birth Date:
March 5,         OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
1943             Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston
353 El           College.
Brillo Way
Palm Beach,      PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
FL               (computer storage systems); Chairman of the Board and Chief Executive Officer,
TRUSTEE          Computer Consoles, Inc.; President and Chief Operating Officer, Wang
Began            Laboratories; Director, First National Bank of Boston; Director, Apollo Computer,
serving:         Inc.
January 1999

PETER E.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $5,881.41         $180,000
MADDEN
Birth Date:      OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942             PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court;
One Royal        President, State Street Bank and Trust Company and State Street Corporation
Palm Way         (retired); Director, VISA USA and VISA International; Chairman and Director,
100 Royal        Massachusetts Bankers Association; Director, Depository Trust Corporation;
Palm Way         Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1991

CHARLES F.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $6,469.57         $198,000
MANSFIELD,       Management Consultant.
JR.
Birth Date:      PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,        Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail
1945             Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA
80 South         (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of
Road             Banking and Finance, Frank G. Zarb School of Business, Hofstra University;
Westhampton      Executive Vice President DVC Group, Inc. (marketing, communications and
Beach, NY        technology).
TRUSTEE
Began
serving:
January 1999

JOHN E.          PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                 $7,841.95         $234,000
MURRAY, JR.,     Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.     Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,     OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932             construction, operations and technical services).
Chancellor,
Duquesne         PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University       University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,      University School of Law.
PA
TRUSTEE
Began
serving:
February
1995

THOMAS M.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $4,525.19          $45,000
O'NEILL          Managing Director and Partner, Navigator Management Company, L.P. (investment and
Birth Date:      strategic consulting).
June 14,
1951             OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers,
95 Standish      Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Street
P.O. Box         PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and
2779             Chief Investment Officer, Fleet Investment Advisors; President and Chief
Duxbury, MA      Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman,
TRUSTEE          Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam
Began            Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.
serving:
October 2006
MARJORIE P.      PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex.               $5,881.41         $180,000
SMUTS
Birth Date:      PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator;
June 21,         National Spokesperson, Aluminum Company of America; television producer;
1935             President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1988

JOHN S.          PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;               $5,881.41         $180,000
WALSH            President and Director, Heat Wagon, Inc. (manufacturer of construction temporary
Birth Date:      heaters); President and Director, Manufacturers Products, Inc. (distributor of
November 28,     portable construction heaters); President, Portable Heater Parts, a division of
1957             Manufacturers Products, Inc.
2604 William
Drive            PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999
JAMES F.         PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex; Prior         $5,881.41         $134,416
WILL             to June 2006, Vice Chancellor and President, Saint Vincent College.
Birth Date:
October 12,      OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
1938
721 E.           PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.;
McMurray         President and Chief Executive Officer, Cyclops Industries; President and Chief
Road             Operating Officer, Kaiser Steel Corporation.
McMurray PA
TRUSTEE
Began
serving:
April 2006

OFFICERS**

NAME
BIRTH DATE
POSITIONS
HELD WITH
TRUST       PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
DATE
SERVICE
BEGAN
JOHN W.     PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive
MCGONIGLE   Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26, PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director,
1938        Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
AND
SECRETARY
Began
serving:
October
1988

RICHARD A.  PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President,
NOVAK       Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services,
Birth Date: Inc. and Southpointe Distribution Services, Inc.
December
25, 1963    PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held
TREASURER   various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Began
serving:
January
2006

RICHARD B.  PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER      Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17,     PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
1923        President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.
VICE
PRESIDENT
Began
serving:
October
1988
BRIAN P.    PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President
BOUDA       and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda
Birth Date: joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
February
28, 1947
CHIEF
COMPLIANCE
OFFICER AND
SENIOR VICE
PRESIDENT
Began
serving:
August 2004

DEBORAH A.  PRINCIPAL OCCUPATIONS:  Deborah A. Cunningham has been the Fund's Portfolio Manager since December 2004.  She was named
CUNNINGHAM  Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio
Birth Date: Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst
September   and received her M.S.B.A. in Finance from Robert Morris College.
15, 1959
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

MARY JO     PRINCIPAL OCCUPATIONS:  Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004.
OCHSON      She joined Federated in 1982 and has been a Senior Portfolio Manager since 1996.  Ms. Ochson is a Chartered Financial
Birth Date: Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
September
12, 1953
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

SUSAN R.    PRINCIPAL OCCUPATIONS: Susan R. Hill has been the Fund's Portfolio Manager since December 2004.  She is Vice President
HILL        of the Trust.   Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice
Birth Date: President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice
June 20,    President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994
1963        until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie
VICE        Mellon University.
PRESIDENT
Began
serving:
May 2004

PAIGE M.    PRINCIPAL OCCUPATIONS: Paige M. Wilhelm is Vice President of the Trust.  Ms. Wilhelm joined Federated in 1985 and has
WILHELM     been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager.  She is
Birth Date: responsible for portfolio management and research in the fixed-income area concentrating on taxable money market
May 28,     instruments.  Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor;
1962        Performance Analyst, Federated Investment Counseling.  Ms. Wilhelm is a member of the CFA Society of Pittsburgh and
VICE        received her B.S. from Indiana University and her M.B.A. from Duquesne University.
PRESIDENT
Began
serving:
August 2006

**Officers do not receive any compensation from the Fund.

In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.

COMMITTEES OF THE BOARD

                                                                                                                           MEETINGS
BOARD          COMMITTEE                                                                                                   HELD
COMMITTEE      MEMBERS          COMMITTEE FUNCTIONS                                                                        DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR

EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may exercise      Two
               Donahue          all the powers of the full Board in the management and direction of the business and
               John E.          conduct of the affairs of the Trust in such manner as the Executive Committee shall
               Murray, Jr.,     deem to be in the best interests of the Trust.  However, the Executive Committee
               J.D., S.J.D.     cannot elect or remove Board members, increase or decrease the number of Trustees,
               John S.          elect or remove any Officer, declare dividends, issue shares or recommend to
               Walsh            shareholders any action requiring shareholder approval.

AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial            Seven
               Bigley           reporting process of the Fund, the Fund`s internal control over financial reporting,
               John T.          and the quality, integrity and independent audit of the Fund `s financial statements.
               Conroy, Jr.      The Committee also oversees or assists the Board with the oversight of compliance with
               Nicholas P.      legal requirements relating to those matters, approves the engagement and reviews the
               Constantakis     qualifications, independence and performance of the Fund`s independent registered
               Charles F.       public accounting firm, acts as a liaison between the independent registered public
               Mansfield,       accounting firm and the Board and reviews the Fund`s internal audit function.
               Jr.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees, selects       One
               Bigley           and nominates persons for election to the Fund`s Board when vacancies occur. The
               John T.          Committee will consider candidates recommended by shareholders, Independent Trustees,
               Conroy, Jr.      officers or employees of any of the Fund`s agents or service providers and counsel to
               Nicholas P.      the Fund. Any shareholder who desires to have an individual considered for nomination
               Constantakis     by the Committee must submit a recommendation in writing to the Secretary of the Fund,
               John F.          at the Fund's address appearing on the back cover of this Statement of Additional
               Cunningham       Information. The recommendation should include the name and address of both the
               Peter E.         shareholder and the candidate and detailed information concerning the candidate's
               Madden           qualifications and experience. In identifying and evaluating candidates for
               Charles F.       consideration, the Committee shall consider such factors as it deems appropriate.
               Mansfield,       Those factors will ordinarily include:  integrity, intelligence, collegiality,
               Jr.              judgment, diversity, skill, business and other experience, qualification as an
               John E.          "Independent Trustee" the existence of material relationships which may create the
               Murray, Jr.      appearance of a lack of independence, financial or accounting knowledge and
               Thomas M.        experience, and dedication and willingness to devote the time and attention necessary
               O'Neill          to fulfill Board responsibilities.
               Marjorie P.
               Smuts
               John S.
               Walsh
               James F.
               Will

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2006

                                                             DOLLAR RANGE OF                AGGREGATE
                                                                SHARES OWNED          DOLLAR RANGE OF
                                      IN  FEDERATED GOVERNMENT RESERVES FUND          SHARES OWNED IN
INTERESTED                                                                        FEDERATED FAMILY OF
BOARD MEMBER NAME                                                                INVESTMENT COMPANIES

John F. Donahue                                                         None            Over $100,000
J. Christopher Donahue                                                  None            Over $100,000
Lawrence D. Ellis, M.D.                                                 None            Over $100,000

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                                                        None            Over $100,000
John T. Conroy, Jr.                                                     None            Over $100,000
Nicholas P. Constantakis                                                None            Over $100,000
John F. Cunningham                                                      None            Over $100,000
Peter E. Madden                                                         None            Over $100,000
Charles F. Mansfield, Jr.                                               None            Over $100,000
John E. Murray, Jr., J.D., S.J.D.                                       None            Over $100,000
Thomas M. O'Neill                                                       None            Over $100,000
Marjorie P. Smuts                                                       None            Over $100,000
John S. Walsh                                                           None            Over $100,000
James F. Will                                                           None                     None


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICIES
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

PROXY VOTING PROCEDURES
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions.  The Proxy Committee directs ISS by means of Proxy
Voting Guidelines, and ISS may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.  The Adviser's proxy voting procedures generally permit the Proxy
Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

CONFLICTS OF INTEREST
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

PROXY VOTING REPORT
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website.  Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month  is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of the Funds' top ten holdings, effective average maturity and/or percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.


To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link.  A user is required to register on the website the first time the user accesses this information.


You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund.  The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the
Fund and most of the other Federated funds:

                        AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE     NET ASSETS OF THE FEDERATED FUNDS
 0.150 of 1%            on the first $5 billion
 0.125 of 1%            on the next $5 billion
 0.100 of 1%            on the next $10 billion
 0.075 of 1%            on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-
pocket expenses.

CUSTODIAN
The Bank of New York, New York, New York, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst & Young
LLP, conducts its audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
 FOR THE YEAR ENDED JULY 31            2007        2006              2005*
 Advisory Fee Earned            $25,269,636     $20,555,678     $3,926,526
 Advisory Fee Reduction         16,384,459      13,307,468      2,751,101
 Brokerage Commissions          0               0               0
 Administrative Fee             6,418,487       5,221,142       997,336
 12b-1 Fee                      37,904,453      --              --
 Shareholder Services Fee       21,058,030      --              --

* FOR THE PERIOD FROM FEBRUARY 25, 2005 (COMMENCEMENT OF OPERATION) TO JULY 31,
2005.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year and Start of Performance periods ended
July 31, 2007.

Yield and Effective Yield are given for the 7-day period ended July 31, 2007.

                                                 START OF
                                                 PERFORMANCE ON
                     7-DAY PERIOD     1 YEAR     FEBRUARY 25, 2005
 Total Return        N/A              4.41%      3.60%
 Yield               4.36%            N/A        N/A
 Effective Yield     4.45%            N/A        N/A

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated  to  providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated  is  a firm with independent research, product  breadth  and  industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global  clients  through  a disciplined investment process and an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

EQUITIES

As  of  December  31,  2006,  Federated  managed   48   equity   funds  totaling
approximately  $28.7  billion  in  assets  across growth, value, equity  income, international, index and sector allocation styles.

TAXABLE FIXED-INCOME
As  of December 31, 2006, Federated managed 35  taxable  bond  funds  including:
high-yield,  multi-sector,  mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $15.2 billion.

TAX FREE FIXED-INCOME
As  of  December  31, 2006, Federated  managed  14  municipal  bond  funds  with approximately $2.9  billion  in  assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

MONEY MARKET FUNDS
As of December 31, 2006, Federated  managed  $155.2  billion in assets across 51 money market funds, including 17 government, 11 prime,  22 municipal and 1 euro-
denominated  with  assets  approximating  $63.5  billion, $64.0  billion,  $27.6 billion and $82.9 million.

The  Chief  Investment  Officers  responsible  for  oversight   of  the  various
investment  sectors  within  Federated  are:  Stephen  F. Auth, CFA, for  Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA,
for  Tax  Free Fixed-Income; and Deborah A. Cunningham, CFA,  for  Money  Market
Funds.


FINANCIAL INFORMATION


The Financial Statements for the Fund for the fiscal year ended July 31, 2007, are incorporated herein by reference to the Annual Report to Shareholders of
Federated Government Reserves Fund dated July 31, 2007.


ADDRESSES

FEDERATED GOVERNMENT RESERVES FUND

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX


The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
Bank of New York

SECURITIES LENDING AGENT
N/A

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset
Institutional Shareholder Services, Inc.

SECURITY PRICING SERVICES
None

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.

Lipper

Morningstar

NASDAQ

Value Line

Wiesenberger/Thomson Financial

OTHER
Investment Company Institute
Astec Consulting Group, Inc.

FEDERATED MASTER TRUST

A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST

STATEMENT OF ADDITIONAL INFORMATION


SEPTEMBER 30, 2007

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Federated Master Trust (Fund), dated
September 30, 2007.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.


                                         CONTENTS
                                         How is the Fund Organized?.............
                                         Securities in Which the Fund Invests...
                                         How is the Fund Sold?..................
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Fund?..............................
                                         How Does the Fund Measure Performance?.
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Investment Ratings.....................
                                         Addresses..............................
                                         Appendix...............................
Federated Master Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FEDERATEDINVESTORS.COM
or call 1-800-341-7400.
Federated Securities Corp., Distributor

8010411B (9/07)

Federated is a registered mark
of Federated Investors, Inc.
2007 {copyright}Federated Investors, Inc.

                                -0-

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on October 30, 1975, was reorganized as a portfolio of the Trust on April 26, 1999.

The Fund's investment adviser is Federated Investment Management Company
(Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following describes the types of fixed-income securities in which the Fund may invest:

U.S. TREASURY SECURITIES
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation and Washington Metropolitan Area Transit
Authority Bonds.
Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association and Tennessee Valley Authority in support of such obligations.
A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation and Resolution
Funding Corporation.
Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

CORPORATE DEBT SECURITIES
Corporate debt securities are fixed-income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MUNICIPAL SECURITIES
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

ASSET-BACKED SECURITIES
Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-
backed security. Asset-backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset-backed securities may have prepayment risks.

ZERO COUPON SECURITIES
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

CALLABLE SECURITIES
Certain fixed-income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities represent interests in pools or mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable rates. Interests in pools of adjustable rate mortgages are known as ARMs.

BANK INSTRUMENTS
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.
Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.
The Fund will not invest in instruments of domestic and foreign banks and savings and loans unless they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund of the Savings Association Insurance Fund which are administered by the Federal Deposit Insurance Corporation. These instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of Deposit and
Euro-dollar Time Deposits.
For purposes of applying the Fund's concentration limitation, bank instruments also include fixed-income securities credit enhanced by a bank.

INSURANCE CONTRACTS
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed-income securities.

CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States.
The Fund considers an issuer to be based outside the United States if:
{circle}it is organized under the laws of, or has a principal office located in, another country;

{circle}the principal trading market for its securities is in another country; or

   {circle}it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash.
These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment.  However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.  The Fund may invest in money market securities directly.


SPECIAL TRANSACTIONS

INTER-FUND BORROWING AND LENDING ARRANGEMENTS
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board of Trustees (Board), and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-
term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan
Rate.


SECURITIES LENDING
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy.  In return, the Fund receives cash or liquid securities from the borrower as collateral.  The borrower must furnish additional collateral if the market value of the loaned securities increases.  Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund.  However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities while they are on loan.
However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the
Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.  The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate and credit risks.


DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

ASSET SEGREGATION
In order to secure its obligations in connection with special transactions, the
Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction.  This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.


INVESTMENT RATINGS
The ratings categories of a nationally recognized statistical rating organization (NRSRO) are determined without regard for sub-categories and gradations. For example, securities rated A-1+ or A-1 by Standard & Poor's
(S&P), Prime-1 by Moody's Investors Service (Moody's), F-1+ or F-1 by Fitch
Ratings (Fitch) or R-1(high), R-1 (middle) or R-1 (low) by Dominion Bond Rating
Service (DBRS) are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in the highest short-term rating category. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


CREDIT RISKS
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed-income securities receive credit ratings from services such as
  Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate.  The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
  measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the
  Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


RISKS OF FOREIGN INVESTING
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
U.S. investors.

CALL RISKS
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS
Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on asset-
backed securities include both interest and a partial payment of principal.
Partial payments of principal may be comprised of scheduled principal payments as well as unscheduled payments from voluntary prepayment, refinancing, or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.


RISKS ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser.  Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities.  Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and Investment Allocation."


FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES
The Fund's fundamental investment objective is current income consistent with stability of principal.
The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations.
Money market instruments include, but are not limited to, U.S. Treasury Bills, all other marketable obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, instruments of banks and savings and loans which are members of the Federal Deposit Insurance Corporation (such as certificates of deposit, demand and time deposits, savings shares and bankers'
acceptances), repurchase agreements, prime commercial paper, including variable amount demand master notes, and instruments secured by such obligations.

The Fund may purchase money market instruments, including bank instruments and commercial paper, which are not rated but are determined by the Board or its designee to be of comparable quality to the other bank or corporate obligations in which the Fund may invest.
The fundamental investment objective and policies may not be changed by the
Board without shareholder approval.

INVESTMENT LIMITATIONS

DIVERSIFICATION
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies)
if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

PURCHASES ON MARGIN
The Fund will not purchase any securities on margin but it may obtain such short-term credits as may be necessary for clearance of purchase and sales of securities.

DELAYED DELIVERY TRANSACTIONS
The Fund may purchase and dispose of U.S. Government securities before the issuance thereof. The Fund may also purchase U.S. Government securities on a delayed delivery basis. The settlement dates of these transactions shall be determined by the mutual agreement of the parties.

INVESTING IN REAL ESTATE
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

SELLING SHORT
The Fund will not sell any securities short.

INVESTING IN COMMODITIES
The Fund will not invest in commodities, commodity contracts or real estate, except that the Fund may purchase money market instruments issued by companies, which invest in real estate or interests therein.

UNDERWRITING
The Fund will not engage in underwriting of securities issued by others.

LENDING
The Fund will not make loans to other persons; provided, however, that the purchase or holding of money market instruments, to include repurchase agreements and variable amount demand master notes, in accordance with the
Fund's investment objective and policies, shall not constitute the making of a loan.

CONCENTRATION
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
INVESTMENT COMPANY ACT OF 1940 (1940 ACT). THE FOLLOWING LIMITATIONS, HOWEVER,
MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE
NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PLEDGING ASSETS
The Fund will not mortgage, pledge or hypothecate assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of the total assets at the time of the pledge.

ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board, non-negotiable time deposits, and repurchase agreements that the Fund cannot dispose of within seven days.

RESTRICTED SECURITIES
The Fund may invest in securities subject to restriction on resale under the federal securities laws.

INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
In applying the Fund's concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry;
(b) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the
Fund will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

If a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While Financial Industry
Regulatory Authority (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other
Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the
Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.


SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: BancTrust Company,
Inc., Brewton, AL, owned approximately 37,469,774 Shares (16.51)%; Pershing,
Jersey City, NJ, owned approximately 36,555,803 Shares (16.11)% and Wells Fargo
Bank, NA, Minneapolis, MN, owned approximately 20,286,659 Shares (8.94)%.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The  Board  is  responsible  for  managing  the Trust's business affairs and for exercising all the Trust's powers except those  reserved  for  the shareholders.
The  following  tables give information about each Board member and  the  senior officers of the Fund.  Where  required, the tables separately list Board members who are "interested persons" of  the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent"  Board  members). Unless otherwise noted, the  address of each person listed is Federated Investors  Tower,  1001  Liberty
Avenue,  Pittsburgh,  PA.   As  of  December  31,  2006,  the Trust comprised 40
portfolios, and the Federated Fund Complex consisted of 45  investment companies
(comprising  148  portfolios). Unless otherwise noted, each Officer  is  elected annually. Unless otherwise  noted,  each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 5, 2007, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND       FROM TRUST
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL              AND
TRUST                                                                                                         YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
JOHN F.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0               $0
DONAHUE*         Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund
Birth Date:      Complex's Executive Committee.
July 28,
1924             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated
TRUSTEE          Investment Management Company and Chairman and Director, Federated Investment
Began            Counseling.
serving:
October 1988

J.               PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated               $0               $0
CHRISTOPHER      Fund Complex; Director or Trustee of some of the Funds in the Federated Fund
DONAHUE*         Complex; President, Chief Executive Officer and Director, Federated Investors,
Birth Date:      Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee,
April 11,        Federated Investment Counseling; Chairman and Director, Federated Global
1949             Investment Management Corp.; Chairman, Federated Equity Management Company of
PRESIDENT        Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
AND TRUSTEE      Federated); Trustee, Federated Shareholder Services Company; Director, Federated
Began            Services Company.
serving:
April 1989       PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                 Chief Executive Officer, Federated Investment Management Company, Federated
                 Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $170.71         $180,000
ELLIS, M.D.*     Professor of Medicine, University of Pittsburgh; Medical Director, University of
Birth Date:      Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist,
October 11,      University of Pittsburgh Medical Center.
1932
3471 Fifth       OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of
Avenue           America.
Suite 1111
Pittsburgh,      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of
PA               Pittsburgh Medical Center.
TRUSTEE
Began
serving:
October 1988

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND       FROM TRUST
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL              AND
TRUST                                                                                                         YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
THOMAS G.        PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $187.78         $198,000
BIGLEY
Birth Date:      OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,      Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old           PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Timber Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
November
1994

JOHN T.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $187.78         $198,000
CONROY, JR.      Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:      private real estate ventures in Southwest Florida.
June 23,
1937             PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Investment       President, John R. Wood and Associates, Inc., Realtors; President, Naples
Properties       Property Management, Inc. and Northgate Village Development Corporation.
Corporation
3838 North
Tamiami
Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1991

NICHOLAS P.      PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $187.78         $198,000
CONSTANTAKIS
Birth Date:      OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,     Baker Corporation (engineering and energy services worldwide).
1939
175              PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Woodshire
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1999

JOHN F.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                   $170.71         $180,000
CUNNINGHAM       Director, QSGI, Inc. (technology services company).
Birth Date:
March 5,         OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
1943             Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston
353 El           College.
Brillo Way
Palm Beach,      PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
FL               (computer storage systems); Chairman of the Board and Chief Executive Officer,
TRUSTEE          Computer Consoles, Inc.; President and Chief Operating Officer, Wang
Began            Laboratories; Director, First National Bank of Boston; Director, Apollo Computer,
serving:         Inc.
January 1999

PETER E.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $170.71         $180,000
MADDEN
Birth Date:      OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942             PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court;
One Royal        President, State Street Bank and Trust Company and State Street Corporation
Palm Way         (retired); Director, VISA USA and VISA International; Chairman and Director,
100 Royal        Massachusetts Bankers Association; Director, Depository Trust Corporation;
Palm Way         Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1991

CHARLES F.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $187.78         $198,000
MANSFIELD,       Management Consultant.
JR.
Birth Date:      PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,        Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail
1945             Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA
80 South         (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of
Road             Banking and Finance, Frank G. Zarb School of Business, Hofstra University;
Westhampton      Executive Vice President DVC Group, Inc. (marketing, communications and
Beach, NY        technology).
TRUSTEE
Began
serving:
January 1999

JOHN E.          PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                   $227.61         $234,000
MURRAY, JR.,     Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.     Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,     OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932             construction, operations and technical services).
Chancellor,
Duquesne         PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University       University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,      University School of Law.
PA
TRUSTEE
Began
serving:
February
1995

THOMAS M.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $131.31          $45,000
O'NEILL          Managing Director and Partner, Navigator Management Company, L.P. (investment and
Birth Date:      strategic consulting).
June 14,
1951             OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers,
95 Standish      Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Street
P.O. Box         PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and
2779             Chief Investment Officer, Fleet Investment Advisors; President and Chief
Duxbury, MA      Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman,
TRUSTEE          Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam
Began            Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.
serving:
October 2006
MARJORIE P.      PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex.                 $170.71         $180,000
SMUTS
Birth Date:      PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator;
June 21,         National Spokesperson, Aluminum Company of America; television producer;
1935             President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1988

JOHN S.          PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;                 $170.71         $180,000
WALSH            President and Director, Heat Wagon, Inc. (manufacturer of construction temporary
Birth Date:      heaters); President and Director, Manufacturers Products, Inc. (distributor of
November 28,     portable construction heaters); President, Portable Heater Parts, a division of
1957             Manufacturers Products, Inc.
2604 William
Drive            PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999
JAMES F.         PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex; Prior           $170.71         $134,416
WILL             to June 2006, Vice Chancellor and President, Saint Vincent College.
Birth Date:
October 12,      OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
1938
721 E.           PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.;
McMurray         President and Chief Executive Officer, Cyclops Industries; President and Chief
Road             Operating Officer, Kaiser Steel Corporation.
McMurray PA
TRUSTEE
Began
serving:
April 2006

OFFICERS**

NAME
BIRTH DATE
POSITIONS
HELD WITH
TRUST       PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
DATE
SERVICE
BEGAN
JOHN W.     PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive
MCGONIGLE   Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26, PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director,
1938        Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
AND
SECRETARY
Began
serving:
October
1988

RICHARD A.  PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President,
NOVAK       Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services,
Birth Date: Inc. and Southpointe Distribution Services, Inc.
December
25, 1963    PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held
TREASURER   various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Began
serving:
January
2006

RICHARD B.  PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER      Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17,     PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
1923        President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.
VICE
PRESIDENT
Began
serving:
October
1988
BRIAN P.    PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President
BOUDA       and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda
Birth Date: joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
February
28, 1947
CHIEF
COMPLIANCE
OFFICER AND
SENIOR VICE
PRESIDENT
Began
serving:
August 2004

DEBORAH A.  PRINCIPAL OCCUPATIONS:  Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991.  She was named
CUNNINGHAM  Chief Investment Officer of money market products in 2004 a. She joined Federated in 1981 and has been a Senior
Birth Date: Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial
September   Analyst and received her M.S.B.A. in Finance from Robert Morris College.
15, 1959
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

MARY JO     PRINCIPAL OCCUPATIONS:  Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004.
OCHSON      She joined Federated in 1982 and has been a Senior Portfolio Manager since 1996.  Ms. Ochson is a Chartered Financial
Birth Date: Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
September
12, 1953
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

SUSAN R.    PRINCIPAL OCCUPATIONS: Susan R. Hill is Vice President of the Trust.   Ms. Hill joined Federated in 1990 and has been a
HILL        Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a
Birth Date: Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an
June 20,    Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and
1963        received an M.S. in Industrial Administration from Carnegie Mellon University.
VICE
PRESIDENT
Began
serving:
May 2004

PAIGE M.    PRINCIPAL OCCUPATIONS: Paige M. Wilhelm has been the Fund's Portfolio Manager since July 2003.  She is Vice President of
WILHELM     the Trust.  Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since
Birth Date: January 2006 and a Senior Portfolio Manager.  She is responsible for portfolio management and research in the fixed-
May 28,     income area concentrating on taxable money market instruments.  Previous associations include Senior Credit Analyst,
1962        Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling.  Ms. Wilhelm
VICE        is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne
PRESIDENT   University.
Began
serving:
August 2006

**Officers do not receive any compensation from the Fund.

In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.

COMMITTEES OF THE BOARD

                                                                                                                           MEETINGS
BOARD          COMMITTEE                                                                                                   HELD
COMMITTEE      MEMBERS          COMMITTEE FUNCTIONS                                                                        DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR

EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may exercise      Two
               Donahue          all the powers of the full Board in the management and direction of the business and
               John E.          conduct of the affairs of the Trust in such manner as the Executive Committee shall
               Murray, Jr.,     deem to be in the best interests of the Trust.  However, the Executive Committee
               J.D., S.J.D.     cannot elect or remove Board members, increase or decrease the number of Trustees,
               John S.          elect or remove any Officer, declare dividends, issue shares or recommend to
               Walsh            shareholders any action requiring shareholder approval.

AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial            Seven
               Bigley           reporting process of the Fund, the Fund`s internal control over financial reporting,
               John T.          and the quality, integrity and independent audit of the Fund `s financial statements.
               Conroy, Jr.      The Committee also oversees or assists the Board with the oversight of compliance with
               Nicholas P.      legal requirements relating to those matters, approves the engagement and reviews the
               Constantakis     qualifications, independence and performance of the Fund`s independent registered
               Charles F.       public accounting firm, acts as a liaison between the independent registered public
               Mansfield,       accounting firm and the Board and reviews the Fund`s internal audit function.
               Jr.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees, selects       One
               Bigley           and nominates persons for election to the Fund`s Board when vacancies occur. The
               John T.          Committee will consider candidates recommended by shareholders, Independent Trustees,
               Conroy, Jr.      officers or employees of any of the Fund`s agents or service providers and counsel to
               Nicholas P.      the Fund. Any shareholder who desires to have an individual considered for nomination
               Constantakis     by the Committee must submit a recommendation in writing to the Secretary of the Fund,
               John F.          at the Fund's address appearing on the back cover of this Statement of Additional
               Cunningham       Information. The recommendation should include the name and address of both the
               Peter E.         shareholder and the candidate and detailed information concerning the candidate's
               Madden           qualifications and experience. In identifying and evaluating candidates for
               Charles F.       consideration, the Committee shall consider such factors as it deems appropriate.
               Mansfield,       Those factors will ordinarily include:  integrity, intelligence, collegiality,
               Jr.              judgment, diversity, skill, business and other experience, qualification as an
               John E.          "Independent Trustee" the existence of material relationships which may create the
               Murray, Jr.      appearance of a lack of independence, financial or accounting knowledge and
               Thomas M.        experience, and dedication and willingness to devote the time and attention necessary
               O'Neill          to fulfill Board responsibilities.
               Marjorie P.
               Smuts
               John S.
               Walsh
               James F.
               Will

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2006

                                                                                AGGREGATE
                                                 DOLLAR RANGE OF          DOLLAR RANGE OF
                                                    SHARES OWNED          SHARES OWNED IN
INTERESTED                            IN  FEDERATED MASTER TRUST      FEDERATED FAMILY OF
BOARD MEMBER NAME                                                    INVESTMENT COMPANIES

John F. Donahue                                             None            Over $100,000
J. Christopher Donahue                                      None            Over $100,000
Lawrence D. Ellis, M.D.                                     None            Over $100,000

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                                            None            Over $100,000
John T. Conroy, Jr.                                         None            Over $100,000
Nicholas P. Constantakis                                    None            Over $100,000
John F. Cunningham                                          None            Over $100,000
Peter E. Madden                                             None            Over $100,000
Charles F. Mansfield, Jr.                                   None            Over $100,000
John E. Murray, Jr., J.D., S.J.D.                           None            Over $100,000
Thomas M. O'Neill                                           None            Over $100,000
Marjorie P. Smuts                                           None            Over $100,000
John S. Walsh                                               None            Over $100,000
James F. Will                                               None                     None


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.45% of its average daily net assets.
The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICIES
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

PROXY VOTING PROCEDURES
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions.  The Proxy Committee directs ISS by means of Proxy
Voting Guidelines, and ISS may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.  The Adviser's proxy voting procedures generally permit the Proxy
Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

CONFLICTS OF INTEREST
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

PROXY VOTING REPORT

A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available from Federated's website at
FederatedInvestors.com.  To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under
"Related Information", then select the appropriate link opposite the name of the
Fund; or select the name of the Fund and, from the Fund's page, click on the
"Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.


PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of the Fund's top ten holdings and percentage breakdowns of the portfolio by credit quality, type of security and effective maturity range.

To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link.

You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under
"Related Information" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund.  The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the
Fund and most of the other Federated funds:

                        AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE     NET ASSETS OF THE FEDERATED FUNDS
 0.150 of 1%            on the first $5 billion
 0.125 of 1%            on the next $5 billion
 0.100 of 1%            on the next $10 billion
 0.075 of 1%            on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-
pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street
Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst & Young
LLP, conducts its audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
 FOR THE YEAR ENDED JULY 31         2007       2006           2005
 Advisory Fee Earned            $839,062     $741,814     $520,350
 Advisory Fee Reduction         329,726      271,967      196,648
 Administrative Fee             159,841      141,315      126,302
 Shareholder Services Fee       --           --           --
If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year and ten-year periods ended
July 31, 2007.

Yield and Effective Yield are given for the 7-day period ended July 31, 2007.

                     7-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS

 Total Return        N/A              5.03%      2.56%       3.64%
 Yield               4.93%            N/A        N/A         N/A
 Effective Yield     5.06%            N/A        N/A         N/A

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated  to  providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated  is  a firm with independent research, product  breadth  and  industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global  clients  through  a disciplined investment process and an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

EQUITIES
As  of  December  31,  2006,  Federated  managed   48   equity   funds  totaling
approximately  $28.7  billion  in  assets  across growth, value, equity  income, international, index and sector allocation styles.

TAXABLE FIXED-INCOME
As  of December 31, 2006, Federated managed 35  taxable  bond  funds  including:
high-yield,  multi-sector,  mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $15.2 billion.

TAX FREE FIXED-INCOME
As  of  December  31, 2006, Federated  managed  14  municipal  bond  funds  with approximately $2.9  billion  in  assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

MONEY MARKET FUNDS
As of December 31, 2006, Federated  managed  $155.2  billion in assets across 51 money market funds, including 17 government, 11 prime,  22 municipal and 1 euro-
denominated  with  assets  approximating  $63.5  billion, $64.0  billion,  $27.6 billion and $82.9 million.

The  Chief  Investment  Officers  responsible  for  oversight   of  the  various
investment  sectors  within  Federated  are:  Stephen  F. Auth, CFA, for  Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA,
for  Tax  Free Fixed-Income; and Deborah A. Cunningham, CFA,  for  Money  Market
Funds.


FINANCIAL INFORMATION


The Financial Statements for the Fund for the fiscal year ended July 31, 2007 are incorporated herein by reference to the Annual Report to Shareholders of
Federated Master Trust dated July 31, 2007.


INVESTMENT RATINGS

STANDARD & POOR'S (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols
(i.e., SP-1+/A-1+).

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S&P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S INVESTORS SERVICE (MOODY'S) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)
RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S  LONG-TERM DEBT RATINGS
AAA-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.

R-1 (HIGH) Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

R-1 (MIDDLE) Short-term debt rated "R-1 (middle)" is of SUPERIOR CREDIT QUALITY and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the
"R-1 (high)" category (which few companies are able to achieve), entities rated
"R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (LOW) Short-term debt rated "R-1 (low)" is of SATISFACTORY CREDIT QUALITY.
The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (HIGH), R-2 (MIDDLE), R-2 (LOW) Short-term debt rated "R-2" is of ADEQUATE
CREDIT QUALITY and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance.
Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated
AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated
AA are also considered to be strong credits which typically exemplify above-
average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of SATISFACTORY CREDIT QUALITY. Protection of interest and principal is still substantial, but the degree of strength is less than with
AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

"HIGH" OR "LOW" grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that
"high" and "low" grades are not used for the AAA category.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
These ratings are assigned to debt and preferred stock issues.

AAA-EXCEPTIONAL.  Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

AA-VERY STRONG.  Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

A-STRONG.  Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

BBB-ADEQUATE.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category.  A company's Long-Term Credit Rating also may be assigned an Under Review modifier
("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an ("i") denote indicative ratings.  Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ -STRONGEST.  Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 -OUTSTANDING.  Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 -SATISFACTORY.  Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 -ADEQUATE.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months.  Public Data Ratings are not assigned an Outlook.  Ratings Outlooks are as follows:

POSITIVE-Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

NEGATIVE-Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

STABLE-Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

ADDRESSES

FEDERATED MASTER TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:


CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
Citibank, N.A.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg

Factset

Institutional Shareholder Services, Inc.

SECURITY PRICING SERVICES
Reuters
Standard & Poor's
FT Interactive Data
Bear Stearns

RATINGS AGENCIES
Fitch Ratings

Moody's Investors Service

S&P

PERFORMANCE REPORTING/PUBLICATIONS
iMoney Net, Inc.

Lipper, Inc.

Value Line

OTHER
Investment Company Institute

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST

STATEMENT OF ADDITIONAL INFORMATION

SEPTEMBER 30, 2007


This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Federated Short-Term U.S. Government
Trust (Fund), dated September 30, 2007.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                         CONTENTS
                                         How is the Fund Organized?.............
                                         Securities in Which the Fund Invests...
                                         How is the Fund Sold?..................
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Fund?..............................
                                         How Does the Fund Measure Performance?.
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Addresses..............................
                                         Appendix...............................
Federated Short-Term U.S. Government Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FEDERATEDINVESTORS.COM
or call 1-800-341-7400.
Federated Securities Corp., Distributor

8020102B (9/06)

Federated is a registered mark
of Federated Investors, Inc.
2007 {copyright}Federated Investors, Inc.

                                -0-

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on February 2, 1987, was reorganized as a portfolio of the Trust on April 29, 1999. The Fund's investment adviser is Federated Investment Management Company (Adviser).

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SECURITIES IN WHICH THE FUND INVESTS

The principal securities in which the Fund may invest are described in the prospectus.  In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.
 A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
 The Fund may invest in the following types of fixed income securities:

U.S. TREASURY SECURITIES
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risk.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.

The Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.  Although such a guarantee protects against credit risks, it does not reduce prepayment risks.

ZERO COUPON SECURITIES
Certain U.S. Treasury and agency securities in which the Fund invests may be zero coupon securities.  Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

CALLABLE SECURITIES
Certain U.S. Treasury and agency securities in which the Fund invests are call-
able at the option of the issuer. Callable securities are subject to call risks.

MORTGAGE BACKED SECURITIES
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.
 Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass-
through certificates. An issuer of pass- through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

SPECIAL TRANSACTIONS

INTER-FUND BORROWING AND LENDING ARRANGEMENTS
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund.  Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-
term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan
Rate.

REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
 The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
 Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risk because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy.  In return, the Fund receives cash or liquid securities from the borrower as collateral.  The borrower must furnish additional collateral if the market value of the loaned securities increases.  Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund.  However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities while they are on loan.
However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the
Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.  The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest ate risks and credit risks.

ASSET SEGREGATION
In order to secure its obligations in connection with special transactions, the
Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction.  This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

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INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

LEVERAGE RISKS
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

PREPAYMENT RISKS
Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal.
Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage backed securities.
 For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

CALL RISKS
Call Risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price.  An increase in the likelihood of a call may reduce the security's price.  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

RISKS ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser.  Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities.  Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and Investment Allocation."

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FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES
The Fund's fundamental investment objective is to provide high current income consistent with stability of principal and liquidity.
 As a fundamental investment policy, the Fund invests only in short-term
U.S. government securities. This investment objective and policy may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchase and sales of securities.

BORROWING MONEY
The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any such borrowings would not be collateralized.

PLEDGING ASSETS
The Fund will not pledge securities, except that it may enter into reverse repurchase agreements, permitted by its investment objective and policies.

LENDING CASH OR SECURITIES
 The Fund will not lend any assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government securities, including repurchase agreements, permitted by its investment objective and policies.

ISSUING SENIOR SECURITIES
The Fund will not issue senior securities.

DIVERSIFICATION OF INVESTMENTS
The Fund is a "diversified company" within the meaning of the Investment Company
Act of 1940, as amended, (1940 Act) and any rules, regulations, or interpretations thereunder.

UNDERWRITING
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

INVESTING IN REAL ESTATE
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

CONCENTRATION OF INVESTMENTS
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD
WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL
CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

INVESTING IN ILLIQUID SECURITIES
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation or other acquisition.
 For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
 Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

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HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While National Association of
Securities Dealers (NASD) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive
Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

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SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

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ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Farmers & Merchants Bank and Trust, Burlington, IA owned approximately
10,319,616 Shares (5.03%); First American Bank, West Dundee, IL, owned approximately 41,550,766 Shares (20.28%).

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TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

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WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The  Board  is  responsible  for  managing  the Trust's business affairs and for exercising all the Trust's powers except those  reserved  for  the shareholders.
The  following  tables give information about each Board member and  the  senior officers of the Fund.  Where  required, the tables separately list Board members who are "interested persons" of  the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent"  Board  members). Unless otherwise noted, the  address of each person listed is Federated Investors  Tower,  1001  Liberty
Avenue,  Pittsburgh,  PA.   As  of  December  31,  2006,  the Trust comprised 40
portfolios, and the Federated Fund Complex consisted of 45  investment companies
(comprising  148  portfolios). Unless otherwise noted, each Officer  is  elected annually. Unless otherwise  noted,  each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 5, 2007, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND       FROM TRUST
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL              AND
TRUST                                                                                                         YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
JOHN F.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0               $0
DONAHUE*         Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund
Birth Date:      Complex's Executive Committee.
July 28,
1924             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated
TRUSTEE          Investment Management Company and Chairman and Director, Federated Investment
Began            Counseling.
serving:
October 1988

J.               PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated               $0               $0
CHRISTOPHER      Fund Complex; Director or Trustee of some of the Funds in the Federated Fund
DONAHUE*         Complex; President, Chief Executive Officer and Director, Federated Investors,
Birth Date:      Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee,
April 11,        Federated Investment Counseling; Chairman and Director, Federated Global
1949             Investment Management Corp.; Chairman, Federated Equity Management Company of
PRESIDENT        Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
AND TRUSTEE      Federated); Trustee, Federated Shareholder Services Company; Director, Federated
Began            Services Company.
serving:
April 1989       PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                 Chief Executive Officer, Federated Investment Management Company, Federated
                 Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $181.24         $180,000
ELLIS, M.D.*     Professor of Medicine, University of Pittsburgh; Medical Director, University of
Birth Date:      Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist,
October 11,      University of Pittsburgh Medical Center.
1932
3471 Fifth       OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of
Avenue           America.
Suite 1111
Pittsburgh,      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of
PA               Pittsburgh Medical Center.
TRUSTEE
Began
serving:
October 1988

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                                     TOTAL
ADDRESS                                                                                                   AGGREGATE     COMPENSATION
POSITIONS                                                                                              COMPENSATION             FROM
HELD WITH        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND        TRUST AND
TRUST            OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL        FEDERATED
DATE SERVICE                                                                                                  YEAR)     FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
THOMAS G.        PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $199.36         $198,000
BIGLEY
Birth Date:      OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,      Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old           PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Timber Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
November
1994

JOHN T.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $199.36         $198,000
CONROY, JR.      Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:      private real estate ventures in Southwest Florida.
June 23,
1937             PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Investment       President, John R. Wood and Associates, Inc., Realtors; President, Naples
Properties       Property Management, Inc. and Northgate Village Development Corporation.
Corporation
3838 North
Tamiami
Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1991

NICHOLAS P.      PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $199.36         $198,000
CONSTANTAKIS
Birth Date:      OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,     Baker Corporation (engineering and energy services worldwide).
1939
175              PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Woodshire
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1999

JOHN F.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                   $181.24         $180,000
CUNNINGHAM       Director, QSGI, Inc. (technology services company).
Birth Date:
March 5,         OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
1943             Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston
353 El           College.
Brillo Way
Palm Beach,      PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
FL               (computer storage systems); Chairman of the Board and Chief Executive Officer,
TRUSTEE          Computer Consoles, Inc.; President and Chief Operating Officer, Wang
Began            Laboratories; Director, First National Bank of Boston; Director, Apollo Computer,
serving:         Inc.
January 1999

PETER E.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $181.24         $180,000
MADDEN
Birth Date:      OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942             PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court;
One Royal        President, State Street Bank and Trust Company and State Street Corporation
Palm Way         (retired); Director, VISA USA and VISA International; Chairman and Director,
100 Royal        Massachusetts Bankers Association; Director, Depository Trust Corporation;
Palm Way         Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1991

CHARLES F.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $199.36         $198,000
MANSFIELD,       Management Consultant.
JR.
Birth Date:      PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,        Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail
1945             Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA
80 South         (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of
Road             Banking and Finance, Frank G. Zarb School of Business, Hofstra University;
Westhampton      Executive Vice President DVC Group, Inc. (marketing, communications and
Beach, NY        technology).
TRUSTEE
Began
serving:
January 1999

JOHN E.          PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                   $241.65         $234,000
MURRAY, JR.,     Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.     Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,     OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932             construction, operations and technical services).
Chancellor,
Duquesne         PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University       University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,      University School of Law.
PA
TRUSTEE
Began
serving:
February
1995

THOMAS M.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $135.27          $45,000
O'NEILL          Managing Director and Partner, Navigator Management Company, L.P. (investment and
Birth Date:      strategic consulting).
June 14,
1951             OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers,
95 Standish      Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Street
P.O. Box         PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and
2779             Chief Investment Officer, Fleet Investment Advisors; President and Chief
Duxbury, MA      Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman,
TRUSTEE          Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam
Began            Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.
serving:
October 2006
MARJORIE P.      PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex.                 $181.24         $180,000
SMUTS
Birth Date:      PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator;
June 21,         National Spokesperson, Aluminum Company of America; television producer;
1935             President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1988

JOHN S.          PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;                 $181.24         $180,000
WALSH            President and Director, Heat Wagon, Inc. (manufacturer of construction temporary
Birth Date:      heaters); President and Director, Manufacturers Products, Inc. (distributor of
November 28,     portable construction heaters); President, Portable Heater Parts, a division of
1957             Manufacturers Products, Inc.
2604 William
Drive            PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999
JAMES F.         PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex; Prior           $181.24         $134,416
WILL             to June 2006, Vice Chancellor and President, Saint Vincent College.
Birth Date:
October 12,      OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
1938
721 E.           PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.;
McMurray         President and Chief Executive Officer, Cyclops Industries; President and Chief
Road             Operating Officer, Kaiser Steel Corporation.
McMurray PA
TRUSTEE
Began
serving:
April 2006

OFFICERS**

NAME
BIRTH DATE
POSITIONS
HELD WITH
TRUST       PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
DATE
SERVICE
BEGAN
JOHN W.     PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive
MCGONIGLE   Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26, PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director,
1938        Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
AND
SECRETARY
Began
serving:
October
1988

RICHARD A.  PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President,
NOVAK       Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services,
Birth Date: Inc. and Southpointe Distribution Services, Inc.
December
25, 1963    PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held
TREASURER   various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Began
serving:
January
2006

RICHARD B.  PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER      Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17,     PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
1923        President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.
VICE
PRESIDENT
Began
serving:
October
1988

BRIAN P.    PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President
BOUDA       and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda
Birth Date: joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
February
28, 1947
SENIOR VICE
PRESIDENT
AND CHIEF
COMPLIANCE
OFFICER
Began
serving:
August 2004

DEBORAH A.  PRINCIPAL OCCUPATIONS:  Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was
CUNNINGHAM  named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior
Birth Date: Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial
September   Analyst and received her M.S.B.A. in Finance from Robert Morris College.
15, 1959
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

MARY JO     PRINCIPAL OCCUPATIONS:  Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She
OCHSON      joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since
Birth Date: 1996.  Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
September
12, 1953
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

SUSAN R.    PRINCIPAL OCCUPATIONS: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of
HILL        the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice
Birth Date: President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice
June 20,    President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994
1963        until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie
VICE        Mellon University.
PRESIDENT
Began
serving:
May 2004

JEFF A.     PRINCIPAL OCCUPATIONS: Jeff A. Kozemchak is Vice President of the Trust.  Mr. Kozemchak joined Federated in 1987 and has
KOZEMCHAK   been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a
Birth Date: Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998.  Mr. Kozemchak is a Chartered
January 15, Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
1960
VICE
PRESIDENT
Began
serving:
May 2004

PAIGE M.    PRINCIPAL OCCUPATIONS: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has
WILHELM     been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager.  She is
Birth Date: responsible for portfolio management and research in the fixed-income area concentrating on taxable money market
May 28,     instruments.  Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor;
1962        Performance Analyst, Federated Investment Counseling.  Ms. Wilhelm is a member of the CFA Society of Pittsburgh and
VICE        received her B.S. from Indiana University and her M.B.A. from Duquesne University.
PRESIDENT
Began
serving:
August 2006

**Officers do not receive any compensation from the Fund.

In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.

COMMITTEES OF THE BOARD

                                                                                                                           MEETINGS
BOARD          COMMITTEE                                                                                                   HELD
COMMITTEE      MEMBERS          COMMITTEE FUNCTIONS                                                                        DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR

EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may exercise      Three
               Donahue          all the powers of the full Board in the management and direction of the business and
               John E.          conduct of the affairs of the Trust in such manner as the Executive Committee shall
               Murray, Jr.,     deem to be in the best interests of the Trust.  However, the Executive Committee
               J.D., S.J.D.     cannot elect or remove Board members, increase or decrease the number of Trustees,
               John S.          elect or remove any Officer, declare dividends, issue shares or recommend to
               Walsh            shareholders any action requiring shareholder approval.

AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial            Seven
               Bigley           reporting process of the Fund, the Fund`s internal control over financial reporting,
               John T.          and the quality, integrity and independent audit of the Fund`s financial statements.
               Conroy, Jr.      The Committee also oversees or assists the Board with the oversight of compliance with
               Nicholas P.      legal requirements relating to those matters, approves the engagement and reviews the
               Constantakis     qualifications, independence and performance of the Fund`s independent registered
               Charles F.       public accounting firm, acts as a liaison between the independent registered public
               Mansfield,       accounting firm and the Board and reviews the Fund`s internal audit function.
               Jr.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees, selects       One
               Bigley           and nominates persons for election to the Fund`s Board when vacancies occur. The
               John T.          Committee will consider candidates recommended by shareholders, Independent Trustees,
               Conroy, Jr.      officers or employees of any of the Fund`s agents or service providers and counsel to
               Nicholas P.      the Fund. Any shareholder who desires to have an individual considered for nomination
               Constantakis     by the Committee must submit a recommendation in writing to the Secretary of the Fund,
               John F.          at the Fund's address appearing on the back cover of this Statement of Additional
               Cunningham       Information. The recommendation should include the name and address of both the
               Peter E.         shareholder and the candidate and detailed information concerning the candidate's
               Madden           qualifications and experience. In identifying and evaluating candidates for
               Charles F.       consideration, the Committee shall consider such factors as it deems appropriate.
               Mansfield,       Those factors will ordinarily include:  integrity, intelligence, collegiality,
               Jr.              judgment, diversity, skill, business and other experience, qualification as an
               John E.          "Independent Trustee," the existence of material relationships which may create the
               Murray, Jr.      appearance of a lack of independence, financial or accounting knowledge and
               Thomas M.        experience, and dedication and willingness to devote the time and attention necessary
               O'Neill          to fulfill Board responsibilities.
               Marjorie P.
               Smuts
               John S.
               Walsh
               James F.
               Will

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2006

                                                                                                   AGGREGATE
                                                                                             DOLLAR RANGE OF
                                                                    DOLLAR RANGE OF          SHARES OWNED IN
INTERESTED                                                             SHARES OWNED      FEDERATED FAMILY OF
BOARD MEMBER NAME                     IN FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST     INVESTMENT COMPANIES

John F. Donahue                                                                None            Over $100,000
J. Christopher Donahue                                                         None            Over $100,000
Lawrence D. Ellis, M.D.                                                        None            Over $100,000

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                                                               None            Over $100,000
John T. Conroy, Jr.                                                            None            Over $100,000
Nicholas P. Constantakis                                                       None            Over $100,000
John F. Cunningham                                                             None            Over $100,000
Peter E. Madden                                                                None            Over $100,000
Charles F. Mansfield, Jr.                                                      None            Over $100,000
John E. Murray, Jr., J.D., S.J.D.                                              None            Over $100,000
Thomas M. O'Neill                                                              None            Over $100,000
Marjorie P. Smuts                                                              None            Over $100,000
John S. Walsh                                                                  None            Over $100,000
James F. Will                                                                  None                     None


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICIES
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

PROXY VOTING PROCEDURES
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions.  The Proxy Committee directs ISS by means of Proxy
Voting Guidelines, and ISS may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.  The Adviser's proxy voting procedures generally permit the Proxy
Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

CONFLICTS OF INTEREST
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

PROXY VOTING REPORT

A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available from Federated's website at
FederatedInvestors.com.  To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under
"Related Information", then select the appropriate link opposite the name of the
Fund; or select the name of the Fund and, from the Fund's page, click on the
"Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.



PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link.

You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under
"Related Information" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund.  The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the
Fund and most of the other Federated funds:

                        AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE     NET ASSETS OF THE FEDERATED FUNDS
 0.150 of 1%            on the first $5 billion
 0.125 of 1%            on the next $5 billion
 0.100 of 1%            on the next $10 billion
 0.075 of 1%            on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-
pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst & Young
LLP, conducts its audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
 FOR THE YEAR ENDED  JULY 31
                                     2007         2006         2005
 Advisory Fee Earned             $840,480     $814,186     $510,185
 Advisory Fee Reduction          $210,949     238,398      229,795
 Administrative Fee              160,112      155,103      126,277
 SHAREHOLDER SERVICES FEE:       --           --           --



HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year periods ended
July 31, 2007.

Yield and Effective Yield are given for the 7-day period ended July 31, 2007.

                     7-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS
 Total Return        N/A              4.97%      2.50%       3.53%
 Yield               4.89%            N/A        N/A         N/A
 Effective Yield     5.01%            N/A        N/A         N/A

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated  to  providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated  is  a firm with independent research, product  breadth  and  industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global  clients  through  a disciplined investment process and an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

EQUITIES
As  of  December  31,  2006,  Federated  managed   48   equity   funds  totaling
approximately  $28.7  billion  in  assets  across growth, value, equity  income, international, index and sector allocation styles.

TAXABLE FIXED-INCOME
As  of December 31, 2006, Federated managed 35  taxable  bond  funds  including:
high-yield,  multi-sector,  mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $15.2 billion.

TAX FREE FIXED-INCOME
As  of  December  31, 2006, Federated  managed  14  municipal  bond  funds  with approximately $2.9  billion  in  assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

MONEY MARKET FUNDS
As of December 31, 2006, Federated  managed  $155.2  billion in assets across 51 money market funds, including 17 government, 11 prime,  22 municipal and 1 euro-
denominated  with  assets  approximating  $63.5  billion, $64.0  billion,  $27.6 billion and $82.9 million.

The  Chief  Investment  Officers  responsible  for  oversight   of  the  various
investment  sectors  within  Federated  are:  Stephen  F. Auth, CFA, for  Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA,
for  Tax  Free Fixed-Income; and Deborah A. Cunningham, CFA,  for  Money  Market
Funds.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended July 31, 2007 are incorporated herein by reference to the Annual Report to Shareholders of
Federated Short-Term U.S. Government Trust dated July 31, 2007.

ADDRESSES

FEDERATED SHORT-TERM U.S. GOVERNMENT TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
Citibank, N.A.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset

SECURITY PRICING SERVICES
Not Applicable

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
Lipper; Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
Investment Company Institute
Astec Consulting Group, Inc.

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST

STATEMENT OF ADDITIONAL INFORMATION


SEPTEMBER 30, 2007


INSTITUTIONAL SHARES
This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Institutional Shares of Government
Obligations Tax-Managed Fund (Fund), dated September 30, 2007.  This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the
Annual Report without charge by calling 1-800-341-7400.

                                         CONTENTS
                                         How is the Fund Organized?.............
                                         Securities in Which the Fund Invests...
                                         What Do Shares Cost?...................
                                         How is the Fund Sold?..................
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information.........6
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Fund?..............................
                                         How Does the Fund Measure Performance?.
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Addresses..............................
                                         Appendix...............................
Government Obligations Tax-Managed Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FEDERATEDINVESTORS.COM
or call 1-800-341-7400.
Federated Securities Corp., Distributor

32789(9/07)

Federated is a registered mark
of Federated Investors, Inc.
2007 {copyright}Federated Investors, Inc.

                                -0-

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund was organized as a portfolio of the Trust on
December 28, 1994.

The Board of Trustees (Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This
SAI relates to Institutional Shares. The Fund's investment adviser is Federated
Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

The principal securities in which the Fund may invest are described in the prospectus.  In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:


SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price.  A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount.  If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The Fund may invest in the following types of fixed income securities:

U.S. TREASURY SECURITIES
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risk.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.


ZERO COUPON SECURITIES
Certain U.S. Treasury and agency securities in which the Fund invests may be zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment).  Investors buy zero coupon securities at a price below the amount payable at maturity.  The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.  Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

CALLABLE SECURITIES
Certain fixed income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time.  During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund.  The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares.  Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices.  Therefore, delayed delivery transactions create interest rate risks for the Fund.  Delayed delivery transactions also involve credit risks in the event of a counterparty default.


SECURITIES LENDING
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy.  In return, the Fund receives cash or liquid securities from the borrower as collateral.  The borrower must furnish additional collateral if the market value of the loaned securities increases.  Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund.  However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities while they are on loan.
However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the
Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.  The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.


INTER-FUND BORROWING AND LENDING ARRANGEMENTS
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund.  Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-
term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan
Rate.


ASSET SEGREGATION
In order to secure its obligations in connection with special transactions, the
Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction.  This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


CALL RISKS
Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

RISKS ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser.  Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities.  Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and Investment Allocation."


FUNDAMENTAL INVESTMENT OBJECTIVE
 The Fund's investment objective is to provide current income consistent with stability of principal and liquidity.  This investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

DIVERSIFICATION
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

BORROWING MONEY AND ISSUING SENIOR SECURITIES
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

INVESTING IN REAL ESTATE
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD
WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL
CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PLEDGING ASSETS
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

PURCHASES ON MARGIN
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

ILLIQUID SECURITIES
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While Financial Industry
Regulatory Authority (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other
Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the
Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.


SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.


The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the FINRA.


SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.


As of September 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Bank of
America Securities LLC, Charlotte, NC, owned approximately 201,522,380 Shares
(6.88%); Bear Stearns Securities Corp., Brooklyn, NY, owned approximately
200,000,000 Shares (6.83%); BRM Prime Obligations Fund, New York, NY, owned approximately 167,156,392 Shares (5.71%); NMF & Co., Boston, MA, owned approximately 158,712,575 Shares (5.42%), and Naidot Co., Woodbridge, NJ, owned approximately 152,896,541 Shares (5.22%).

As of September 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares:
Bancfirst, Oklahoma City, OK, owned approximately 485,846,353 Shares (21.50%);
Hare & Co., East Syracuse, NY, owned approximately 135,904,460 Shares (6.01%);
Bank of Stockton, Stockton, CA, owned approximately 135,041,753 Shares (5.97%);
Currier & Co., Saugus, MA, owned approximately 123,319,719 Shares (5.45%), and
Cambridge Trust Co., owned approximately 120,274,204 Shares (5.32%).


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The  Board  is  responsible  for  managing  the Trust's business affairs and for exercising all the Trust's powers except those  reserved  for  the shareholders.
The  following  tables give information about each Board member and  the  senior officers of the Fund.  Where  required, the tables separately list Board members who are "interested persons" of  the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent"  Board  members). Unless otherwise noted, the  address of each person listed is Federated Investors  Tower,  1001  Liberty
Avenue,  Pittsburgh,  PA.   As  of  December  31,  2006,  the Trust comprised 40
portfolios, and the Federated Fund Complex consisted of 45  investment companies
(comprising  148  portfolios). Unless otherwise noted, each Officer  is  elected annually. Unless otherwise  noted,  each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 5, 2007, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND       FROM TRUST
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL              AND
TRUST                                                                                                         YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
JOHN F.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0               $0
DONAHUE*         Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund
Birth Date:      Complex's Executive Committee.
July 28,
1924             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated
TRUSTEE          Investment Management Company and Chairman and Director, Federated Investment
Began            Counseling.
serving:
October 1988

J.               PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated               $0               $0
CHRISTOPHER      Fund Complex; Director or Trustee of some of the Funds in the Federated Fund
DONAHUE*         Complex; President, Chief Executive Officer and Director, Federated Investors,
Birth Date:      Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee,
April 11,        Federated Investment Counseling; Chairman and Director, Federated Global
1949             Investment Management Corp.; Chairman, Federated Equity Management Company of
PRESIDENT        Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
AND TRUSTEE      Federated); Trustee, Federated Shareholder Services Company; Director, Federated
Began            Services Company.
serving:
April 1989       PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                 Chief Executive Officer, Federated Investment Management Company, Federated
                 Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $2,724.06         $180,000
ELLIS, M.D.*     Professor of Medicine, University of Pittsburgh; Medical Director, University of
Birth Date:      Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist,
October 11,      University of Pittsburgh Medical Center.
1932
3471 Fifth       OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of
Avenue           America.
Suite 1111
Pittsburgh,      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of
PA               Pittsburgh Medical Center.
TRUSTEE
Began
serving:
October 1988

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND       FROM TRUST
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL              AND
TRUST                                                                                                         YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
THOMAS G.        PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $2,996.47         $198,000
BIGLEY
Birth Date:      OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,      Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old           PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Timber Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
November
1994

JOHN T.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $2,996.47         $198,000
CONROY, JR.      Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:      private real estate ventures in Southwest Florida.
June 23,
1937             PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Investment       President, John R. Wood and Associates, Inc., Realtors; President, Naples
Properties       Property Management, Inc. and Northgate Village Development Corporation.
Corporation
3838 North
Tamiami
Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1991

NICHOLAS P.      PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $2,996.47         $198,000
CONSTANTAKIS
Birth Date:      OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,     Baker Corporation (engineering and energy services worldwide).
1939
175              PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Woodshire
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1999

JOHN F.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                 $2,724.06         $180,000
CUNNINGHAM       Director, QSGI, Inc. (technology services company).
Birth Date:
March 5,         OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
1943             Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston
353 El           College.
Brillo Way
Palm Beach,      PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
FL               (computer storage systems); Chairman of the Board and Chief Executive Officer,
TRUSTEE          Computer Consoles, Inc.; President and Chief Operating Officer, Wang
Began            Laboratories; Director, First National Bank of Boston; Director, Apollo Computer,
serving:         Inc.
January 1999

PETER E.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $2,724.06         $180,000
MADDEN
Birth Date:      OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942             PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court;
One Royal        President, State Street Bank and Trust Company and State Street Corporation
Palm Way         (retired); Director, VISA USA and VISA International; Chairman and Director,
100 Royal        Massachusetts Bankers Association; Director, Depository Trust Corporation;
Palm Way         Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1991

CHARLES F.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $2,996.47         $198,000
MANSFIELD,       Management Consultant.
JR.
Birth Date:      PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,        Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail
1945             Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA
80 South         (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of
Road             Banking and Finance, Frank G. Zarb School of Business, Hofstra University;
Westhampton      Executive Vice President DVC Group, Inc. (marketing, communications and
Beach, NY        technology).
TRUSTEE
Began
serving:
January 1999

JOHN E.          PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                 $3,632.11         $234,000
MURRAY, JR.,     Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.     Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,     OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932             construction, operations and technical services).
Chancellor,
Duquesne         PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University       University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,      University School of Law.
PA
TRUSTEE
Began
serving:
February
1995

THOMAS M.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $2,724.06          $45,000
O'NEILL          Managing Director and Partner, Navigator Management Company, L.P. (investment and
Birth Date:      strategic consulting).
June 14,
1951             OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers,
95 Standish      Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Street
P.O. Box         PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and
2779             Chief Investment Officer, Fleet Investment Advisors; President and Chief
Duxbury, MA      Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman,
TRUSTEE          Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam
Began            Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.
serving:
October 2006
MARJORIE P.      PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex.               $2,724.06         $180,000
SMUTS
Birth Date:      PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator;
June 21,         National Spokesperson, Aluminum Company of America; television producer;
1935             President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1988

JOHN S.          PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;               $2,724.06         $180,000
WALSH            President and Director, Heat Wagon, Inc. (manufacturer of construction temporary
Birth Date:      heaters); President and Director, Manufacturers Products, Inc. (distributor of
November 28,     portable construction heaters); President, Portable Heater Parts, a division of
1957             Manufacturers Products, Inc.
2604 William
Drive            PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999
JAMES F.         PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex; Prior         $2,724.06         $134,416
WILL             to June 2006, Vice Chancellor and President, Saint Vincent College.
Birth Date:
October 12,      OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
1938
721 E.           PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.;
McMurray         President and Chief Executive Officer, Cyclops Industries; President and Chief
Road             Operating Officer, Kaiser Steel Corporation.
McMurray PA
TRUSTEE
Began
serving:
April 2006

OFFICERS**

NAME
BIRTH DATE
POSITIONS
HELD WITH   PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
TRUST
DATE
SERVICE
BEGAN
JOHN W.     PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive
MCGONIGLE   Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26, PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director,
1938        Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
AND
SECRETARY
Began
serving:
October
1988

RICHARD A.  PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President,
NOVAK       Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services,
Birth Date: Inc. and Southpointe Distribution Services, Inc.
December
25, 1963    PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held
TREASURER   various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Began
serving:
January
2006

RICHARD B.  PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER      Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17,     PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
1923        President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.
VICE
PRESIDENT
Began
serving:
October
1988
BRIAN P.    PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President
BOUDA       and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda
Birth Date: joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
February
28, 1947
CHIEF
COMPLIANCE
OFFICER AND
SENIOR VICE
PRESIDENT
Began
serving:
August 2004

DEBORAH A.  PRINCIPAL OCCUPATIONS:  Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004 a. She
CUNNINGHAM  joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since
Birth Date: 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
September
15, 1959
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

MARY JO     PRINCIPAL OCCUPATIONS:  Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004.
OCHSON      She joined Federated in 1982 and has been a Senior Portfolio Manager since 1996.  Ms. Ochson is a Chartered Financial
Birth Date: Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
September
12, 1953
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

SUSAN R.    PRINCIPAL OCCUPATIONS: Susan R. Hill has been the Fund's Portfolio Manager since January 2004.  She is Vice President of
HILL        the Trust.   Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice
Birth Date: President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice
June 20,    President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994
1963        until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie
VICE        Mellon University.
PRESIDENT
Began
serving:
May 2004

JEFF A.     PRINCIPAL OCCUPATIONS: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has
KOZEMCHAK   been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a
Birth Date: Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered
January 15, Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
1960
VICE
PRESIDENT
Began
serving:
May 2004

PAIGE M.    PRINCIPAL OCCUPATIONS: Paige M. Wilhelm is Vice President of the Trust.  Ms. Wilhelm joined Federated in 1985 and has
WILHELM     been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager.  She is
Birth Date: responsible for portfolio management and research in the fixed-income area concentrating on taxable money market
May 28,     instruments.  Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor;
1962        Performance Analyst, Federated Investment Counseling.  Ms. Wilhelm is a member of the CFA Society of Pittsburgh and
VICE        received her B.S. from Indiana University and her M.B.A. from Duquesne University.
PRESIDENT
Began
serving:
August 2006

**Officers do not receive any compensation from the Fund.

In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.

COMMITTEES OF THE BOARD

                                                                                                                           MEETINGS
BOARD          COMMITTEE                                                                                                   HELD
COMMITTEE      MEMBERS          COMMITTEE FUNCTIONS                                                                        DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR

EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may exercise      Two
               Donahue          all the powers of the full Board in the management and direction of the business and
               John E.          conduct of the affairs of the Trust in such manner as the Executive Committee shall
               Murray, Jr.,     deem to be in the best interests of the Trust.  However, the Executive Committee
               J.D., S.J.D.     cannot elect or remove Board members, increase or decrease the number of Trustees,
               John S.          elect or remove any Officer, declare dividends, issue shares or recommend to
               Walsh            shareholders any action requiring shareholder approval.

AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial            Nine
               Bigley           reporting process of the Fund, the Fund`s internal control over financial reporting,
               John T.          and the quality, integrity and independent audit of the Fund `s financial statements.
               Conroy, Jr.      The Committee also oversees or assists the Board with the oversight of compliance with
               Nicholas P.      legal requirements relating to those matters, approves the engagement and reviews the
               Constantakis     qualifications, independence and performance of the Fund`s independent registered
               Charles F.       public accounting firm, acts as a liaison between the independent registered public
               Mansfield,       accounting firm and the Board and reviews the Fund`s internal audit function.
               Jr.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees, selects       One
               Bigley           and nominates persons for election to the Fund`s Board when vacancies occur. The
               John T.          Committee will consider candidates recommended by shareholders, Independent Trustees,
               Conroy, Jr.      officers or employees of any of the Fund`s agents or service providers and counsel to
               Nicholas P.      the Fund. Any shareholder who desires to have an individual considered for nomination
               Constantakis     by the Committee must submit a recommendation in writing to the Secretary of the Fund,
               John F.          at the Fund's address appearing on the back cover of this Statement of Additional
               Cunningham       Information. The recommendation should include the name and address of both the
               Peter E.         shareholder and the candidate and detailed information concerning the candidate's
               Madden           qualifications and experience. In identifying and evaluating candidates for
               Charles F.       consideration, the Committee shall consider such factors as it deems appropriate.
               Mansfield,       Those factors will ordinarily include:  integrity, intelligence, collegiality,
               Jr.              judgment, diversity, skill, business and other experience, qualification as an
               John E.          "Independent Trustee" the existence of material relationships which may create the
               Murray, Jr.      appearance of a lack of independence, financial or accounting knowledge and
               Thomas M.        experience, and dedication and willingness to devote the time and attention necessary
               O'Neill          to fulfill Board responsibilities.
               Marjorie P.
               Smuts
               John S.
               Walsh
               James F.
               Will

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2006

                                                                  DOLLAR RANGE OF                AGGREGATE
                                                                     SHARES OWNED          DOLLAR RANGE OF
                                      IN  GOVERNMENT OBLIGATIONS TAX-MANAGED FUND          SHARES OWNED IN
INTERESTED                                                                             FEDERATED FAMILY OF
BOARD MEMBER NAME                                                                     INVESTMENT COMPANIES

John F. Donahue                                                              None            Over $100,000
J. Christopher Donahue                                                       None            Over $100,000
Lawrence D. Ellis, M.D.                                                      None            Over $100,000

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                                                             None            Over $100,000
John T. Conroy, Jr.                                                          None            Over $100,000
Nicholas P. Constantakis                                                     None            Over $100,000
John F. Cunningham                                                           None            Over $100,000
Peter E. Madden                                                              None            Over $100,000
Charles F. Mansfield, Jr.                                                    None            Over $100,000
John E. Murray, Jr., J.D., S.J.D.                                            None            Over $100,000
Thomas M. O'Neill                                                            None            Over $100,000
Marjorie P. Smuts                                                            None            Over $100,000
John S. Walsh                                                                None            Over $100,000
James F. Will                                                                None                     None


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICIES
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

PROXY VOTING PROCEDURES
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions.  The Proxy Committee directs ISS by means of Proxy
Voting Guidelines, and ISS may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.  The Adviser's proxy voting procedures generally permit the Proxy
Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

CONFLICTS OF INTEREST
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

PROXY VOTING REPORT
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available from Federated's website at
FederatedInvestors.com.  To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under
"Related Information", then select the appropriate link opposite the name of the
Fund; or select the name of the Fund and, from the Fund's page, click on the
"Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include  the effective average maturity of the Fund's portfolio and percentage breakdowns of the portfolio by credit quality  tier, effective maturity range and type of security.

To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link.

You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under
"Related Information" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund.  The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the
Fund and most of the other Federated funds:

                        AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE     NET ASSETS OF THE FEDERATED FUNDS
 0.150 of 1%            on the first $5 billion
 0.125 of 1%            on the next $5 billion
 0.100 of 1%            on the next $10 billion
 0.075 of 1%            on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-
pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Fund conducts its audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

For the fiscal year ended July 31, 2007, the independent registered public accounting firm for the Fund was KPMG LLP.  On August 18, 2006, the Fund's
Board, upon recommendation of the Audit Committee, and upon completion of the audit for July 31, 2006, appointed KPMG LLP as the Funds' independent registered public accounting firm for the fiscal year ending July 31, 2007. On the same date, the Fund's former auditor, Deloitte & Touche LLP, resigned. See the Fund's
Annual Report for further information regarding the change in independent registered public accounting firm.

FEES PAID BY THE FUND FOR SERVICES
 FOR THE YEAR ENDED JULY 31           2007        2006              2005
 Advisory Fee Earned            $7,671,779     $6,657,578     $5,743,248
 Advisory Fee Reduction         $3,340,738     $2,940,111     $2,553,990
 Administrative Fee             $2,922,948     $2,536,538     $2,188,177
 SHAREHOLDER SERVICES FEE:
 Institutional Shares           --             --             --
Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year periods ended
July 31, 2007.

Yield and Effective Yield are given for the 7-day period ended  July 31, 2007.

                           7-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS
 INSTITUTIONAL SHARES:
 Total Return              N/A              5.18%      2.73%       3.76%
 Yield                     5.06%            N/A        N/A         N/A
 Effective Yield           5.19%            N/A        N/A         N/A


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

WHO IS FEDERATED INVESTORS, INC.?


Federated and its subsidiaries are dedicated  to  providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated  is  a firm with independent research, product  breadth  and  industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global  clients  through  a disciplined investment process and an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

EQUITIES
As  of  December  31,  2006,  Federated  managed   48   equity   funds  totaling
approximately  $28.7  billion  in  assets  across growth, value, equity  income, international, index and sector allocation styles.

TAXABLE FIXED-INCOME
As  of December 31, 2006, Federated managed 35  taxable  bond  funds  including:
high-yield,  multi-sector,  mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $15.2 billion.

TAX FREE FIXED-INCOME
As  of  December  31, 2006, Federated  managed  14  municipal  bond  funds  with approximately $2.9  billion  in  assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

MONEY MARKET FUNDS
As of December 31, 2006, Federated  managed  $155.2  billion in assets across 51 money market funds, including 17 government, 11 prime,  22 municipal and 1 euro-
denominated  with  assets  approximating  $63.5  billion, $64.0  billion,  $27.6 billion and $82.9 million.

The  Chief  Investment  Officers  responsible  for  oversight   of  the  various
investment  sectors  within  Federated  are:  Stephen  F. Auth, CFA, for  Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA,
for  Tax  Free Fixed-Income; and Deborah A. Cunningham, CFA,  for  Money  Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended July 31, 2007 are incorporated herein by reference to the Annual Report to Shareholders of
Government Obligations Tax-Managed Fund dated July 31, 2007.


ADDRESSES

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

Institutional Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
99 High Street
Boston, MA 02110

APPENDIX


The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
Citigroup

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

LEGAL COUNSEL
Dickstein Shapiro LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg

Factset

Institutional Shareholder Services, Inc.

SECURITY PRICING SERVICES
Reuters

Standard & Poor's

FT Interactive Data

Bear Stearns

RATINGS AGENCY
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.

Lipper

Morningstar

NASDAQ

Value Line

Wiesenberger/ Thomson Financial

OTHER
Investment Company Institute


LIQUID CASH TRUST

A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST

STATEMENT OF ADDITIONAL INFORMATION

SEPTEMBER 30, 2007

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Liquid Cash Trust (Fund), dated
September 30, 2007.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                         CONTENTS
                                         How is the Fund Organized?.............
                                         Securities in Which the Fund Invests...
                                         How is the Fund Sold?..................
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Fund?..............................
                                         How Does the Fund Measure Performance?.
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Addresses..............................
                                         Appendix...............................
Liquid Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FEDERATEDINVESTORS.COM
or call 1-800-341-7400.
Federated Securities Corp., Distributor

8050206B (9/06)

Federated is a registered mark
of Federated Investors, Inc.
2007 {copyright}Federated Investors, Inc.

                                -0-

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on April 11, 1980, was reorganized as a portfolio of the Trust on April 30, 1999. The Fund's investment adviser is Federated Investment Management Company (Adviser).


SECURITIES IN WHICH THE FUND INVESTS

The principal securities in which the Fund may invest are described in the prospectus.  In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.
 A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
 The Fund may invest in the following types of fixed income securities:

U.S. TREASURY SECURITIES
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risk.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.

The Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce prepayment risks.

MORTGAGE BACKED SECURITIES
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.
 Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass-
through certificates. An issuer of pass- through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

BANK INSTRUMENTS
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.
Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S.
branches of U.S. or foreign banks.
 For purposes of applying the Fund's concentration limitation, bank instruments also include fixed income securities credit enhanced by a bank.

ZERO COUPON SECURITIES
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out it investment policies and managing its uninvested cash.  These other investment companies are managed independently of the Fund and incur additional expenses.  Therefore, any such investment by the Fund may be subject to duplicate expenses.  However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
 The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

LOANS OF FEDERAL FUNDS
Loans of federal funds are unsecured loans of money held in the Federal Reserve
System to federally insured depository institutions. Typically, the term of these loans is one day. Loans of federal funds are subject to credit risk.

REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities.
 The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities while they are on loan.
However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the
Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.  The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest ate risks and credit risks.

ASSET SEGREGATION
In order to secure its obligations in connection with special transactions, the
Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction.  This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund.  Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-
term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan
Rate.



INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

LEVERAGE RISKS
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

SECTOR RISKS
 A substantial part of the Fund's portfolio may be comprised of fixed income securities and loans by companies in the banking industry. As a result, the Fund will be more susceptible to any economic, business political or other developments which generally affect these issuers. Developments affecting companies in the banking industry might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

CALL RISKS
Call Risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price.  An increase in the likelihood of a call may reduce the security's price.  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS
Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal.
Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage backed securities.
For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

RISKS ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser.  Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities.  Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and Investment Allocation."


FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY
The investment objective of the Fund is stability of principal and current income consistent with stability of principal. The Fund may attempt to increase yield by trading portfolio instruments to take advantage of short-term market variations. The fundamental investment objective and policy may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not purchase any portfolio instrument on margin or sell any portfolio instrument short but it may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.

BORROWING MONEY
The Fund will not borrow money, except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests when the liquidation of portfolio investments would be inconvenient or disadvantageous. Interest paid on borrowed funds will not be available for investment. The Fund will liquidate any such borrowings as soon as possible.
However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio investments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.

PLEDGING ASSETS
The Fund will not mortgage, pledge or hypothecate any assets except in connection with any borrowing described above and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of such borrowing.

INVESTING IN COMMODITIES
The Fund will not invest in commodities, commodity contracts or real estate, except that it may purchase portfolio instruments issued by companies which invest in or sponsor interests therein.

UNDERWRITING
The Fund will not engage in underwriting of portfolio instruments issued by others.

LENDING
The Fund will not lend any of its assets, except that it may participate in the
Federal funds market and purchase or hold portfolio instruments, to include repurchase agreements, permitted by its investment objective and policies.

ISSUING SENIOR SECURITIES
The Fund will not issue senior securities, except as permitted by the investment objective and policies and investment limitations of the Fund.

DIVERSIFICATION
The Fund is a "diversified company" within the meaning of the Investment Company
Act of 1940 (1940 Act), as amended,  and any rules, regulations, or interpretations thereunder.

CONCENTRATION
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD
WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL
CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE. [

INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN RESTRICTED SECURITIES
The Fund may invest in restricted securities. Restricted securities are any securities which are subject to restrictions on resale under federal securities law. The Fund may invest without limitation in restricted securities which are determined to be liquid under criteria established by the Board. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to not more than 10% of its net assets.
 Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While National Association of
Securities Dealers (NASD) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive
Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.


SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Treasury Department Federal Credit Union, Washington, D.C., owned approximately
7,896,423 Shares (7.75%); IDB-ICC Federal Credit Union, Washington, D.C., owned approximately 9,284,746 Shares (9.11%);  Chartway Federal Credit Union, Virginia
Beach, VA, owned approximately 15,000,000 Shares (14.73%);  United Labor Bank,
Oakland, CA, owned approximately 25,000,000 Shares (24.55%).


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The  Board  is  responsible  for  managing  the Trust's business affairs and for exercising all the Trust's powers except those  reserved  for  the shareholders.
The  following  tables give information about each Board member and  the  senior officers of the Fund.  Where  required, the tables separately list Board members who are "interested persons" of  the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent"  Board  members). Unless otherwise noted, the  address of each person listed is Federated Investors  Tower,  1001  Liberty
Avenue,  Pittsburgh,  PA.   As  of  December  31,  2006,  the Trust comprised 40
portfolios, and the Federated Fund Complex consisted of 45  investment companies
(comprising  148  portfolios). Unless otherwise noted, each Officer  is  elected annually. Unless otherwise  noted,  each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 5, 2007, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND       FROM TRUST
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL              AND
TRUST                                                                                                         YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
JOHN F.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0               $0
DONAHUE*         Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund
Birth Date:      Complex's Executive Committee.
July 28,
1924             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated
TRUSTEE          Investment Management Company and Chairman and Director, Federated Investment
Began            Counseling.
serving:
October 1988

J.               PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated               $0               $0
CHRISTOPHER      Fund Complex; Director or Trustee of some of the Funds in the Federated Fund
DONAHUE*         Complex; President, Chief Executive Officer and Director, Federated Investors,
Birth Date:      Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee,
April 11,        Federated Investment Counseling; Chairman and Director, Federated Global
1949             Investment Management Corp.; Chairman, Federated Equity Management Company of
PRESIDENT        Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
AND TRUSTEE      Federated); Trustee, Federated Shareholder Services Company; Director, Federated
Began            Services Company.
serving:
April 1989       PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                 Chief Executive Officer, Federated Investment Management Company, Federated
                 Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                   $98.38         $180,000
ELLIS, M.D.*     Professor of Medicine, University of Pittsburgh; Medical Director, University of
Birth Date:      Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist,
October 11,      University of Pittsburgh Medical Center.
1932
3471 Fifth       OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of
Avenue           America.
Suite 1111
Pittsburgh,      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of
PA               Pittsburgh Medical Center.
TRUSTEE
Began
serving:
October 1988

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                                     TOTAL
ADDRESS                                                                                                   AGGREGATE     COMPENSATION
POSITIONS                                                                                              COMPENSATION             FROM
HELD WITH        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND        TRUST AND
TRUST            OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL        FEDERATED
DATE SERVICE                                                                                                  YEAR)     FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
THOMAS G.        PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $108.21         $198,000
BIGLEY
Birth Date:      OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,      Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old           PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Timber Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
November
1994

JOHN T.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $108.21         $198,000
CONROY, JR.      Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:      private real estate ventures in Southwest Florida.
June 23,
1937             PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Investment       President, John R. Wood and Associates, Inc., Realtors; President, Naples
Properties       Property Management, Inc. and Northgate Village Development Corporation.
Corporation
3838 North
Tamiami
Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1991

NICHOLAS P.      PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $108.21         $198,000
CONSTANTAKIS
Birth Date:      OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,     Baker Corporation (engineering and energy services worldwide).
1939
175              PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Woodshire
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1999

JOHN F.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                    $98.38         $180,000
CUNNINGHAM       Director, QSGI, Inc. (technology services company).
Birth Date:
March 5,         OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
1943             Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston
353 El           College.
Brillo Way
Palm Beach,      PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
FL               (computer storage systems); Chairman of the Board and Chief Executive Officer,
TRUSTEE          Computer Consoles, Inc.; President and Chief Operating Officer, Wang
Began            Laboratories; Director, First National Bank of Boston; Director, Apollo Computer,
serving:         Inc.
January 1999

PETER E.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                    $98.38         $180,000
MADDEN
Birth Date:      OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942             PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court;
One Royal        President, State Street Bank and Trust Company and State Street Corporation
Palm Way         (retired); Director, VISA USA and VISA International; Chairman and Director,
100 Royal        Massachusetts Bankers Association; Director, Depository Trust Corporation;
Palm Way         Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1991

CHARLES F.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $108.21         $198,000
MANSFIELD,       Management Consultant.
JR.
Birth Date:      PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,        Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail
1945             Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA
80 South         (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of
Road             Banking and Finance, Frank G. Zarb School of Business, Hofstra University;
Westhampton      Executive Vice President DVC Group, Inc. (marketing, communications and
Beach, NY        technology).
TRUSTEE
Began
serving:
January 1999

JOHN E.          PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                   $131.16         $234,000
MURRAY, JR.,     Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.     Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,     OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932             construction, operations and technical services).
Chancellor,
Duquesne         PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University       University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,      University School of Law.
PA
TRUSTEE
Began
serving:
February
1995

THOMAS M.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                   $72.05          $45,000
O'NEILL          Managing Director and Partner, Navigator Management Company, L.P. (investment and
Birth Date:      strategic consulting).
June 14,
1951             OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers,
95 Standish      Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Street
P.O. Box         PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and
2779             Chief Investment Officer, Fleet Investment Advisors; President and Chief
Duxbury, MA      Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman,
TRUSTEE          Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam
Began            Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.
serving:
October 2006
MARJORIE P.      PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex.                  $98.38         $180,000
SMUTS
Birth Date:      PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator;
June 21,         National Spokesperson, Aluminum Company of America; television producer;
1935             President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1988

JOHN S.          PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;                  $98.38         $180,000
WALSH            President and Director, Heat Wagon, Inc. (manufacturer of construction temporary
Birth Date:      heaters); President and Director, Manufacturers Products, Inc. (distributor of
November 28,     portable construction heaters); President, Portable Heater Parts, a division of
1957             Manufacturers Products, Inc.
2604 William
Drive            PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999
JAMES F.         PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex; Prior            $98.38         $134,416
WILL             to June 2006, Vice Chancellor and President, Saint Vincent College.
Birth Date:
October 12,      OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
1938
721 E.           PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.;
McMurray         President and Chief Executive Officer, Cyclops Industries; President and Chief
Road             Operating Officer, Kaiser Steel Corporation.
McMurray PA
TRUSTEE
Began
serving:
April 2006

OFFICERS**

NAME
BIRTH DATE
POSITIONS
HELD WITH
TRUST       PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
DATE
SERVICE
BEGAN
JOHN W.     PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive
MCGONIGLE   Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26, PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director,
1938        Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
AND
SECRETARY
Began
serving:
October
1988

RICHARD A.  PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President,
NOVAK       Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services,
Birth Date: Inc. and Southpointe Distribution Services, Inc.
December
25, 1963    PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held
TREASURER   various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Began
serving:
January
2006

RICHARD B.  PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER      Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17,     PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
1923        President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.
VICE
PRESIDENT
Began
serving:
October
1988

BRIAN P.    PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President
BOUDA       and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda
Birth Date: joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
February
28, 1947
SENIOR VICE
PRESIDENT
AND CHIEF
COMPLIANCE
OFFICER
Began
serving:
August 2004

DEBORAH A.  PRINCIPAL OCCUPATIONS:  Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was
CUNNINGHAM  named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior
Birth Date: Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial
September   Analyst and received her M.S.B.A. in Finance from Robert Morris College.
15, 1959
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

MARY JO     PRINCIPAL OCCUPATIONS:  Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She
OCHSON      joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since
Birth Date: 1996.  Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
September
12, 1953
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

SUSAN R.    PRINCIPAL OCCUPATIONS:  Susan R. Hill has been the Fund's Portfolio Manager since January 1994.   She is Vice President
HILL        of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice
Birth Date: President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice
June 20,    President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994
1963        until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie
VICE        Mellon University.
PRESIDENT
Began
serving:
May 2004

JEFF A.     PRINCIPAL OCCUPATIONS: Jeff A. Kozemchak is Vice President of the Trust.  Mr. Kozemchak joined Federated in 1987 and has
KOZEMCHAK   been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a
Birth Date: Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998.  Mr. Kozemchak is a Chartered
January 15, Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
1960
VICE
PRESIDENT
Began
serving:
May 2004

PAIGE M.    PRINCIPAL OCCUPATIONS: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has
WILHELM     been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager.  She is
Birth Date: responsible for portfolio management and research in the fixed-income area concentrating on taxable money market
May 28,     instruments.  Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor;
1962        Performance Analyst, Federated Investment Counseling.  Ms. Wilhelm is a member of the CFA Society of Pittsburgh and
VICE        received her B.S. from Indiana University and her M.B.A. from Duquesne University.
PRESIDENT
Began
serving:
August 2006

**Officers do not receive any compensation from the Fund.

In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.

COMMITTEES OF THE BOARD

                                                                                                                           MEETINGS
BOARD          COMMITTEE                                                                                                   HELD
COMMITTEE      MEMBERS          COMMITTEE FUNCTIONS                                                                        DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR

EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may exercise      Three
               Donahue          all the powers of the full Board in the management and direction of the business and
               John E.          conduct of the affairs of the Trust in such manner as the Executive Committee shall
               Murray, Jr.,     deem to be in the best interests of the Trust.  However, the Executive Committee
               J.D., S.J.D.     cannot elect or remove Board members, increase or decrease the number of Trustees,
               John S.          elect or remove any Officer, declare dividends, issue shares or recommend to
               Walsh            shareholders any action requiring shareholder approval.

AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial            Seven
               Bigley           reporting process of the Fund, the Fund`s internal control over financial reporting,
               John T.          and the quality, integrity and independent audit of the Fund`s financial statements.
               Conroy, Jr.      The Committee also oversees or assists the Board with the oversight of compliance with
               Nicholas P.      legal requirements relating to those matters, approves the engagement and reviews the
               Constantakis     qualifications, independence and performance of the Fund`s independent registered
               Charles F.       public accounting firm, acts as a liaison between the independent registered public
               Mansfield,       accounting firm and the Board and reviews the Fund`s internal audit function.
               Jr.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees, selects       One
               Bigley           and nominates persons for election to the Fund`s Board when vacancies occur. The
               John T.          Committee will consider candidates recommended by shareholders, Independent Trustees,
               Conroy, Jr.      officers or employees of any of the Fund`s agents or service providers and counsel to
               Nicholas P.      the Fund. Any shareholder who desires to have an individual considered for nomination
               Constantakis     by the Committee must submit a recommendation in writing to the Secretary of the Fund,
               John F.          at the Fund's address appearing on the back cover of this Statement of Additional
               Cunningham       Information. The recommendation should include the name and address of both the
               Peter E.         shareholder and the candidate and detailed information concerning the candidate's
               Madden           qualifications and experience. In identifying and evaluating candidates for
               Charles F.       consideration, the Committee shall consider such factors as it deems appropriate.
               Mansfield,       Those factors will ordinarily include:  integrity, intelligence, collegiality,
               Jr.              judgment, diversity, skill, business and other experience, qualification as an
               John E.          "Independent Trustee," the existence of material relationships which may create the
               Murray, Jr.      appearance of a lack of independence, financial or accounting knowledge and
               Thomas M.        experience, and dedication and willingness to devote the time and attention necessary
               O'Neill          to fulfill Board responsibilities.
               Marjorie P.
               Smuts
               John S.
               Walsh
               James F.
               Will

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2006

                                                                          AGGREGATE
                                                                    DOLLAR RANGE OF
                                           DOLLAR RANGE OF          SHARES OWNED IN
INTERESTED                                    SHARES OWNED      FEDERATED FAMILY OF
BOARD MEMBER NAME                     IN LIQUID CASH TRUST     INVESTMENT COMPANIES

John F. Donahue                                       None            Over $100,000
J. Christopher Donahue                                None            Over $100,000
Lawrence D. Ellis, M.D.                               None            Over $100,000

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                                      None            Over $100,000
John T. Conroy, Jr.                                   None            Over $100,000
Nicholas P. Constantakis                              None            Over $100,000
John F. Cunningham                                    None            Over $100,000
Peter E. Madden                                       None            Over $100,000
Charles F. Mansfield, Jr.                             None            Over $100,000
John E. Murray, Jr., J.D., S.J.D.                     None            Over $100,000
Thomas M. O'Neill                                     None            Over $100,000
Marjorie P. Smuts                                     None            Over $100,000
John S. Walsh                                         None            Over $100,000
James F. Will                                         None                     None


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above .45% of its average daily net assets.
The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICIES
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

PROXY VOTING PROCEDURES
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions.  The Proxy Committee directs ISS by means of Proxy
Voting Guidelines, and ISS may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.  The Adviser's proxy voting procedures generally permit the Proxy
Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

CONFLICTS OF INTEREST
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

PROXY VOTING REPORT

A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available from Federated's website at
FederatedInvestors.com.  To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under
"Related Information", then select the appropriate link opposite the name of the
Fund; or select the name of the Fund and, from the Fund's page, click on the
"Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.



PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include percentage breakdowns of the portfolio by credit quality tier, type of security and effective maturity range.

To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link.

You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under
"Related Information" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund.  The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the
Fund and most of the other Federated funds:

                        AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE     NET ASSETS OF THE FEDERATED FUNDS
 0.150 of 1%            on the first $5 billion
 0.125 of 1%            on the next $5 billion
 0.100 of 1%            on the next $10 billion
 0.075 of 1%            on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio.  FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-
pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst & Young
LLP, conducts its audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
 FOR THE YEAR ENDED JULY 31
                                    2007         2006         2005
 Advisory Fee Earned            $372,407     $386,423     $485,680
 Advisory Fee Reduction         372,407      386,423      485,680
 Administrative Fee             125,932      125,967      126,2185
 SHAREHOLDER SERVICES FEE:      0            --           --
If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.



HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year periods ended
July 31, 2007.

Yield and Effective Yield are given for the 7-day period ended July 31, 2007.

                     7 -DAY PERIOD     1 YEAR     5 YEARS     10 YEARS

 Total Return        N/A               5.26%      2.79%       3.78%
 Yield               5.15%             N/A        N/A         N/A
 Effective Yield     5.28%             N/A        N/A         N/A

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated  to  providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated  is  a firm with independent research, product  breadth  and  industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global  clients  through  a disciplined investment process and an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

EQUITIES
As  of  December  31,  2006,  Federated  managed   48   equity   funds  totaling
approximately  $28.7  billion  in  assets  across growth, value, equity  income, international, index and sector allocation styles.

TAXABLE FIXED-INCOME
As  of December 31, 2006, Federated managed 35  taxable  bond  funds  including:
high-yield,  multi-sector,  mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $15.2 billion.

TAX FREE FIXED-INCOME
As  of  December  31, 2006, Federated  managed  14  municipal  bond  funds  with approximately $2.9  billion  in  assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

MONEY MARKET FUNDS
As of December 31, 2006, Federated  managed  $155.2  billion in assets across 51 money market funds, including 17 government, 11 prime,  22 municipal and 1 euro-
denominated  with  assets  approximating  $63.5  billion, $64.0  billion,  $27.6 billion and $82.9 million.

The  Chief  Investment  Officers  responsible  for  oversight   of  the  various
investment  sectors  within  Federated  are:  Stephen  F. Auth, CFA, for  Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA,
for  Tax  Free Fixed-Income; and Deborah A. Cunningham, CFA,  for  Money  Market
Funds.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended July 31, 2007 are incorporated herein by reference to the Annual Report to Shareholders of
Liquid Cash Trust dated July 31, 2007.

ADDRESSES

LIQUID CASH TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
Citibank, N.A.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro LLP

Reed Smith LLP

SERVICE PROVIDERS
Bloomberg

Factset

SECURITY PRICING SERVICES
Not Applicable

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.

Lipper

Morningstar

NASDAQ

Value Line

Wiesenberger/Thomson Financial

OTHER
Investment Company Institute

Astec Consulting Group, Inc.

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST

STATEMENT OF ADDITIONAL INFORMATION
SEPTEMBER 30, 2007

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Liberty U.S. Government Money Market
Trust (Fund), dated September 30, 2007.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.


                                         CONTENTS
                                         How is the Fund Organized?.............
                                         Securities in Which the Fund Invests...
                                         What Do Shares Cost?...................
                                         How is the Fund Sold?..................
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Fund?..............................
                                         How Does the Fund Measure Performance?.
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Addresses..............................
                                         Appendix...............................
Liberty U.S. Government Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FEDERATEDINVESTORS.COM
or call 1-800-341-7400.
Federated Securities Corp., Distributor

(9/07)

Federated is a registered mark
of Federated Investors, Inc.
2007 {copyright}Federated Investors, Inc.

                                -0-

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Trust may offer separate series of shares representing interests in separate portfolios of securities.  The Fund, which was established on August 30, 1979, was reorganized as a portfolio of the Trust on July 30, 1999.

The Board of Trustees (Board) has established four classes of shares of the
Fund, known as Class A Shares, Class B Shares, Class C Shares and Class F Shares
(Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which the Fund may invest:

U.S. TREASURY SECURITIES
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution

Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities. A Fund treats mortgage-backed securities guaranteed by a
GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

ZERO COUPON SECURITIES
Certain U.S. Treasury and agency securities in which the Fund invests may be zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

CALLABLE SECURITIES
Certain U.S. Treasury and agency securities in which the Fund invests may be callable at the option of the issuer. Callable securities are subject to call risks.

MORTGAGE BACKED SECURITIES
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-
through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to additional expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

SPECIAL TRANSACTIONS

INTER-FUND BORROWING AND LENDING ARRANGEMENTS
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund.  Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-
term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan
Rate.

REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by

the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the

loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The
Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks.

ASSET SEGREGATION
In order to secure its obligations in connection with special transactions, the
Fund will either enter into offsetting transactions or set aside readily marketable securities.  Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction.  This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.



INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.  Money Market Funds try to minimize this risk by purchasing higher quality securities.

Credit risk includes the possibility that a party to a transaction involving the
Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LEVERAGE RISKS
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

CALL RISKS
If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS
Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal.
Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed-income securities.

RISKS ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser.  Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities.  Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and Investment Allocation."


FUNDAMENTAL INVESTMENT OBJECTIVE
The Fund's fundamental investment objective is to provide stability of principal and current income consistent with stability of principal. The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

DIVERSIFICATION
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

CONCENTRATION
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments are not deemed to constitute

an industry.

BORROWING MONEY AND ISSUING SENIOR SECURITIES
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940, as amended (1940 Act).

LENDING
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

INVESTING IN REAL ESTATE
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING SECURITIES
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD
WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL
CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

ILLIQUID SECURITIES
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

PURCHASES ON MARGIN
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in the value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (CLASS B SHARES AND CLASS C SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell
Shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan.  The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.  In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-
1 Plan fees related to Class B Shares may be paid to third parties who have provided the funds to make advance commission payments to financial intermediaries.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While Financial Industry
Regulatory Authority (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the FINRA.

UNDERWRITING COMMISSIONS
The following chart reflects the total front-end sales charges and contingent deferred sales charges paid in connection with the sale of  Class A Shares,
Class B Shares, Class C Shares and Class F Shares and the amount retained by the
Distributor for the last three fiscal years ended July 31, 2007:

                   2007                    2006                        2005

         TOTAL SALES       AMOUNT  TOTAL SALES    AMOUNT     TOTAL SALES       AMOUNT
             CHARGES     RETAINED      CHARGES  RETAINED         CHARGES     RETAINED
Class A           $0           $0           $0        $0          $4,893       $4,893
Class B                         0      114,016         0         700,196            -
Class C                                    207       207               -            -
Class F                                    139       139               -            -


SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

 Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: Edward Jones &
Co., Maryland Heights, MO, owned approximately 1,728,939 Shares (5.13%);
Citigroup Global Markets, Inc., New York, NY, owned approximately 2,581,422
Shares (7.66%); Pershing LLC, Jersey City, NJ, owned approximately 4,068,156
Shares (12.08%).

As of September 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: Pershing LLC,
Jersey City, NJ, owned approximately 371,072 Shares (8.62%); Citigroup Global
Markets, Inc., New York, NY, owned approximately 1,044,788 Shares (24.27%).

As of September 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class F Shares: State Street
Bank and Trust Company, Missoula, MT, owned approximately 26,847 Shares (5.26%);
Citigroup Global Markets, Inc., New York, NY, owned approximately 28,685 Shares
(5.63%); State Street Bank, Toledo, OH, owned approximately 45,218 Shares
(8.87%); Stifel Nicolaus Co, Inc., Saint Louis, MO, owned approximately 48,592
Shares (9.53%); State Street Bank and Trust Company, Huntington, WV, owned approximately 67,060 Shares (13.16%); State Street Bank and Trust Company,
Reasnor, IA, owned approximately 72,806 shares (14.28%); State Street Bank and
Trust Company, Reasnor, IA, owned approximately 104,166 Shares (20.44%).


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The  Board  is  responsible  for  managing  the Trust's business affairs and for exercising all the Trust's powers except those  reserved  for  the shareholders.
The  following  tables give information about each Board member and  the  senior officers of the Trust.  Where required, the tables separately list Board members who are "interested persons" of the Trust (i.e., "Interested" Board members) and those who are not (i.e.,  "Independent"  Board members). Unless otherwise noted, the address of each person listed is Federated  Investors  Tower,  1001  Liberty
Avenue,  Pittsburgh,  PA.   As  of  December  31,  2006,  the Trust comprised 41
portfolios, and the Federated Fund Complex consisted of 45  investment companies
(comprising  148  portfolios). Unless otherwise noted, each Officer  is  elected annually. Unless otherwise  noted,  each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 5, 2007, the Fund's Board and Officers as a group owned less than 1% of each Class of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE
ADDRESS
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)
TRUST                                                                                                                          TOTAL
DATE SERVICE                                                                                                AGGREGATE     COMPENSATION
BEGAN                                                                                                    COMPENSATION     FROM TRUST
                                                                                                            FROM FUND            AND
                                                                                                         (PAST FISCAL      FEDERATED
                                                                                                                YEAR)           FUND
                                                                                                                             COMPLEX
                                                                                                                               (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
JOHN F.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Chairman                $0             $0
DONAHUE*         and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's
Birth Date:      Executive Committee.
July 28,
1924             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated
TRUSTEE          Investment Management Company and Chairman and Director, Federated Investment
Began            Counseling.
serving:
October 1988

J.               PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated                 $0             $0
CHRISTOPHER      Fund Complex; Director or Trustee of some of the Funds in the Federated Fund
DONAHUE*         Complex; President, Chief Executive Officer and Director, Federated Investors,
Birth Date:      Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee,
April 11,        Federated Investment Counseling; Chairman and Director, Federated Global Investment
1949             Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and
PRESIDENT        Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee,
AND TRUSTEE      Federated Shareholder Services Company; Director, Federated Services Company.
Began
serving:         PREVIOUS POSITIONS: President, Federated Investment Counseling; President and Chief
April 1989       Executive Officer, Federated Investment Management Company, Federated Global
                 Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Professor          $247.96       $180,000
ELLIS, M.D.*     of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh
Birth Date:      Medical Center Downtown; Hematologist, Oncologist and Internist, University of
October 11,      Pittsburgh Medical Center.
1932
3471 Fifth       OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of
Avenue           America.
Suite 1111
Pittsburgh,      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of
PA               Pittsburgh Medical Center.
TRUSTEE
Began
serving:
October 1988

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                                     TOTAL
ADDRESS                                                                                                   AGGREGATE     COMPENSATION
POSITIONS                                                                                              COMPENSATION       FROM TRUST
HELD WITH        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND              AND
TRUST            OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL        FEDERATED
DATE SERVICE                                                                                                  YEAR)     FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
THOMAS G.        PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $272.77         $198,000
BIGLEY
Birth Date:      OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,      Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old           PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Timber Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
November
1994

JOHN T.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $272.77         $198,000
CONROY, JR.      Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:      private real estate ventures in Southwest Florida.
June 23,
1937             PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Investment       President, John R. Wood and Associates, Inc., Realtors; President, Naples
Properties       Property Management, Inc. and Northgate Village Development Corporation.
Corporation
3838 North
Tamiami
Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1991

NICHOLAS P.      PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $272.77         $198,000
CONSTANTAKIS
Birth Date:      OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,     Baker Corporation (engineering and energy services worldwide).
1939
175              PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Woodshire
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1999

JOHN F.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                   $247.96         $180,000
CUNNINGHAM       Director, QSGI, Inc. (technology services company).
Birth Date:
March 5,         OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
1943             Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston
353 El           College.
Brillo Way
Palm Beach,      PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
FL               (computer storage systems); Chairman of the Board and Chief Executive Officer,
TRUSTEE          Computer Consoles, Inc.; President and Chief Operating Officer, Wang
Began            Laboratories; Director, First National Bank of Boston; Director, Apollo Computer,
serving:         Inc.
January 1999

PETER E.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $247.96         $180,000
MADDEN
Birth Date:      OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942             PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court;
One Royal        President, State Street Bank and Trust Company and State Street Corporation
Palm Way         (retired); Director, VISA USA and VISA International; Chairman and Director,
100 Royal        Massachusetts Bankers Association; Director, Depository Trust Corporation;
Palm Way         Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1991

CHARLES F.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $272.77         $198,000
MANSFIELD,       Management Consultant.
JR.
Birth Date:      PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,        Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail
1945             Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA
80 South         (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of
Road             Banking and Finance, Frank G. Zarb School of Business, Hofstra University;
Westhampton      Executive Vice President DVC Group, Inc. (marketing, communications and
Beach, NY        technology).
TRUSTEE
Began
serving:
January 1999

JOHN E.          PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                   $330.62         $234,000
MURRAY, JR.,     Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.     Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,     OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932             construction, operations and technical services).
Chancellor,
Duquesne         PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University       University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,      University School of Law.
PA
TRUSTEE
Began
serving:
February
1995

THOMAS M.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $183.96          $45,000
O'NEILL          Managing Director and Partner, Navigator Management Company, L.P. (investment and
Birth Date:      strategic consulting).
June 14,
1951             OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers,
95 Standish      Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Street
P.O. Box         PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and
2779             Chief Investment Officer, Fleet Investment Advisors; President and Chief
Duxbury, MA      Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman,
TRUSTEE          Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam
Began            Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.
serving:
October 2006
MARJORIE P.      PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex.                 $247.96         $180,000
SMUTS
Birth Date:      PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator;
June 21,         National Spokesperson, Aluminum Company of America; television producer;
1935             President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1988

JOHN S.          PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;                 $247.96         $180,000
WALSH            President and Director, Heat Wagon, Inc. (manufacturer of construction temporary
Birth Date:      heaters); President and Director, Manufacturers Products, Inc. (distributor of
November 28,     portable construction heaters); President, Portable Heater Parts, a division of
1957             Manufacturers Products, Inc.
2604 William
Drive            PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999
JAMES F.         PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex; Prior           $247.96         $134,416
WILL             to June 2006, Vice Chancellor and President, Saint Vincent College.
Birth Date:
October 12,      OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
1938
721 E.           PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.;
McMurray         President and Chief Executive Officer, Cyclops Industries; President and Chief
Road             Operating Officer, Kaiser Steel Corporation.
McMurray PA
TRUSTEE
Began
serving:
April 2006

OFFICERS**

NAME
BIRTH DATE
ADDRESS
POSITIONS
HELD WITH   PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
TRUST
DATE
SERVICE
BEGAN
JOHN W.     PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive
MCGONIGLE   Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26, PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director,
1938        Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
AND
SECRETARY
Began
serving:
October
1988

RICHARD A.  PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President,
NOVAK       Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services,
Birth Date: Inc. and Southpointe Distribution Services, Inc.
December
25, 1963    PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held
TREASURER   various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Began
serving:
January
2006

RICHARD B.  PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER      Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17,     PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
1923        President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.
VICE
PRESIDENT
Began
serving:
October
1988

BRIAN P.    PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President
BOUDA       and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda
Birth Date: joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
February
28, 1947
CHIEF
COMPLIANCE
OFFICER AND
SENIOR VICE
PRESIDENT
Began
serving:
AUGUST 2004

DEBORAH A.  PRINCIPAL OCCUPATIONS:  Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham
CUNNINGHAM  was named Chief Investment Officer of money market products in 2004.  She joined Federated in 1981 and has been a Senior
Birth Date: Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial
September   Analyst and received her M.S.B.A. in Finance from Robert Morris College.
15, 1959
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

MARY JO     PRINCIPAL OCCUPATIONS:  Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004.  She
OCHSON      joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since
Birth Date: 1996.  Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
September
12, 1953
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

SUSAN R.    PRINCIPAL OCCUPATIONS: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of
HILL        the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice
Birth Date: President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice
June 20,    President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994
1963        until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie
VICE        Mellon University.
PRESIDENT
Began
serving:
May 2004

JEFF A.     PRINCIPAL OCCUPATIONS: Jeff A. Kozemchak is Vice President of the Trust Mr. Kozemchak joined Federated in 1987 and has
KOZEMCHAK   been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a
Birth Date: Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered
January 15, Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
1960
VICE
PRESIDENT
Began
serving:
May 2004

PAIGE M.    PRINCIPAL OCCUPATIONS: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has
WILHELM     been a Senior Vice President  since January 1, 2006 and a Senior Portfolio Manager since January 1, 2004.  She is
Birth Date: responsible for portfolio management and research in the fixed-income area concentrating on taxable money market
May 28,     instruments.  Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor;
1962        Performance Analyst, Federated Investment Counseling.  Ms. Wilhelm is a member of the CFA Society of Pittsburgh and
VICE        received her B.S. from Indiana University and her M.B.A. from Duquesne University.
PRESIDENT
Began
serving:
August 2006

**Officers do not receive any compensation from the Fund.

In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.

COMMITTEES OF THE BOARD

                                                                                                                       MEETINGS HELD
BOARD          COMMITTEE                                                                                               DURING LAST
COMMITTEE      MEMBERS          COMMITTEE FUNCTIONS                                                                    FISCAL YEAR

EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may exercise  Two
               Donahue          all the powers of the full Board in the management and direction of the business and
               John E.          conduct of the affairs of the Trust in such manner as the Executive Committee shall
               Murray, Jr.,     deem to be in the best interests of the Trust.  However, the Executive Committee
               J.D., S.J.D.     cannot elect or remove Board members, increase or decrease the number of Trustees,
               John S.          elect or remove any Officer, declare dividends, issue shares or recommend to
               Walsh            shareholders any action requiring shareholder approval.

AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial        Seven
               Bigley           reporting process of the Fund, the Fund`s internal control over financial reporting,
               John T.          and the quality, integrity and independent audit of the Fund`s financial statements.
               Conroy, Jr.      The Committee also oversees or assists the Board with the oversight of compliance with
               Nicholas P.      legal requirements relating to those matters, approves the engagement and reviews the
               Constantakis     qualifications, independence and performance of the Fund`s independent registered
               Charles F.       public accounting firm, acts as a liaison between the independent registered public
               Mansfield,       accounting firm and the Board and reviews the Fund`s internal audit function.
               Jr.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees, selects   One
               Bigley           and nominates persons for election to the Fund`s Board when vacancies occur. The
               John T.          Committee will consider candidates recommended by shareholders, Independent Trustees,
               Conroy, Jr.      officers or employees of any of the Fund`s agents or service providers and counsel to
               Nicholas P.      the Fund. Any shareholder who desires to have an individual considered for nomination
               Constantakis     by the Committee must submit a recommendation in writing to the Secretary of the Fund,
               John F.          at the Fund's address appearing on the back cover of this Statement of Additional
               Cunningham       Information. The recommendation should include the name and address of both the
               Peter E.         shareholder and the candidate and detailed information concerning the candidate's
               Madden           qualifications and experience. In identifying and evaluating candidates for
               Charles F.       consideration, the Committee shall consider such factors as it deems appropriate.
               Mansfield,       Those factors will ordinarily include:  integrity, intelligence, collegiality,
               Jr.              judgment, diversity, skill, business and other experience, qualification as an
               John E.          "Independent Trustee," the existence of material relationships which may create the
               Murray, Jr.      appearance of a lack of independence, financial or accounting knowledge and
               Thomas M.        experience, and dedication and willingness to devote the time and attention necessary
               O'Neill          to fulfill Board responsibilities.
               Marjorie P.
               Smuts
               John S.
               Walsh
               James F.
               Will

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2006

                                                                                                   AGGREGATE
                                                                                             DOLLAR RANGE OF
                                                                    DOLLAR RANGE OF          SHARES OWNED IN
INTERESTED                                                             SHARES OWNED      FEDERATED FAMILY OF
BOARD MEMBER NAME                     IN LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST     INVESTMENT COMPANIES

John F. Donahue                                                                None            Over $100,000
J. Christopher Donahue                                              $1.00 - $10,000            Over $100,000
Lawrence D. Ellis, M.D.                                             $1.00 - $10,000            Over $100,000

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                                                               None            Over $100,000
John T. Conroy, Jr.                                                            None            Over $100,000
Nicholas P. Constantakis                                                       None            Over $100,000
John F. Cunningham                                                             None            Over $100,000
Peter E. Madden                                                                None            Over $100,000
Charles F. Mansfield, Jr.                                         $10,000 - $50,000            Over $100,000
John E. Murray, Jr., J.D., S.J.D.                                              None            Over $100,000
Thomas M. O'Neill                                                              None            Over $100,000
Marjorie P. Smuts                                                              None            Over $100,000
John S. Walsh                                                                  None            Over $100,000
James F. Will                                                                  None                     None


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICIES
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

PROXY VOTING PROCEDURES
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions.  The Proxy Committee directs ISS by means of Proxy
Voting Guidelines, and ISS may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.  The Adviser's proxy voting procedures generally permit the Proxy
Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

CONFLICTS OF INTEREST
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

PROXY VOTING REPORT
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website.  Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.



PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include the effective average maturity of the Fund's portfolio and percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link.  A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Funds.  The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the
Fund and most of the other Federated funds:

                        AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE     NET ASSETS OF THE FEDERATED FUNDS
 0.150 of 1%            on the first $5 billion
 0.125 of 1%            on the next $5 billion
 0.100 of 1%            on the next $10 billion
 0.075 of 1%            on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-
pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst & Young
LLP, conducts its audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
FOR THE YEAR ENDED JULY 31
                                          2007         2006                 2005
Advisory Fee Earned            $1,415,054          $1,553,053       $1,823,529
Advisory Fee Reduction              336,701             413,108          251,132
Administrative Fee                  217,933             235,402          227,906
12B-1 FEE:
 Class B Shares                     250,687
 Class C Shares                       24,875
SHAREHOLDER SERVICES FEE:
 Class A Shares                       245,944
 Class B Shares                       83,562
 Class C Shares                         7,139
 Class F Shares                            223

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.



HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

 Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year or Start of
Performance periods ended July 31, 2007.

Yield  and Effective Yield are given for the 7-day period ended July 31, 2007.

                  7-DAY PERIOD  1 YEAR
 CLASS A SHARES:
 Total Return     NA            4.49%
 Yield            4.44%         NA
 Effective Yield  4.54%         NA
 CLASS B SHARES:
 Total Return     NA            (1.94)%
 Yield            3.54%         NA
 Effective Yield  3.60%         NA
                  7-DAY PERIOD  1 YEAR   START OF
                                         PERFORMANCE ON
                                         MAY 2, 2005
 CLASS C SHARES:
 Total Return     NA            2.60%    2.91%
 Yield            3.58%         NA       NA
 Effective Yield  3.64%         NA       NA
 CLASS F SHARES:
 Total Return     NA            3.49%    3.39%
 Yield            4.44%         NA       NA
 Effective Yield  4.54%         NA       NA


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees..


WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated  to  providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated  is  a firm with independent research, product  breadth  and  industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global  clients  through  a disciplined investment process and an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

EQUITIES
As  of  December  31,  2006,  Federated  managed   48   equity   funds  totaling
approximately  $28.7  billion  in  assets  across growth, value, equity  income, international, index and sector allocation styles.

TAXABLE FIXED-INCOME
As  of December 31, 2006, Federated managed 35  taxable  bond  funds  including:
high-yield,  multi-sector,  mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $15.2 billion.

TAX FREE FIXED-INCOME
As  of  December  31, 2006, Federated  managed  14  municipal  bond  funds  with approximately $2.9  billion  in  assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

MONEY MARKET FUNDS
As of December 31, 2006, Federated  managed  $155.2  billion in assets across 51 money market funds, including 17 government, 11 prime,  22 municipal and 1 euro-
denominated  with  assets  approximating  $63.5  billion, $64.0  billion,  $27.6 billion and $82.9 million.

The  Chief  Investment  Officers  responsible  for  oversight   of  the  various
investment  sectors  within  Federated  are:  Stephen  F. Auth, CFA, for  Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA,
for  Tax  Free Fixed-Income; and Deborah A. Cunningham, CFA,  for  Money  Market
Funds.



FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended July 31, 2007 are incorporated herein by reference to the Annual Report to Shareholders of
Liberty U.S. Government Money Market Trust dated July 31, 2007.


ADDRESSES

LIBERTY U.S. GOVERNMENT MONEY MARKET TRUST

Class A Shares
Class B Shares
Class C Shares
Class F Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
Citigroup

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young, LLP

LEGAL COUNSEL
Dickstein Shapiro LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset
Institutional Shareholder Services, Inc.

SECURITY PRICING SERVICES
Reuters
Standard & Poor's
FT Interactive Data
Bear Stearns

RATINGS AGENCY
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
Lipper
Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
Investment Company Institute
Astec Consulting Group, Inc.

MONEY MARKET OBLIGATIONS TRUST

STATEMENT OF ADDITIONAL INFORMATION


September 30, 2007

FEDERATED CAPITAL RESERVES FUND (CAPITAL FUND)
FEDERATED GOVERNMENT RESERVES FUND (GOVERNMENT FUND)
FEDERATED MUNICIPAL TRUST (MUNICIPAL FUND)
This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for the Funds, dated September 30, 2007.


This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                         CONTENTS
                                         How Are the Funds Organized?...........
                                         Securities in Which the Funds Invest...
                                         How are the Funds Sold?................
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Fund?..............................
                                         How Does the Fund Measure Performance?.
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Investment Ratings.....................
                                         Addresses..............................
                                         Appendix...............................

                                       0

HOW ARE THE FUNDS ORGANIZED?

Each Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1998. The
Trust may offer separate series of shares representing interests in separate portfolios of securities. The Capital Fund, the Government Fund and the
Municipal Fund were established as portfolios of the Trust on December 31, 2004.

The Funds' investment adviser is Federated Investment Management Company
(Adviser).

SECURITIES IN WHICH THE FUNDS INVEST

The principal securities in which each Fund may invest are described in the
Funds' prospectus.  In pursuing its investment strategies, a Fund may also invest in the following securities for any purpose that is consistent with its investment objectives:

SECURITIES DESCRIPTIONS AND TECHNIQUES

CAPITAL FUND, GOVERNMENT FUND AND MUNICIPAL FUND

ZERO COUPON SECURITIES
Certain fixed-income securities of the types in which a Fund may invest may be zero coupon securities.  Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment").  Investors buy zero coupon securities at a price below the amount payable at maturity.  The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.  Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

CALLABLE SECURITIES
Certain fixed income securities of the types in which a Fund may invest may be callable at the option of the issuer. Callable securities are subject to call risks.

SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its
Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

The Government Fund will purchase and sell securities through regular way settlement, so that delivery of the security from the seller to the buyer will occur within the time frame that the securities industry has established for that type of security.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Funds and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund.  Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Funds' Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

                                       1

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less.  A Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-
term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan
Rate.

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ASSET SEGREGATION
In order to secure its obligations in connection with special transactions, the
Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction.  This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

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CAPITAL FUND

TREASURY SECURITIES
The Fund also may invest in U.S. Treasury securities, which are described in the prospectus.

BANK INSTRUMENTS
Bank instruments are unsecured interest bearing deposits with banks.  Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances.  Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.
Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

The Capital Fund will not invest in instruments of domestic and foreign banks and savings and loans unless they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund or the Savings Association Insurance Fund which are administered by the Federal Deposit Insurance Corporation.  These instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of Deposit,
and Euro-dollar Time Deposits.

For purposes of applying the Fund's concentration limitation, bank instruments also include fixed income securities credit enhanced by a bank.

CAPITAL FUND AND GOVERNMENT FUND

MORTGAGE BACKED SECURITIES
Mortgage backed securities represent interests in pools of mortgages.  The mortgages that comprise a pool normally have similar interest rates, maturities and other terms.  Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms.  Many have extremely complicated terms.  The simplest form of mortgage backed securities is pass-
through certificates.  An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages.  Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

                                       2

SECURITIES LENDING
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A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay a
Fund the equivalent of any dividends or interest received on the loaned securities. A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for a Fund. However, a Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of a Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan. However, a Fund will terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the adviser. There can be no assurance that a Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon. A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

GOVERNMENT FUND AND MUNICIPAL FUND

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Government Fund and the Municipal Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds for the Municipal Fund, as an efficient means of implementing its investment strategies and/or managing its uninvested cash.  These other investment companies are managed independently of the Municipal Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Municipal Fund in connection with any such investment.  However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional fees and/or expenses. The Fund may invest in money market securities directly.

MUNICIPAL FUND

FIXED INCOME SECURITIES
The Municipal Fund also may invest in fixed income securities.  Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following describes the types of fixed income securities, in addition to those identified for the Municipal Fund in the prospectus (such as tax-exempt securities, variable rate demand instruments and municipal notes) or herein
(such as zero coupon securities and callable securities), in which the Municipal
Fund may invest:

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PRIVATE ACTIVITY BONDS
Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality.
Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

MUNICIPAL LEASES
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Municipal Fund may invest in securities supported by individual leases or pools of municipal leases.

                                       3

TAX INCREMENT FINANCING BONDS
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district.  For example, a municipality may issue TIF bonds to redevelop a commercial area.  The TIF bonds would be payable solely from any increase in sales taxes collected from the merchants in the area.  The bonds could fail to pay principal or interest if merchants' sales, and related tax collections, failed to increase as anticipated.

MUNICIPAL MORTGAGE BACKED SECURITIES
Municipal mortgage backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.

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CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

TEMPORARY DEFENSIVE INVESTMENTS
The Municipal Fund may make temporary defensive investments in the following taxable securities, which are described in the prospectus or herein:
U.S. Treasury securities, agency securities, bank instruments, corporate debt securities, commercial paper, repurchase agreements and reverse repurchase agreements.

INVESTMENT RATINGS (CAPITAL FUND)
A nationally recognized statistical rating organization's (NRSROs) two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated A-1+, A-1 or A-2 by Standard & Poor's
(S&P), P-1 or P-2 by Moody's Investors Service (Moody's), F-1+, F-1 or F-2 by
Fitch Ratings (Fitch) or R-1 (high), R-1 (middle) or R-1 (low) by Dominion Bond
Rating Service (DBRS) are all considered rated in one of the two highest short-
term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RATINGS (MUNICIPAL FUND)
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by S&P, MIG-1 or MIG-2 by Moody's, F-1+, F-
1 or F-2 by Fitch or R-1 (high), R-1 (middle) or R-1 (low) by DBRS are all considered rated in one of the two highest short-term rating categories. The
Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-
term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Funds. The Funds'
principal risks are described in the prospectus. Additional risk factors are outlined below.

                                       4

CAPITAL FUND, GOVERNMENT FUND AND MUNICIPAL FUND

CALL RISKS
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price.  An increase in the likelihood of a call may reduce the security's price.  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

CAPITAL FUND AND GOVERNMENT FUND

PREPAYMENT RISKS
Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-
backed securities include both interest and a partial payment of principal.
Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a fund holding mortgage-backed securities.
For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed income securities.

CAPITAL FUND, GOVERNMENT FUND, AND MUNICIPAL FUND

RISKS ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS
On days during which there are net purchases of Fund Shares, a Fund must invest the proceeds at prevailing market yields. If the yield of the securities purchased is less than that of the securities already in the portfolio, the
Fund's yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, a Fund retains the discretion to close to new investments. However, a Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
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MUNICIPAL FUND

CREDIT RISKS
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

TAX RISKS
In order to pay interest that is exempt from federal regular income tax, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
Changes or proposed changes in federal tax laws may cause the prices of tax exempt securities to fall.

FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICY

CAPITAL FUND     To provide current income consistent with stability of
                 principal and liquidity.
GOVERNMENT FUND  To provide current income consistent with stability of principal and liquidity.
MUNICIPAL FUND   To provide current income which is exempt from federal regular income tax consistent with stability of principal.

The Municipal Fund will invest its assets so that at least 80% of its annual interest income that the Municipal Fund distributes is exempt from federal regular income tax.
These investment objectives and policy cannot be changed without shareholder approval.

INVESTMENT LIMITATIONS

DIVERSIFICATION
With respect to securities comprising 75% of the value of its total assets, a
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or a Fund would own more than 10% of the outstanding voting securities of that issuer.  As a matter of non-fundamental policy, a Fund complies with the diversification requirements of Rule 2a-7, which are more rigorous.

BORROWING MONEY AND ISSUING SENIOR SECURITIES
A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

INVESTING IN REAL ESTATE
A Fund may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES
A Fund may not purchase or sell physical commodities, provided that a Fund may purchase securities of companies that deal in commodities.

UNDERWRITING
A Fund may not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING
A Fund may not make loans, provided that this restriction does not prevent a
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

                                       5

CONCENTRATION
A Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD
WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL
CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PURCHASES ON MARGIN
A Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

PLEDGING ASSETS
A Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

ILLIQUID SECURITIES
A Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

INVESTING IN RESTRICTED SECURITIES
A Fund may invest in securities subject to restrictions on resale under federal securities laws.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the above limitations, a Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of
$100,000,000 at the time of investment to be "cash items."

For purposes of the commodities restriction, investments in transactions involving futures contracts and options forward currency contracts, swap transactions and other financial contracts that settle by payment in cash are deemed not to be investments in commodities.

In applying the Funds' concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities.  To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, the
Funds will not exclude foreign bank instruments from industry concentration tests as long as the policy of the SEC remains in effect.  The Funds will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

REGULATORY COMPLIANCE
A Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Funds will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Funds will determine the effective maturity of its investments according to the Rule. A Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

                                       6

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of a
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Funds, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (ALL FUNDS)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell
Shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan.  The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Funds in a number of ways. For example, it is anticipated that the Plan will help the Funds attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will the Funds pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

 The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred.
Therefore, it may take the Distributor a number of years to recoup these expenses.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While Financial Industry
Regulatory Authority (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Funds and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the FINRA.

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 SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, a Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

                                       7

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.


As of September 5, 2007, the following shareholder owned of record, beneficially, or both, 5% or more of outstanding Shares of the Capital Fund:
Pershing, Jersey City, NJ, owned approximately 8,577,094,204 shares (99.99%).

As of September 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares of the Government Fund:
Pershing, Jersey City, NJ, owned approximately 8,526,268,802 shares (90.94%);
and Pershing, Jersey City, NJ, owned approximately 848,496,416 shares (9.05%).

As of September 5, 2007, the following shareholder owned of record, beneficially, or both, 5% or more of outstanding Shares of the Municipal Fund:
Pershing, Jersey City, NJ, owned approximately 439,873,422 shares (99.23%).


Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

 Pershing LLC is organized in the state of Delaware as a foreign LLC and is a subsidiary of the Bank of New York Company organized in the state of New York.

                                       8

TAX INFORMATION

FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS (CAPITAL FUND ONLY)
If the Capital Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the
Capital Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Capital Fund assets to be invested within various countries is uncertain. However, the Capital Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

                                       9

 WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, PA.  As of December 31, 2006, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 45 investment companies
(comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.
As of September 5, 2007, the Fund's Board and Officers as a group owned less than 1% of the Funds' outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

NAME             PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             AGGREGATE            TOTAL
BIRTH DATE       OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     COMPENSATION     COMPENSATION
ADDRESS                                                                                                        FROM       FROM TRUST
POSITIONS                                                                                             FUNDS{dagger}              AND
HELD WITH                                                                                              (PAST FISCAL        FEDERATED
TRUST                                                                                                         YEAR)     FUND COMPLEX
DATE SERVICE                                                                                                                   (PAST
BEGAN                                                                                                                       CALENDAR
                                                                                                                               YEAR)
JOHN F.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0               $0
DONAHUE*         Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund
Birth Date:      Complex's Executive Committee.
July 28,
1924             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated
TRUSTEE          Investment Management Company and Chairman and Director, Federated Investment
Began            Counseling.
serving:
October 1988

J.               PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the                         $0               $0
CHRISTOPHER      Federated Fund Complex; Director or Trustee of some of the Funds in the
DONAHUE*         Federated Fund Complex; President, Chief Executive Officer and Director,
Birth Date:      Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management
April 11,        Company; Trustee, Federated Investment Counseling; Chairman and Director,
1949             Federated Global Investment Management Corp.; Chairman, Federated Equity
PRESIDENT        Management Company of Pennsylvania and Passport Research, Ltd. (Investment
AND TRUSTEE      advisory subsidiary of Federated); Trustee, Federated Shareholder Services
Began            Company; Director, Federated Services Company.
serving:
April 1989       PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                 Chief Executive Officer, Federated Investment Management Company, Federated
                 Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;               $12,702.16         $180,000
ELLIS, M.D.*     Professor of Medicine, University of Pittsburgh; Medical Director, University of
Birth Date:      Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist,
October 11,      University of Pittsburgh Medical Center.
1932
3471 Fifth       OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society
Avenue           of America.
Suite 1111
Pittsburgh,      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of
PA               Pittsburgh Medical Center.
TRUSTEE
Began
serving:
October 1988

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
{dagger}The compensation shown is for the Funds discussed in this SAI.  These
Funds are only a portion of the Funds contained in the Trust.

                                       10

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME             PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             AGGREGATE            TOTAL
BIRTH DATE       OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     COMPENSATION     COMPENSATION
ADDRESS                                                                                                        FROM       FROM TRUST
POSITIONS                                                                                             FUNDS{dagger}              AND
HELD WITH                                                                                              (PAST FISCAL        FEDERATED
TRUST                                                                                                         YEAR)     FUND COMPLEX
DATE SERVICE                                                                                                                   (PAST
BEGAN                                                                                                                       CALENDAR
                                                                                                                               YEAR)
THOMAS G.        PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                $13,972.42         $198,000
BIGLEY
Birth Date:      OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,      Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old           PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Timber Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
November
1994

JOHN T.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;               $13,972.42         $198,000
CONROY, JR.      Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:      private real estate ventures in Southwest Florida.
June 23,
1937             PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Investment       President, John R. Wood and Associates, Inc., Realtors; President, Naples
Properties       Property Management, Inc. and Northgate Village Development Corporation.
Corporation
3838 North
Tamiami
Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1991

NICHOLAS P.      PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                $13,972.42         $198,000
CONSTANTAKIS
Birth Date:      OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,     Baker Corporation (engineering and energy services worldwide).
1939
175              PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Woodshire
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1999

JOHN F.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                $12,702.16         $180,000
CUNNINGHAM       Director, QSGI, Inc. (technology services company).
Birth Date:
March 5,         OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
1943             Cunningham & Co., Inc. (strategic business consulting); Trustee Associate,
353 El           Boston College.
Brillo Way
Palm Beach,      PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
FL               (computer storage systems); Chairman of the Board and Chief Executive Officer,
TRUSTEE          Computer Consoles, Inc.; President and Chief Operating Officer, Wang
Began            Laboratories; Director, First National Bank of Boston; Director, Apollo
serving:         Computer, Inc.
January 1999

PETER E.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                $12,702.16         $180,000
MADDEN
Birth Date:      OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942             PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General
One Royal        Court; President, State Street Bank and Trust Company and State Street
Palm Way         Corporation (retired); Director, VISA USA and VISA International; Chairman and
100 Royal        Director, Massachusetts Bankers Association; Director, Depository Trust
Palm Way         Corporation; Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1991

CHARLES F.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;               $13,972.42         $198,000
MANSFIELD,       Management Consultant.
JR.
Birth Date:      PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,        Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of
1945             Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank
80 South         USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant
Road             Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra
Westhampton      University; Executive Vice President, DVC Group, Inc.
Beach, NY
TRUSTEE
Began
serving:
January 1999

JOHN E.          PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                $16,936.36         $234,000
MURRAY, JR.,     Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.     Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,     OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932             construction, operations and technical services).
Chancellor,
Duquesne         PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University       University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,      University School of Law.
PA
TRUSTEE
Began
serving:
February
1995

THOMAS M.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $9,664.23          $45,000
O'NEILL          Managing Director and Partner, Navigator Management Company, L.P. (investment
Birth Date:      and strategic consulting).
June 14,
1951             OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of
95 Standish      Overseers, Children's Hospital of  Boston; Visiting Committee on Athletics,
Street           Harvard College.
P.O. Box
2779             PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director
Duxbury, MA      and Chief Investment Officer, Fleet Investment Advisors; President and Chief
TRUSTEE          Executive Officer, Aeltus Investment Management, Inc.; General Partner,
Began            Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The
serving:         Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet
October 2006     Bank.
MARJORIE P.      PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;.             $12,702.16         $180,000
SMUTS
Birth Date:      PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference
June 21,         Coordinator; National Spokesperson, Aluminum Company of America; television
1935             producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1988

JOHN S.          PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;              $12,702.16         $180,000
WALSH            President and Director, Heat Wagon, Inc. (manufacturer of construction
Birth Date:      temporary heaters); President and Director, Manufacturers Products, Inc.
November 28,     (distributor of portable construction heaters); President, Portable Heater
1957             Parts, a division of Manufacturers Products, Inc.
2604 William
Drive            PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999
JAMES F.         PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;              $12,702.16         $134,416
WILL             Prior to June 2006, Vice Chancellor and President, Saint Vincent College.
Birth Date:
October 12,      OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany
1938             Corporation.
Saint
Vincent          PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco,
College          Inc.; President and Chief Executive Officer, Cyclops Industries; President and
Latrobe, PA      Chief Operating Officer, Kaiser Steel Corporation.
TRUSTEE
Began
serving:
April 2006

{dagger}The compensation shown is for the Funds discussed in this SAI.  These
Funds are only a portion of the Funds contained in the Trust.

                                       11

OFFICERS**

NAME         PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
BIRTH DATE
ADDRESS
POSITIONS
HELD WITH
TRUST
DATE
SERVICE
BEGAN
JOHN W.      PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive
MCGONIGLE    Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26,  PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director,
1938         Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
AND
SECRETARY
Began
serving:
October
1988

RICHARD A.   PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President,
NOVAK        Federated Administrative Services. ; Financial and Operations Principal for Federated Securities Corp., Edgewood
Birth Date:  Services, Inc. and Southpointe Distribution Services, Inc.
December
25, 1963     PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company;
TREASURER    held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Began
serving:
January
2006

RICHARD B.   PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER       Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17,      PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive
1923         Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.
VICE
PRESIDENT
Began
serving:
October
1988

BRIAN P.     PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President
BOUDA        and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda
Birth Date:  joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
February
28, 1947
CHIEF
COMPLIANCE
OFFICER AND
SENIOR VICE
PRESIDENT
Began
serving:
August 2004

DEBORAH A.   PRINCIPAL OCCUPATIONS:  Deborah A. Cunningham has been the Capital Fund's Portfolio Manager since December 2004. Ms.
CUNNINGHAM   Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust.
Birth Date:  She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser
September    since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris
15, 1959     College.
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

MARY JO      PRINCIPAL OCCUPATIONS:  Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed income products in 2004.
OCHSON       She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser
Birth Date:  since 1996.  Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of
September    Pittsburgh.
12, 1953
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

SUSAN R.     PRINCIPAL OCCUPATIONS: Susan R. Hill has been the Government Fund's Portfolio Manager since inception.  She is Vice
HILL         President of the Trust.. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a
Birth Date:  Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and
June 20,     served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's
1963         Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial
VICE         Administration from Carnegie Mellon University.
PRESIDENT
Began
serving:
MAY 2004

JEFF A.      PRINCIPAL OCCUPATIONS: Jeff Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has
KOZEMCHAK    been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a
Birth Date:  Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered
January 15,  Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
1960
VICE
PRESIDENT
Began
serving:
May 2004

PAIGE M.     PRINCIPAL OCCUPATIONS: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has
WILHELM      been a  Senior Vice President of the Fund's Adviser and a  Senior Portfolio Manager.  She is responsible for portfolio
Birth Date:  management and research in the fixed income area concentrating on taxable money market instruments.  Previous
May 28,      associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst,
1962         Federated Investment Counseling.  Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from
VICE         Indiana University and her M.B.A. from Duquesne University.
PRESIDENT
Began
serving:
August 2006

**Officers do not receive any compensation from the Funds.
In addition, the Funds have appointed an Anti-Money Laundering Compliance
Officer.

                                       12

COMMITTEES OF THE BOARD

BOARD          COMMITTEE        COMMITTEE FUNCTIONS                                                                        MEETINGS
COMMITTEE      MEMBERS                                                                                                     HELD
                                                                                                                           DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR

EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may exercise      Two
               Donahue          all the powers of the full Board in the management and direction of the business and
               John E.          conduct of the affairs of the Trust in such manner as the Executive Committee shall
               Murray, Jr.,     deem to be in the best interests of the Trust.  However, the Executive Committee
               J.D., S.J.D.     cannot elect or remove Board members, increase or decrease the number of Trustees,
               John S.          elect or remove any Officer, declare dividends, issue shares or recommend to
               Walsh            shareholders any action requiring shareholder approval.

AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial            Seven
               Bigley           reporting process of the Funds, the Funds' internal control over financial reporting,
               John T.          and the quality, integrity and independent audit of the Funds' financial statements.
               Conroy, Jr.      The Committee also oversees or assists the Board with the oversight of compliance with
               Nicholas P.      legal requirements relating to those matters, approves the engagement and reviews the
               Constantakis     qualifications, independence and performance of the Funds' independent registered
               Charles F.       public accounting firm, acts as a liaison between the independent registered public
               Mansfield,       accounting firm and the Board and reviews the Funds' internal audit function.
               Jr.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees, selects       One
               Bigley           and nominates persons for election to the Funds' Board when vacancies occur. The
               John T.          Committee will consider candidates recommended by shareholders, Independent Trustees,
               Conroy, Jr.      officers or employees of any of the Funds' agents or service providers and counsel to
               Nicholas P.      the Funds. Any shareholder who desires to have an individual considered for nomination
               Constantakis     by the Committee must submit a recommendation in writing to the Secretary of the
               John F.          Funds, at the Funds' address appearing on the back cover of this Statement of
               Cunningham       Additional Information. The recommendation should include the name and address of both
               Peter E.         the shareholder and the candidate and detailed information concerning the candidate's
               Madden           qualifications and experience. In identifying and evaluating candidates for
               Charles F.       consideration, the Committee shall consider such factors as it deems appropriate.
               Mansfield,       Those factors will ordinarily include:  integrity, intelligence, collegiality,
               Jr.              judgment, diversity, skill, business and other experience, qualification as an
               John E.          "Independent Trustee," the existence of material relationships which may create the
               Murray, Jr.      appearance of a lack of independence, financial or accounting knowledge and
               Thomas M.        experience, and dedication and willingness to devote the time and attention necessary
               O'Neill          to fulfill Board responsibilities.
               Marjorie P.
               Smuts
               John S.
               Walsh
               James F.
               Will

                                       13

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2006

INTERESTED                                                                    DOLLAR RANGE OF                AGGREGATE
BOARD MEMBER NAME                                                                SHARES OWNED          DOLLAR RANGE OF
                                      IN THE CAPITAL FUND, GOVERNMENT FUND AND MUNICIPAL FUND          SHARES OWNED IN
                                                                                                   FEDERATED FAMILY OF
                                                                                                  INVESTMENT COMPANIES

John F. Donahue                                                                          None            Over $100,000
J. Christopher Donahue                                                                   None            Over $100,000
Lawrence D. Ellis, M.D.                                                                  None            Over $100,000

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                                                                         None            Over $100,000
John T. Conroy, Jr.                                                                      None            Over $100,000
Nicholas P. Constantakis                                                                 None            Over $100,000
John F. Cunningham                                                                       None            Over $100,000
Peter E. Madden                                                                          None            Over $100,000
Charles F. Mansfield, Jr.                                                                None            Over $100,000
John E. Murray, Jr., J.D., S.J.D.                                                        None            Over $100,000
Thomas M. O'Neill                                                                        None            Over $100,000
Marjorie P. Smuts                                                                        None            Over $100,000
John S. Walsh                                                                            None            Over $100,000
James F. Will                                                                            None                     None


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Funds.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Funds.

OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, their Adviser, and their Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Funds could buy, as well as Shares of the Funds, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Funds' portfolios.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

                                       14

PROXY VOTING POLICIES
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

PROXY VOTING PROCEDURES
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions.  The Proxy Committee directs ISS by means of Proxy
Voting Guidelines, and ISS may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.  The Adviser's proxy voting procedures generally permit the Proxy
Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

                                       15

CONFLICTS OF INTEREST
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of a
Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If a Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

PROXY VOTING REPORT

A report on "Form N-PX" of how a Fund voted any proxies during the most recent
12-month period ended June 30 is available from Federated's website at
FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under
"Related Information", then select the appropriate link opposite the name of the
Fund; or select the name of the Fund and, from the Fund's page, click on the
"Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning each Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of each Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of the Funds' top ten credit/obligor exposures, effective average maturity of the Fund's portfolio and/or percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the
Fund's page click on the "Portfolio Holdings" or "Composition" link.

You may also access portfolio information as of the end of the Funds' fiscal quarters from the "Products" section of the website.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under
"Related Information" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Funds and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Funds'
portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

                                       16

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Funds.  The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the
Fund and most of the other Federated funds:

 ADMINISTRATIVE FEE     AVERAGE AGGREGATE DAILY
                        NET ASSETS OF THE FEDERATED FUNDS
 0.150 of 1%            on the first $5 billion
 0.125 of 1%            on the next $5 billion
 0.100 of 1%            on the next $10 billion
 0.075 of 1%            on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse a Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-
pocket expenses.

CUSTODIAN
The Bank of New York Mellon Corporation, New York, New York, is custodian for the securities and cash of the Funds.

                                       17

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Funds, Ernst & Young
LLP, conducts its audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether a Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

FOR THE PERIOD ENDED JULY 31, 2005 *     CAPITAL FUND  GOVERNMENT FUND  MUNICIPAL FUND

Advisory Fee Earned                        $5,304,573       $3,926,526        $290,710
Advisory Fee Reduction                     $4,436,169       $2,751,101        $290,710
Brokerage Commissions                              $0               $0              $0
Administrative Fee                         $1,347,363         $997,336         $73,840
12B-1 FEE:                                         --               --              --
SHAREHOLDER SERVICES FEE:                          --               --              --

*For the period from February 25, 2005 (commencement of operations) to July 31,
2005.

FOR THE YEAR ENDED JULY 31, 2006     CAPITAL FUND  GOVERNMENT FUND  MUNICIPAL FUND

Advisory Fee Earned                   $24,289,019      $20,555,678      $1,278,635
Advisory Fee Reduction                $18,169,154      $13,307,468      $1,224,456
Brokerage Commissions                          $0               $0              $0
Administrative Fee                     $6,169,445       $5,221,142        $324,773
12B-1 FEE:                                     --               --              --
SHAREHOLDER SERVICES FEE:                      --               --              --

FOR THE YEAR ENDED JULY 31, 2007     CAPITAL FUND  GOVERNMENT FUND  MUNICIPAL FUND
ADVISORY FEE EARNED                   $26,779,940      $25,269,636      $1,241,601
ADVISORY FEE REDUCTION                $20,613,021      $16,384,459      $1,214,208
BROKERAGE COMMISSIONS                          $0               $0              $0
ADMINISTRATIVE FEE                     $6,802,105       $6,418,487        $315,367
12B-1 FEE:                            $40,169,910      $37,904,453      $1,862,401
SHAREHOLDER SERVICES FEE:             $22,316,617      $21,058,030      $1,034,667


HOW DOES THE FUND MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

                                       18

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year and Start of Performance periods ended
July 31, 2007.

Yield and Effective Yield are given for the 7-day period ended July 31, 2007.

                       7 -DAY PERIOD  1 YEAR START OF
                                             PERFORMANCE ON
                                             FEBRUARY 25, 2005
 CAPITAL FUND:
 Total Return          NA             4.48%  3.66%
 Yield                 4.40%          NA     NA
 Effective Yield       4.50%          NA     NA
                       7 -DAY PERIOD  1 YEAR START OF
                                             PERFORMANCE ON
                                             FEBRUARY 25, 2005
 GOVERNMENT FUND:
 Total Return          NA             4.41%  3.60%
 Yield                 4.36%          NA     NA
 Effective Yield       4.45%          NA     NA
                       7 -DAY PERIOD  1 YEAR START OF
                                             PERFORMANCE ON
                                             FEBRUARY 25, 2005
 MUNICIPAL FUND:
 Total Return          NA             2.77%  2.32%
 Yield                 2.73%          NA     NA
 Effective Yield       2.77%          NA     NA
 Tax Equivalent Yield  4.25%          NA     NA

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result.

To the extent financial intermediaries and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

                                       19

TAX EQUIVALENCY TABLE (MUNICIPAL FUND ONLY)
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Municipal Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Municipal Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                             TAX EQUIVALENCY TABLE

                 TAXABLE YIELD EQUIVALENT FOR 2007 MULTISTATE MUNICIPAL FUND

TAX BRACKET:
FEDERAL                  10.00%      15.00%      25.00%       28.00%       33.00%       35.00%
Joint Return:                $0 -   $15,651 -   $63,701 -   $128,501 -   $195,851 -       Over
                         15,650      63,700     128,500      195,850      349,700     $349,700
Single Return:               $0 -    $7,826 -   $31,851 -    $77,101 -   $160,851 -       Over
                          7,825      31,850      77,100      160,850      349,700     $349,700
TAX-EXEMPT YIELD                             TAXABLE YIELD EQUIVALENT
0.50%                    0.56%       0.59%        0.67%        0.69%        0.75%        0.77%
1.00%                    1.11%       1.18%        1.33%        1.39%        1.49%        1.54%
1.50%                    1.67%       1.76%        2.00%        2.08%        2.24%        2.31%
2.00%                    2.22%       2.35%        2.67%        2.78%        2.99%        3.08%
2.50%                    2.78%       2.94%        3.33%        3.47%        3.73%        3.85%
3.00%                    3.33%       3.53%        4.00%        4.17%        4.48%        4.62%
3.50%                    3.89%       4.12%        4.67%        4.86%        5.22%        5.38%
4.00%                    4.44%       4.71%        5.33%        5.56%        5.97%        6.15%
4.50%                    5.00%       5.29%        6.00%        6.25%        6.72%        6.92%
5.00%                    5.56%       5.88%        6.67%        6.94%        7.46%        7.69%
5.50%                    6.11%       6.47%        7.33%        7.64%        8.21%        8.46%
6.00%                    6.67%       7.06%        8.00%        8.33%        8.96%        9.23%
6.50%                    7.22%       7.65%        8.67%        9.03%        9.70%       10.00%
7.00%                    7.78%       8.24%        9.33%        9.72%       10.45%       10.77%
7.50%                    8.33%       8.82%       10.00%       10.42%       11.19%       11.54%
8.00%                    8.89%       9.41%       10.67%       11.11%       11.94%       12.31%
8.50%                    9.44%      10.00%       11.33%       11.81%       12.69%       13.08%
9.00%                   10.00%      10.59%       12.00%       12.50%       13.43%       13.85%
9.50%                   10.56%      11.18%       12.67%       13.19%       14.18%       14.62%
10.00%                  11.11%      11.76%       13.33%       13.89%       14.93%       15.38%
10.50%                  11.67%      12.35%       14.00%       14.58%       15.67%       16.15%
11.00%                  12.22%      12.94%       14.67%       15.28%       16.42%       16.92%

NOTE:  THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING
THE TAXABLE YIELD EQUIVALENT.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

                                       20

FEDERATED FUNDS OVERVIEW

EQUITIES
As of December 31, 2006, Federated managed 48 equity funds totaling approximately $28.7 billion in assets across growth, value, equity income, international, index and sector allocation styles.

TAXABLE FIXED INCOME
As of December 31, 2006, Federated managed 35 taxable bond funds including:
high-yield, multi-sector, mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $15.2 billion.

TAX FREE FIXED INCOME
As of December 31, 2006, Federated managed 14 municipal bond funds with approximately $2.9 billion in assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

MONEY MARKET FUNDS
As of December 31, 2006, Federated managed $155.2 billion in assets across 51 money market funds, including 17 government, 11 prime, 22 municipal and 1 euro-
denominated with assets approximating $63.5 billion, $64.0 billion, $27.6 billion and $82.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA,
for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended July 31, 2007 are incorporated herein by reference to the Annual Report to Shareholders of the
Funds dated July 31, 2007.


                                       21

INVESTMENT RATINGS

CAPITAL FUND

STANDARD & POOR'S (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols
(i.e., SP-1+/A-1+).

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S& P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S INVESTORS SERVICE ("MOODY'S")SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)
RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

                                       22

MOODY'S COMMERCIAL PAPER (CP) RATINGS
PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S LONG-TERM DEBT RATINGS
AAA-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

                                       23

BBB--GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.

R-1 (HIGH) Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

R-1 (MIDDLE) Short-term debt rated "R-1 (middle)" is of SUPERIOR CREDIT QUALITY and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the
"R-1 (high)" category (which few companies are able to achieve), entities rated
"R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (LOW) Short-term debt rated "R-1 (low)" is of SATISFACTORY CREDIT QUALITY.
The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (HIGH), R-2 (MIDDLE), R-2 (LOW) Short-term debt rated "R-2" is of ADEQUATE
CREDIT QUALITY and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions

DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance.
Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

                                       24

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated
AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated
AA are also considered to be strong credits which typically exemplify above-
average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of SATISFACTORY CREDIT QUALITY. Protection of interest and principal is still substantial, but the degree of strength is less than with
AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

"HIGH" OR "LOW" grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that
"high" and "low" grades are not used for the AAA category.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
These ratings are assigned to debt and preferred stock issues.

AAA-EXCEPTIONAL.  Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

AA-VERY STRONG.  Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

A-STRONG.  Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

BBB-ADEQUATE.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category.  A company's Long-Term Credit Rating also may be assigned an Under Review modifier
("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an ("i") denote indicative ratings.  Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ -STRONGEST.  Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 -OUTSTANDING.  Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 -SATISFACTORY.  Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 -ADEQUATE.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

                                       25

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months.  Public Data Ratings are not assigned an Outlook.  Ratings Outlooks are as follows:

POSITIVE-Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

NEGATIVE-Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

STABLE-Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

MUNICIPAL FUND

S & P SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating)
addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics.
Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-
term and the short-term ratings are provided below.)

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A short-term obligation rated 'A-1' is rated in the highest category by
S&P.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S & P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in a small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

                                       26

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)
RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S LONG-TERM DEBT RATINGS
AAA-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

ADDRESSES

FEDERATED CAPITAL RESERVES FUND

FEDERATED GOVERNMENT RESERVES FUND

FEDERATED MUNICIPAL TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN

The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10286

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

                                       27

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

CUSTODIAN

The Bank of New York Mellon Corporation


SECURITIES LENDING AGENT
None

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Reed Smith LLP

Dickstein Shapiro LLP

SERVICE PROVIDERS
Bloomberg

Factset

Institutional Shareholder Services, Inc.

SECURITY PRICING SERVICES
None

RATINGS AGENCIES
Fitch IBCA
Moody's Investor Service
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.

Lipper

Morningstar

NASDAQ

Value Line

Wiesenberger/ Thomson Financial

OTHER
Investment Company Institute.

Astec Consulting Group, Inc.

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FEDERATEDINVESTORS.COM
or call 1-800-341-7400.

Federated Securities Corp., Distributor

33540 (9/07)

Federated is a registered mark
of Federated Investors, Inc.
2006 {copyright}Federated Investors, Inc.

MONEY MARKET OBLIGATIONS TRUST

STATEMENT OF ADDITIONAL INFORMATION

September 30, 2007

Government Obligations Fund (Government Fund)
Municipal Obligations Fund (Municipal Fund)
Prime Cash Obligations Fund (Prime Cash Fund)
Prime Management Obligations Fund (Prime Management Fund)

Prime Value Obligations Fund (Prime Value Fund)

Treasury Obligations Fund (Treasury Fund)

INSTITUTIONAL CAPITAL SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Institutional Capital Shares of the
Funds, dated September 30, 2007.

This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                         CONTENTS
                                         How are the Funds Organized?...........
                                         Securities in Which the Funds Invest...
                                         What Do Shares Cost?...................
                                         How are the Funds Sold?................
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Funds?.............................
                                         How Do the Funds Measure Performance?..
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Investment Ratings.....................
                                         Addresses..............................
                                         Appendix...............................

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FEDERATEDINVESTORS.COM
or call 1-800-341-7400.
Federated Securities Corp., Distributor

G02705-06 (9/07)

Federated is a registered mark
of Federated Investors, Inc.
2007 {copyright}Federated Investors, Inc.

                                -0-

HOW ARE THE FUNDS ORGANIZED?

Each Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Government Fund, Prime Fund, Tax-Free Fund and Treasury Fund were organized as portfolios of the Trust on December 11, 1989. The Municipal Fund, Prime Cash
Fund and Prime Value Fund were reorganized as portfolios of the Trust on October
27, 1999. The Government Tax-Managed Fund was organized as a portfolio of the
Trust on December 28, 1994. The Prime Management Fund was organized as a portfolio of the Trust on April 30, 2003. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (Board) has established three classes of shares of the
Funds, known as Institutional Shares, Institutional Service Shares and
Institutional Capital Shares and a fourth class of shares for the Treasury Fund and Government Fund, known as Trust Shares (Shares). This SAI relates to
Institutional Capital Shares. The Funds' investment adviser is Federated
Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUNDS INVEST

The principal securities in which each Fund may invest are described in the
Funds' prospectus. In pursuing its investment strategies, a Fund may also invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

GOVERNMENT FUND, MUNICIPAL FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND, PRIME
VALUE FUND AND TREASURY FUND
ZERO COUPON SECURITIES
Certain fixed-income securities of the types in which the Funds may invest may be zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero cou-
pon securities at a price below the amount payable at maturity.

The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

CALLABLE SECURITIES
ertain fixed-income securities of the types in which a Fund may invest may be callable at the option of the issuer. Callable securities are subject to call risks.

SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its
Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

The Government Fund will purchase and sell securities through regular way settlement, so that delivery of the security from the seller to the buyer will occur within the time frame that the securities industry has established for that type of security.

SECURITIES LENDING
A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay a
Fund the equivalent of any dividends or interest received on the loaned securities. A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for a Fund. However, a Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  A
Fund will not have the right to vote on securities while they are on loan.
However, a Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the
Adviser. There can be no assurance that a Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.  A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

The Prime Management Fund has no present intention to engage in securities lending.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Funds and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund.  Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Funds' Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less.  A Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-
term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan
Rate.

ASSET SEGREGATION
In order to secure its obligations in connection with special transactions, a
Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction.  This may cause a Fund to miss favorable trading opportunities or to realize losses on special transactions.


PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME VALUE FUND
TREASURY SECURITIES
The Prime Cash Fund, the Prime Management Fund and the Prime Value Fund also may invest in U.S. Treasury securities, which are described in the prospectus.

BANK INSTRUMENTS
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars

and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by

non-U.S. branches of U.S. or foreign banks.

A Fund will not invest in instruments of domestic and foreign banks and savings and loans unless they have capital, surplus, and undivided profits of over
$100,000,000, or if the principal amount of the instrument is insured by the
Bank Insurance Fund or the Savings Association Insurance Fund which are administered by the Federal Deposit Insurance Corporation. These instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of Deposit, and
Euro-dollar Time Deposits.

For purposes of applying the Funds' concentration limitation, bank instruments also include fixed-income securities credit enhanced by a bank.

MUNICIPAL FUND
FIXED INCOME SECURITIES
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The Municipal Fund also may invest in fixed-income securities, which are described in the prospectus. The following describes the types of fixed-income securities, in addition to those identified for the Municipal Fund in the prospectus (such as tax-exempt securities, variable rate demand instruments, general obligation bonds, special revenue bonds, tax-exempt commercial paper and municipal notes) or herein (such as zero coupon securities and callable securities), in which the Municipal Fund may invest:

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
PRIVATE ACTIVITY BONDS
Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality.
Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

TAX INCREMENT FINANCING BONDS
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from the merchants in the area. The bonds could fail to pay principal or interest if merchants' sales, and related tax collections, failed to increase as anticipated.

MUNICIPAL MORTGAGE BACKED SECURITIES
Municipal mortgage-backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage-
backed securities generally have fixed interest rates.

MUNICIPAL LEASES
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Municipal Fund may invest in securities supported by individual leases or pools of municipal leases.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Municipal Fund may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and/or managing its uninvested cash. These other investment companies are managed independently of the Funds and incur additional fees and/or expenses which would therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional fees and/or expenses. The Funds may invest in money market securities directly.

TEMPORARY DEFENSIVE INVESTMENTS
The Municipal Fund may make temporary defensive investments in the following taxable securities, which are described in the prospectus or herein:
U.S. Treasury securities, agency securities, bank instruments, corporate debt securities, commercial paper, repurchase agreements and reverse repurchase agreements. In addition to taxable repurchase and reverse repurchase agreements, the Municipal Fund also may invest in municipal repurchase agreements and municipal reverse repurchase agreements.
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GOVERNMENT FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND, PRIME VALUE FUND AND
TREASURY FUND
REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

GOVERNMENT FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME VALUE FUND
MORTGAGE BACKED SECURITIES
Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is pass-
through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

INVESTMENT RATINGS (MUNICIPAL FUND)
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The two highest rating categories of a nationally recognized statistical rating organization (NRSRO) are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard &
Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-
1 or F-2 by Fitch Ratings (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regu-
lations in determining whether a security rated by more than one NRSROs can be treated as being in one of the two highest short-term rating categories;
currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RATINGS (PRIME FUND AND PRIME CASH FUND)
An NRSRO's highest rating category is determined without regard for sub-
categories and gradations. For example, securities rated A-1+ or A-1 by S&P,
Prime-1 by Moody's, F-1+ or F-1 by Fitch or R-1 (high), R-1 (middle) or R-1
(low) by Dominion Bond Rating Service ("DBRS") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than NRSRO service can be treated as being in the highest short-term rating category. See "Regulatory
Compliance."

INVESTMENT RATINGS (PRIME VALUE FUND)
The two highest rating categories of a NRSRO are determined without regard for sub-categories and gradations. For example, securities rated A-1+, A-1 or A-2 by
S&P, Prime-1 or Prime-2 by Moody's Moody's, F-1+, F-1 or F-2 by Fitch or R-1
(high), R-1 (middle), R-1 (low), R-2 (high), R-2 (middle) or R-2 (low) by DBRS are all considered rated in one of the two highest short-term rating categories.
The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two
NRSRO's in one of their two highest rating categories. See "Regulatory
Compliance."

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INVESTMENT RISKS
There are many factors which may affect an investment in the Funds. The Funds'
principal risks are described in the prospectus. Additional risk factors are outlined below:

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GOVERNMENT FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND, PRIME VALUE FUND AND
TREASURY FUND
CALL RISKS
Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

GOVERNMENT FUND, MUNICIPAL FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND, PRIME
VALUE FUND AND TREASURY FUND

RISKS ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS
Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser.  Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Funds with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Funds on their portfolio transactions, and/or the Funds' ability to obtain or dispose of portfolio securities.  Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and Investment Allocation."

GOVERNMENT FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME VALUE FUND
PREPAYMENT RISKS
Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-
  backed securities include both interest and a partial payment of principal.
  Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans.  These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-
  backed securities.

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For example, when interest rates decline, the values of mortgage-backed securities generally rise.  However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available.  Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely, when interest rates rise, the values of mortgage-backed securities generally fall.  Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

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GOVERNMENT FUND, MUNICIPAL FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND, PRIME
VALUE FUND AND TREASURY FUND
CREDIT RISKS
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or index with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

GOVERNMENT FUND, MUNICIPAL FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND, PRIME
VALUE FUND, AND TREASURY FUND

Credit risk includes the possibility that a party to a transaction involving the
Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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TAX RISKS
In order to pay interest that is exempt from federal regular income tax, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

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Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

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GOVERNMENT FUND, MUNICIPAL FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND, PRIME
VALUE FUND
LEVERAGE RISKS
Leverage risk is created when an investment exposes the Funds to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Funds' risk of loss and potential for gain.

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GOVERNMENT FUND, MUNICIPAL FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND, PRIME
VALUE FUND AND TREASURY FUND
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FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICY
The investment objective of the Government Fund, the Prime Management Fund and
the Treasury Fund is to provide current income consistent with stability of principal. The investment objective may not be changed by the Fund's Trustees without shareholder approval

As a matter of investment policy which cannot be changed without shareholder approval, at least 80% of the Municipal Fund's annual interest income will be exempt from federal regular income tax (Federal regular income tax does not include the federal alternative minimum tax for individuals and corporations).
The Municipal Fund will invest its assets so that at least 80% of the annual interest income that it distributes will be exempt from federal regular income tax.

INVESTMENT LIMITATIONS

DIVERSIFICATION
With respect to securities comprising 75% of the value of its total assets, a
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or a Fund would own more than 10% of the outstanding voting securities of that issuer.

BORROWING MONEY AND ISSUING SENIOR SECURITIES
A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

INVESTING IN REAL ESTATE
A Fund may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES
A Fund may not purchase or sell physical commodities, provided that a Fund may purchase securities of companies that deal

in commodities.

UNDERWRITING
A Fund may not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

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LENDING (EXCEPT PRIME MANAGEMENT FUND AND PRIME VALUE FUND)
A Fund may not make loans, provided that this restriction does not prevent a
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

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LENDING (PRIME MANAGEMENT FUND ONLY)
The Fund may not make loans except it may make loans to affiliated investment companies in accordance with SEC exemptive relief. This restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements and/or derivative contracts, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

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LENDING (PRIME VALUE FUND ONLY)
The Fund may not make loans except it may make loans to affiliated investment companies in accordance with SEC exemptive relief. This restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements and/or derivative contracts, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and principal interests.

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CONCENTRATION
A Fund (with the exception of the Prime Management Fund and the Prime Value
Fund) will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The Prime Management Fund and the Prime Value Fund will not make investments that will result in the concentration of the Fund's investments in the securities of issuers primarily engaged in the same industry, except that the
Prime Management Fund and the Prime Value Fund may invest 25% or more of the value of the Fund's total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD
WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL
CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PLEDGING ASSETS
A Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

PURCHASES ON MARGIN
A Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

ILLIQUID SECURITIES
A Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

RESTRICTED SECURITIES
The Municipal Fund, the Prime Cash Fund, the Prime Management Fund and the Prime
Value Fund may invest in securities subject to restriction on resale under the federal securities laws.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the above limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

For purposes of the commodities restriction, investments in transactions involving futures contracts and options forward currency contracts, swap transactions and other financial contracts that settle by payment in cash are deemed not to be investments

in commodities.

For purposes of the concentration limitation, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Funds will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

For purposes of the concentration limitation (with the exception of the Prime
Value Fund): (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

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REGULATORY COMPLIANCE
A Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Funds will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Funds will determine the effective maturity of their investments according to the Rule. A Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of a
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Funds, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While Financial Industry
Regulatory Authority (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Funds and/or other
Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the
Distributor or the Federated funds and any services provided.

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The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the FINRA.

SUBACCOUNTING SERVICES

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Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

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REDEMPTION IN KIND (MUNICIPAL FUND ONLY)

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

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MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

 All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

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As of September 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Government Fund (Institutional Capital Shares): Pershing, Jersey City, NJ, owned approximately 759,327,208 Shares (69.53%); Banc of America Securities LLC,
Charlotte, NC, owned approximately 119,318,802 Shares (10.82%); and First
Security Bank, Searcy, AR, owned approximately 109,134,015 Shares (9.99%).

Municipal Fund (Institutional Capital Shares): Pershing, Jersey City, NJ, owned approximately 865,833,940 Shares (64.88%).

Prime Cash Fund (Institutional Capital Shares): Banc of America Securities LLC,
Charlotte, NC, owned approximately 84,709,293 Shares (9.36%); Pershing, Jersey
City, NJ, owned approximately 181,291,543 Shares (20.03%); Rayjit & Co., St.
Petersburg, FL, owned approximately 99,669,569 Shares (11.01%); and Bayban,
Bayport, MN, owned approximately 49,081,064 Shares (5.42%).

Prime Management Fund (Institutional Capital Shares): Pershing, Jersey City, NJ,
owned approximately 942,904,582

Shares (97.61%).

Prime Value Fund (Institutional Capital Shares): US Bank, NA, Milwaukee, WI,
owned approximately 1,624,545,967 Shares (64.32%); and Pershing, Jersey City,
NJ, owned approximately 278,650,012 Shares (11.03%).

Treasury Fund (Institutional Capital Shares): Manufacturers & Traders Trust Co.,
Buffalo, NY, owned approximately 520,455,341 Shares (46.94%); Pershing, Jersey
City, NJ, owned approximately 71,889,220 Shares (6.48%); US Bank, NA, Milwaukee,
WI, owned approximately 128,092,959 Shares (11.55%); and Band & Co., St. Paul,
MN, owned approximately 209,730,774 Shares (18.91%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Manufacturers & Traders Trust Co. is organized in New York and is a subsidiary of M & T Bank Corporation, organized in the State of New York.

Pershing is organized in the State of New Jersey and is a subsidiary of Bank of
New York, organized in the State of New York.

U.S. Bank, N.A., is organized in the State of Ohio, and is a subsidiary of US
Bancorp, organized in the State of Delaware.


TAX INFORMATION

FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

The Municipal Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS (PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME VALUE FUND
ONLY)
If a Fund purchases foreign securities, its investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES
The  Board  is  responsible  for  managing  the Trust's business affairs and for exercising all the Trust's powers except those  reserved  for  the shareholders.
The  following  tables give information about each Board member and  the  senior officers of the Funds.  Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e.,  "Independent"  Board members). Unless otherwise noted, the address of each person listed is Federated  Investors  Tower,  1001  Liberty
Avenue,  Pittsburgh,  PA.   As  of  December  31,  2006,  the Trust comprised 40
portfolios, and the Federated Fund Complex consisted of 45  investment companies
(comprising  148  portfolios). Unless otherwise noted, each Officer  is  elected annually. Unless otherwise  noted,  each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 5, 2007, the Funds' Board and Officers as a group owned less than 1% of each Class of each Funds' outstanding Institutional Capital Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                          AGGREGATE
                                                                                                       COMPENSATION
                                                                                                        FROM FUNDS+
                                                                                                       (PAST FISCAL            TOTAL
NAME                                                                                                          YEAR)     COMPENSATION
BIRTH DATE                                                                                                                FROM TRUST
ADDRESS                                                                                                                          AND
POSITIONS                                                                                                                  FEDERATED
HELD WITH        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                                           FUND COMPLEX
TRUST            OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                                             (PAST
DATE SERVICE                                                                                                                CALENDAR
BEGAN                                                                                                                          YEAR)
JOHN F.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0               $0
DONAHUE*         Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund
Birth Date:      Complex's Executive Committee.
July 28,
1924             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated
TRUSTEE          Investment Management Company and Chairman and Director, Federated Investment
Began            Counseling.
serving:
October 1988

J.               PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated               $0               $0
CHRISTOPHER      Fund Complex; Director or Trustee of some of the Funds in the Federated Fund
DONAHUE*         Complex; President, Chief Executive Officer and Director, Federated Investors,
Birth Date:      Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee,
April 11,        Federated Investment Counseling; Chairman and Director, Federated Global
1949             Investment Management Corp.; Chairman, Federated Equity Management Company of
PRESIDENT        Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
AND TRUSTEE      Federated); Trustee, Federated Shareholder Services Company; Director, Federated
Began            Services Company.
serving:
April 1989       PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                 Chief Executive Officer, Federated Investment Management Company, Federated
                 Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;               $40,480.01         $180,000
ELLIS, M.D.*     Professor of Medicine, University of Pittsburgh; Medical Director, University of
Birth Date:      Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist,
October 11,      University of Pittsburgh Medical Center.
1932
3471 Fifth       OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of
Avenue           America.
Suite 1111
Pittsburgh,      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of
PA               Pittsburgh Medical Center.
TRUSTEE
Began
serving:
October 1988

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Funds' principal underwriter, Federated Securities Corp.
+ The compensation shown is for the Funds discussed in this SAI. These Funds are only a portion of the Funds contained in the Trust.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                          AGGREGATE
                                                                                                       COMPENSATION
                                                                                                         FROM FUNDS
                                                                                                       (PAST FISCAL            TOTAL
NAME                                                                                                          YEAR)     COMPENSATION
BIRTH DATE                                                                                                                FROM TRUST
ADDRESS                                                                                                                          AND
POSITIONS                                                                                                                  FEDERATED
HELD WITH        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                                           FUND COMPLEX
FUND             OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                                             (PAST
DATE SERVICE                                                                                                                CALENDAR
BEGAN                                                                                                                          YEAR)
THOMAS G.        PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                $44,528.02         $198,000
BIGLEY
Birth Date:      OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,      Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old           PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Timber Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
November
1994

JOHN T.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;               $44,528.02         $198,000
CONROY, JR.      Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:      private real estate ventures in Southwest Florida.
June 23,
1937             PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Investment       President, John R. Wood and Associates, Inc., Realtors; President, Naples
Properties       Property Management, Inc. and Northgate Village Development Corporation.
Corporation
3838 North
Tamiami
Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1991

NICHOLAS P.      PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                $44,528.02         $198,000
CONSTANTAKIS
Birth Date:      OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,     Baker Corporation (engineering and energy services worldwide).
1939
175              PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Woodshire
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1999

JOHN F.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                $40,480.01         $180,000
CUNNINGHAM       Director, QSGI, Inc. (technology services company).
Birth Date:
March 5,         OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
1943             Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston
353 El           College.
Brillo Way
Palm Beach,      PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
FL               (computer storage systems); Chairman of the Board and Chief Executive Officer,
TRUSTEE          Computer Consoles, Inc.; President and Chief Operating Officer, Wang
Began            Laboratories; Director, First National Bank of Boston; Director, Apollo Computer,
serving:         Inc.
January 1999

PETER E.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                $40,480.01         $180,000
MADDEN
Birth Date:      OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942             PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court;
One Royal        President, State Street Bank and Trust Company and State Street Corporation
Palm Way         (retired); Director, VISA USA and VISA International; Chairman and Director,
100 Royal        Massachusetts Bankers Association; Director, Depository Trust Corporation;
Palm Way         Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1991

CHARLES F.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;               $44,528.02         $198,000
MANSFIELD,       Management Consultant.
JR.
Birth Date:      PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,        Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail
1945             Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA
80 South         (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of
Road             Banking and Finance, Frank G. Zarb School of Business, Hofstra University;
Westhampton      Executive Vice President DVC Group, Inc. (marketing, communications and
Beach, NY        technology).
TRUSTEE
Began
serving:
January 1999

JOHN E.          PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                $53,973.82         $234,000
MURRAY, JR.,     Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.     Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,     OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932             construction, operations and technical services).
Chancellor,
Duquesne         PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University       University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,      University School of Law.
PA
TRUSTEE
Began
serving:
February
1995

THOMAS M.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;               $30,192.68          $45,000
O'NEILL          Managing Director and Partner, Navigator Management Company, L.P. (investment and
Birth Date:      strategic consulting).
June 14,
1951             OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers,
95 Standish      Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Street
P.O. Box         PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and
2779             Chief Investment Officer, Fleet Investment Advisors; President and Chief
Duxbury, MA      Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman,
TRUSTEE          Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam
Began            Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.
serving:
October 2006
MARJORIE P.      PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex.              $40,480.01         $180,000
SMUTS
Birth Date:      PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator;
June 21,         National Spokesperson, Aluminum Company of America; television producer;
1935             President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1988

JOHN S.          PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;              $40,480.01         $180,000
WALSH            President and Director, Heat Wagon, Inc. (manufacturer of construction temporary
Birth Date:      heaters); President and Director, Manufacturers Products, Inc. (distributor of
November 28,     portable construction heaters); President, Portable Heater Parts, a division of
1957             Manufacturers Products, Inc.
2604 William
Drive            PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999
JAMES F.         PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex; Prior        $40,480.01         $134,416
WILL             to June 2006, Vice Chancellor and President, Saint Vincent College.
Birth Date:
October 12,      OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
1938
721 E.           PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.;
McMurray         President and Chief Executive Officer, Cyclops Industries; President and Chief
Road             Operating Officer, Kaiser Steel Corporation.
McMurray PA
TRUSTEE
Began
serving:
April 2006

+ The compensation shown is for the Funds discussed in this SAI. These Funds are only a portion of the Funds contained in the Trust.

OFFICERS**

NAME
BIRTH DATE
POSITIONS
HELD WITH
TRUST       PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
DATE
SERVICE
BEGAN
JOHN W.     PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive
MCGONIGLE   Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26, PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director,
1938        Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
AND
SECRETARY
Began
serving:
October
1988

RICHARD A.  PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President,
NOVAK       Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services,
Birth Date: Inc. and Southpointe Distribution Services, Inc.
December
25, 1963    PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held
TREASURER   various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Began
serving:
January
2006

RICHARD B.  PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER      Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17,     PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
1923        President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.
VICE
PRESIDENT
Began
serving:
October
1988

BRIAN P.    PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President
BOUDA       and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda
Birth Date: joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
February
28, 1947
CHIEF
COMPLIANCE
OFFICER AND
SENIOR VICE
PRESIDENT
Began
serving:
August 2004

DEBORAH A.  PRINCIPAL OCCUPATIONS:  Deborah A. Cunningham has been the Prime Cash Fund's portfolio manager since November 1996, the
CUNNINGHAM  Prime Management Fund's portfolio manager since April 2003 and the Prime Value Fund's portfolio manager since November
Birth Date: 1996. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981
September   and has been a Senior Portfolio Manager and a Senior Vice President of the Funds' Adviser since 1997. Ms. Cunningham is
15, 1959    a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

MARY JO     PRINCIPAL OCCUPATIONS:  Mary Jo Ochson has been the Municipal Fund's Portfolio Manager since November 1996.  Ms. Ochson
OCHSON      was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has
Birth Date: been a Senior Portfolio Manager and a Senior Vice President of the Funds' Adviser since 1996.  Ms. Ochson is a Chartered
September   Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
12, 1953
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

SUSAN R.    PRINCIPAL OCCUPATIONS: Susan R. Hill has been Government Obligations Fund's and Treasury Obligation Fund's Portfolio
HILL        Manager since July 1993.  She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior
Birth Date: Portfolio Manager since 2003 and a Senior Vice President of the Funds' Adviser since 2005. Ms. Hill was a Portfolio
June 20,    Manager from 1994 until 2003 and served as Vice President of the Funds' Adviser from 1997 until 2004 and an Assistant
1963        Vice President of the Funds' Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an
VICE        M.S. in Industrial Administration from Carnegie Mellon University.
PRESIDENT
Began
serving:
May 2004

JEFF A.     PRINCIPAL OCCUPATIONS: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has
KOZEMCHAK   been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Funds' Adviser since 1999. He was a
Birth Date: Portfolio Manager until 1996 and a Vice President of the Funds' Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered
January 15, Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
1960
VICE
PRESIDENT
Began
serving:
May 2004

PAIGE M.    PRINCIPAL OCCUPATIONS: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has
WILHELM     been a Senior Vice President since January 2006 and a Senior Portfolio Manager since January 2004.  She is responsible
Birth Date: for portfolio management and research in the fixed-income area concentrating on taxable money market instruments.
May 28,     Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance
1962        Analyst, Federated Investment Counseling.  Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her
VICE        B.S. from Indiana University and her M.B.A. from Duquesne University.
PRESIDENT
Began
serving:
August 2006

**Officers do not receive any compensation from the Funds.

In addition, the Funds have appointed an Anti-Money Laundering Compliance
Officer.

COMMITTEES OF THE BOARD

                                                                                                                           MEETINGS
BOARD          COMMITTEE                                                                                                   HELD
COMMITTEE      MEMBERS          COMMITTEE FUNCTIONS                                                                        DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR

EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may exercise      Two
               Donahue          all the powers of the full Board in the management and direction of the business and
               John E.          conduct of the affairs of the Trust in such manner as the Executive Committee shall
               Murray, Jr.,     deem to be in the best interests of the Trust.  However, the Executive Committee
               J.D., S.J.D.     cannot elect or remove Board members, increase or decrease the number of Trustees,
               John S.          elect or remove any Officer, declare dividends, issue shares or recommend to
               Walsh            shareholders any action requiring shareholder approval.

AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial            Seven
               Bigley           reporting process of the Funds, the Funds' internal control over financial reporting,
               John T.          and the quality, integrity and independent audit of the Funds' financial statements.
               Conroy, Jr.      The Committee also oversees or assists the Board with the oversight of compliance with
               Nicholas P.      legal requirements relating to those matters, approves the engagement and reviews the
               Constantakis     qualifications, independence and performance of the Funds' independent registered
               Charles F.       public accounting firm, acts as a liaison between the independent registered public
               Mansfield,       accounting firm and the Board and reviews the Funds' internal audit function.
               Jr.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees, selects       One
               Bigley           and nominates persons for election to the Funds' Board when vacancies occur. The
               John T.          Committee will consider candidates recommended by shareholders, Independent Trustees,
               Conroy, Jr.      officers or employees of any of the Funds' agents or service providers and counsel to
               Nicholas P.      the Funds. Any shareholder who desires to have an individual considered for nomination
               Constantakis     by the Committee must submit a recommendation in writing to the Secretary of the
               John F.          Funds, at the Funds' address appearing on the back cover of this Statement of
               Cunningham       Additional Information. The recommendation should include the name and address of both
               Peter E.         the shareholder and the candidate and detailed information concerning the candidate's
               Madden           qualifications and experience. In identifying and evaluating candidates for
               Charles F.       consideration, the Committee shall consider such factors as it deems appropriate.
               Mansfield,       Those factors will ordinarily include:  integrity, intelligence, collegiality,
               Jr.              judgment, diversity, skill, business and other experience, qualification as an
               John E.          "Independent Trustee," the existence of material relationships which may create the
               Murray, Jr.      appearance of a lack of independence, financial or accounting knowledge and
               Thomas M.        experience, and dedication and willingness to devote the time and attention necessary
               O'Neill          to fulfill Board responsibilities.
               Marjorie P.
               Smuts
               John S.
               Walsh
               James F.
               Will

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2006

INTERESTED                       DOLLAR RANGE OF          DOLLAR RANGE OF   DOLLAR RANGE OF   DOLLAR RANGE           DOLLAR RANGE OF
BOARD MEMBER NAME                SHARES OWNED IN          SHARES OWNED IN   SHARES OWNED IN             OF     SHARES OWNED IN PRIME
                                 GOVERNMENT FUND           MUNICIPAL FUND   PRIME CASH FUND   SHARES OWNED                VALUE FUND
                                                                                                        IN
                                                                                                     PRIME
                                                                                                MANAGEMENT
                                                                                                      FUND

John F. Donahue                             None                     None              None           None                      None
J. Christopher Donahue                      None                     None              None           None             Over $100,000
Lawrence D. Ellis, M.D.                     None                     None              None           None                      None

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                            None                     None              None           None                      None
John T. Conroy, Jr.                         None                     None              None           None                      None
Nicholas P. Constantakis                    None                     None              None           None                      None
John F. Cunningham                          None                     None              None           None                      None
Peter E. Madden                             None                     None              None           None                      None
Charles F. Mansfield, Jr.                   None                     None              None           None                      None
John E. Murray, Jr., J.D.,                  None                     None              None           None                      None
S.J.D.
Marjorie P. Smuts                           None                     None              None           None                      None
John S. Walsh                               None            Over $100,000              None           None                      None
James F. Will                               None                     None              None           None                      None
                                                                                                                           AGGREGATE
                                                                                                                     DOLLAR RANGE OF
                                        DOLLAR RANGE                                                                 SHARES OWNED IN
INTERESTED                                        OF                                                             FEDERATED FAMILY OF
BOARD MEMBER NAME                       SHARES OWNED                                                            INVESTMENT COMPANIES
                                         IN TREASURY
                                                FUND
John F. Donahue                                 None                                                                   Over $100,000
J. Christopher Donahue                          None                                                                   Over $100,000
Lawrence D. Ellis, M.D.                         None                                                                   Over $100,000

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                                None                                                                   Over $100,000
John T. Conroy, Jr.                             None                                                                   Over $100,000
Nicholas P. Constantakis                        None                                                                   Over $100,000
John F. Cunningham                              None                                                                   Over $100,000
Peter E. Madden                                 None                                                                   Over $100,000
Charles F. Mansfield, Jr.                       None                                                                   Over $100,000
John E. Murray, Jr., J.D.,                      None                                                                   Over $100,000
S.J.D.
Marjorie P. Smuts                               None                                                                   Over $100,000
John S. Walsh                                   None                                                                   Over $100,000
James F. Will                                   None                                                                            None


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Funds.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Funds.

OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, the Adviser, and the Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Funds could buy, as well as Shares of the Funds, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Funds' portfolios.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICIES
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

PROXY VOTING PROCEDURES
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions.  The Proxy Committee directs ISS by means of Proxy
Voting Guidelines, and ISS may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.  The Adviser's proxy voting procedures generally permit the Proxy
Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

CONFLICTS OF INTEREST
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of a
Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Funds' Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If a Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Funds' proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

PROXY VOTING REPORT
A report on "Form N-PX" of how a Fund voted any proxies during the most recent
12-month period ended June 30 is available from Federated's website at
FederatedInvestors.com.  To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under
"Related Information", then select the appropriate link opposite the name of the
Fund; or select the name of the Fund and, from the Fund's page, click on the
"Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.


PORTFOLIO HOLDINGS INFORMATION
Information concerning each Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of the Fund's top ten credit/obligor exposures, effective average maturity of the Fund's portfolio and/or percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link.

You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under
"Related Information" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Funds and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning a Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Funds.  The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply.  No consideration may be received by a Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds'
Board.

Investment decisions for each Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.

On July 31, 2007 the Prime Management Fund owned securities of the following regular broker/dealers: Barclays Bank $135,000,000; Bear Stearns $107,000,000;
BNP Paribas $62,000,000; Citigroup $224,927,222; Credit Suisse $190,000,000;
Goldman Sachs $175,000,288; Greenwich Capital Markets $100,000,000; J.P. Morgan
Chase $25,000,000; Merrill Lynch $97,000,000 and RBC Capital Markets
$100,000,000.

On July 31, 2007 the Prime Value Fund owned securities of the following regular broker/dealers: Barclays Bank $372,500,000; BNP Paribas $68,000,000; Citigroup
$711,880,453; Credit Suisse $716,500,000; Fortis Bank $280,000,000; Goldman
Sachs 306,000,403; Greenwich Capital Markets $274,000,000; J.P. Morgan Chase
$115,500,000 and Morgan Stanley $610,000,000.

On July 31, 2007 the Prime Cash Fund owned securities of the following regular broker/dealers: Citigroup Global Markets, Inc. $400,000,000; Goldman Sachs
Group, Inc. $300,000,576; Fortis Bank SA/NV $300,000,000; Barclays Bank
$220,000,000; Merrill Lynch, Pierce, Fenner & Smith $359,000,000; Morgan Stanley
& Co. $400,500,560; UBS AG $53,000,000; and Deutsche Bank $549,329,000.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the
Funds and most of the other Federated funds:

                        AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE     NET ASSETS OF THE FEDERATED FUNDS
 0.150 of 1%            on the first $5 billion
 0.125 of 1%            on the next $5 billion
 0.100 of 1%            on the next $10 billion
 0.075 of 1%            on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse a Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-
pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by the Prime
Cash Fund, the Prime Management Fund or the Prime Value Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Funds' registered transfer agent, maintains all necessary shareholder records.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Funds, KPMG LLP
(KPMG), conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds'
financial statements and financial highlights are free of material misstatement.

On August 18, 2006, the Fund's Board, upon recommendation of the Audit
Committee, appointed KPMG LLP as the Fund's independent registered public
accounting firm for the fiscal year ending July 31, 2007.   On the same date,
the Fund's former auditor, Deloitte & Touche LLP, resigned.  See the Fund's
Annual Report for further information regarding the change in independent registered public accounting firm.

FEES PAID BY THE FUNDS FOR SERVICES

                                ADVISORY FEE AND ADVISORY FEE REDUCTION                        ADMINISTRATIVE FEE      SHAREHOLDER
                                                                                                                      SERVICES FEE

FOR THE YEAR ENDED JULY 31            2007         2006           20051        2007           2006          20051            20071
Government Fund                $24,180,835  $19,209,033     $16,573,610  $9,212,898     $7,318,642     $6,314,545         $390,752
                                10,310,349    8,189,143       7,076,298
Municipal Fund                  12,192,870   10,060,761      $7,081,133   4,645,483      3,833,150     $2,697,912        1,074,308
                                 6,746,239    5,812,657       4,202,092
Prime Cash Fund                 17,204,317   18,572,277      17,047,130   6,554,845      7,076,038      6,494,957          777,754
                                 9,092,501    9,636,338       8,864,732
Prime Management Fund            8,045,137    7,047,225       2,996,863   3,065,197      2,684,993      1,141,805          920,015
                                 5,712,987    5,340,791       2,996,863
Prime Value Fund                24,448,837   21,797,830      17,617,502   9,315,007      8,304,973      6,712,268        1,827,477
                                13,957,682   12,433,605      10,106,366
                                        --            -         199,769
Treasury Fund                   28,617,753   26,078,224      24,403,871  10,903,363      9,935,804      9,297,875        1,001,729
                                11,545,875   10,708,341       9,959,827

1 For Prime Management Fund, for the period from January 18, 2005 (start of performance) to July 31, 2005.

Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year or Start of
Performance periods ended July 31, 2007.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended July 31, 2007.

                           7-DAY PERIOD     1 YEAR     START OF
                                                       PERFORMANCE
                                                       ON 1/18/2005
 GOVERNMENT FUND:
 Total Return              --               5.14%      4.23%
 Yield                     5.06%            --         --
 Effective Yield           5.18%            --         --
                           7-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS
 MUNICIPAL FUND:
 Total Return              --               3.46%      2.00%       2.59%
 Yield                     3.40%            --         --          --
 Effective Yield           3.46%            --         --          --
 Tax-Equivalent Yield      5.23%            --         --          --
 PRIME CASH FUND:
 Total Return              --               5.23%      2.74%       3.78%
 Yield                     5.14%            --         --          --
 Effective Yield           5.27%            --         --          --
 PRIME MANAGEMENT FUND     7-DAY PERIOD     1 YEAR                 START OF
                                                                PERFORMANCE
                                                               ON 1/18/2005
 Total Return              --               5.25%      4.34%
 Yield                     5.15%            --         --
 Effective Yield           5.28%            --         --
                           7-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS
     PRIME VALUE FUND:
 Total Return              --               5.25%      2.77%       3.82%
 Yield                     5.15%            --         --          --
 Effective Yield           5.28%            --         --          --
                           7-DAY PERIOD     1 YEAR     5 YEARS      10 YEAR
        TREASURY FUND:
 Total Return              --               5.06%      2.61%       3.61%
 Yield                     4.96%            --         --          --
 Effective Yield           5.09%            --         --          --


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result. The tax-equivalent yield of
Municipal Fund Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent financial intermediaries and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TAX EQUIVALENCY TABLE
With regard to the Municipal Fund, set forth below is a sample of a tax-
equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Municipal Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the
Municipal Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                 TAXABLE YIELD EQUIVALENT FOR 2007 MULTISTATE MUNICIPAL FUND

TAX BRACKET:
FEDERAL                  10.00%      15.00%      25.00%       28.00%       33.00%       35.00%
Joint Return:                $0 -   $15,651 -   $63,701 -   $128,501 -   $195,851 -       Over
                         15,650      63,700     128,500      195,850      349,700     $349,700
Single Return:               $0 -    $7,826 -   $31,851 -    $77,101 -   $160,851 -       Over
                          7,825      31,850      77,100      160,850      349,700     $349,700
TAX-EXEMPT YIELD                             TAXABLE YIELD EQUIVALENT
0.50%                    0.56%       0.59%        0.67%        0.69%        0.75%        0.77%
1.00%                    1.11%       1.18%        1.33%        1.39%        1.49%        1.54%
1.50%                    1.67%       1.76%        2.00%        2.08%        2.24%        2.31%
2.00%                    2.22%       2.35%        2.67%        2.78%        2.99%        3.08%
2.50%                    2.78%       2.94%        3.33%        3.47%        3.73%        3.85%
3.00%                    3.33%       3.53%        4.00%        4.17%        4.48%        4.62%
3.50%                    3.89%       4.12%        4.67%        4.86%        5.22%        5.38%
4.00%                    4.44%       4.71%        5.33%        5.56%        5.97%        6.15%
4.50%                    5.00%       5.29%        6.00%        6.25%        6.72%        6.92%
5.00%                    5.56%       5.88%        6.67%        6.94%        7.46%        7.69%
5.50%                    6.11%       6.47%        7.33%        7.64%        8.21%        8.46%
6.00%                    6.67%       7.06%        8.00%        8.33%        8.96%        9.23%
6.50%                    7.22%       7.65%        8.67%        9.03%        9.70%       10.00%
7.00%                    7.78%       8.24%        9.33%        9.72%       10.45%       10.77%
7.50%                    8.33%       8.82%       10.00%       10.42%       11.19%       11.54%
8.00%                    8.89%       9.41%       10.67%       11.11%       11.94%       12.31%
8.50%                    9.44%      10.00%       11.33%       11.81%       12.69%       13.08%
9.00%                   10.00%      10.59%       12.00%       12.50%       13.43%       13.85%
9.50%                   10.56%      11.18%       12.67%       13.19%       14.18%       14.62%
10.00%                  11.11%      11.76%       13.33%       13.89%       14.93%       15.38%
10.50%                  11.67%      12.35%       14.00%       14.58%       15.67%       16.15%
11.00%                  12.22%      12.94%       14.67%       15.28%       16.42%       16.92%

NOTE:  THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING
THE TAXABLE YIELD EQUIVALENT.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated  to  providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated  is  a firm with independent research, product  breadth  and  industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global  clients  through  a disciplined investment process and an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.


FEDERATED FUNDS OVERVIEW

EQUITIES
As  of  December  31,  2006,  Federated  managed   48   equity   funds  totaling
approximately  $28.7  billion  in  assets  across growth, value, equity  income, international, index and sector allocation styles.

TAXABLE FIXED-INCOME
As  of December 31, 2006, Federated managed 35  taxable  bond  funds  including:
high-yield,  multi-sector,  mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $15.2 billion.

TAX FREE FIXED-INCOME
As  of  December  31, 2006, Federated  managed  14  municipal  bond  funds  with approximately $2.9  billion  in  assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

MONEY MARKET FUNDS
As of December 31, 2006, Federated  managed  $155.2  billion in assets across 51 money market funds, including 17 government, 11 prime,  22 municipal and 1 euro-
denominated  with  assets  approximating  $63.5  billion, $64.0  billion,  $27.6 billion and $82.9 million.

The  Chief  Investment  Officers  responsible  for  oversight   of  the  various
investment  sectors  within  Federated  are:  Stephen  F. Auth, CFA, for  Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA,
for  Tax  Free Fixed-Income; and Deborah A. Cunningham, CFA,  for  Money  Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended July 31, 2007 are incorporated herein by reference to the Annual Report to Shareholders of
Funds dated July 31, 2007


INVESTMENT RATINGS


INVESTMENT RATINGS FOR PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME VALUE
FUND

STANDARD & POOR'S (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols
(i.e., SP-1+/A-1+).

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S&P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S INVESTORS SERVICE (MOODY'S) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)
RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S  LONG-TERM DEBT RATINGS
AAA-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.

R-1 (HIGH) Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

R-1 (MIDDLE) Short-term debt rated "R-1 (middle)" is of SUPERIOR CREDIT QUALITY and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the
"R-1 (high)" category (which few companies are able to achieve), entities rated
"R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (LOW) Short-term debt rated "R-1 (low)" is of SATISFACTORY CREDIT QUALITY.
The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (HIGH), R-2 (MIDDLE), R-2 (LOW) Short-term debt rated "R-2" is of ADEQUATE
CREDIT QUALITY and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance.
Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated
AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated
AA are also considered to be strong credits which typically exemplify above-
average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of SATISFACTORY CREDIT QUALITY. Protection of interest and principal is still substantial, but the degree of strength is less than with
AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

"HIGH" OR "LOW" grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that
"high" and "low" grades are not used for the AAA category.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
These ratings are assigned to debt and preferred stock issues.

AAA-EXCEPTIONAL.  Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

AA-VERY STRONG.  Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

A-STRONG.  Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

BBB-ADEQUATE.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category.  A company's Long-Term Credit Rating also may be assigned an Under Review modifier
("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an ("i") denote indicative ratings.  Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ -STRONGEST.  Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 -OUTSTANDING.  Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 -SATISFACTORY.  Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 -ADEQUATE.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months.  Public Data Ratings are not assigned an Outlook.  Ratings Outlooks are as follows:

POSITIVE-Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

NEGATIVE-Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

STABLE-Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

INVESTMENT RATINGS FOR MUNICIPAL FUND

STANDARD & POOR'S (S & P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating)
addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics.
Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-
term and the short-term ratings are provided below.)

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A short-term obligation rated 'A-1' is rated in the highest category by
S&P.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S & P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in a small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S INVESTORS SERVICE (MOODY'S) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)
RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S LONG-TERM DEBT RATINGS
AAA-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.


ADDRESSES

MONEY MARKET OBLIGATIONS TRUST

Government Obligations Fund
Municipal Obligations Fund
Prime Cash Obligations Fund
Prime Management Obligations Fund
Prime Value Obligations Fund
Treasury Obligations Fund

Institutional Capital Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
99 High Street
Boston, MA 02110

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
N/A


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

LEGAL COUNSEL
Dickstein Shapiro LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset
Institutional Shareholder Services, Inc.

SECURITY PRICING SERVICES
Reuters
Standard & Poor's
FT Interactive Data
Bear Stearns

RATINGS AGENCIES
Reuters
Standard & Poor's
FT Interactive Data
Bear Stearns

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
Lipper
Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
Investment Company Institute
Astec Consulting Group, Inc.

MONEY MARKET OBLIGATIONS TRUST

STATEMENT OF ADDITIONAL INFORMATION

September 30, 2007


Government Obligations Fund (Government Fund)
Government Obligations Tax-Managed Fund (Government Tax-Managed Fund)
Municipal Obligations Fund (Municipal Fund)
Prime Obligations Fund (Prime Fund)
Prime Cash Obligations Fund (Prime Cash Fund)
Prime Management Obligations Fund (Prime Management Fund)
Prime Value Obligations Fund (Prime Value Fund)
Tax-Free Obligations Fund (Tax-Free Fund)
Treasury Obligations Fund (Treasury Fund)

INSTITUTIONAL SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Institutional Shares of the Funds, dated September 30, 2007. This SAI incorporates by reference the Funds' Annual
Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                         CONTENTS
                                         How are the Funds Organized?...........
                                         Securities in Which the Funds Invest...
                                         What Do Shares Cost?...................
                                         How are the Funds Sold?................
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Funds?.............................
                                         How Do the Funds Measure Performance?..
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Investment Ratings.....................
                                         Addresses..............................
                                         Appendix...............................

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FEDERATEDINVESTORS.COM
or call 1-800-341-7400.
Federated Securities Corp., Distributor

G02705-03 (9/06)

Federated is a registered mark
of Federated Investors, Inc.
2007 {copyright}Federated Investors, Inc.

                                -0-

HOW ARE THE FUNDS ORGANIZED?

Each Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Government Fund, Prime Fund, Tax-Free Fund and Treasury Fund were organized as portfolios of the Trust on December 11, 1989. The Municipal Fund, Prime Cash
Fund and Prime Value Fund were reorganized as portfolios of the Trust on
October 27, 1999. The Government Tax-Managed Fund was organized as a portfolio of the Trust on December 28, 1994. The Prime Management Fund was organized as a portfolio of the Trust on April 30, 2003. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (Board) has established four classes of shares of the
Funds, known as Institutional Shares, Institutional Service Shares,
Institutional Capital Shares and Trust Shares (Shares). The Government Tax-
Managed Fund and the Tax-Free Fund offer two Share classes: Institutional Shares and Institutional Service Shares. The Prime Fund offers three share classes:
Institutional Shares, Institutional Service Shares and Trust Shares. The
Municipal Fund, the Prime Cash Fund, the Prime Management Fund and the Prime
Value Fund offer three Share classes: Institutional Shares, Institutional
Service Shares, and Institutional Capital Shares. The Government Fund and the
Treasury Fund offer four Share classes: Institutional Shares, Institutional
Service Shares, Institutional Capital Shares, and Trust Shares. This SAI relates to Institutional Shares. The Funds' investment adviser is Federated Investment
Management Company (Adviser).

SECURITIES IN WHICH THE FUNDS INVEST

The principal securities in which the Funds may invest are described in the
Funds' prospectus. In pursuing its investment strategy, a Fund also may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

GOVERNMENT FUND, GOVERNMENT TAX-MANAGED FUND, MUNICIPAL FUND, PRIME FUND, PRIME
CASH FUND, PRIME MANAGEMENT FUND, PRIME VALUE FUND, TAX-FREE FUND AND TREASURY
FUND

ZERO COUPON SECURITIES
Certain fixed-income securities of the types in which a Fund may invest may be zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

CALLABLE SECURITIES
Certain fixed-income securities of the types in which a Fund may invest may be callable at the option of the issuer. Certain callable securities invested in by a Fund also may be called by parties other than the issuer. Callable securities are subject to call risks.
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SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its
Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

The Government Fund will purchase and sell securities through regular way settlement, so that delivery of the security from the seller to the buyer will occur within the time frame that the securities industry has established for that type of security.

SECURITIES LENDING
A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities while they are on loan.
However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the
Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.  The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

The Prime Fund and Prime Management Fund have no present intention to engage in securities lending.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Funds and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Funds' Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. A Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-
term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan
Rate.


ASSET SEGREGATION
In order to secure its obligations in connection with special transactions, a
Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction.  This may cause a Fund to miss favorable trading opportunities or to realize losses on special transactions.


PRIME FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME VALUE FUND

TREASURY SECURITIES
The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund also may invest in U.S. Treasury securities, which are described in the prospectus.

BANK INSTRUMENTS
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.
Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

A Fund will not invest in instruments of domestic and foreign banks and savings and loans unless they have capital, surplus, and undivided profits over
$100,000,000, or if the principal amount of the instrument is insured by the
Bank Insurance Fund or the Savings Association Insurance Fund which are administered by the Federal Deposit Insurance Corporation. These instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of Deposit, and
Euro-dollar Time Deposits.

For purposes of applying the Funds' concentration limitation, bank instruments also include fixed-income securities credit enhanced by a bank.

MUNICIPAL FUND AND TAX-FREE FUND
FIXED INCOME SECURITIES
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The Municipal Fund and Tax-Free Fund also may invest in fixed-income securities, which are described in this SAI and the prospectus. The following describes the types of fixed-income securities, in addition to those identified for the
Municipal Fund and Tax-Free Fund in the prospectus (such as tax-exempt securities, variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds and tax-exempt commercial paper) or herein (such as zero coupon securities and callable securities) in which the
Municipal Fund and Tax-Free Fund may invest:
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

PRIVATE ACTIVITY BONDS
Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality.
Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Funds may invest in bonds subject to AMT.

TAX INCREMENT FINANCING BONDS
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from the merchants in the area. The bonds could fail to pay principal or interest if merchants' sales, and related tax collections, failed to increase as anticipated.

MUNICIPAL MORTGAGE BACKED SECURITIES
Municipal mortgage-backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage-backed securities represent interest in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage-backed securities generally have fixed interest rates.

MUNICIPAL LEASES
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Funds may invest in securities supported by individual leases or pools of municipal leases.

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

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Municipal Fund and the Tax-Free Fund may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and/or managing its uninvested cash. These other investment companies are managed independently of the Funds and incur additional fees and/or expenses which would therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional fees and/or expenses. The Funds may invest in money market securities directly.
TEMPORARY DEFENSIVE INVESTMENTS
The Municipal Fund and the Tax-Free Fund may make temporary defensive investments in the following taxable securities, which are described in the prospectus or herein: U.S. Treasury securities, agency securities, bank instruments, corporate debt securities, commercial paper, repurchase agreements and reverse repurchase agreements. In addition to taxable repurchase and reverse repurchase agreements, the Municipal Fund and Tax-Free Fund also may invest in municipal repurchase agreements and municipal reverse repurchase agreements.

GOVERNMENT FUND, PRIME FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME
VALUE FUND
REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

GOVERNMENT FUND, PRIME FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME
VALUE FUND
MORTGAGE BACKED SECURITIES
Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is pass-
through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

INVESTMENT RATINGS (MUNICIPAL FUND)
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The two highest rating categories of a nationally recognized statistical rating organization (NRSRO) are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard &
Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-
1 or F-2 by Fitch Ratings (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regu-
lations in determining whether a security rated by more than one NRSROs can be treated as being one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."
 INVESTMENT RATINGS (PRIME FUND AND PRIME CASH FUND)

An NRSRO's highest rating category is determined without regard for sub-
categories and gradations. For example, securities rated A-1+ or A-1 by S&P,
Prime-1 by Moody's, F-1+ or F-1 by Fitch or R-1 (high), R-1 (middle) or R-1
(low) by Dominion Bond Rating Service ("DBRS") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category. See "Regulatory Compliance."

INVESTMENT RATINGS (PRIME VALUE FUND)

The two highest rating categories of an NRSRO are determined without regard for sub-categories and gradations. For example, securities rated A-1+, A-1 or A-2 by
S&P, Prime-1 or Prime-2 by Moody's Moody's, F-1+, F-1 or F-2 by Fitch or R-1
(high), R-1 (middle), R-1 (low), R-2 (high), R-2 (middle) or R-2 (low) by DBRS are all considered rated in one of the two highest short-term rating categories.
The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two
NRSRO's in one of their two highest rating categories. See "Regulatory
Compliance."

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INVESTMENT RISKS
There are many factors which may affect an investment in the Funds. The Funds'
principal risks are described in the prospectus. Additional risk factors are outlined below:

GOVERNMENT FUND, GOVERNMENT TAX-MANAGED FUND, PRIME FUND, PRIME CASH FUND, PRIME
MANAGEMENT FUND, PRIME VALUE FUND, AND TREASURY FUND
CALL RISKS
Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-
income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
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GOVERNMENT FUND, GOVERNMENT TAX-MANAGED FUND, MUNICIPAL FUND, PRIME FUND, PRIME
CASH FUND, PRIME MANAGEMENT FUND, PRIME VALUE FUND, TAX-FREE FUND AND TREASURY
FUND

RISKS ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS
Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser.  Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Funds with respect to, for example, the value of Funds portfolio holdings, and/or prices paid to or received by the Funds on their portfolio transactions, and/or the Funds' ability to obtain or dispose of portfolio securities.  Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and Investment
Allocation."


GOVERNMENT FUND, PRIME FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME
VALUE FUND
PREPAYMENT RISKS
Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-
backed securities include both interest and a partial payment of principal.
Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

GOVERNMENT FUND, GOVERNMENT TAX-MANAGED FUND, PRIME FUND, PRIME CASH FUND, PRIME
MANAGEMENT FUND AND PRIME VALUE FUND
CREDIT RISKS
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or index with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

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GOVERNMENT FUND, MUNICIPAL FUND, PRIME FUND, PRIME CASH FUND, PRIME MANAGEMENT
FUND, PRIME VALUE FUND, TAX-FREE FUND AND TREASURY FUND
Credit risk includes the possibility that a party to a transaction involving the
Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

TAX RISKS
In order to pay interest that is exempt from federal regular income tax, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Funds to shareholders to be taxable.

Changes or proposed changes in federal or state tax laws may cause the prices of tax exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Funds invest.

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GOVERNMENT FUND, MUNICIPAL FUND, PRIME FUND, PRIME CASH FUND, PRIME MANAGEMENT
FUND, PRIME VALUE FUND AND TAX-FREE FUND
LEVERAGE RISKS
Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Funds' risk of loss and potential for gain.

FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICIES

FUND                          OBJECTIVE

Government Fund               To provide current income consistent with
                              stability of principal
Government Tax-Managed        To provide current income consistent with
Fund                          stability of principal and liquidity
Prime Fund                    To provide current income consistent with
                              stability of principal
Prime Management Fund         To provide current income consistent with
                              stability of principal
Tax-Free Fund                 To provide dividend income exempt from federal
                              regular income tax consistent with stability of
                              principal
Treasury Fund                 To provide current income consistent with
                              stability of principal

As a matter of investment policy which cannot be changed without shareholder approval, at least 80% of the Municipal Fund's annual interest income will be exempt from federal regular income tax (Federal regular income tax does not include the federal alternative minimum tax for individuals and corporations)
The Municipal Fund will invest its assets so that at least 80% of the annual interest income that it distributes will be exempt from federal regular income tax.

As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Tax-Free Fund's annual interest income will be exempt from federal regular income tax (Federal regular income tax does not include the federal alternative minimum tax or the federal alternative minimum tax for corporations). The Tax-Free Fund will invest its assets so that at least
80% of the annual interest income that it distributes will be exempt from federal income tax.

The above investment objectives and policies may not be changed by the Funds'
Board without shareholder approval.

INVESTMENT LIMITATIONS

DIVERSIFICATION
With respect to securities comprising 75% of the value of its total assets, a
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or a Fund would own more than 10% of the outstanding voting securities of that issuer.

BORROWING MONEY AND ISSUING SENIOR SECURITIES
A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

INVESTING IN REAL ESTATE
A Fund may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES
A Fund may not purchase or sell physical commodities, provided that a Fund may purchase securities of companies that deal in commodities.

UNDERWRITING
A Fund may not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
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LENDING (EXCEPT PRIME MANAGEMENT FUND AND PRIME VALUE FUND)
A Fund may not make loans, provided that this restriction does not prevent a
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

LENDING (PRIME MANAGEMENT FUND ONLY)
The Fund may not make loans except it may make loans to affiliated investment companies in accordance with SEC exemptive relief. This restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements and/or derivative contracts, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
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LENDING (PRIME VALUE FUND ONLY)
The Fund may not make loans except it may make loans to affiliated investment companies in accordance with SEC exemptive relief. This restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements and/or derivative contracts, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and principal interests.


CONCENTRATION
A Fund (with the exception of the Prime Fund, the Prime Management Fund and the
Prime Value Fund) will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The Prime Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Prime Fund may invest 25% or more of the value of its total assets in the commercial paper issued by finance companies. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The Prime Value Fund and the Prime Management Fund will not make investments that will result in the concentration of the Fund's investments in the securities of issuers primarily engaged in the same industry, except that the
Prime Value Fund and the Prime Management Fund may invest 25% or more of the value of the Fund's total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD
WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL
CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PLEDGING ASSETS
A Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

PURCHASES ON MARGIN
A Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

ILLIQUID SECURITIES
A Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

RESTRICTED SECURITIES
The Municipal Fund, the Prime Fund, the Prime Cash Fund, the Prime Management
Fund, the Prime Value Fund and the Tax-Free Fund may invest in securities subject to restriction on resale under the federal securities laws.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the above limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

For purposes of the commodities restriction, investments in transactions involving futures contracts and options forward currency contracts, swap transactions and other financial contracts that settle by payment in cash are deemed not to be investments in commodities.

For purposes of the concentration limitation, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, a Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

For purposes of the concentration limitation (with the exception of the Prime
Value Fund): (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

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

REGULATORY COMPLIANCE
A Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, a Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. A Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of a
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Funds, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While Financial Industry
Regulatory Authority (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Funds and/or other
Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the
Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the FINRA.


SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND (GOVERNMENT TAX-MANAGED FUND, MUNICIPAL FUND AND TAX-FREE
FUND ONLY)

Although each Fund intends to pay Share redemptions in cash, Government Tax-
Managed Fund, Municipal Fund and Tax-Free Fund reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the
Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, these Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, these Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.
The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Government Fund (Institutional Shares): Hare & Co., East Syracuse, NY, owned approximately 1,436,560,614 Shares (12.13%); Banc of America Securities LLC,
Charlotte, NC, owned approximately 645,882,928 Shares (6.00%); and Bastogne,
Inc., Henderson, NV, owned approximately 711,000,000 Shares (6.00%).

Government Tax-Managed Fund (Institutional Shares): Banc of America Securities
LLC, Charolette, NC, owned approximately 201,522,380 Shares (6.88%); Bear
Stearns Securities Corp., Brooklyn, NY, owned approximately 200,000,000 Shares
(6.83%); Geller Tax Services, New York, NY, owned approximately 167,156,392
Shares (5.71%); NMF & Co., Boston, MA, owned approximately 158,712,574 Shares
(5.42%); and Naido Co., Woodbridge, NJ, owned approximately 152,896,540 Shares
(5.22%).

Municipal Fund (Institutional Shares): Wells Fargo Institutional Brokerage
Services, Minneapolis, MN owned approximately 905,579,725 Shares (18.23%);
Comcast Cable Funding I Inc., Wilmington, DE owned approximately 574,940,596
Shares (11.57%); Bear Stearns Securities Corp., Brooklyn, NY owned approximately
406,134,023 Shares (8.17%); Comerica Bank, Detroit, MI owned approximately
283,391,979 Shares (5.70%); and Waterferry, New York, NY owned approximately
250,000,000 Shares (5.03%).

Prime Cash Fund (Institutional Shares): Comerica Bank, Detroit, MI, owned approximately 841,491,482 Shares (11.29%); and Banc of America Securities LLC,
Charlotte, NC, owned approximately 613,075,931 Shares (8.23%).

Prime Management Fund (Institutional Shares): Silicon Valley Bank, Santa Clara,
CA, owned approximately 401,344,612 Shares (25.48%); Comcast Cable Funding I
Inc., Wilmington, DE, owned approximately 102,108,674 Shares (6.48%); and
Davenport & Company LLC, Richmond, VA, owned approximately 139,348,990 Shares
(8.84%).

Prime Fund (Institutional Share): Silicon Valley Bank, Santa Clara, CA, owned approximately 1,022,257,198 Shares (5.92%).

Prime Value Fund (Institutional Shares): State Street Corp., Boston, MA, owned approximately 1,881,522,619 Shares (16.80%);  Banc of America Securities LLC,
Charlotte, NC, owned approximately 1,454,481,251 Shares (12.89%); Wells Fargo
Institutional Brokerage Services, Minneapolis, MN, owned approximately
1,018,961,774 Shares (9.10%); State Street Bank Corp., Boston, MA, owned approximately 662,862,170 (5.92%).

Tax-Free Fund (Institutional Shares): US Trust Technology and Support Services
Inc., Jersey City, NJ, owned approximately 528,674,968 Shares (6.04%); Goldman
Sachs Global Cash Services, Chicago, IL, owned approximately 753,372,609 Shares
(8.61%); and Hare & Co., Chicago, IL, owned approximately 459,334,443 Shares
(5.24%).

Treasury Fund (Institutional Shares): Silicon Valley Bank, Santa Clara, CA,
owned approximately 961,350,141 Shares (7.87%); Hare & Co, East Syracuse, NY,
owned approximately 2,377,608,203 Shares (19.47%); and SEI Trust Company, Oaks,
PA, owned approximately 2,500,000,000 Shares (20.47%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Silicon Valley Bank is organized in the state of California and is a subsidiary of SVB Financial Group; organized in the state of California.


TAX INFORMATION

FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

The Municipal Fund, Prime Fund and Tax-Free Fund are entitled to loss-carry forwards, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS (PRIME FUND, PRIME MANAGEMENT FUND, PRIME CASH FUND AND
PRIME VALUE FUND ONLY)
If a Fund purchases foreign securities, its investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES
The  Board  is  responsible  for  managing  the Trust's business affairs and for exercising all the Trust's powers except those  reserved  for  the shareholders.
The  following  tables give information about each Board member and  the  senior officers of the Funds.  Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e.,  "Independent"  Board members). Unless otherwise noted, the address of each person listed is Federated  Investors  Tower,  1001  Liberty
Avenue,  Pittsburgh,  PA.   As  of  December  31,  2006,  the Trust comprised 40
portfolios, and the Federated Fund Complex consisted of 45  investment companies
(comprising  148  portfolios). Unless otherwise noted, each Officer  is  elected annually. Unless otherwise  noted,  each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 5, 2007, the Funds' Board and Officers as a group owned less than 1% of each Class of each Fund's outstanding Shares.


INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                          AGGREGATE
                                                                                                       COMPENSATION
                                                                                                               FROM
                                                                                                      FUNDS{dagger}            TOTAL
NAME                                                                                                   (PAST FISCAL     COMPENSATION
BIRTH DATE                                                                                                    YEAR)       FROM TRUST
ADDRESS                                                                                                                          AND
POSITIONS HELD                                                                                                             FEDERATED
WITH TRUST          PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                                        FUND COMPLEX
DATE SERVICE        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                                          (PAST
BEGAN                                                                                                                       CALENDAR
                                                                                                                               YEAR)
JOHN F.             PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                    $0               $0
DONAHUE*            Chairman and Director, Federated Investors, Inc.; Chairman of the Federated
Birth Date:         Fund Complex's Executive Committee.
July 28, 1924
TRUSTEE             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee,
Began serving:      Federated Investment Management Company and Chairman and Director, Federated
October 1988        Investment Counseling.

J. CHRISTOPHER      PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the                      $0               $0
DONAHUE*            Federated Fund Complex; Director or Trustee of some of the Funds in the
Birth Date:         Federated Fund Complex; President, Chief Executive Officer and Director,
April 11, 1949      Federated Investors, Inc.; Chairman and Trustee, Federated Investment
PRESIDENT AND       Management Company; Trustee, Federated Investment Counseling; Chairman and
TRUSTEE             Director, Federated Global Investment Management Corp.; Chairman, Federated
Began serving:      Equity Management Company of Pennsylvania and Passport Research, Ltd.
April 1989          (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder
                    Services Company; Director, Federated Services Company.

                    PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                    Chief Executive Officer, Federated Investment Management Company, Federated
                    Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.         PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;            $66,437.44         $180,000
ELLIS, M.D.*        Professor of Medicine, University of Pittsburgh; Medical Director, University
Birth Date:         of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and
October 11,         Internist, University of Pittsburgh Medical Center.
1932
3471 Fifth          OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia
Avenue              Society of America.
Suite 1111
Pittsburgh, PA      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University
TRUSTEE             of Pittsburgh Medical Center.
Began serving:
October 1988

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Funds' principal underwriter, Federated Securities Corp.
{dagger}The compensation shown is for the Funds discussed in this SAI. These
Funds are only a portion of the Funds contained in the Trust.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                          AGGREGATE
                                                                                                       COMPENSATION
                                                                                                               FROM
                                                                                                      FUNDS{dagger}            TOTAL
NAME                                                                                                   (PAST FISCAL     COMPENSATION
BIRTH DATE                                                                                                     YEAR       FROM TRUST
ADDRESS                                                                                                                          AND
POSITIONS                                                                                                                  FEDERATED
HELD WITH         PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                                          FUND COMPLEX
TRUST             OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                                            (PAST
DATE SERVICE                                                                                                                CALENDAR
BEGAN                                                                                                                          YEAR)
THOMAS G.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.               $73,081.34         $198,000
BIGLEY
Birth Date:       OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,       Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old Timber     PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
November 1994

JOHN T.           PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;              $73,081.34         $198,000
CONROY, JR.       Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:       private real estate ventures in Southwest Florida.
June 23, 1937
Investment        PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Properties        President, John R. Wood and Associates, Inc., Realtors; President, Naples
Corporation       Property Management, Inc. and Northgate Village Development Corporation.
3838 North
Tamiami Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1991

NICHOLAS P.       PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.               $73,081.34         $198,000
CONSTANTAKIS
Birth Date:       OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,      Baker Corporation (engineering and energy services worldwide).
1939
175 Woodshire     PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1999

JOHN F.           PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;               $66,437.44         $180,000
CUNNINGHAM        Director, QSGI, Inc. (technology services company).
Birth Date:
March 5, 1943     OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
353 El Brillo     Cunningham & Co., Inc. (strategic business consulting); Trustee Associate,
Way               Boston College.
Palm Beach,
FL                PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
TRUSTEE           (computer storage systems); Chairman of the Board and Chief Executive Officer,
Began             Computer Consoles, Inc.; President and Chief Operating Officer, Wang
serving:          Laboratories; Director, First National Bank of Boston; Director, Apollo
January 1999      Computer, Inc.

PETER E.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.               $66,437.44         $180,000
MADDEN
Birth Date:       OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942              PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General
One Royal         Court; President, State Street Bank and Trust Company and State Street
Palm Way          Corporation (retired); Director, VISA USA and VISA International; Chairman and
100 Royal         Director, Massachusetts Bankers Association; Director, Depository Trust
Palm Way          Corporation; Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1991

CHARLES F.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;              $73,081.34         $198,000
MANSFIELD,        Management Consultant.
JR.
Birth Date:       PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,         Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of
1945              Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank
80 South Road     USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant
Westhampton       Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra
Beach, NY         University; Executive Vice President DVC Group, Inc. (marketing, communications
TRUSTEE           and technology).
Began
serving:
January 1999

JOHN E.           PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of               $88,584.43         $234,000
MURRAY, JR.,      Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.      Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,      OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932              construction, operations and technical services).
Chancellor,
Duquesne          PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University        University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,       University School of Law.
PA
CHAIRMAN AND
TRUSTEE
Began
serving:
February 1995

THOMAS M.         PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;              $49,613.55          $45,000
O'NEILL           Managing Director and Partner, Navigator Management Company, L.P. (investment
Birth Date:       and strategic consulting).
June 14, 1951
95 Standish       OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of
Street            Overseers, Children's Hospital of Boston; Visiting Committee on Athletics,
P.O. Box 2779     Harvard College.
Duxbury, MA
Trustee           PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director
Began             and Chief Investment Officer, Fleet Investment Advisors; President and Chief
serving:          Executive Officer, Aeltus Investment Management, Inc.; General Partner,
October 2006      Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The
                  Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet
                  Bank.
MARJORIE P.       PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex.             $66,437.44         $180,000
SMUTS
Birth Date:       PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference
June 21, 1935     Coordinator;  National Spokesperson, Aluminum Company of America; television
4905 Bayard       producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1988

JOHN S. WALSH     PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;             $66,437.44         $180,000
Birth Date:       President and Director, Heat Wagon, Inc. (manufacturer of construction
November 28,      temporary heaters); President and Director, Manufacturers Products, Inc.
1957              (distributor of portable construction heaters); President, Portable Heater
2604 William      Parts, a division of Manufacturers Products, Inc.
Drive
Valparaiso,       PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
IN
TRUSTEE
Began
serving:
January 1999
JAMES F. WILL     PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;             $66,437.44         $134,416
Birth Date:       Prior to June 2006, Vice Chancellor and President, Saint Vincent College.
October 12,
1938              OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany
721 E.            Corporation.
McMurray Road
McMurray PA       PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco,
TRUSTEE           Inc.; President and Chief Executive Officer, Cyclops Industries; President and
Began             Chief Operating Officer, Kaiser Steel Corporation.
serving:
April 2006

{dagger}The compensation shown is for the Funds discussed in this SAI. These
Funds are only a portion of the Funds contained in the Trust.

OFFICERS**

NAME
BIRTH DATE
POSITIONS
HELD WITH
TRUST        PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
DATE SERVICE
BEGAN
JOHN W.      PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive
MCGONIGLE    Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26,  PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director,
1938         Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
AND
SECRETARY
Began
serving:
October 1988

RICHARD A.   PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President,
NOVAK        Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood
Birth Date:  Services, Inc. and Southpointe Distribution Services, Inc.
December 25,
1963         PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company;
TREASURER    held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Began
serving:
January 2006

RICHARD B.   PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER       Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17, 1923 PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive
VICE         Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.
PRESIDENT
Began
serving:
October 1988

BRIAN P.     PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President
BOUDA        and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda
Birth Date:  joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
February 28,
1947
CHIEF
COMPLIANCE
OFFICER
AND SENIOR
VICE
PRESIDENT
Began
serving:
August 2004

DEBORAH A.   PRINCIPAL OCCUPATIONS:  Deborah A. Cunningham has been the Prime Cash Fund's Portfolio Manager since November 1996, the
CUNNINGHAM   Prime Management Fund's Portfolio Manager since April 2003 and the Prime Value Fund's portfolio manager since November
Birth Date:  1996. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981
September    and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is
15, 1959     a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

MARY JO      PRINCIPAL OCCUPATIONS:  Mary Jo Ochson has been the Municipal Fund's and Tax-Free Fund's Portfolio Manager since
OCHSON       November 1996 and December 1989, respectively.  Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-
Birth Date:  income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice
September    President of the Fund's Adviser since 1996.  Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in
12, 1953     Finance from the University of Pittsburgh.
CHIEF
INVESTMENT
OFFICER
Began
serving: May
2004

SUSAN R.     PRINCIPAL OCCUPATIONS: Susan R. Hill has been the Government Fund, Government Tax-Managed Fund and Treasury Funds'
HILL         Portfolio Manager since July 1993, May 1995 and July 1993, respectively. She is Vice President of the Trust. Ms. Hill
Birth Date:  joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's
June 20,     Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's
1963         Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a
VICE         Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.
PRESIDENT
Began
serving: May
2004

JEFF A.      PRINCIPAL OCCUPATIONS: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has
KOZEMCHAK    been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a
Birth Date:  Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered
January 15,  Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
1960
VICE
PRESIDENT
Began
serving:
May 2004

PAIGE M.     PRINCIPAL OCCUPATIONS: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has
WILHELM      been a Senior Vice President since January 2006 and a Senior Portfolio Manager January 2004.  She is responsible for
Birth Date:  portfolio management and research in the fixed-income area concentrating on taxable money market instruments.  Previous
May 28, 1962 associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst,
VICE         Federated Investment Counseling.  Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from
PRESIDENT    Indiana University and her M.B.A. from Duquesne University.
Began
serving:
August 2006

**Officers do not receive any compensation from the Funds.

In addition, the Funds have appointed an Anti-Money Laundering Compliance
Officer.

COMMITTEES OF THE BOARD

                                                                                                                           MEETINGS
BOARD          COMMITTEE                                                                                                   HELD
COMMITTEE      MEMBERS          COMMITTEE FUNCTIONS                                                                        DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR

EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may exercise      Two
               Donahue          all the powers of the full Board in the management and direction of the business and
               John E.          conduct of the affairs of the Trust in such manner as the Executive Committee shall
               Murray, Jr.,     deem to be in the best interests of the Trust.  However, the Executive Committee
               J.D., S.J.D.     cannot elect or remove Board members, increase or decrease the number of Trustees,
               John S.          elect or remove any Officer, declare dividends, issue shares or recommend to
               Walsh            shareholders any action requiring shareholder approval.

AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial            Seven
               Bigley           reporting process of the Funds, the Funds' internal control over financial reporting,
               John T.          and the quality, integrity and independent audit of the Funds' financial statements.
               Conroy, Jr.      The Committee also oversees or assists the Board with the oversight of compliance with
               Nicholas P.      legal requirements relating to those matters, approves the engagement and reviews the
               Constantakis     qualifications, independence and performance of the Funds' independent registered
               Charles F.       public accounting firm, acts as a liaison between the independent registered public
               Mansfield,       accounting firm and the Board and reviews the Funds' internal audit function.
               Jr.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees, selects       One
               Bigley           and nominates persons for election to the Funds' Board when vacancies occur. The
               John T.          Committee will consider candidates recommended by shareholders, Independent Trustees,
               Conroy, Jr.      officers or employees of any of the Funds' agents or service providers and counsel to
               Nicholas P.      the Funds. Any shareholder who desires to have an individual considered for nomination
               Constantakis     by the Committee must submit a recommendation in writing to the Secretary of the
               John F.          Funds, at the Funds' address appearing on the back cover of this Statement of
               Cunningham       Additional Information. The recommendation should include the name and address of both
               Peter E.         the shareholder and the candidate and detailed information concerning the candidate's
               Madden           qualifications and experience. In identifying and evaluating candidates for
               Charles F.       consideration, the Committee shall consider such factors as it deems appropriate.
               Mansfield,       Those factors will ordinarily include:  integrity, intelligence, collegiality,
               Jr.              judgment, diversity, skill, business and other experience, qualification as an
               John E.          "Independent Trustee," the existence of material relationships which may create the
               Murray, Jr.      appearance of a lack of independence, financial or accounting knowledge and
               Thomas M.        experience, and dedication and willingness to devote the time and attention necessary
               O'Neill          to fulfill Board responsibilities.
               Marjorie P.
               Smuts
               John S.
               Walsh
               James F.
               Will

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2006

INTERESTED           DOLLAR      DOLLAR     DOLLAR                                               DOLLAR RANGE OF  DOLLAR      DOLLAR
BOARD MEMBER       RANGE OF    RANGE OF   RANGE OF                                                  SHARES OWNED   RANGE    RANGE OF
NAME                 SHARES      SHARES     SHARES                                                 IN PRIME FUND      OF      SHARES
                      OWNED       OWNED      OWNED                                                                SHARES       OWNED
                         IN          IN         IN                                                                 OWNED    IN PRIME
                 GOVERNMENT  GOVERNMENT  MUNICIPAL                                                                    IN  MANAGEMENT
                       FUND TAX-MANAGED       FUND                                                                 PRIME        FUND
                                   FUND                                                                             CASH
                                                                                                                    FUND

John F. Donahue        None        None       None                                                          None    None        None
J. Christopher         None        None       None                                                          None    None        None
Donahue
Lawrence D.            None        None       None                                                          None    None        None
Ellis, M.D.

INDEPENDENT
BOARD MEMBER
NAME
Thomas G.              None        None       None                                                          None    None        None
Bigley
John T. Conroy,        None        None       None                                                          None    None        None
Jr.
Nicholas P.            None        None       None                                                 $1.00-$10,000    None        None
Constantakis
John F.                None        None       None                                                          None    None        None
Cunningham
Peter E. Madden        None        None       None                                                          None    None        None
Charles F.             None        None       None                                                          None    None        None
Mansfield, Jr.
John E. Murray,        None        None       None                                                          None    None        None
Jr., J.D.,
S.J.D.
Thomas M.
O'Neill
Marjorie P.            None        None       None                                                          None    None        None
Smuts
John S. Walsh          None        None       Over                                                          None    None        None
                                          $100,000
James F. Will          None        None       None                                                          None    None        None
INTERESTED           DOLLAR      DOLLAR     DOLLAR AGGREGATE DOLLAR RANGE OF SHARES OWNED IN FEDERATED FAMILY OF
BOARD MEMBER       RANGE OF    RANGE OF   RANGE OF                                          INVESTMENT COMPANIES
NAME                 SHARES      SHARES     SHARES
                      OWNED       OWNED      OWNED
                   IN PRIME IN TAX-FREE         IN
                 VALUE FUND        FUND   TREASURY
                                              FUND
John F. Donahue        None        None       None                                                 Over $100,000
J. Christopher         Over        None       None                                                 Over $100,000
Donahue            $100,000
Lawrence D.            None        None       None                                                 Over $100,000
Ellis, M.D.

INDEPENDENT
BOARD MEMBER
NAME
Thomas G.              None        None       None                                                 Over $100,000
Bigley
John T. Conroy,        None        None       None                                                 Over $100,000
Jr.
Nicholas P.            None        None       None                                                 Over $100,000
Constantakis
John F.                None        None       None                                                 Over $100,000
Cunningham
Peter E. Madden        None        Over       None                                                 Over $100,000
                               $100,000
Charles F.             None        None       None                                                 Over $100,000
Mansfield, Jr.
John E. Murray,        None        None       None                                                 Over $100,000
Jr., J.D.,
S.J.D.
Thomas M.
O'Neill
Marjorie P.            None        None       None                                                 Over $100,000
Smuts
John S. Walsh          None        None       None                                                 Over $100,000
James F. Will          None        None       None                                                          None

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Funds.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Funds.

OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, the Adviser, and the Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that a Fund could buy, as well as Shares of the Funds, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Funds' portfolios.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICIES
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

PROXY VOTING PROCEDURES
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions.  The Proxy Committee directs ISS by means of Proxy
Voting Guidelines, and ISS may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.  The Adviser's proxy voting procedures generally permit the Proxy
Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

CONFLICTS OF INTEREST
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of a
Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Funds' Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If a Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

PROXY VOTING REPORT
A report on "Form N-PX" of how a Fund voted any proxies during the most recent
12-month period ended June 30 is available from Federated's website at
FederatedInvestors.com.  To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under
"Related Information", then select the appropriate link opposite the name of the
Fund; or select the name of the Fund and, from the Fund's page, click on the
"Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.


PORTFOLIO HOLDINGS INFORMATION
Information concerning each Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of the Fund's top ten credit/obligor exposures, effective average maturity of the Fund's portfolio and/or percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link.

You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under
"Related Information" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Funds and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning a Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies and for the Prime Fund to commodities exchange clearing corporations in connection with qualifying the Fund's Shares for use as margin collateral.  Traders or portfolio managers may provide
"interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the
Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Funds.  The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply.  No consideration may be received by a Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds
Board.

Investment decisions for each Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among each Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.

On July 31, 2007 the Prime Management Fund owned securities of the following regular broker/dealers: Barclays Bank $135,000,000; Bear Stearns $107,000,000;
BNP Paribas $62,000,000; Citigroup $224,927,222; Credit Suisse $190,000,000;
Goldman Sachs $175,000,288; Greenwich Capital Markets $100,000,000; J.P. Morgan
Chase $25,000,000; Merrill Lynch $97,000,000 and RBC Capital Markets
$100,000,000.

On July 31, 2007 the Prime Obligations Fund owned securities of the following regular broker/dealers: Barclays Bank $510,500,000; Citigroup $1,044,000,000;
Deutche Bank $1,129,000,000; Fortis $415,000,000; Goldman Sachs $793,000,000;
J.P. Morgan Chase $185,000,000; Merrill Lynch $415,000,000; Morgan Stanley
$978,800,000; Societe Generale $920,000,000 and UBS $115,000,000

On July 31, 2007 the Prime Value Fund owned securities of the following regular broker/dealers: Barclays Bank $372,500,000; BNP Paribas $68,000,000; Citigroup
$711,880,453; Credit Suisse $716,500,000; Fortis Bank $280,000,000; Goldman
Sachs 306,000,403; Greenwich Capital Markets $274,000,000; J.P. Morgan Chase
$115,500,000 and Morgan Stanley $610,000,000.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the
Funds and most of the other Federated funds:

                        AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE     NET ASSETS OF THE FEDERATED FUNDS
 0.150 of 1%            on the first $5 billion
 0.125 of 1%            on the next $5 billion
 0.100 of 1%            on the next $10 billion
 0.075 of 1%            on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse a Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-
pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by the Prime
Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Funds' registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Funds, KPMG LLP
(KPMG), conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds'
financial statements and financial highlights are free of material misstatement.

On August 18, 2006, the Fund's Board, upon recommendation of the Audit
Committee, appointed KPMG LLP as the Fund's independent registered public
accounting firm for the fiscal year ending July 31, 2007.   On the same date,
the Fund's former auditor, Deloitte & Touche LLP, resigned.  See the Fund's
Annual Report for further information regarding the change in independent registered public accounting firm.

FEES PAID BY THE FUNDS FOR SERVICES

                                                ADVISORY FEE,                              ADMINISTRATIVE FEE          SHAREHOLDER
                            ADVISORY FEE REDUCTION AND ADVISORY FEE REIMBURSEMENT                                     SERVICES FEE

FOR THE YEAR ENDED JULY 31            2007                  2006            20051        2007        2006       20051        20071
Government Fund                $24,180,835           $19,209,033      $16,573,610  $9,212,898  $7,318,642  $6,314,545           $0
                                10,310,349             8,189,143        7,076,298
Government Tax-Managed Fund      7,671,779             6,657,578        5,743,248   2,922,948   2,536,538   2,188,177            0
                                 3,340,788             2,940,111        2,553,990
Municipal Fund                  12,192,870            10,060,761        7,081,133   4,645,483   3,833,150   2,697,912            0
                                 6,746,239             5,812,657        4,202,092
Prime Fund                      44,202,351            43,223,840       37,734,011  16,841,096  16,468,283  14,376,658            0
                                17,921,315            17,467,455       15,483,159
Prime Cash Fund                 17,204,317            18,572,277       17,047,130   6,554,845   7,076,038   6,494,957
                                 9,092,501             9,636,338        8,864,732
Prime Management Fund            8,045,137             7,047,225        2,996,863   3,065,197   2,684,993   1,141,805
                                 5,712,987             5,340,791        2,996,863
Prime Value Fund                24,448,837            21,797,830       17,617,502   9,315,007   8,304,973   6,712,268
                                13,957,682            12,433,605       10,106,366
                                                                          199,769
Tax-Free Fund                   18,005,316            19,200,527       21,534,257   6,860,025   7,315,401   8,204,552
                                 7,467,974             7,925,939        9,046,120
                                       ---               156,047          401,990
Treasury Fund                   28,617,753            26,078,224       24,403,871  10,903,363   9,935,804   9,297,875
                                11,545,875            10,708,341        9,959,827

Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year or start of performance periods ended July 31, 2007.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended July 31, 2007.

                                     7-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS

GOVERNMENT FUND:
Total Return                     NA               5.25%      2.78%       3.81%
Yield                            5.16%            NA         NA          NA
Effective Yield                  5.29%            NA         NA          NA
GOVERNMENT TAX-MANAGED FUND:
Total Return                     NA               5.18%      2.73%       3.76%
Yield                            5.06%            NA         NA          NA
Effective Yield                  5.19%            NA         NA          NA
MUNICIPAL FUND:
Total Return                     NA               3.57%      2.11%       2.71%
Yield                            3.51%            NA         NA          NA
Effective Yield                  3.57%            NA         NA          NA
Tax-Equivalent Yield             5.40%            NA         NA          NA
PRIME FUND:
Total Return                     NA               5.30%      2.83%       3.88%
Yield                            5.20%            NA         NA          NA
Effective Yield                  5.34%            NA         NA          NA
PRIME CASH FUND:
Total Return                     NA               5.33%      2.85%       3.90%
Yield                            5.23%            NA         NA          NA
Effective Yield                  5.37%            NA         NA          NA
                                                                                   START OF
                                                                                       PERFORMANCE
                                                                                       8/11/2004
PRIME MANAGEMENT FUND:
Total Return                         NA               5.36%      NA          NA        4.08%
Yield                                5.25%            NA         NA          NA        NA
Effective Yield                      5.39%            NA         NA          NA        NA
PRIME VALUE FUND:
Total Return                     NA               5.35%      2.88%       3.93%
Yield                            5.25%            NA         NA          NA
Effective Yield                  5.39%            NA         NA          NA
TAX FREE FUND:
Total Return                     NA               3.50%      2.03%       2.57%
Yield                            3.45%            NA         NA          NA
Effective Yield                  3.51%            NA         NA          NA
Tax-Equivalent Yield             5.31%            NA         NA          NA
TREASURY FUND:
Total Return                     NA               5.17%      2.71%       3.71%
Yield                            5.06%            NA         NA          NA
Effective Yield                  5.19%            NA         NA          NA


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result. The tax-equivalent yield of
Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TAX EQUIVALENCY TABLE
With regard to the Municipal Fund and the Tax-Free Fund, set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Municipal Fund and the Tax-
Free Fund. The interest earned by the tax exempt securities owned by the
Municipal Fund and the Tax-Free Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Municipal Fund's and the Tax-Free Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.


                             TAX EQUIVALENCY TABLE

                 TAXABLE YIELD EQUIVALENT FOR 2007 MULTISTATE MUNICIPAL FUND

TAX BRACKET:
FEDERAL                  10.00%      15.00%      25.00%       28.00%       33.00%       35.00%
Joint Return:                $0 -   $15,651 -   $63,701 -   $128,501 -   $195,851 -       Over
                         15,650      63,700     128,500      195,850      349,700     $349,700
Single Return:               $0 -    $7,826 -   $31,851 -    $77,101 -   $160,851 -       Over
                          7,825      31,850      77,100      160,850      349,700     $349,700
TAX-EXEMPT YIELD                             TAXABLE YIELD EQUIVALENT
0.50%                    0.56%       0.59%        0.67%        0.69%        0.75%        0.77%
1.00%                    1.11%       1.18%        1.33%        1.39%        1.49%        1.54%
1.50%                    1.67%       1.76%        2.00%        2.08%        2.24%        2.31%
2.00%                    2.22%       2.35%        2.67%        2.78%        2.99%        3.08%
2.50%                    2.78%       2.94%        3.33%        3.47%        3.73%        3.85%
3.00%                    3.33%       3.53%        4.00%        4.17%        4.48%        4.62%
3.50%                    3.89%       4.12%        4.67%        4.86%        5.22%        5.38%
4.00%                    4.44%       4.71%        5.33%        5.56%        5.97%        6.15%
4.50%                    5.00%       5.29%        6.00%        6.25%        6.72%        6.92%
5.00%                    5.56%       5.88%        6.67%        6.94%        7.46%        7.69%
5.50%                    6.11%       6.47%        7.33%        7.64%        8.21%        8.46%
6.00%                    6.67%       7.06%        8.00%        8.33%        8.96%        9.23%
6.50%                    7.22%       7.65%        8.67%        9.03%        9.70%       10.00%
7.00%                    7.78%       8.24%        9.33%        9.72%       10.45%       10.77%
7.50%                    8.33%       8.82%       10.00%       10.42%       11.19%       11.54%
8.00%                    8.89%       9.41%       10.67%       11.11%       11.94%       12.31%
8.50%                    9.44%      10.00%       11.33%       11.81%       12.69%       13.08%
9.00%                   10.00%      10.59%       12.00%       12.50%       13.43%       13.85%
9.50%                   10.56%      11.18%       12.67%       13.19%       14.18%       14.62%
10.00%                  11.11%      11.76%       13.33%       13.89%       14.93%       15.38%
10.50%                  11.67%      12.35%       14.00%       14.58%       15.67%       16.15%
11.00%                  12.22%      12.94%       14.67%       15.28%       16.42%       16.92%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated  to  providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated  is  a firm with independent research, product  breadth  and  industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global  clients  through  a disciplined investment process and an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.


FEDERATED FUNDS OVERVIEW

EQUITIES
As  of  December  31,  2006,  Federated  managed   48   equity   funds  totaling
approximately  $28.7  billion  in  assets  across growth, value, equity  income, international, index and sector allocation styles.

TAXABLE FIXED-INCOME
As  of December 31, 2006, Federated managed 35  taxable  bond  funds  including:
high-yield,  multi-sector,  mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $15.2 billion.

TAX FREE FIXED-INCOME
As  of  December  31, 2006, Federated  managed  14  municipal  bond  funds  with approximately $2.9  billion  in  assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

MONEY MARKET FUNDS
As of December 31, 2006, Federated  managed  $155.2  billion in assets across 51 money market funds, including 17 government, 11 prime,  22 municipal and 1 euro-
denominated  with  assets  approximating  $63.5  billion, $64.0  billion,  $27.6 billion and $82.9 million.

The  Chief  Investment  Officers  responsible  for  oversight   of  the  various
investment  sectors  within  Federated  are:  Stephen  F. Auth, CFA, for  Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA,
for  Tax  Free Fixed-Income; and Deborah A. Cunningham, CFA,  for  Money  Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended July 31, 2007 are incorporated herein by reference to the Annual Report to Shareholders of the
Funds dated July 31, 2007.


INVESTMENT RATINGS

INVESTMENT RATINGS FOR PRIME FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND AND
PRIME VALUE FUND

STANDARD & POOR'S (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols
(i.e., SP-1+/A-1+).

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S&P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


MOODY'S INVESTORS SERVICE (MOODY'S) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)
RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S  LONG-TERM DEBT RATINGS
AAA-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.

R-1 (HIGH) Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

R-1 (MIDDLE) Short-term debt rated "R-1 (middle)" is of SUPERIOR CREDIT QUALITY and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the
"R-1 (high)" category (which few companies are able to achieve), entities rated
"R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (LOW) Short-term debt rated "R-1 (low)" is of SATISFACTORY CREDIT QUALITY.
The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (HIGH), R-2 (MIDDLE), R-2 (LOW) Short-term debt rated "R-2" is of ADEQUATE
CREDIT QUALITY and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance.
Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated
AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated
AA are also considered to be strong credits which typically exemplify above-
average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of SATISFACTORY CREDIT QUALITY. Protection of interest and principal is still substantial, but the degree of strength is less than with
AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

"HIGH" OR "LOW" grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that
"high" and "low" grades are not used for the AAA category.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
These ratings are assigned to debt and preferred stock issues.

AAA-EXCEPTIONAL.  Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

AA-VERY STRONG.  Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

A-STRONG.  Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

BBB-ADEQUATE.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category.  A company's Long-Term Credit Rating also may be assigned an Under Review modifier
("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an ("i") denote indicative ratings.  Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ -STRONGEST.  Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 -OUTSTANDING.  Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 -SATISFACTORY.  Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 -ADEQUATE.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months.  Public Data Ratings are not assigned an Outlook.  Ratings Outlooks are as follows:

POSITIVE-Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

NEGATIVE-Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

STABLE-Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

INVESTMENT RATINGS FOR MUNICIPAL FUND AND TAX-FREE FUND

STANDARD & POOR'S (S & P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating)
addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics.
Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-
term and the short-term ratings are provided below.)

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A short-term obligation rated 'A-1' is rated in the highest category by
S&P.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S & P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in a small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S INVESTORS SERVICE (MOODY'S) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)
RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S LONG-TERM DEBT RATINGS
AAA-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

ADDRESSES

MONEY MARKET OBLIGATIONS TRUST

Government Obligations Fund
Government Obligations Tax-Managed Fund
Municipal Obligations Fund
Prime Obligations Fund
Prime Cash Obligations Fund
Prime Management Obligations Fund
Prime Value Obligations Fund
Tax-Free Obligations Fund
Treasury Obligations Fund
Institutional Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
99 High Street
Boston, MA 02110

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
N/A

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

LEGAL COUNSEL
Dickstein Shapiro LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset
Institutional Shareholder Services, Inc.

SECURITY PRICING SERVICES
Reuters
Standard and Poor's
FT Interactive Data
Bear Sterns

RATINGS AGENCIES
Fitch Ratings
Moody's Investor Service
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
Lipper, Inc.
Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
Investment Company Institute

MONEY MARKET OBLIGATIONS TRUST

STATEMENT OF ADDITIONAL INFORMATION

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SEPTEMBER 30, 2007

INSTITUTIONAL SERVICE SHARES

Government Obligations Fund (Government Fund)

Government Obligations Tax-Managed Fund (Government Tax-Managed Fund)

Municipal Obligations Fund (Municipal Fund)

Prime Obligations Fund (Prime Fund)

Prime Cash Obligations Fund (Prime Cash Fund)

Prime Management Obligations Fund (Prime Management Fund)

Prime Value Obligations Fund (Prime Value Fund)

Tax-Free Obligations Fund (Tax-Free Fund)

Treasury Obligations Fund (Treasury Fund)

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Institutional Service Shares of the
Funds, dated September 30, 2007. This SAI incorporates by reference the Funds'
Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

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                                 CONTENTS
                                 How are the Funds Organized?......
                                 Securities in Which the Funds Invest
                                 What Do Shares Cost?..............
                                 How are the Funds Sold?...........
                                 Subaccounting Services............
                                 Redemption in Kind................
                                 Massachusetts Partnership Law.....
                                 Account and Share Information.....
                                 Tax Information...................
                                 Who Manages and Provides Services to the Funds?
                                 How Do the Funds Measure Performance?
                                 Who is Federated Investors, Inc.?.
                                 Financial Information.............
                                 Investment Ratings................
                                 Addresses.........................
                                 Appendix..........................

                                       0

HOW ARE THE FUNDS ORGANIZED?

Each Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Government Fund, Prime Fund, Tax-Free Fund and Treasury Fund were organized as portfolios of the Trust on December 11, 1989. The Municipal Fund, Prime Cash
Fund and Prime Value Fund were reorganized as portfolios of the Trust on
October 27, 1999. The Government Tax-Managed Fund was organized as a portfolio of the Trust on December 28, 1994. The Prime Management Fund was organized as a portfolio of the Trust on April 30, 2003. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (Board) has established four classes of shares of the
Funds, known as Institutional Shares, Institutional Service Shares,
Institutional Capital Shares and Trust Shares (Shares). The Government Tax-
Managed Fund and the Tax-Free Fund offer two Shares classes: Institutional
Shares and Institutional Service Shares. The Prime Fund offers three Share classes: Institutional Shares, Institutional Service Shares and Trust Shares.
The Municipal Fund, the Prime Cash Fund, the Prime Management Fund and the Prime
Value Fund offer three Share classes: Institutional Shares, Institutional
Service Shares and Institutional Capital Shares. The Government Obligations Fund
and the Treasury Fund offer four Share classes: Institutional Shares,
Institutional Service Shares, Institutional Capital Shares and Trust Shares.
This SAI relates to Institutional Service Shares. The Funds' investment adviser is Federated Investment Management Company (Adviser).

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SECURITIES IN WHICH THE FUNDS INVEST

The principal securities in which the Funds may invest are described in the
Funds' prospectus. In pursuing its investment strategy, a Fund also may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

GOVERNMENT FUND, GOVERNMENT TAX-MANAGED FUND, MUNICIPAL FUND, PRIME FUND, PRIME
CASH FUND, PRIME MANAGEMENT FUND, PRIME VALUE FUND, TAX-FREE FUND AND TREASURY
FUND

FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate.  The rate may be a fixed percentage of the principal or adjusted periodically.  In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.  Fixed-
income securities provide more regular income than equity securities.  However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings.  This limits the potential appreciation of fixed-
income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price.  A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount.  If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which a Fund may invest:

ZERO COUPON SECURITIES
Certain fixed income securities of the types in which a Fund may invest may be zero coupon securities.

Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

CALLABLE SECURITIES
Certain fixed income securities of the types in which a Fund may invest may be callable at the option of the issuer. Certain callable securities invested in by a Fund also may be called by parties other than the issuer.  Callable securities are subject to call risks.

SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its
Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

The Government Fund will purchase and sell securities through regular way settlement, so that delivery of the security from the seller to the buyer will occur within the time frame that the securities industry has established for that type of security.

SECURITIES LENDING
A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.  Loans are subject to termination at the option of the Fund or the borrower.  The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.  The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

The Prime Fund and Prime Management Fund have no present intention to engage in securities lending.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Funds and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Funds' Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. A Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-
term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan
Rate.

ASSET SEGREGATION
In order to secure its obligations in connection with special transactions, a
Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction.  This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

PRIME FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME VALUE FUND

TREASURY SECURITIES
The Prime Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund also may invest in U.S. Treasury securities, which are described in the prospectus.

BANK INSTRUMENTS
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.
Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

A Fund will not invest in instruments of domestic and foreign banks and savings and loans unless they have capital, surplus, and undivided profits over
$100,000,000, or if the principal amount of the instrument is insured by the
Bank Insurance Fund or the Savings Association Insurance Fund which are administered by the Federal Deposit Insurance Corporation. These instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of Deposit, and
Euro-dollar Time Deposits.

For purposes of applying the Funds' concentration limitation, bank instruments also include fixed-income securities credit enhanced by a bank.

                                       1

MUNICIPAL FUND AND TAX-FREE FUND

FIXED INCOME SECURITIES
The Municipal Fund and Tax-Free Fund also may invest in fixed income securities, which are described in this SAI. The following describes the types of fixed income securities, in addition to those identified for the Municipal Fund and
Tax-Free Fund in the prospectus (such as tax-exempt securities, variable rate demand instruments general obligation bonds, special revenue bonds, tax-exempt commercial paper and municipal notes) or herein (such as zero coupon securities and callable securities) in which the Municipal Fund and Tax-Free Fund may invest:

PRIVATE ACTIVITY BONDS
Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality.
Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Funds may invest in bonds subject to AMT.

TAX INCREMENT FINANCING BONDS
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from the merchants in the area. The bonds could fail to pay principal or interest if merchants' sales, and related tax collections, failed to increase as anticipated.

MUNICIPAL LEASES
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Funds may invest in securities supported by individual leases or pools of municipal leases.

MUNICIPAL MORTGAGE BACKED SECURITIES
Municipal mortgage backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.

                                       2

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Municipal Fund and the Tax-Free Fund may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and/or managing its uninvested cash.

These other investment companies are managed independently of the Funds and incur additional fees and/or expenses which would, therefore, be borne indirectly by a Fund in connection with any such investment.  However, the
Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.  The Funds may invest in money market securities directly.

TEMPORARY DEFENSIVE INVESTMENTS
The Municipal Fund and the Tax-Free Fund may make temporary defensive investments in the following taxable securities, which are described in the prospectus or herein: U.S. Treasury securities, agency securities, bank instruments, corporate debt securities, commercial paper, repurchase agreements and reverse repurchase agreements.  In addition to taxable repurchase and reverse repurchase agreements, the Municipal Fund and Tax-Free Fund also may invest in municipal repurchase agreements and municipal reverse repurchase agreements.

GOVERNMENT FUND, PRIME FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME
VALUE FUND
REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

GOVERNMENT FUND, PRIME FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME
VALUE FUND
MORTGAGE-BACKED SECURITIES
Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is pass-
through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

INVESTMENT RATINGS (MUNICIPAL FUND)
The two highest  rating categories of a nationally recognized statistical rating organization's (NRSRO) are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard &
Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-
1+, F-1 or F-2 by Fitch Ratings (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest or one of the two highest short-term rating categories. See "Regulatory Compliance."

INVESTMENT RATINGS (PRIME FUND AND PRIME CASH FUND)
An NRSRO's highest rating category is determined without regard for sub-
categories and gradations. For example, securities rated A-1+ or A-1 by S&P,
Prime-1 by Moody's, F-1+ or F-1 by Fitch or R-1 (high), R-1 (middle) or R-1
(low) by Dominion Bond Rating Service ("DBRS") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than NRSRO service can be treated as being in the highest short-term rating category. See "Regulatory
Compliance."

INVESTMENT RATINGS (PRIME VALUE FUND)
The two highest rating categories of an NRSRO are determined without regard for sub-categories and gradations. For example, securities rated A-1+, A-1 or A-2 by
S&P, Prime-1 or Prime-2 by Moody's Moody's, F-1+, F-1 or F-2 by Fitch or R-1
(high), R-1 (middle), R-1 (low), R-2 (high), R-2 (middle) or R-2 (low) by DBRS are all considered rated in one of the two highest short-term rating categories.
The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two
NRSRO's in one of their two highest rating categories. See "Regulatory
Compliance."

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INVESTMENT RISKS
There are many factors which may affect an investment in the Funds. The Funds'
principal risks are described in the prospectus. Additional risk factors are outlined below:

GOVERNMENT FUND, GOVERNMENT TAX-MANAGED FUND, MUNICIPAL FUND, PRIME FUND, PRIME
CASH FUND, PRIME MANAGEMENT FUND, PRIME VALUE FUND, TAX-FREE FUND AND TREASURY
FUND
CALL RISKS
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.  If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-
income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

RISKS ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser.  Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities.  Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and Investment Allocation."

GOVERNMENT FUND, PRIME FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND AND PRIME
VALUE FUND
PREPAYMENT RISKS
Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-
backed securities include both interest and a partial payment of principal.
Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

MUNICIPAL FUND AND TAX-FREE FUND
CREDIT RISKS
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or index with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.
This could cause the Fund to lose the benefit of the transaction or prevent the
Fund from selling or buying other securities to implement its investment strategy.

TAX RISKS
In order to pay interest that is exempt from federal regular income tax, tax-
exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Funds to shareholders to be taxable.  Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Funds invest.

GOVERNMENT FUND, PRIME FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND, PRIME VALUE
FUND AND TAX-FREE FUND
LEVERAGE RISKS
Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

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FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICIES

FUND                          OBJECTIVE

Government Fund               To provide current income consistent with
                              stability of principal
Government Tax-Managed        To provide current income consistent with
Fund                          stability of principal and liquidity
Prime Fund                    To provide current income consistent with
                              stability of principal
Prime Management Fund         To provide current income consistent with
                              stability of principal
Tax-Free Fund                 To provide dividend income exempt from federal
                              regular income tax consistent with stability of
                              principal
Treasury Fund                 To provide current income consistent with
                              stability of principal

As a matter of investment policy which cannot be changed without shareholder approval, at least 80% of the Municipal Fund's annual interest income will be exempt from federal regular income tax (Federal regular income tax does not include the federal alternative minimum tax for individuals and corporations).
The Municipal Fund will invest its assets so that at least 80% of the annual interest income that it distributes will be exempt from federal regular income tax.

As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Tax-Free Fund's annual interest income will be exempt from federal regular income tax (Federal regular income tax does not include the federal alternative minimum tax or the federal alternative minimum tax for corporations). The Tax-Free Fund will invest its assets so that at least
80% of the annual interest income that it distributes will be exempt from federal income tax.

The above investment objectives and policies may not be changed by the Funds'
Board without shareholder approval.

                                       3

INVESTMENT LIMITATIONS

DIVERSIFICATION
With respect to securities comprising 75% of the value of its total assets, a
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or a Fund would own more than 10% of the outstanding voting securities of that issuer.

BORROWING MONEY AND ISSUING SENIOR SECURITIES
A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

INVESTING IN REAL ESTATE
A Fund may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES
A Fund may not purchase or sell physical commodities, provided that a Fund may purchase securities of companies that deal in commodities.

UNDERWRITING
A Fund may not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING (EXCEPT PRIME MANAGEMENT FUND AND PRIME VALUE FUND)
A Fund may not make loans, provided that this restriction does not prevent a
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

LENDING (PRIME MANAGEMENT FUND ONLY)
The Fund may not make loans except it may make loans to affiliated investment companies in accordance with SEC exemptive relief. This restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements and/or derivative contracts, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

LENDING (PRIME VALUE FUND ONLY)
The Fund may not make loans except it may make loans to affiliated investment companies in accordance with SEC exemptive relief. This restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements and/or derivative contracts, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION
A Fund (with the exception of the Prime Fund, Prime Management Fund and the
Prime Value Fund) will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The Prime Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Prime Fund may invest 25% or more of the value of its total assets in the commercial paper issued by finance companies. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The Prime Value Fund and the Prime Management Fund will not make investments that will result in the concentration of the Fund's investments in the securities of issuers primarily engaged in the same industry, except that the
Prime Value Fund and the Prime Management Fund may invest 25% or more of the value of the Fund's total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD
WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL
CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PLEDGING ASSETS
A Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

PURCHASES ON MARGIN
A Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

ILLIQUID SECURITIES
A Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

RESTRICTED SECURITIES
The Municipal Fund, the Prime Fund, the Prime Cash Fund, the Prime Management
Fund, the Prime Value Fund and the Tax-Free Fund may invest in securities subject to restriction on resale under the federal securities laws.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the above limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

For purposes of the commodities restriction, investments in transactions involving futures contracts and options forward currency contracts, swap transactions and other financial contracts that settle by payment in cash are deemed not to be investments in commodities.

For purposes of the concentration limitation, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, a Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

For purposes of the concentration limitation (with the exception of the Prime
Value Fund): (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities.

REGULATORY COMPLIANCE
A Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, a Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. A Fund will determine the effective maturity of its investments according to the Rule. A Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of a
Fund computed by dividing the annualized daily income on a Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

                                       4

A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and a Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Funds, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While Financial Industry
Regulatory Authority (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Funds and/or other
Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the
Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

                                       5

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediary and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the FINRA.

SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



REDEMPTION IN KIND (GOVERNMENT TAX-MANAGED FUND, MUNICIPAL FUND AND TAX-FREE
FUND)

Although each Fund intends to pay Share redemptions in cash, the Government Tax-
Managed Fund, Municipal Fund and Tax-Free Fund reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the
Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, these Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, these Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV.
The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Government Fund (Institutional Service Shares): Hare & Co., East Syracuse, NY,
owned approximately 540,630,531 Shares (10.44%); Pershing, Jersey City, NJ,
owned approximately 406,350,794 Shares (7.84%); Manufacturers and Traders Trust
Company, Buffalo, NY, owned approximately 394,383,040 Shares (7.61%); HUBCO,
Birmingham, AL, owned approximately 290,598,697 Shares (5.61%) and UBS
Securities, Stamford, CT, owned approximately 279,072,732 Shares (5.39%).

Municipal Fund (Institutional Service Shares): Pershing, Jersey City, NJ, owned approximately 283,072,328 Shares (37.58%); First Clearing Corporation, Glen
Allen, VA, owned approximately 86,749,156 Shares (11.51%) and Primevest
Financial Services, Inc. Saint Cloud MN, owned approximately 38,705,505 Shares
(5.13%).

Prime Management Fund (Institutional Service Shares): Pershing, Jersey City, NJ,
owned approximately 1,079,887,281 Shares (90.30%).

Prime Cash Fund (Institutional Service Shares):EGAP & Company, Burlington, VT,
owned approximately 241,438,296 Shares (13.95%); Hare & Company, East Syracuse
NY, owned approximately 190,827,297 Shares (11.02%); Pershing, Jersey City, NJ,
owned approximately 139,894,045 Shares (8.08%); Regions Bank, Birmingham, AL,
owned approximately 124,296,978 (7.18%); Deutsche Bank Trust Company, New York,
NY, owned approximately 120,732,483 Shares (6.97%) and FBS Investment Services,
Inc., Minneapolis, MN, owned approximately 111,811,247 Shares (6.46%).

Prime Value Fund (Institutional Service Shares): Pershing, Jersey City, NJ,
owned approximately 384,648,658 Shares (17,68%); Primevest Financial Services,
Inc., Saint Cloud, MN, owned approximately 265,480,667 Shares (12.20%) and Banc of America Securities LLC, Charlotte, NC, owned approximately 173,460,309 Shares
(7.97%).

Tax-Free Fund (Institutional Service Shares): NAIDOT & Co., Woodbridge, NJ,
owned approximately 738,697,359 Shares (23.56%); Pershing, Jersey City NJ, owned approximately 276,149,533 Shares (10.30%) and Calhoun & Co., Detroit, MI, owned approximately 248,213,818 Shares (9.26%).

Treasury Fund (Institutional Service Shares): Hare & Co., East Syracuse, NY,
owned approximately 1,750,991,632 Shares (24.14%); HUBCO, Birmingham, AL, owned approximately 773,135,236 Shares (12.42%) and Manufacturers & Traders Trust Co.,
Buffalo, NY, owned approximately 467,877,286 Shares (7.52%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Pershing is organized in the State of New Jersey and is a subsidiary of Bank of
New York, organized in the State of New York.


TAX INFORMATION

FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

The Municipal Fund, Prime Fund and Tax-Free Fund are entitled to loss-carry forwards, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS (PRIME FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND AND
PRIME VALUE FUND ONLY)
If a Fund purchases foreign securities, its investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.


WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES
The  Board  is  responsible  for  managing  the Trust's business affairs and for exercising all the Trust's powers except those  reserved  for  the shareholders.
The  following  tables give information about each Board member and  the  senior officers of the Fund.  Where  required, the tables separately list Board members who are "interested persons" of  the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent"  Board  members). Unless otherwise noted, the  address of each person listed is Federated Investors  Tower,  1001  Liberty
Avenue,  Pittsburgh,  PA.   As  of  December  31,  2006,  the Trust comprised 40
portfolios, and the Federated Fund Complex consisted of 45  investment companies
(comprising  148  portfolios). Unless otherwise noted, each Officer  is  elected annually. Unless otherwise  noted,  each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 5, 2007, the Fund's Board and Officers as a group owned less than 1% of each Class of the Funds' outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND       FROM TRUST
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL              AND
TRUST                                                                                                         YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
JOHN F.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0               $0
DONAHUE*         Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund
Birth Date:      Complex's Executive Committee.
July 28,
1924             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated
TRUSTEE          Investment Management Company and Chairman and Director, Federated Investment
Began            Counseling.
serving:
October 1988

J.               PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated               $0               $0
CHRISTOPHER      Fund Complex; Director or Trustee of some of the Funds in the Federated Fund
DONAHUE*         Complex; President, Chief Executive Officer and Director, Federated Investors,
Birth Date:      Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee,
April 11,        Federated Investment Counseling; Chairman and Director, Federated Global
1949             Investment Management Corp.; Chairman, Federated Equity Management Company of
PRESIDENT        Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
AND TRUSTEE      Federated); Trustee, Federated Shareholder Services Company; Director, Federated
Began            Services Company.
serving:
April 1989       PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                 Chief Executive Officer, Federated Investment Management Company, Federated
                 Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;               $66,437.44         $180,000
ELLIS, M.D.*     Professor of Medicine, University of Pittsburgh; Medical Director, University of
Birth Date:      Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist,
October 11,      University of Pittsburgh Medical Center.
1932
3471 Fifth       OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of
Avenue           America.
Suite 1111
Pittsburgh,      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of
PA               Pittsburgh Medical Center.
TRUSTEE
Began
serving:
October 1988

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                                     TOTAL
ADDRESS                                                                                                   AGGREGATE     COMPENSATION
POSITIONS                                                                                              COMPENSATION             FROM
HELD WITH        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND        TRUST AND
TRUST            OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL        FEDERATED
DATE SERVICE                                                                                                  YEAR)     FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
THOMAS G.        PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                $73,081.34         $198,000
BIGLEY
Birth Date:      OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,      Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old           PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Timber Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
November
1994

JOHN T.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;               $73,081.34         $198,000
CONROY, JR.      Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:      private real estate ventures in Southwest Florida.
June 23,
1937             PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Investment       President, John R. Wood and Associates, Inc., Realtors; President, Naples
Properties       Property Management, Inc. and Northgate Village Development Corporation.
Corporation
3838 North
Tamiami
Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1991

NICHOLAS P.      PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                $73,081.34         $198,000
CONSTANTAKIS
Birth Date:      OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,     Baker Corporation (engineering and energy services worldwide).
1939
175              PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Woodshire
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1999

JOHN F.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                $66,437.44         $180,000
CUNNINGHAM       Director, QSGI, Inc. (technology services company).
Birth Date:
March 5,         OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
1943             Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston
353 El           College.
Brillo Way
Palm Beach,      PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
FL               (computer storage systems); Chairman of the Board and Chief Executive Officer,
TRUSTEE          Computer Consoles, Inc.; President and Chief Operating Officer, Wang
Began            Laboratories; Director, First National Bank of Boston; Director, Apollo Computer,
serving:         Inc.
January 1999

PETER E.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                $66,437.44         $180,000
MADDEN
Birth Date:      OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942             PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court;
One Royal        President, State Street Bank and Trust Company and State Street Corporation
Palm Way         (retired); Director, VISA USA and VISA International; Chairman and Director,
100 Royal        Massachusetts Bankers Association; Director, Depository Trust Corporation;
Palm Way         Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1991

CHARLES F.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;               $73,081.34         $198,000
MANSFIELD,       Management Consultant.
JR.
Birth Date:      PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,        Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail
1945             Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA
80 South         (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of
Road             Banking and Finance, Frank G. Zarb School of Business, Hofstra University;
Westhampton      Executive Vice President DVC Group, Inc. (marketing, communications and
Beach, NY        technology).
TRUSTEE
Began
serving:
January 1999

JOHN E.          PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                $88,584.43         $234,000
MURRAY, JR.,     Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.     Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,     OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932             construction, operations and technical services).
Chancellor,
Duquesne         PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University       University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,      University School of Law.
PA
TRUSTEE
Began
serving:
February
1995

THOMAS M.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;               $49,613.55          $45,000
O'NEILL          Managing Director and Partner, Navigator Management Company, L.P. (investment and
Birth Date:      strategic consulting).
June 14,
1951             OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers,
95 Standish      Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Street
P.O. Box         PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and
2779             Chief Investment Officer, Fleet Investment Advisors; President and Chief
Duxbury, MA      Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman,
TRUSTEE          Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam
Began            Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.
serving:
October 2006
MARJORIE P.      PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex.              $66,437.44         $180,000
SMUTS
Birth Date:      PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator;
June 21,         National Spokesperson, Aluminum Company of America; television producer;
1935             President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1988

JOHN S.          PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;              $66,437.44         $180,000
WALSH            President and Director, Heat Wagon, Inc. (manufacturer of construction temporary
Birth Date:      heaters); President and Director, Manufacturers Products, Inc. (distributor of
November 28,     portable construction heaters); President, Portable Heater Parts, a division of
1957             Manufacturers Products, Inc.
2604 William
Drive            PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999
JAMES F.         PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex; Prior        $66,437.44         $134,416
WILL             to June 2006, Vice Chancellor and President, Saint Vincent College.
Birth Date:
October 12,      OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
1938
721 E.           PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.;
McMurray         President and Chief Executive Officer, Cyclops Industries; President and Chief
Road             Operating Officer, Kaiser Steel Corporation.
McMurray PA
TRUSTEE
Began
serving:
April 2006

OFFICERS**

NAME
BIRTH DATE
POSITIONS
HELD WITH
TRUST       PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
DATE
SERVICE
BEGAN
JOHN W.     PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive
MCGONIGLE   Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26, PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director,
1938        Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
AND
SECRETARY
Began
serving:
October
1988

RICHARD A.  PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President,
NOVAK       Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services,
Birth Date: Inc. and Southpointe Distribution Services, Inc.
December
25, 1963    PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held
TREASURER   various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Began
serving:
January
2006

RICHARD B.  PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER      Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17,     PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
1923        President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.
VICE
PRESIDENT
Began
serving:
October
1988

BRIAN P.    PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President
BOUDA       and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda
Birth Date: joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
February
28, 1947
SENIOR VICE
PRESIDENT
AND CHIEF
COMPLIANCE
OFFICER
Began
serving:
August 2004

DEBORAH A.  PRINCIPAL OCCUPATIONS:  Deborah A. Cunningham has been the Prime Fund's portfolio manager since July 1991, the Prime
CUNNINGHAM  Cash Fund's portfolio manager since November 1996, the Prime Management Fund's portfolio manager since April 2003 and
Birth Date: the Prime Value Fund's portfolio manager since November 1996. . She was named Chief Investment Officer of money market
September   products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of
15, 1959    the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from
CHIEF       Robert Morris College.
INVESTMENT
OFFICER
Began
serving:
May 2004

MARY JO     PRINCIPAL OCCUPATIONS:  Mary Jo Ochson has been the Municipal Fund's portfolio manager since November 1996 and the Tax
OCHSON      Free Fund's portfolio manager since December 1989.  She was named Chief Investment Officer of tax-exempt fixed-income
Birth Date: products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of
September   the Fund's Adviser since 1996.  Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the
12, 1953    University of Pittsburgh.
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

SUSAN R.    PRINCIPAL OCCUPATIONS: Susan R. Hill has been the Government Fund's Portfolio Manager since July 1993, the Government
HILL        Tax Managed Fund's portfolio manager since May 1995 and the Treasury Fund's protfolio manage since July 1993.  She is
Birth Date: Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a
June 20,    Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served
1963        as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from
VICE        1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from
PRESIDENT   Carnegie Mellon University.
Began
serving:
May 2004

JEFF A.     PRINCIPAL OCCUPATIONS: Jeff A. Kozemchak is Vice President of the Trust.  Mr. Kozemchak joined Federated in 1987 and has
KOZEMCHAK   been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a
Birth Date: Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998.  Mr. Kozemchak is a Chartered
January 15, Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
1960
VICE
PRESIDENT
Began
serving:
May 2004

PAIGE M.    PRINCIPAL OCCUPATIONS: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has
WILHELM     been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager.  She is
Birth Date: responsible for portfolio management and research in the fixed-income area concentrating on taxable money market
May 28,     instruments.  Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor;
1962        Performance Analyst, Federated Investment Counseling.  Ms. Wilhelm is a member of the CFA Society of Pittsburgh and
VICE        received her B.S. from Indiana University and her M.B.A. from Duquesne University.
PRESIDENT
Began
serving:
August 2006

**Officers do not receive any compensation from the Funds.

In addition, the Funds have appointed an Anti-Money Laundering Compliance
Officer.

COMMITTEES OF THE BOARD

                                                                                                                           MEETINGS
BOARD          COMMITTEE                                                                                                   HELD
COMMITTEE      MEMBERS          COMMITTEE FUNCTIONS                                                                        DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR

EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may exercise      Three
               Donahue          all the powers of the full Board in the management and direction of the business and
               John E.          conduct of the affairs of the Trust in such manner as the Executive Committee shall
               Murray, Jr.,     deem to be in the best interests of the Trust.  However, the Executive Committee
               J.D., S.J.D.     cannot elect or remove Board members, increase or decrease the number of Trustees,
               John S.          elect or remove any Officer, declare dividends, issue shares or recommend to
               Walsh            shareholders any action requiring shareholder approval.

AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial            Seven
               Bigley           reporting process of the Fund, the Fund`s internal control over financial reporting,
               John T.          and the quality, integrity and independent audit of the Fund`s financial statements.
               Conroy, Jr.      The Committee also oversees or assists the Board with the oversight of compliance with
               Nicholas P.      legal requirements relating to those matters, approves the engagement and reviews the
               Constantakis     qualifications, independence and performance of the Fund`s independent registered
               Charles F.       public accounting firm, acts as a liaison between the independent registered public
               Mansfield,       accounting firm and the Board and reviews the Fund`s internal audit function.
               Jr.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees, selects       One
               Bigley           and nominates persons for election to the Fund`s Board when vacancies occur. The
               John T.          Committee will consider candidates recommended by shareholders, Independent Trustees,
               Conroy, Jr.      officers or employees of any of the Fund`s agents or service providers and counsel to
               Nicholas P.      the Fund. Any shareholder who desires to have an individual considered for nomination
               Constantakis     by the Committee must submit a recommendation in writing to the Secretary of the Fund,
               John F.          at the Fund's address appearing on the back cover of this Statement of Additional
               Cunningham       Information. The recommendation should include the name and address of both the
               Peter E.         shareholder and the candidate and detailed information concerning the candidate's
               Madden           qualifications and experience. In identifying and evaluating candidates for
               Charles F.       consideration, the Committee shall consider such factors as it deems appropriate.
               Mansfield,       Those factors will ordinarily include:  integrity, intelligence, collegiality,
               Jr.              judgment, diversity, skill, business and other experience, qualification as an
               John E.          "Independent Trustee," the existence of material relationships which may create the
               Murray, Jr.      appearance of a lack of independence, financial or accounting knowledge and
               Thomas M.        experience, and dedication and willingness to devote the time and attention necessary
               O'Neill          to fulfill Board responsibilities.
               Marjorie P.
               Smuts
               John S.
               Walsh
               James F.
               Will

                                       6

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2006

INTERESTED                       DOLLAR RANGE OF   DOLLAR RANGE DOLLAR RANGE OF   DOLLAR RANGE      DOLLAR              DOLLAR RANGE
BOARD MEMBER NAME                SHARES OWNED IN             OF SHARES OWNED IN             OF       RANGE                 OF SHARES
                                 GOVERNMENT FUND   SHARES OWNED  MUNICIPAL FUND   SHARES OWNED   OF SHARES OWNED IN PRIME MANAGEMENT
                                                             IN                  IN PRIME FUND       OWNED                      FUND
                                                     GOVERNMENT                                   IN PRIME
                                                           TAX-                                  CASH FUND
                                                   MANAGED FUND

John F. Donahue                             None           None            None           None        None                      None
J. Christopher Donahue                      None           None            None           None        None                      None
Lawrence D. Ellis, M.D.                     None           None            None           None        None                      None

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                            None           None            None           None        None                      None
John T. Conroy, Jr.                         None           None            None           None        None                      None
Nicholas P. Constantakis                    None           None            None  $1.00-$10,000        None                      None
John F. Cunningham                          None           None            None           None        None                      None
Peter E. Madden                             None           None            None           None        None                      None
Charles F. Mansfield, Jr.                   None           None            None           None        None                      None
John E. Murray, Jr., J.D.,                  None           None            None           None        None                      None
S.J.D.
Marjorie P. Smuts                           None           None            None           None        None                      None
John S. Walsh                               None           None   Over $100,000           None        None                      None
James F. Will                               None           None            None           None        None                      None

INTERESTED                            DOLLAR RANGE OF  DOLLAR RANGE OF  DOLLAR RANGE OF AGGREGATE DOLLAR RANGE
BOARD MEMBER NAME                        SHARES OWNED     SHARES OWNED     SHARES OWNED     OF SHARES OWNED IN
                                  IN PRIME VALUE FUND IN TAX-FREE FUND IN TREASURY FUND    FEDERATED FAMILY OF
                                                                                          INVESTMENT COMPANIES

John F. Donahue                                  None             None             None          Over $100,000
J. Christopher Donahue                  Over $100,000             None             None          Over $100,000
Lawrence D. Ellis, M.D.                          None             None             None          Over $100,000

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                                 None             None             None          Over $100,000
John T. Conroy, Jr.                              None             None             None          Over $100,000
Nicholas P. Constantakis                         None             None             None          Over $100,000
John F. Cunningham                               None             None             None          Over $100,000
Peter E. Madden                                  None    Over $100,000             None          Over $100,000
Charles F. Mansfield, Jr.                        None             None             None          Over $100,000
John E. Murray, Jr., J.D., S.J.D.                None             None             None          Over $100,000
Marjorie P. Smuts                                None             None             None          Over $100,000
John S. Walsh                                    None             None             None          Over $100,000
James F. Will                                    None             None             None                   None


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Funds.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds.

OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING
As required by SEC rules, the Funds, the Adviser, and the Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that a Fund could buy, as well as Shares of the Funds, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Funds' portfolios. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICIES
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

                                       7

PROXY VOTING PROCEDURES
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions. The Proxy Committee directs ISS by means of Proxy Voting
Guidelines, and ISS may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines). However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS. The Adviser's proxy voting procedures generally permit the Proxy
Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

CONFLICTS OF INTEREST
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of a
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Funds' Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If a Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

PROXY VOTING REPORT

A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available from Federated's website at
FederatedInvestors.com.  To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under
"Related Information", then select the appropriate link opposite the name of the
Fund; or select the name of the Fund and, from the Fund's page, click on the
"Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.



PORTFOLIO HOLDINGS INFORMATION
Information concerning each Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten credit/obligor exposures, effective average maturity of the Fund's portfolio and/or percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link.

You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under
"Related Information" and selecting the link to the appropriate PDF.  Complete listings of a Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within
70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Funds and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning a Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies and for the Prime Fund to commodities exchange clearing corporations in connection with qualifying the Fund's Shares for use as margin collateral. Traders or portfolio managers may provide
"interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the
Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Funds. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by a Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.
Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.



BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds'
Board.

Investment decisions for each Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser.  When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among each Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.

                                       8

On July 31, 2007 the Prime Management Fund owned securities of the following regular broker/dealers: Barclays Bank $135,000,000; Bear Stearns $107,000,000;
BNP Paribas $62,000,000; Citigroup $224,927,222; Credit Suisse $190,000,000;
Goldman Sachs $175,000,288; Greenwich Capital Markets $100,000,000; J.P. Morgan
Chase $25,000,000; Merrill Lynch $97,000,000 and RBC Capital Markets
$100,000,000.

On July 31, 2007 the Prime Fund owned securities of the following regular broker/dealers: Barclays Bank $510,500,000; Citigroup $1,044,000,000; Deutche
Bank $1,129,000,000; Fortis $415,000,000; Goldman Sachs $793,000,000; J.P.
Morgan Chase $185,000,000; Merrill Lynch $415,000,000; Morgan Stanley
$978,8000,000; Societe Generale $920,000,000 and UBS $115,000,000

On July 31, 2007 the Prime Value Fund owned securities of the following regular broker/dealers: Barclays Bank $372,500,000; BNP Paribas $68,000,000; Citigroup
$711,880,453; Credit Suisse $716,500,000; Fortis Bank $280,000,000; Goldman
Sachs 306,000,403; Greenwich Capital Markets $274,000,000; J.P. Morgan Chase
$115,500,000 and Morgan Stanley $610,000,000.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the
Funds and most of the other Federated funds:

 MAXIMUM                AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE     NET ASSETS OF THE FEDERATED FUNDS
 0.150 of 1%            on the first $5 billion
 0.125 of 1%            on the next $5 billion
 0.100 of 1%            on the next $10 billion
 0.075 of 1%            on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse a Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-
pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by the Prime
Fund, Prime Cash Fund, Prime Management Fund and Prime Value Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Funds' registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, KPMG LLP, conducts its audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds' financial statements and financial highlights are free of material misstatement.

On August 18, 2006, the Fund's Board, upon recommendation of the Audit
Committee, appointed KPMG LLP as the Fund's independent registered public
accounting firm for the fiscal year ending July 31, 2007.   On the same date,
the Fund's former auditor, Deloitte & Touche LLP, resigned.  See the Fund's
Annual Report for further information regarding the change in independent registered public accounting firm.

                                       9


FEES PAID BY THE FUNDS FOR SERVICES

                         ADVISORY FEE, ADVISORY FEE REDUCTION AND               ADMINISTRATIVE FEE              SHAREHOLDER
                                ADVISORY FEE REIMBURSEMENT                                                     SERVICES FEE

FOR THE YEAR ENDED             2007            2006           20051           2007        2006       20051                 2007
JULY 31
Government Fund         $24,180,835     $19,209,033     $16,573,610     $9,212,898  $7,318,642  $6,314,545                   $0
                         10,310,349       8,189,143       7,076,298
Government Tax-Managed    7,671,779       6,657,578       5,743,248      2,922,948   2,536,538   2,188,177            3,222,689
Fund
                          3,340,738       2,940,111       2,553,990
Municipal Fund           12,192,870      10,060,761       7,081,133      4,645,483   3,833,150   2,697,912            1,799,148
                          6,746,239       5,812,657       4,202,092
Prime Fund               44,202,351      43,223,840      37,734,011     16,841,096  16,468,283  14,376,658                    0
                         17,921,315      17,467,455      15,483,159
Prime Cash Fund          17,204,317      18,572,277      17,047,130      6,554,845   7,076,038   6,494,957            3,851,849
                          9,092,501       9,636,338       8,864,732
Prime Management Fund     8,045,137       7,047,225       2,996,863      3,065,197   2,684,993   1,114,805            4,894,255
                          5,712,987       5,340,791       2,996,863
Prime Value Fund         24,448,837      21,797,830      17,617,502      9,691,118   8,304,973   6,712,268            3,248,904
                         13,957,682      12,433,605      10,106,366
                                                            199,769
Tax-Free Fund            18,005,316      19,200,527      21,534,257      6,860,025   7,315,401   8,204,552            5,947,881
                          7,467,974       7,925,939       9,046,120
                                            156,047         401,990
Treasury Fund            28,617,753      26,078,224      24,403,871     10,903,363   9,935,804                                0
                         11,545,875      10,708,341       9,959,827

                              ACCOUNT ADMINISTRATIVE FEE
 FOR THE YEAR ENDED JULY 31         2007     2006  20051
 Government Fund                       0  $25,154     $0
 Government Tax-Managed Fund   1,884,314   30,232      0
 Municipal Fund                  128,257   15,512      0
 Prime Fund                            0   42,355      0
 Prime Cash Fund                 334,075   31,220      0
 Prime Management Fund             9,630        0      0
 Prime Value Fund                 82,152      147      0
 Tax-Free Fund                   457,009    5,118      0
 Treasury Fund                 1,489,318   55,780      0
1 For Prime Management Fund, for the period from January 18, 2005 (date of initial public investment) to July 31, 2006.
Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.



HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

                                       10

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year or Start of
Performance periods ended July 31, 2007.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended July 31, 2007.

                      7-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS
 GOVERNMENT FUND:
 Total Return         NA               4.99%      2.52%       3.55%
 Yield                4.91%            NA         NA          NA
 Effective Yield      5.03%            NA         NA          NA

                                 7-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS

GOVERNMENT TAX-MANAGED FUND:
Total Return                     NA               4.92%      2.47%       3.51%
Yield                            4.81%            NA         NA          NA
Effective Yield                  4.93%            NA         NA          NA

                          7-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS
 MUNICIPAL FUND:
 Total Return             NA               3.31%      1.86%       2.46%
 Yield                    3.26%            NA         NA          NA
 Effective Yield          3.31%            NA         NA          NA
 Tax-Equivalent Yield     5.02%            NA         NA          NA

                     7-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS
 PRIME FUND:
 Total Return        NA               5.04%      2.57%       3.62%
 Yield               4.96%            NA         NA          NA
 Effective Yield     5.08%            NA         NA          NA

                      7-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS
 PRIME CASH FUND:
 Total Return         NA               5.07%      2.59%       3.64%
 Yield                4.98%            NA         NA          NA
 Effective Yield      5.11%            NA         NA          NA

                            7-DAY PERIOD     1 YEAR START OF
                                                    PERFORMANCE ON
                                                    JANUARY 18, 2005
 PRIME MANAGEMENT FUND:
 Total Return               NA               5.09%  4.19%
 Yield                      5.00%            NA     NA
 Effective Yield            5.12%            NA     NA

                       7-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS
 PRIME VALUE FUND:
 Total Return          NA               5.09%      2.63%       3.68%
 Yield                 5.44%            NA         NA          NA
 Effective Yield       5.00%            NA         NA          NA

                                       11

                          7-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS
 TAX FREE FUND:
 Total Return             NA               3.24%      1.77%       2.32%
 Yield                    3.20%            NA         NA          NA
 Effective Yield          3.25%            NA         NA          NA
 Tax-Equivalent Yield     4.72%            NA         NA          NA

                     7-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS
 TREASURY FUND:
 Total Return        NA               4.91%      2.45%       3.45%
 Yield               4.81%            NA         NA          NA
 Effective Yield     4.93%            NA         NA          NA


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result. The tax-equivalent yield of
Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TAX EQUIVALENCY TABLE
With regard to the Municipal Fund and the Tax-Free Fund, set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Municipal Fund and the Tax-
Free Fund. The interest earned by the tax-exempt securities owned by the
Municipal Fund and the Tax-Free Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Municipal Fund's and the Tax-Free Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                                       12

TAX EQUIVALENCY TABLE

                 TAXABLE YIELD EQUIVALENT FOR 2007 MULTISTATE MUNICIPAL FUND

TAX BRACKET:
FEDERAL                  10.00%      15.00%      25.00%       28.00%       33.00%       35.00%
Joint Return:                $0 -   $15,651 -   $63,701 -   $128,501 -   $195,851 -       Over
                         15,650      63,700     128,500      195,850      349,700     $349,700
Single Return:               $0 -    $7,826 -   $31,851 -    $77,101 -   $160,851 -       Over
                          7,825      31,850      77,100      160,850      349,700     $349,700
TAX-EXEMPT YIELD                             TAXABLE YIELD EQUIVALENT
0.50%                    0.56%       0.59%        0.67%        0.69%        0.75%        0.77%
1.00%                    1.11%       1.18%        1.33%        1.39%        1.49%        1.54%
1.50%                    1.67%       1.76%        2.00%        2.08%        2.24%        2.31%
2.00%                    2.22%       2.35%        2.67%        2.78%        2.99%        3.08%
2.50%                    2.78%       2.94%        3.33%        3.47%        3.73%        3.85%
3.00%                    3.33%       3.53%        4.00%        4.17%        4.48%        4.62%
3.50%                    3.89%       4.12%        4.67%        4.86%        5.22%        5.38%
4.00%                    4.44%       4.71%        5.33%        5.56%        5.97%        6.15%
4.50%                    5.00%       5.29%        6.00%        6.25%        6.72%        6.92%
5.00%                    5.56%       5.88%        6.67%        6.94%        7.46%        7.69%
5.50%                    6.11%       6.47%        7.33%        7.64%        8.21%        8.46%
6.00%                    6.67%       7.06%        8.00%        8.33%        8.96%        9.23%
6.50%                    7.22%       7.65%        8.67%        9.03%        9.70%       10.00%
7.00%                    7.78%       8.24%        9.33%        9.72%       10.45%       10.77%
7.50%                    8.33%       8.82%       10.00%       10.42%       11.19%       11.54%
8.00%                    8.89%       9.41%       10.67%       11.11%       11.94%       12.31%
8.50%                    9.44%      10.00%       11.33%       11.81%       12.69%       13.08%
9.00%                   10.00%      10.59%       12.00%       12.50%       13.43%       13.85%
9.50%                   10.56%      11.18%       12.67%       13.19%       14.18%       14.62%
10.00%                  11.11%      11.76%       13.33%       13.89%       14.93%       15.38%
10.50%                  11.67%      12.35%       14.00%       14.58%       15.67%       16.15%
11.00%                  12.22%      12.94%       14.67%       15.28%       16.42%       16.92%

NOTE:  THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING
THE TAXABLE YIELD EQUIVALENT.



WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

EQUITIES
As  of  December  31,  2006,  Federated  managed   48   equity   funds  totaling
approximately  $28.7  billion  in  assets  across growth, value, equity  income, international, index and sector allocation styles.

TAXABLE FIXED-INCOME
As  of December 31, 2006, Federated managed 35  taxable  bond  funds  including:
high-yield,  multi-sector,  mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $15.2 billion.

TAX FREE FIXED-INCOME
As  of  December  31, 2006, Federated  managed  14  municipal  bond  funds  with approximately $2.9  billion  in  assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

MONEY MARKET FUNDS
As of December 31, 2006, Federated  managed  $155.2  billion in assets across 51 money market funds, including 17 government, 11 prime,  22 municipal and 1 euro-
denominated  with  assets  approximating  $63.5  billion, $64.0  billion,  $27.6 billion and $82.9 million.

The  Chief  Investment  Officers  responsible  for  oversight   of  the  various
investment  sectors  within  Federated  are:  Stephen  F. Auth, CFA, for  Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA,
for  Tax  Free Fixed-Income; and Deborah A. Cunningham, CFA,  for  Money  Market
Funds.



FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended July 31, 2007 are incorporated herein by reference to the Annual Report to Shareholders of the
Funds dated July 31, 2007.


INVESTMENT RATINGS

INVESTMENT RATINGS FOR PRIME FUND, PRIME CASH FUND, PRIME MANAGEMENT FUND AND
PRIME VALUE FUND

STANDARD & POOR'S (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols
(i.e., SP-1+/A-1+).

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S&P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S INVESTORS SERVICE (MOODY'S) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)
RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S  LONG-TERM DEBT RATINGS
AAA-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.

R-1 (HIGH) Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

R-1 (MIDDLE) Short-term debt rated "R-1 (middle)" is of SUPERIOR CREDIT QUALITY and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the
"R-1 (high)" category (which few companies are able to achieve), entities rated
"R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (LOW) Short-term debt rated "R-1 (low)" is of SATISFACTORY CREDIT QUALITY.
The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (HIGH), R-2 (MIDDLE), R-2 (LOW) Short-term debt rated "R-2" is of ADEQUATE
CREDIT QUALITY and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance.
Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated
AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated
AA are also considered to be strong credits which typically exemplify above-
average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of SATISFACTORY CREDIT QUALITY. Protection of interest and principal is still substantial, but the degree of strength is less than with
AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

"HIGH" OR "LOW" grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that
"high" and "low" grades are not used for the AAA category.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
These ratings are assigned to debt and preferred stock issues.

AAA-EXCEPTIONAL.  Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

AA-VERY STRONG.  Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

A-STRONG.  Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

BBB-ADEQUATE.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category.  A company's Long-Term Credit Rating also may be assigned an Under Review modifier
("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an ("i") denote indicative ratings.  Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ -STRONGEST.  Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 -OUTSTANDING.  Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 -SATISFACTORY.  Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 -ADEQUATE.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months.  Public Data Ratings are not assigned an Outlook.  Ratings Outlooks are as follows:

POSITIVE-Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

NEGATIVE-Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

STABLE-Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

INVESTMENT RATINGS FOR MUNICIPAL FUND AND TAX-FREE FUND

STANDARD & POOR'S (S & P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating)
addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics.
Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-
term and the short-term ratings are provided below.)

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A short-term obligation rated 'A-1' is rated in the highest category by
S&P.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S & P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in a small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S INVESTORS SERVICE (MOODY'S) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)
RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S LONG-TERM DEBT RATINGS
AAA-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

                                       13

ADDRESSES

MONEY MARKET OBLIGATIONS TRUST

Government Obligations Fund
Government Obligations Tax-Managed Fund
Municipal Obligations Fund
Prime Obligations Fund
Prime Cash Obligations Fund
Prime Management Obligations Fund
Prime Value Obligations Fund
Tax-Free Obligations Fund
Treasury Obligations Fund

INSTITUTIONAL SERVICE SHARES
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
99 High Street
Boston, MA 02110

                                       14

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
N/A

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

LEGAL COUNSEL
Dickstein Shapiro LLP

Reed Smith LLP

SERVICE PROVIDERS
Bloomberg

Factset

Institutional Shareholder Services, Inc.

SECURITY PRICING SERVICES
Rueters

Standard and Poor's

FT Interactive Data

Bear Sterns

RATINGS AGENCIES
Fitch IBCA

Moody's Investor Service

Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.

Lipper

Morningstar

NASDAQ

Value Line

Wiesenberger/Thomson Financial

OTHER
Investment Company Institute

Endnotes

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FEDERATEDINVESTORS.COM
or call 1-800-341-7400.

Federated Securities Corp., Distributor

G02705-04 (9/07)

Federated is a registered mark
of Federated Investors, Inc.
2006 {copyright}Federated Investors, Inc.

MONEY MARKET OBLIGATIONS TRUST

STATEMENT OF ADDITIONAL INFORMATION

September 30, 2007

Government Obligations Fund (Government Fund)
Prime Obligations Fund (Prime Fund)
Treasury Obligations Fund (Treasury Fund)

TRUST SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Trust Shares of the Funds, dated
September 30, 2007. This SAI incorporates by reference the Funds' Annual Report.
Obtain the prospectus or the Annual Report without charge by calling 1-800-341-
7400.

                                         CONTENTS
                                         How are the Funds Organized?...........
                                         Securities in Which the Funds Invest...
                                         What Do Shares Cost?...................
                                         How are the Funds Sold?................
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Funds?.............................
                                         How Do the Funds Measure Performance?..
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Investment Ratings for the Prime Fund..
                                         Addresses..............................
                                         Appendix...............................
Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FEDERATEDINVESTORS.COM
or call 1-800-341-7400.
Federated Securities Corp., Distributor

28148 (9/07)

Federated is a registered mark
of Federated Investors, Inc.
2007 {copyright}Federated Investors, Inc.

                                -0-

HOW ARE THE FUNDS ORGANIZED?

Each Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Government Fund, Prime Fund and Treasury Fund were organized as portfolios of the Trust on December 11, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (Board) has established four classes of shares of the
Funds, known as Institutional Shares, Institutional Service Shares,
Institutional Capital Shares and Trust Shares (Shares). The Prime Fund offers three share classes known as: Institutional Shares, Institutional Service Shares and Trust Shares. The Government Fund and the Treasury Fund offer four Share classes: Institutional Shares, Institutional Service Shares, Institutional
Capital Shares, and Trust Shares. This SAI relates to Trust Shares. The Funds'
investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUNDS INVEST

The principal securities in which the Funds may invest are described in the
Funds' prospectus. In pursuing its investment strategy, a Fund also may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

GOVERNMENT FUND, PRIME FUND AND TREASURY FUND

ZERO COUPON SECURITIES
Certain fixed-income securities of the types in which a Fund may invest may be zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.


CALLABLE SECURITIES
Certain fixed-income securities of the types in which a Fund may invest may be callable at the option of the issuer. Certain callable securities invested in by a Fund also may be called by parties other than the issuer. Callable securities are subject to call risks.


SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its
Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

The Government Fund will purchase and sell securities through regular way settlement, so that delivery of the security from the seller to the buyer will occur within the time frame that the securities industry has established for that type of security.

SECURITIES LENDING
A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay a
Fund the equivalent of any dividends or interest received on the loaned securities. A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for a Fund. However, a Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  A
Fund will not have the right to vote on securities while they are on loan.
However, a Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the
Adviser. There can be no assurance that a Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.  A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

The Prime Fund has no present intention to engage in securities lending.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Funds and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Funds' Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. A Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-
term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan
Rate.

ASSET SEGREGATION
In order to secure its obligations in connection with special transactions, a
Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction.  This may cause a Fund to miss favorable trading opportunities or to realize losses on special transactions.

PRIME FUND

TREASURY SECURITIES
The Prime Fund also may invest in U.S. Treasury securities, which are described in the prospectus.

BANK INSTRUMENTS
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.
Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

A Fund will not invest in instruments of domestic and foreign banks and savings and loans unless they have capital, surplus, and undivided profits over
$100,000,000, or if the principal amount of the instrument is insured by the
Bank Insurance Fund or the Savings Association Insurance Fund which are administered by the Federal Deposit Insurance Corporation. These instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of Deposit, and
Euro-dollar Time Deposits.

For purposes of applying the Fund's concentration limitation, bank instruments also include fixed income securities credit enhanced by a bank.

CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds.  Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security.  If a default occurs, these assets may be sold and the proceeds paid to security's holders.  Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Prime Fund may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and/or managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional fees and/or expenses. The Funds may invest in money market securities directly.


GOVERNMENT FUND AND PRIME FUND
REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

MORTGAGE BACKED SECURITIES
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass-
through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

INVESTMENT RATINGS -PRIME FUND

An NRSRO's highest rating category is determined without regard for sub-
categories and gradations. For example, securities rated A-1+ or A-1 by S&P,
Prime-1 by Moody's, F-1+ or F-1 by Fitch or R-1 (high), R-1 (middle) or R-1
(low) by Dominion Bond Rating Service ("DBRS") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than NRSRO service can be treated as being in the highest short-term rating category. See "Regulatory
Compliance.""

INVESTMENT RISKS
There are many factors which may affect an investment in the Funds. The Funds'
principal risks are described in the prospectus. Additional risk factors are outlined below:

GOVERNMENT FUND, PRIME FUND AND TREASURY FUND
CALL RISKS
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


GOVERNMENT FUND AND PRIME FUND
PREPAYMENT RISKS
Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal.
Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

LEVERAGE RISKS
Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


ALL FUNDS
CREDIT RISKS
Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or index with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

RISKS ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS
Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser.  Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Funds with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Funds on their portfolio transactions, and/or the Funds' ability to obtain or dispose of portfolio securities.  Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and Investment Allocation."


FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICIES

FUND                OBJECTIVE

Government Fund     To provide current income consistent with stability of principal
Prime Fund          To provide current income consistent with stability of principal
Treasury Fund       To provide current income consistent with stability of principal

The above investment objectives and policies may not be changed by the Funds'
Board without shareholder approval.

INVESTMENT LIMITATIONS

DIVERSIFICATION
With respect to securities comprising 75% of the value of its total assets, a
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or a Fund would own more than 10% of the outstanding voting securities of that issuer.

BORROWING MONEY AND ISSUING SENIOR SECURITIES
A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

INVESTING IN REAL ESTATE
A Fund may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES
A Fund may not purchase or sell physical commodities, provided that a Fund may purchase securities of companies that deal in commodities.

UNDERWRITING
A Fund may not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING
A Fund may not make loans, provided that this restriction does not prevent a
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION
A Fund (with the exception of the Prime Fund) will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The Prime Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Prime Fund may invest 25% or more of the value of its total assets in the commercial paper issued by finance companies. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD
WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL
CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PLEDGING ASSETS
A Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

PURCHASES ON MARGIN
A Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

ILLIQUID SECURITIES
A Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

RESTRICTED SECURITIES
The Prime Fund may invest in securities subject to restriction on resale under the federal securities laws.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the diversification limitation, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

For purposes of the commodities restriction, investments in transactions involving futures contracts and options forward currency contracts, swap transactions and other financial contracts that settle by payment in cash are deemed not to be investments in commodities.

For purposes of the concentration limitation, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, a Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

REGULATORY COMPLIANCE
A Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, a Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. A Fund will determine the effective maturity of its investments according to the Rule. A Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of a
Fund computed by dividing the annualized daily income on a Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Funds, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell
Shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan.  The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Funds in a number of ways. For example, it is anticipated that the Plan will help the Funds attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the Funds, which promotes the sale of Shares by providing a range of options to investors. The Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

A Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While Financial Industry
Regulatory Authority (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Funds and/or other
Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the
Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.


SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the FINRA.

SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of each Funds' outstanding Trust Shares

Government Fund (Trust Shares): UMB Bank NA, Kansas City, MO, owned approximately 47,272,154 Shares (16.85%); BT United States LLC, New York, NY,
owned approximately 26,017,777 Shares (9.27%); UNATCO, Joliet, IL, owned approximately 45,390,670 Shares (16.18%); Laba & Co., Chicago, IL, owned approximately 30,992,667 Shares (11.05%); and Dundee Holdings, Inc., Farmington,
Ct,  owned approximately 25,346,068 Shares (9.16%).

Prime  Fund (Trust Shares): Emprise Bank, Wichita, KS, owned approximately
59,675,908 Shares (16.74%); Guar Trust & Co., Chicago, IL, owned approximately
20,596,981 Shares (5.77%); Banco Popular de Puerto Rico, San Juan, PR, owned approximately 18,998,047 Shares (5.32%); UMB Bank NA, Kansas City, MO, owned approximately 42,964,187 Shares (12.05%); Community Bank NA, Canton, NY, owned approximately 85,315,693 Shares (23.93%);and Citgo Petroleum Corp., Houston TX,
owned approximately 45,668,942 Shares (12.81%).

Treasury Fund (Trust Shares): Laba & Co., Chicago, IL, owned approximately
932,561,503 Shares (67.24%); UMB Bank NA, Kansas City, MO, owned approximately
96,526,217 Shares (6.96%); Whitcust & Co., New Orleans, LA, owned approximately
141,282,860 Shares (10.18%); and North Fork Bank, Mattituck, NY, owned approximately 71,801,199 Shares (5.17%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Laba & Co., is organized in the State of Delaware and is a subsidiary of LaSalle
Bank Corporation, organized in the State of Delaware.


TAX INFORMATION

FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

The Prime Fund is entitled to a loss-carry forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS (PRIME FUND ONLY)
If the Fund purchases foreign securities, its investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?


BOARD OF TRUSTEES
The  Board  is  responsible  for  managing  the Trust's business affairs and for exercising all the Trust's powers except those  reserved  for  the shareholders.
The  following  tables give information about each Board member and  the  senior officers of the Funds.  Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e.,  "Independent"  Board members). Unless otherwise noted, the address of each person listed is Federated  Investors  Tower,  1001  Liberty
Avenue,  Pittsburgh,  PA.   As  of  December  31,  2006,  the Trust comprised 40
portfolios, and the Federated Fund Complex consisted of 45  investment companies
(comprising  148  portfolios). Unless otherwise noted, each Officer  is  elected annually. Unless otherwise  noted,  each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 5, 2007, the Funds' Board and Officers as a group owned less than 1% of each Class of each Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS HELD      PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                               FROM       FROM TRUST
WITH TRUST          OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                 FUNDS{dagger}              AND
DATE SERVICE                                                                                           (PAST FISCAL        FEDERATED
BEGAN                                                                                                         YEAR)     FUND COMPLEX
                                                                                                                               (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
JOHN F.             PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                    $0               $0
DONAHUE*            Chairman and Director, Federated Investors, Inc.; Chairman of the Federated
Birth Date:         Fund Complex's Executive Committee.
July 28, 1924
TRUSTEE             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee,
Began serving:      Federated Investment Management Company and Chairman and Director, Federated
October 1988        Investment Counseling.

J. CHRISTOPHER      PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the                      $0               $0
DONAHUE*            Federated Fund Complex; Director or Trustee of some of the Funds in the
Birth Date:         Federated Fund Complex; President, Chief Executive Officer and Director,
April 11, 1949      Federated Investors, Inc.; Chairman and Trustee, Federated Investment
PRESIDENT AND       Management Company; Trustee, Federated Investment Counseling; Chairman and
TRUSTEE             Director, Federated Global Investment Management Corp.; Chairman, Federated
Began serving:      Equity Management Company of Pennsylvania and Passport Research, Ltd.
April 1989          (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder
                    Services Company; Director, Federated Services Company.

                    PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                    Chief Executive Officer, Federated Investment Management Company, Federated
                    Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.         PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;             $8,227.20         $180,000
ELLIS, M.D.*        Professor of Medicine, University of Pittsburgh; Medical Director, University
Birth Date:         of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and
October 11,         Internist, University of Pittsburgh Medical Center.
1932
3471 Fifth          OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia
Avenue              Society of America.
Suite 1111
Pittsburgh, PA      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University
TRUSTEE             of Pittsburgh Medical Center.
Began serving:
October 1988

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Funds' principal underwriter, Federated Securities Corp.
{dagger}The compensation shown is for the Funds discussed in this SAI. These
Funds are only a portion of the Funds contained in the Trust.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS         PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                                 FROM       FROM TRUST
HELD WITH         OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                   FUNDS{dagger}              AND
TRUST                                                                                                  (PAST FISCAL        FEDERATED
DATE SERVICE                                                                                                   YEAR     FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
THOMAS G.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                $9,049.90         $198,000
BIGLEY
Birth Date:       OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,       Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old Timber     PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
November 1994

JOHN T.           PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;               $9,049.90         $198,000
CONROY, JR.       Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:       private real estate ventures in Southwest Florida.
June 23, 1937
Investment        PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Properties        President, John R. Wood and Associates, Inc., Realtors; President, Naples
Corporation       Property Management, Inc. and Northgate Village Development Corporation.
3838 North
Tamiami Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1991

NICHOLAS P.       PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                $9,049.90         $198,000
CONSTANTAKIS
Birth Date:       OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,      Baker Corporation (engineering and energy services worldwide).
1939
175 Woodshire     PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1999

JOHN F.           PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                $8,227.20         $180,000
CUNNINGHAM        Director, QSGI, Inc. (technology services company).
Birth Date:
March 5, 1943     OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
353 El Brillo     Cunningham & Co., Inc. (strategic business consulting); Trustee Associate,
Way               Boston College.
Palm Beach,
FL                PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
TRUSTEE           (computer storage systems); Chairman of the Board and Chief Executive Officer,
Began             Computer Consoles, Inc.; President and Chief Operating Officer, Wang
serving:          Laboratories; Director, First National Bank of Boston; Director, Apollo
January 1999      Computer, Inc.

PETER E.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                $8,227.20         $180,000
MADDEN
Birth Date:       OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942              PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General
One Royal         Court; President, State Street Bank and Trust Company and State Street
Palm Way          Corporation (retired); Director, VISA USA and VISA International; Chairman and
100 Royal         Director, Massachusetts Bankers Association; Director, Depository Trust
Palm Way          Corporation; Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1991

CHARLES F.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;               $9,049.90         $198,000
MANSFIELD,        Management Consultant.
JR.
Birth Date:       PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,         Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of
1945              Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank
80 South Road     USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant
Westhampton       Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra
Beach, NY         University; Executive Vice President DVC Group, Inc. (marketing, communications
TRUSTEE           and technology).
Began
serving:
January 1999

JOHN E.           PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of               $10,969.68         $234,000
MURRAY, JR.,      Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.      Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,      OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932              construction, operations and technical services).
Chancellor,
Duquesne          PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University        University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,       University School of Law.
PA
CHAIRMAN AND
TRUSTEE
Began
serving:
February 1995

THOMAS M.         PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;               $6,303.07          $45,000
O'NEILL           Managing Director and Partner, Navigator Management Company, L.P. (investment
Birth Date:       and strategic consulting).
June 14, 1951
95 Standish       OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of
Street            Overseers, Children's Hospital of Boston; Visiting Committee on Athletics,
P.O. Box 2779     Harvard College.
Duxbury, MA
Trustee           PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director
Began             and Chief Investment Officer, Fleet Investment Advisors; President and Chief
serving:          Executive Officer, Aeltus Investment Management, Inc.; General Partner,
October 2006      Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The
                  Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet
                  Bank.
MARJORIE P.       PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex.              $8,227.20         $180,000
SMUTS
Birth Date:       PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference
June 21, 1935     Coordinator;  National Spokesperson, Aluminum Company of America; television
4905 Bayard       producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1988

JOHN S. WALSH     PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;              $8,227.20         $180,000
Birth Date:       President and Director, Heat Wagon, Inc. (manufacturer of construction
November 28,      temporary heaters); President and Director, Manufacturers Products, Inc.
1957              (distributor of portable construction heaters); President, Portable Heater
2604 William      Parts, a division of Manufacturers Products, Inc.
Drive
Valparaiso,       PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
IN
TRUSTEE
Began
serving:
January 19991
JAMES F. WILL     PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;              $8,227.20         $134,416
Birth Date:       Prior to June 2006, Vice Chancellor and President, Saint Vincent College.
October 12,
1938              OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany
721 E.            Corporation.
McMurray Road
McMurray PA       PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco,
TRUSTEE           Inc.; President and Chief Executive Officer, Cyclops Industries; President and
Began             Chief Operating Officer, Kaiser Steel Corporation.
serving:
April 2006

{dagger}The compensation shown is for the Funds discussed in this SAI. These
Funds are only a portion of the Funds contained in the Trust.

OFFICERS**

NAME
BIRTH DATE
POSITIONS
HELD WITH
TRUST         PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
DATE SERVICE
BEGAN
JOHN W.       PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive
MCGONIGLE     Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26,   PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director,
1938          Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
AND SECRETARY
Began
serving:
October 1988

RICHARD A.    PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice
NOVAK         President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.,
Birth Date:   Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
December 25,
1963          PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company;
TREASURER     held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Began
serving:
January 2006

RICHARD B.    PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER        Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17, 1923  PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive
VICE          Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.
PRESIDENT
Began
serving:
October 1988

BRIAN P.      PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice
BOUDA         President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its
Birth Date:   subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar
February 28,  Association of Wisconsin.
1947
CHIEF
COMPLIANCE
OFFICER
AND SENIOR
VICE
PRESIDENT
Began
serving:
August 2004

DEBORAH A.    PRINCIPAL OCCUPATIONS:  Deborah A. Cunningham has been the Prime Fund's portfolio manager since July 1991. Ms.
CUNNINGHAM    Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust.
Birth Date:   She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds'
September 15, Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert
1959          Morris College.
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

MARY JO       PRINCIPAL OCCUPATIONS:  Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in
OCHSON        2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds'
Birth Date:   Adviser since 1996.  Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the
September 12, University of Pittsburgh.
1953
CHIEF
INVESTMENT
OFFICER
Began
serving: May
2004

SUSAN R. HILL PRINCIPAL OCCUPATIONS: Susan R. Hill has been the Government and Treasury Fund's Portfolio Manager since July 1993.
Birth Date:   She is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since
June 20, 1963 2003 and a Senior Vice President of the Funds' Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until
VICE          2003 and served as Vice President of the Funds' Adviser from 1997 until 2004 and an Assistant Vice President of the
PRESIDENT     Funds' Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial
Began         Administration from Carnegie Mellon University.
serving: MAY
2004

JEFF A.       PRINCIPAL OCCUPATIONS: Jeff A. Kozemchak is Vice President of the Trust Mr. Kozemchak joined Federated in 1987 and
KOZEMCHAK     has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Funds' Adviser since 1999. He was a
Birth Date:   Portfolio Manager until 1996 and a Vice President of the Funds' Adviser from 1993 to 1998. Mr. Kozemchak is a
January 15,   Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in
1960          1987.
VICE
PRESIDENT
Began
serving:
May 2004

PAIGE M.  PRINCIPAL OCCUPATIONS: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been
WILHELM   a Senior Vice President and a Senior Portfolio Manager.  She is responsible for portfolio management and research in the
Birth     fixed-income area concentrating on taxable money market instruments.  Previous associations include Senior Credit
Date: May Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling.  Ms.
28, 1962  Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from
VICE      Duquesne University.
PRESIDENT
Began
serving:
August
2006

**Officers do not receive any compensation from the Funds.

In addition, the Funds have appointed an Anti-Money Laundering Compliance
Officer.

COMMITTEES OF THE BOARD

                                                                                                                       MEETINGS HELD
BOARD          COMMITTEE                                                                                               DURING LAST
COMMITTEE      MEMBERS          COMMITTEE FUNCTIONS                                                                    FISCAL YEAR

EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may           Two
               Donahue          exercise all the powers of the full Board in the management and direction of the
               John E.          business and conduct of the affairs of the Trust in such manner as the Executive
               Murray, Jr.,     Committee shall deem to be in the best interests of the Trust.  However, the
               J.D., S.J.D.     Executive Committee cannot elect or remove Board members, increase or decrease the
               John S.          number of Trustees, elect or remove any Officer, declare dividends, issue shares
               Walsh            or recommend to shareholders any action requiring shareholder approval.

AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial        Seven
               Bigley           reporting process of the Funds, the Funds' internal control over financial
               John T.          reporting, and the quality, integrity and independent audit of the Funds'
               Conroy, Jr.      financial statements.  The Committee also oversees or assists the Board with the
               Nicholas P.      oversight of compliance with legal requirements relating to those matters,
               Constantakis     approves the engagement and reviews the qualifications, independence and
               Charles F.       performance of the Funds' independent registered public accounting firm, acts as a
               Mansfield,       liaison between the independent registered public accounting firm and the Board
               Jr.              and reviews the Funds' internal audit function.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees,           One
               Bigley           selects and nominates persons for election to the Funds' Board when vacancies
               John T.          occur. The Committee will consider candidates recommended by shareholders,
               Conroy, Jr.      Independent Trustees, officers or employees of any of the Funds' agents or service
               Nicholas P.      providers and counsel to the Funds. Any shareholder who desires to have an
               Constantakis     individual considered for nomination by the Committee must submit a recommendation
               John F.          in writing to the Secretary of the Funds, at the Funds' address appearing on the
               Cunningham       back cover of this Statement of Additional Information. The recommendation should
               Peter E.         include the name and address of both the shareholder and the candidate and
               Madden           detailed information concerning the candidate's qualifications and experience. In
               Charles F.       identifying and evaluating candidates for consideration, the Committee shall
               Mansfield,       consider such factors as it deems appropriate.  Those factors will ordinarily
               Jr.              include:  integrity, intelligence, collegiality, judgment, diversity, skill,
               John E.          business and other experience, qualification as an "Independent Trustee," the
               Murray, Jr.      existence of material relationships which may create the appearance of a lack of
               Thomas M.        independence, financial or accounting knowledge and experience, and dedication and
               O'Neill          willingness to devote the time and attention necessary to fulfill Board
               Marjorie P.      responsibilities.
               Smuts
               John S.
               Walsh
               James F.
               Will

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2006

INTERESTED                     DOLLAR  DOLLAR    DOLLAR   AGGREGATE DOLLAR RANGE OF SHARES OWNED IN FEDERATED FAMILY OF INVESTMENT
BOARD MEMBER NAME            RANGE OF   RANGE  RANGE OF                                                                  COMPANIES
                               SHARES      OF    SHARES
                                OWNED  SHARES     OWNED
                                   IN   OWNED        IN
                           GOVERNMENT      IN  TREASURY
                                 FUND   PRIME      FUND
                                         FUND

John F. Donahue                  None    None      None                                                              Over $100,000
J. Christopher Donahue           None    None      None                                                              Over $100,000
Lawrence D. Ellis, M.D.          None    None      None                                                              Over $100,000

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                 None    None      None                                                              Over $100,000
John T. Conroy, Jr.              None    None      None                                                              Over $100,000
Nicholas P. Constantakis         None  $1.00-      None                                                              Over $100,000
                                      $10,000
John F. Cunningham               None    None      None                                                              Over $100,000
Peter E. Madden                  None    None      None                                                              Over $100,000
Charles F. Mansfield, Jr.        None    None      None                                                              Over $100,000
John E. Murray, Jr.,             None    None      None                                                              Over $100,000
J.D., S.J.D.
Thomas M. O'Neill
Marjorie P. Smuts                None    None      None                                                              Over $100,000
John S. Walsh                    None    None      None                                                              Over $100,000
James F. Will                    None    None      None                                                                       None


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Funds.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Funds.

OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, the Adviser, and the Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that a Fund could buy, as well as Shares of the Funds, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Funds' portfolios.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICIES
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

PROXY VOTING PROCEDURES
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions.  The Proxy Committee directs ISS by means of Proxy
Voting Guidelines, and ISS may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.  The Adviser's proxy voting procedures generally permit the Proxy
Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

CONFLICTS OF INTEREST
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of a
Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Funds' Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If a Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

PROXY VOTING REPORT
A report on "Form N-PX" of how a Fund voted any proxies during the most recent
12-month period ended June 30 is available from Federated's website at
FederatedInvestors.com.  To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under
"Related Information", then select the appropriate link opposite the name of the
Fund; or select the name of the Fund and, from the Fund's page, click on the
"Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning each Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of a Fund's top ten credit/obligor exposures, effective average maturity of the Fund's portfolio and/or percentage breakdowns of the portfolio by effective maturity range, type of security and credit quality tier.

To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link.

You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under
"Related Information" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Funds and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning a Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies and for the Prime Fund to commodities exchange clearing corporations in connection with qualifying the Fund's Shares for use as margin collateral.  Traders or portfolio managers may provide
"interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the
Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Funds.  The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply.  No consideration may be received by a Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds
Board.

Investment decisions for each Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among each Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.

On date of fiscal year-end, the Prime Fund owned securities of the following regular broker/dealers: Barclays Bank $510,500,000; Citigroup $1,044,000,000;
Deutche Bank $1,129,000,000; Fortis $415,000,000; Goldman Sachs $793,000,000;
J.P. Morgan Chase $185,000,000; Merrill Lynch $415,000,000; Morgan Stanley
$978,8000,000; Societe Generale $920,000,000 and UBS $115,000,000


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the
Funds and most of the other Federated funds:

                        AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE     NET ASSETS OF THE FEDERATED FUNDS
 0.150 of 1%            on the first $5 billion
 0.125 of 1%            on the next $5 billion
 0.100 of 1%            on the next $10 billion
 0.075 of 1%            on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse a Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-
pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by the Prime
Fund are held by foreign banks participating in a network coordinated by State
Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Funds' registered transfer agent, maintains all necessary shareholder records.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Funds, KPMG LLP, conducts its audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds' financial statements and financial highlights are free of material misstatement.

On August 18, 2006, the Fund's Board, upon recommendation of the Audit
Committee, appointed KPMG LLP as the Fund's independent registered public
accounting firm for the fiscal year ending July 31, 2007.   On the same date,
the Fund's former auditor, Deloitte & Touche LLP, resigned.  See the Fund's
Annual Report for further information regarding the change in independent registered public accounting firm.

FEES PAID BY THE FUNDS FOR SERVICES
 FOR THE YEAR ENDED JULY 31         2007        2006         2005
 ADVISORY FEE EARNED:
   Government Fund               $24,180,835 $19,209,033  $16,573,610
   Prime Fund                    $44,202,351 $43,223,840  $37,734,011
   Treasury Fund                 $28,617,753 $26,078,224  $24,403,871
 ADVISORY FEE REDUCTION:
   Government Fund               $10,310,349 $8,189,143   $7,076,298
   Prime Fund                    $17,921,315 $17,467,455  $15,483,159
   Treasury Fund                 $11,545,875 $10,708,341  $9,959,827
 ADMINISTRATIVE FEE:
   Government Fund               $9,212,898  $7,318,642   $6,314,545
   Prime Fund                    $16,841,096 $16,468,283  $14,376,658
   Treasury Fund                 $10,903,363 $9,935,804   $9,297,875
 ACCOUNT ADMINISTRATION FEE:
   Government Fund                $532,179    $189,455      $84,994
   Prime Fund                     $471,712    $112,749      $84,069
   Treasury Fund                 $2,271,209  $1,625,445   $1,177,019
 12B-1 FEE:
   Government Fund                $561,879    $189,455      $85,087
   Prime Fund                     $472,580    $113,101      $84,073
   Treasury Fund                 $2,355,349  $1,628,506   $1,177,019
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year and Start of Performance periods ended
July 31, 2007.

Yield and Effective Yield are given for the 7-day period ended July 31, 2007.

                   7-DAY PERIOD  1 YEAR  START OF PERFORMANCE FEBRUARY 19, 2003
 GOVERNMENT FUND:
 Total Return      N/A           4.74%   2.43%
 Yield             4.66%         N/A     N/A
 Effective Yield   4.76%         N/A     N/A

 PRIME FUND:
 Total Return      N/A           4.78%   2.48%
 Yield             4.70%         N/A     N/A
 Effective Yield   4.81%         N/A     N/A

 TREASURY FUND:
 Total Return      N/A           4.66%   2.36%
 Yield             4.56%         N/A     N/A
 Effective Yield   4.66%         N/A     N/A


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated  to  providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated  is  a firm with independent research, product  breadth  and  industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global  clients  through  a disciplined investment process and an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

EQUITIES
As  of  December  31,  2006,  Federated  managed   48   equity   funds  totaling
approximately  $28.7  billion  in  assets  across growth, value, equity  income, international, index and sector allocation styles.

TAXABLE FIXED-INCOME
As  of December 31, 2006, Federated managed 35  taxable  bond  funds  including:
high-yield,  multi-sector,  mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $15.2 billion.

TAX FREE FIXED-INCOME
As  of  December  31, 2006, Federated  managed  14  municipal  bond  funds  with approximately $2.9  billion  in  assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

MONEY MARKET FUNDS
As of December 31, 2006, Federated  managed  $155.2  billion in assets across 51 money market funds, including 17 government, 11 prime,  22 municipal and 1 euro-
denominated  with  assets  approximating  $63.5  billion, $64.0  billion,  $27.6 billion and $82.9 million.

The  Chief  Investment  Officers  responsible  for  oversight   of  the  various
investment  sectors  within  Federated  are:  Stephen  F. Auth, CFA, for  Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA,
for  Tax  Free Fixed-Income; and Deborah A. Cunningham, CFA,  for  Money  Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended July 31, 2007 are incorporated herein by reference to the Annual Report to Shareholders of the
Funds dated July 31, 2007.

INVESTMENT RATINGS FOR THE PRIME FUND

STANDARD & POOR'S (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols
(i.e., SP-1+/A-1+).

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S&P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S INVESTORS SERVICE (MOODY'S) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)
RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S  LONG-TERM DEBT RATINGS
AAA-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.

R-1 (HIGH) Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

R-1 (MIDDLE) Short-term debt rated "R-1 (middle)" is of SUPERIOR CREDIT QUALITY and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the
"R-1 (high)" category (which few companies are able to achieve), entities rated
"R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (LOW) Short-term debt rated "R-1 (low)" is of SATISFACTORY CREDIT QUALITY.
The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (HIGH), R-2 (MIDDLE), R-2 (LOW) Short-term debt rated "R-2" is of ADEQUATE
CREDIT QUALITY and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance.
Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated
AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated
AA are also considered to be strong credits which typically exemplify above-
average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of SATISFACTORY CREDIT QUALITY. Protection of interest and principal is still substantial, but the degree of strength is less than with
AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

"HIGH" OR "LOW" grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that
"high" and "low" grades are not used for the AAA category.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
These ratings are assigned to debt and preferred stock issues.

AAA-EXCEPTIONAL.  Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

AA-VERY STRONG.  Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

A-STRONG.  Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

BBB-ADEQUATE.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category.  A company's Long-Term Credit Rating also may be assigned an Under Review modifier
("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an ("i") denote indicative ratings.  Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ -STRONGEST.  Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 -OUTSTANDING.  Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 -SATISFACTORY.  Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 -ADEQUATE.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months.  Public Data Ratings are not assigned an Outlook.  Ratings Outlooks are as follows:

POSITIVE-Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

NEGATIVE-Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

STABLE-Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

ADDRESSES

MONEY MARKET OBLIGATIONS TRUST

Government Obligations Fund
Prime Obligations Fund
Treasury Obligations Fund

TRUST SHARES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
99 High Street
Boston, MA 02110


APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
Citibank, NA

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

LEGAL COUNSEL
Dickstein Shapiro LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset
Institutional Shareholder Services, Inc.

SECURITY PRICING SERVICES
Reuters
Standard and Poor's
FT Interactive Data
Bear Sterns

RATINGS AGENCIES
Fitch Ratings
Moody's Investor Service
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
Lipper, Inc.
Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
Investment Company Institute


MUNICIPAL OBLIGATIONS FUND

A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST

STATEMENT OF ADDITIONAL INFORMATION

SEPTEMBER 30, 2007

INSTITUTIONAL SHARES
This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Institutional Shares of Municipal
Obligations Fund (Fund), dated September 30, 2007. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                         CONTENTS
                                         How is the Fund Organized?.............
                                         Securities in Which the Fund Invests...
                                         What Do Shares Cost?...................
                                         How is the Fund Sold?..................
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Fund?..............................
                                         How Does the Fund Measure Performance?.
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Investment Ratings.....................
                                         Addresses..............................
                                         Appendix...............................
Municipal Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FEDERATEDINVESTORS.COM
or call 1-800-341-7400.
Federated Securities Corp., Distributor

32787 (9/07)

Federated is a registered mark
of Federated Investors, Inc.
2007 {copyright}Federated Investors, Inc.

                                -0-

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Fund
was reorganized as a portfolio of the Trust on October 27, 1999. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (Board) has established three classes of shares of the
Fund, known as Institutional Shares, Institutional Service Shares and
Institutional Capital Shares (Shares). This SAI relates to Institutional Shares.
The Fund's investment adviser is Federated Investment Management Company
(Adviser).


SECURITIES IN WHICH THE FUND INVESTS

The principal securities in which the Fund may invest are described in its prospectus. In pursuing its investment strategy, the Fund may also invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate.  The rate may be a fixed percentage of the principal or may be adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.  Fixed income securities provide more regular income than equity securities.  However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings.  This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price.  A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount.  If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities, in addition to those listed in the prospectus, in which the Fund may invest:

PRIVATE ACTIVITY BONDS
Private activity bonds are special revenue bonds used to finance private entities.  For example, a municipality may issue bonds to finance a new factory to improve its local economy.  The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds.  The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality.
Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT).  The Fund may invest in bonds subject to AMT.

MUNICIPAL LEASES
Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of municipal leases.

CALLABLE SECURITIES
Certain fixed income securities in which the Fund invests are callable at the option of the issuer. Certain callable securities invested in by the Fund also may be callable by parties other than the issuer.  Callable securities are subject to call risks.

ZERO COUPON SECURITIES
Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

TAX INCREMENT FINANCING BONDS
Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district.  For example, a municipality may issue TIF bonds to redevelop a commercial area.  The TIF bonds would be payable solely from any increase in sales taxes collected from the merchants in the area.  The bonds could fail to pay principal or interest if merchants' sales, and related tax collections, failed to increase as anticipated.

MUNICIPAL MORTGAGE BACKED SECURITIES
Municipal mortgage backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single family homes or to finance multifamily housing. Municipal mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Municipal mortgage backed securities generally have fixed interest rates.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and/or managing its uninvested cash.
These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses. The Fund may invest in money market funds directly.

SPECIAL TRANSACTIONS

INTER-FUND BORROWING AND LENDING ARRANGEMENTS
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund.  Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-
term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan
Rate.

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

ASSET SEGREGATION
In order to secure its obligations in connection with special transactions, the
Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction.  This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

SECURITIES LENDING
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan.  However, the Fund will attempt to terminate the loan in time to vote thereon. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

TEMPORARY DEFENSIVE INVESTMENTS
The Fund may make temporary defensive investments in the following taxable securities:

TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the
United States.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association, Student Loan Marketing Association, and Tennessee
Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.

BANK INSTRUMENTS
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances.

CORPORATE DEBT SECURITIES
Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.

COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

REPURCHASE AGREEMENTS
Repurchase agreements (which are considered a type of special transaction for asset segregation purposes) are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-
upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.  In addition to taxable repurchase agreements, the Fund also may invest in municipal repurchase agreements.

REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements (which are considered a type of special transaction for asset segregation purposes) are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase. In addition to taxable reverse repurchase agreements, the Fund also may invest in municipal reverse repurchase agreements.

INVESTMENT RATINGS
The two highest rating categories of a nationally recognized statistical rating organization (NRSRO) are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard &
Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-
1 or F-2 by Fitch Ratings (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regu-
lations in determining whether a security rated by more than one NRSRO can be treated as being in the highest or one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LEVERAGE RISKS
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

TAX RISKS
In order to pay interest that is exempt from federal regular income tax, tax exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal or state tax laws may cause the prices of tax exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

CALL RISKS
Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

RISKS ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser.  Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities.  Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and Investment Allocation."


FUNDAMENTAL INVESTMENT POLICY
As a matter of investment policy which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax (Federal regular income tax does not include the fed-
eral alternative minimum tax for individuals and corporations). The Fund will invest its assets so that at least 80% of the annual interest income that it distributes will be exempt from federal regular income tax.

The above investment policy may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

DIVERSIFICATION
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

BORROWING MONEY AND ISSUING SENIOR SECURITIES
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

INVESTING IN REAL ESTATE
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD
WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL
CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PLEDGING ASSETS
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

PURCHASES ON MARGIN
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

ILLIQUID SECURITIES
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

RESTRICTED SECURITIES
The Fund may invest in securities subject to restriction on resale under the federal securities laws.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

For purposes of the concentration limitation, to conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

For purposes of the concentration limitation; (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While Financial Industry
Regulatory Authority (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other
Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the
Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as FINRA.


SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Wells
Fargo Institutional Brokerage Services, Minneapolis, MN owned approximately
905,579,725 Shares (18.23%); Comcast Cable Funding I Inc., Wilmington, DE owned approximately 574,940,596 Shares (11.57%); Bear Stearns Securities Corp.,
Brooklyn, NY owned approximately 406,134,023 Shares (8.17%); Comerica Bank,
Detroit, MI owned approximately 283,391,979 Shares (5.70%); and Waterferry, New
York, NY owned approximately 250,000,000 Shares (5.03%).


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The  Board  is  responsible  for  managing  the Trust's business affairs and for exercising all the Trust's powers except those  reserved  for  the shareholders.
The  following  tables give information about each Board member and  the  senior officers of the Fund.  Where  required, the tables separately list Board members who are "interested persons" of  the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent"  Board  members). Unless otherwise noted, the  address of each person listed is Federated Investors  Tower,  1001  Liberty
Avenue,  Pittsburgh,  PA.   As  of  December  31,  2006,  the Trust comprised 40
portfolios, and the Federated Fund Complex consisted of 45  investment companies
(comprising  148  portfolios). Unless otherwise noted, each Officer  is  elected annually. Unless otherwise  noted,  each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 5, 2007, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                          AGGREGATE
                                                                                                       COMPENSATION
                                                                                                         FROM TRUST
                                                                                                       (PAST FISCAL            TOTAL
NAME                                                                                                          YEAR)     COMPENSATION
BIRTH DATE                                                                                                                FROM TRUST
ADDRESS                                                                                                                          AND
POSITIONS                                                                                                                  FEDERATED
HELD WITH        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                                           FUND COMPLEX
TRUST            OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                                             (PAST
DATE SERVICE                                                                                                                CALENDAR
BEGAN                                                                                                                          YEAR)
JOHN F.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0               $0
DONAHUE*         Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund
Birth Date:      Complex's Executive Committee.
July 28,
1924             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated
TRUSTEE          Investment Management Company and Chairman and Director, Federated Investment
Began            Counseling.
serving:
October 1988

J.               PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated               $0               $0
CHRISTOPHER      Fund Complex; Director or Trustee of some of the Funds in the Federated Fund
DONAHUE*         Complex; President, Chief Executive Officer and Director, Federated Investors,
Birth Date:      Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee,
April 11,        Federated Investment Counseling; Chairman and Director, Federated Global
1949             Investment Management Corp.; Chairman, Federated Equity Management Company of
PRESIDENT        Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
AND TRUSTEE      Federated); Trustee, Federated Shareholder Services Company; Director, Federated
Began            Services Company.
serving:
April 1989       PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                 Chief Executive Officer, Federated Investment Management Company, Federated
                 Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $4,353.45         $180,000
ELLIS, M.D.*     Professor of Medicine, University of Pittsburgh; Medical Director, University of
Birth Date:      Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist,
October 11,      University of Pittsburgh Medical Center.
1932
3471 Fifth       OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of
Avenue           America.
Suite 1111
Pittsburgh,      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of
PA               Pittsburgh Medical Center.
TRUSTEE
Began
serving:
October 1988

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                                                          AGGREGATE
                                                                                                       COMPENSATION
                                                                                                         FROM TRUST
                                                                                                       (PAST FISCAL            TOTAL
NAME                                                                                                          YEAR)     COMPENSATION
BIRTH DATE                                                                                                                FROM TRUST
ADDRESS                                                                                                                          AND
POSITIONS                                                                                                                  FEDERATED
HELD WITH        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                                           FUND COMPLEX
TRUST            OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                                             (PAST
DATE SERVICE                                                                                                                CALENDAR
BEGAN                                                                                                                          YEAR)
THOMAS G.        PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $4,788.80         $198,000
BIGLEY
Birth Date:      OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,      Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old           PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Timber Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
November
1994

JOHN T.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $4,788.80         $198,000
CONROY, JR.      Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:      private real estate ventures in Southwest Florida.
June 23,
1937             PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Investment       President, John R. Wood and Associates, Inc., Realtors; President, Naples
Properties       Property Management, Inc. and Northgate Village Development Corporation.
Corporation
3838 North
Tamiami
Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1991

NICHOLAS P.      PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $4,788.80         $198,000
CONSTANTAKIS
Birth Date:      OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,     Baker Corporation (engineering and energy services worldwide).
1939
175              PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Woodshire
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1999

JOHN F.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                 $4,353.45         $180,000
CUNNINGHAM       Director, QSGI, Inc. (technology services company).
Birth Date:
March 5,         OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
1943             Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston
353 El           College.
Brillo Way
Palm Beach,      PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
FL               (computer storage systems); Chairman of the Board and Chief Executive Officer,
TRUSTEE          Computer Consoles, Inc.; President and Chief Operating Officer, Wang
Began            Laboratories; Director, First National Bank of Boston; Director, Apollo Computer,
serving:         Inc.
January 1999

PETER E.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $4,353.45         $180,000
MADDEN
Birth Date:      OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942             PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court;
One Royal        President, State Street Bank and Trust Company and State Street Corporation
Palm Way         (retired); Director, VISA USA and VISA International; Chairman and Director,
100 Royal        Massachusetts Bankers Association; Director, Depository Trust Corporation;
Palm Way         Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1991

CHARLES F.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $4,788.80         $198,000
MANSFIELD,       Management Consultant.
JR.
Birth Date:      PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,        Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail
1945             Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA
80 South         (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of
Road             Banking and Finance, Frank G. Zarb School of Business, Hofstra University;
Westhampton      Executive Vice President DVC Group, Inc. (marketing, communications and
Beach, NY        technology).
TRUSTEE
Began
serving:
January 1999

JOHN E.          PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                 $5,804.64         $234,000
MURRAY, JR.,     Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.     Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,     OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932             construction, operations and technical services).
Chancellor,
Duquesne         PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University       University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,      University School of Law.
PA
TRUSTEE
Began
serving:
February
1995

THOMAS M.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $3,329.65          $45,000
O'NEILL          Managing Director and Partner, Navigator Management Company, L.P. (investment and
Birth Date:      strategic consulting).
June 14,
1951             OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers,
95 Standish      Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Street
P.O. Box         PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and
2779             Chief Investment Officer, Fleet Investment Advisors; President and Chief
Duxbury, MA      Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman,
TRUSTEE          Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam
Began            Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.
serving:
October 2006
MARJORIE P.      PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex.               $4,353.45         $180,000
SMUTS
Birth Date:      PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator;
June 21,         National Spokesperson, Aluminum Company of America; television producer;
1935             President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1988

JOHN S.          PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;               $4,353.45         $180,000
WALSH            President and Director, Heat Wagon, Inc. (manufacturer of construction temporary
Birth Date:      heaters); President and Director, Manufacturers Products, Inc. (distributor of
November 28,     portable construction heaters); President, Portable Heater Parts, a division of
1957             Manufacturers Products, Inc.
2604 William
Drive            PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999
JAMES F.         PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex; Prior         $4,353.45         $134,416
WILL             to June 2006, Vice Chancellor and President, Saint Vincent College.
Birth Date:
October 12,      OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
1938
721 E.           PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.;
McMurray         President and Chief Executive Officer, Cyclops Industries; President and Chief
Road             Operating Officer, Kaiser Steel Corporation.
McMurray PA
TRUSTEE
Began
serving:
April 2006

OFFICERS**

NAME
BIRTH DATE
POSITIONS
HELD WITH
TRUST       PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
DATE
SERVICE
BEGAN
JOHN W.     PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive
MCGONIGLE   Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26, PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director,
1938        Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
AND
SECRETARY
Began
serving:
October
1988

RICHARD A.  PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President,
NOVAK       Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services,
Birth Date: Inc. and Southpointe Distribution Services, Inc.
December
25, 1963    PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held
TREASURER   various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Began
serving:
January
2006

RICHARD B.  PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER      Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17,     PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
1923        President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.
VICE
PRESIDENT
Began
serving:
October
1988

BRIAN P.    PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President
BOUDA       and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda
Birth Date: joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
February
28, 1947
CHIEF
COMPLIANCE
OFFICER AND
SENIOR VICE
PRESIDENT
Began
serving:
August 2004

DEBORAH A.  PRINCIPAL OCCUPATIONS:  Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She
CUNNINGHAM  joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since
Birth Date: 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
September
15, 1959
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

MARY JO     PRINCIPAL OCCUPATIONS:  Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996.  Ms. Ochson was named
OCHSON      Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior
Birth Date: Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996.  Ms. Ochson is a Chartered Financial
September   Analyst and received her M.B.A. in Finance from the University of Pittsburgh.
12, 1953
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

SUSAN R.    PRINCIPAL OCCUPATIONS: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a
HILL        Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a
Birth Date: Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an
June 20,    Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and
1963        received an M.S. in Industrial Administration from Carnegie Mellon University.
VICE
PRESIDENT
Began
serving:
May 2004

JEFF A.     PRINCIPAL OCCUPATIONS: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has
KOZEMCHAK   been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a
Birth Date: Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered
January 15, Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
1960
VICE
PRESIDENT
Began
serving:
May 2004

PAIGE M.    PRINCIPAL OCCUPATIONS: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has
WILHELM     been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager.  She is
Birth Date: responsible for portfolio management and research in the fixed-income area concentrating on taxable money market
May 28,     instruments.  Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor;
1962        Performance Analyst, Federated Investment Counseling.  Ms. Wilhelm is a member of the CFA Society of Pittsburgh and
VICE        received her B.S. from Indiana University and her M.B.A. from Duquesne University.
PRESIDENT
Began
serving:
August 2006

**Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.

COMMITTEES OF THE BOARD

                                                                                                                       MEETINGS HELD
BOARD          COMMITTEE                                                                                               DURING LAST
COMMITTEE      MEMBERS          COMMITTEE FUNCTIONS                                                                    FISCAL YEAR

EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may           Two
               Donahue          exercise all the powers of the full Board in the management and direction of the
               John E.          business and conduct of the affairs of the Trust in such manner as the Executive
               Murray, Jr.,     Committee shall deem to be in the best interests of the Trust.  However, the
               J.D., S.J.D.     Executive Committee cannot elect or remove Board members, increase or decrease the
               John S.          number of Trustees, elect or remove any Officer, declare dividends, issue shares
               Walsh            or recommend to shareholders any action requiring shareholder approval.

AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial        Seven
               Bigley           reporting process of the Fund, the Fund`s internal control over financial
               John T.          reporting, and the quality, integrity and independent audit of the Fund`s
               Conroy, Jr.      financial statements.  The Committee also oversees or assists the Board with the
               Nicholas P.      oversight of compliance with legal requirements relating to those matters,
               Constantakis     approves the engagement and reviews the qualifications, independence and
               Charles F.       performance of the Fund`s independent registered public accounting firm, acts as a
               Mansfield,       liaison between the independent registered public accounting firm and the Board
               Jr.              and reviews the Fund`s internal audit function.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees,           One
               Bigley           selects and nominates persons for election to the Fund`s Board when vacancies
               John T.          occur. The Committee will consider candidates recommended by shareholders,
               Conroy, Jr.      Independent Trustees, officers or employees of any of the Fund`s agents or service
               Nicholas P.      providers and counsel to the Fund. Any shareholder who desires to have an
               Constantakis     individual considered for nomination by the Committee must submit a recommendation
               John F.          in writing to the Secretary of the Fund, at the Fund's address appearing on the
               Cunningham       back cover of this Statement of Additional Information. The recommendation should
               Peter E.         include the name and address of both the shareholder and the candidate and
               Madden           detailed information concerning the candidate's qualifications and experience. In
               Charles F.       identifying and evaluating candidates for consideration, the Committee shall
               Mansfield,       consider such factors as it deems appropriate.  Those factors will ordinarily
               Jr.              include:  integrity, intelligence, collegiality, judgment, diversity, skill,
               John E.          business and other experience, qualification as an "Independent Trustee," the
               Murray, Jr.      existence of material relationships which may create the appearance of a lack of
               Thomas M.        independence, financial or accounting knowledge and experience, and dedication and
               O'Neill          willingness to devote the time and attention necessary to fulfill Board
               Marjorie P.      responsibilities.
               Smuts
               John S.
               Walsh
               James F.
               Will

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2006

                                                                                   AGGREGATE
                                                                             DOLLAR RANGE OF
                                                    DOLLAR RANGE OF          SHARES OWNED IN
INTERESTED                                             SHARES OWNED      FEDERATED FAMILY OF
BOARD MEMBER NAME                     IN MUNICIPAL OBLIGATIONS FUND     INVESTMENT COMPANIES

John F. Donahue                                                None            Over $100,000
J. Christopher Donahue                                         None            Over $100,000
Lawrence D. Ellis, M.D.                                        None            Over $100,000

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                                               None            Over $100,000
John T. Conroy, Jr.                                            None            Over $100,000
Nicholas P. Constantakis                                       None            Over $100,000
John F. Cunningham                                             None            Over $100,000
Peter E. Madden                                                None            Over $100,000
Charles F. Mansfield, Jr.                                      None            Over $100,000
John E. Murray, Jr., J.D., S.J.D.                              None            Over $100,000
Thomas M. O'Neill                                              None            Over $100,000
Marjorie P. Smuts                                              None            Over $100,000
John S. Walsh                                         Over $100,000            Over $100,000
James F. Will                                                  None                     None


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING
As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICIES
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

PROXY VOTING PROCEDURES
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions.  The Proxy Committee directs ISS by means of Proxy
Voting Guidelines, and ISS may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.  The Adviser's proxy voting procedures generally permit the Proxy
Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

CONFLICTS OF INTEREST
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.


PROXY VOTING REPORT
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available from Federated's website at
FederatedInvestors.com.  To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under
"Related Information", then select the appropriate link opposite the name of the
Fund; or select the name of the Fund and, from the Fund's page, click on the
"Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of the Fund's top ten credit/obligor exposures, effective average maturity of the Fund's portfolio, and percentage breakdowns of the portfolio by credit quality tier, effective maturity range and type of security.

To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link.

You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under
"Related Information" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund.  The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the
Fund and most of the other Federated funds:

                        AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE     NET ASSETS OF THE FEDERATED FUNDS
 0.150 of 1%            on the first $5 billion
 0.125 of 1%            on the next $5 billion
 0.100 of 1%            on the next $10 billion
 0.075 of 1%            on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-
pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, KPMG LLP (KPMG), conducts its audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

For the fiscal year ended July 31, 2006, the independent registered public accounting firm for the Fund was Deloitte & Touche LLP (D&T).  On August 18,
2006, the Fund's Board, upon recommendation of the Audit Committee, and upon completion of the audit for July 31, 2006, appointed KPMG as the Fund's independent registered public accounting firm for the fiscal year ending July
31, 2007. On the same date, D&T declined to stand for re-election. See the
Fund's Annual Report for further information regarding the change in independent registered public accounting firm.

FEES PAID BY THE FUND FOR SERVICES
 FOR THE YEAR ENDED JULY 31            2007        2006               2005

 Advisory Fee Earned            $12,192,870     $10,060,761     $7,081,133
 Advisory Fee Reduction         $6,746,239       $5,812,657     $4,202,092
 Administrative Fee             $4,645,483       $3,833,150     $2,697,912
 SHAREHOLDER SERVICES FEE:
  Institutional Shares          $--             $--             $--
Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year periods ended
July 31, 2007.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period
ended July 31, 2007                      .

                           7-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS
 INSTITUTIONAL SHARES:
 Total Return              N/A              3.57%      2.11%       2.71%
 Yield                     3.51%            N/A        N/A         N/A
 Effective Yield           3.57%            N/A        N/A         N/A
 Tax-Equivalent Yield      5.40%            N/A        N/A         N/A
----------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result. The tax-equivalent yield of
Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the tax-exempt securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

                 TAXABLE YIELD EQUIVALENT FOR 2007 MULTISTATE MUNICIPAL FUND

TAX BRACKET:
FEDERAL                  10.00%      15.00%      25.00%       28.00%       33.00%       35.00%
Joint Return:                $0 -   $15,651 -   $63,701 -   $128,501 -   $195,851 -       Over
                         15,650      63,700     128,500      195,850      349,700     $349,700
Single Return:               $0 -    $7,826 -   $31,851 -    $77,101 -   $160,851 -       Over
                          7,825      31,850      77,100      160,850      349,700     $349,700
TAX-EXEMPT YIELD                             TAXABLE YIELD EQUIVALENT
0.50%                    0.56%       0.59%        0.67%        0.69%        0.75%        0.77%
1.00%                    1.11%       1.18%        1.33%        1.39%        1.49%        1.54%
1.50%                    1.67%       1.76%        2.00%        2.08%        2.24%        2.31%
2.00%                    2.22%       2.35%        2.67%        2.78%        2.99%        3.08%
2.50%                    2.78%       2.94%        3.33%        3.47%        3.73%        3.85%
3.00%                    3.33%       3.53%        4.00%        4.17%        4.48%        4.62%
3.50%                    3.89%       4.12%        4.67%        4.86%        5.22%        5.38%
4.00%                    4.44%       4.71%        5.33%        5.56%        5.97%        6.15%
4.50%                    5.00%       5.29%        6.00%        6.25%        6.72%        6.92%
5.00%                    5.56%       5.88%        6.67%        6.94%        7.46%        7.69%
5.50%                    6.11%       6.47%        7.33%        7.64%        8.21%        8.46%
6.00%                    6.67%       7.06%        8.00%        8.33%        8.96%        9.23%
6.50%                    7.22%       7.65%        8.67%        9.03%        9.70%       10.00%
7.00%                    7.78%       8.24%        9.33%        9.72%       10.45%       10.77%
7.50%                    8.33%       8.82%       10.00%       10.42%       11.19%       11.54%
8.00%                    8.89%       9.41%       10.67%       11.11%       11.94%       12.31%
8.50%                    9.44%      10.00%       11.33%       11.81%       12.69%       13.08%
9.00%                   10.00%      10.59%       12.00%       12.50%       13.43%       13.85%
9.50%                   10.56%      11.18%       12.67%       13.19%       14.18%       14.62%
10.00%                  11.11%      11.76%       13.33%       13.89%       14.93%       15.38%
10.50%                  11.67%      12.35%       14.00%       14.58%       15.67%       16.15%
11.00%                  12.22%      12.94%       14.67%       15.28%       16.42%       16.92%

Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated  to  providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated  is  a firm with independent research, product  breadth  and  industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global  clients  through  a disciplined investment process and an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

EQUITIES
As  of  December  31,  2006,  Federated  managed   48   equity   funds  totaling
approximately  $28.7  billion  in  assets  across growth, value, equity  income, international, index and sector allocation styles.

TAXABLE FIXED-INCOME
As  of December 31, 2006, Federated managed 35  taxable  bond  funds  including:
high-yield,  multi-sector,  mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $15.2 billion.

TAX FREE FIXED-INCOME
As  of  December  31, 2006, Federated  managed  14  municipal  bond  funds  with approximately $2.9  billion  in  assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

MONEY MARKET FUNDS
As of December 31, 2006, Federated  managed  $155.2  billion in assets across 51 money market funds, including 17 government, 11 prime,  22 municipal and 1 euro-
denominated  with  assets  approximating  $63.5  billion, $64.0  billion,  $27.6 billion and $82.9 million.

The  Chief  Investment  Officers  responsible  for  oversight   of  the  various
investment  sectors  within  Federated  are:  Stephen  F. Auth, CFA, for  Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA,
for  Tax  Free Fixed-Income; and Deborah A. Cunningham, CFA,  for  Money  Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended July 31, 2007 are incorporated herein by reference to the Annual Report to Shareholders of
Municipal Obligations Fund dated July 31, 2007.


INVESTMENT RATINGS

STANDARD & POOR'S (S & P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating)
addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics.
Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-
term and the short-term ratings are provided below.)

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A short-term obligation rated 'A-1' is rated in the highest category by
S&P.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S & P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in a small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S INVESTORS SERVICE (MOODY'S) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)
RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S LONG-TERM DEBT RATINGS
AAA-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

ADDRESSES

MUNICIPAL OBLIGATIONS FUND

Institutional Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
99 High Street
Boston, MA 02110


APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
Citigroup

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS
KPMG LLP

LEGAL COUNSEL
Dickstein Shapiro LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset
Institutional Shareholder Services, Inc.

SECURITY PRICING SERVICES
Reuters
Standard & Poor's
FT Interactive Data
Bear Stearns

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
Lipper
Morningstar
NASDAQ
Value Line
Wiesenberger/ Thomson Financial

OTHER
Investment Company Institute
Astec Consulting Group, Inc.


PRIME OBLIGATIONS FUND

A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST

STATEMENT OF ADDITIONAL INFORMATION

 SEPTEMBER 30, 2007

INSTITUTIONAL SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Prime Obligations Fund Institutional
Shares (Fund), dated September 30, 2007.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                         CONTENTS
                                         How is the Fund Organized?.............
                                         Securities in Which the Fund Invests...
                                         What Do Shares Cost?...................
                                         How is the Fund Sold?.................0
                                         Subaccounting Services.................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Fund?..............................
                                         How Does the Fund Measure Performance?.
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Investment Ratings.....................
                                         Addresses..............................
                                         Appendix...............................

Prime Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FEDERATEDINVESTORS.COM
or call 1-800-341-7400.
Federated Securities Corp., Distributor

G01352-03 (9/07)

Federated is a registered mark
of Federated Investors, Inc.
2007 {copyright}Federated Investors, Inc.

                                -0-

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988.  The
Fund was established as a portfolio of the Trust on December 11, 1989. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (Board) has established three classes of shares of the
Fund, known as Institutional Shares, Institutional Service Shares and Trust
Shares (Shares). This SAI relates to Institutional Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which the Fund may invest:

U.S. TREASURY SECURITIES
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

CORPORATE DEBT SECURITIES
Corporate debt securities are fixed-income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities.  The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

 In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.  Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances.  For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.
DEMAND INSTRUMENTS
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MUNICIPAL SECURITIES
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

ASSET-BACKED SECURITIES
Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-
backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates. Asset-backed securities have prepayment risks.

ZERO COUPON SECURITIES
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

CALLABLE SECURITIES
Certain fixed income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities an other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

BANK INSTRUMENTS
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.
Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

The Fund will not invest in instruments of domestic and foreign banks and savings and loans unless they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund or the Savings Association Insurance Fund which are administered by the Federal Deposit Insurance Corporation. These instruments may include Eurodollar Certificates of Deposit, Yankee Certificates of Deposit, and
Euro-dollar Time Deposits.

For purposes of applying the Fund's concentration limitation, bank instruments also include fixed income securities credit enhanced by a bank.

INSURANCE CONTRACTS
Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

CREDIT ENHANCEMENT
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to a security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States.
The Fund considers an issuer to be based outside the United States if:
{circle}it is organized under the laws of, or has a principal office located in, another country;

{circle}the principal trading market for its securities is in another country; or

{circle}it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

SPECIAL TRANSACTIONS

INTER-FUND BORROWING AND LENDING ARRANGEMENTS
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund.  Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-
term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan
Rate.

SECURITIES LENDING
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy.  In return, the Fund receives cash or liquid securities from the borrower as collateral.  The borrower must furnish additional collateral if the market value of the loaned securities increases.  Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund.  However, the Fund must pay interest to the borrower for the use of cash collateral.

 Loans are subject to termination at the option of the Fund or the borrower.
The Fund will not have the right to vote on securities while they are on loan.
However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the
Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.  The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

 ASSET SEGREGATION
In order to secure its obligations in connection with special transactions, the
Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction.  This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
 The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of implementing its investment strategies and/or managing its uninvested cash.
These other investment companies are managed independently of the Fund and incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment.  However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional fees and/or expenses.  The Fund may invest in money market securities directly.

INVESTMENT RATINGS
 The highest rating category of a nationally recognized statistical rating organization (NRSRO) is determined without regard for sub-categories and gradations. For example, securities rated A-1+ or A-1 by Standard & Poor's
(S&P), Prime-1 by Moody's Investors Service (Moody's), F-1+ or F-1 by Fitch
Ratings (Fitch) or R-1 (high), R-1 (middle) or R-1 (low) by Dominion Bond Rating
Service (DBRS) are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in the highest short-term rating category. See "Regulatory Compliance."

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS
 Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed-income securities receive credit ratings from services such as
  Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate.  The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
  measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

 Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

RISKS OF FOREIGN INVESTING
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

 Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United
  States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press.  In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S.
  companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United
  States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

 CALL RISKS AND PREPAYMENT RISKS
Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-
  backed securities include both interest and a partial payment of principal.
  Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans.  These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-
  backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise.  However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available.  Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely, when interest rates rise, the values of mortgage-backed securities generally fall.  Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield.  The additional interest paid for risk is measured by the difference between the yield of a mortgage-
  backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread).  An increase in the spread will cause the price of the mortgage-backed security to decline.  Spreads generally increase in response to adverse economic or market conditions.  Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

 RISKS ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser.  Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities.  Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and Investment Allocation."

RISKS ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS
On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields. If the yield of the securities purchased is less than that of the securities already in the portfolio, the
Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.


FUNDAMENTAL INVESTMENT OBJECTIVE
The Fund's investment objective is to provide current income consistent with stability of principal. The investment objective may not be changed by the Board without shareholder approval.

INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

INVESTING IN REAL ESTATE
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING CASH OR SECURITIES
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION OF INVESTMENTS
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Fund may invest 25% or more of the value of its total assets in the commercial paper issued by finance companies. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD
WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL
CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PLEDGING ASSETS
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

PURCHASING ON MARGIN
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

ILLIQUID SECURITIES
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

RESTRICTED SECURITIES
The Fund may invest in securities subject to restriction on resale under the federal securities laws.

For purposes of the commodities limitation, the Fund does not consider financial futures contracts to be commodities.

For purposes of the concentration limitation, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

WHAT DO SHARES COST?

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).   While Financial Industry
Regulatory Authority (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.   In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other
Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the
Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

 As of September 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:  Silicon Valley Bank,
Santa Clara, CA, owned approximately 1,022,257,198 Shares (5.92%).

Institutional Service Shares: Wilmington Trust Company, Wilmington, DE, owned approximately 424,966,550 Shares (6.64%); Hare & Co., East Syracuse, NY, owned approximately 404,354,902 Shares (6.32%) and LABA & Co., Chicago, IL, owned approximately 365,926,833 Shares (5.72%).

Trust Shares: Community Bank, NA, Canton, NY, owned approximately 85,315,693
Shares (23.93%); Emprise Bank, Wichita, KS, owned approximately 59,675,908
Shares (16.74%); Citgo Petroleum Corporation, Houston, TX, owned approximately
45,668,942 Shares (12.81%); UMB Bank, NA, Kansas City, MO, owned approximately
42,694,187 Shares (12.05%); Guar Trust & Co., Chicago, IL, owned approximately
20,596,981 Shares (5.77%); Banco Popular De Puerto Rico, San Juan, PR, owned approximately 18,998,047 Shares (5.32%).

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The  Board  is  responsible  for  managing  the Trust's business affairs and for exercising all the Trust's powers except those  reserved  for  the shareholders.
The  following  tables give information about each Board member and  the  senior officers of the Fund.  Where  required, the tables separately list Board members who are "interested persons" of  the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent"  Board  members). Unless otherwise noted, the  address of each person listed is Federated Investors  Tower,  1001  Liberty
Avenue,  Pittsburgh,  PA.   As  of  December  31,  2006,  the Trust comprised 40
portfolios, and the Federated Fund Complex consisted of 45  investment companies
(comprising  148  portfolios). Unless otherwise noted, each Officer  is  elected annually. Unless otherwise  noted,  each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

 As of September 5, 2007, the Fund's Board and Officers as a group owned less than 1% of each Class of he Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

NAME                                                                                                                           TOTAL
BIRTH DATE                                                                                                AGGREGATE     COMPENSATION
ADDRESS                                                                                                COMPENSATION       FROM TRUST
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND              AND
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL        FEDERATED
TRUST                                                                                                         YEAR)     FUND COMPLEX
DATE SERVICE                                                                                                                   (PAST
BEGAN                                                                                                                       CALENDAR
                                                                                                                               YEAR)
JOHN F.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0               $0
DONAHUE*         Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund
Birth Date:      Complex's Executive Committee.
July 28,
1924             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated
TRUSTEE          Investment Management Company and Chairman and Director, Federated Investment
Began            Counseling.
serving:
October 1988

J.               PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated               $0               $0
CHRISTOPHER      Fund Complex; Director or Trustee of some of the Funds in the Federated Fund
DONAHUE*         Complex; President, Chief Executive Officer and Director, Federated Investors,
Birth Date:      Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee,
April 11,        Federated Investment Counseling; Chairman and Director, Federated Global
1949             Investment Management Corp.; Chairman, Federated Equity Management Company of
PRESIDENT        Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
AND TRUSTEE      Federated); Trustee, Federated Shareholder Services Company; Director, Federated
Began            Services Company.
serving:
April 1989       PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                 Chief Executive Officer, Federated Investment Management Company, Federated
                 Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;               $16,608.57         $180,000
ELLIS, M.D.*     Professor of Medicine, University of Pittsburgh; Medical Director, University of
Birth Date:      Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist,
October 11,      University of Pittsburgh Medical Center.
1932
3471 Fifth       OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of
Avenue           America.
Suite 1111
Pittsburgh,      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of
PA               Pittsburgh Medical Center.
TRUSTEE
Began
serving:
October 1988

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME                                                                                                                           TOTAL
BIRTH DATE                                                                                                AGGREGATE     COMPENSATION
ADDRESS                                                                                                COMPENSATION       FROM TRUST
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND              AND
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL        FEDERATED
TRUST                                                                                                         YEAR)     FUND COMPLEX
DATE SERVICE                                                                                                                   (PAST
BEGAN                                                                                                                       CALENDAR
                                                                                                                               YEAR)
THOMAS G.        PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                $18,269.57         $198,000
BIGLEY
Birth Date:      OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,      Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old           PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Timber Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
November
1994

JOHN T.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;               $18,269.57         $198,000
CONROY, JR.      Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:      private real estate ventures in Southwest Florida.
June 23,
1937             PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Investment       President, John R. Wood and Associates, Inc., Realtors; President, Naples
Properties       Property Management, Inc. and Northgate Village Development Corporation.
Corporation
3838 North
Tamiami
Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1991

NICHOLAS P.      PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                $18,269.57         $198,000
CONSTANTAKIS
Birth Date:      OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,     Baker Corporation (engineering and energy services worldwide).
1939
175              PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Woodshire
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1999

JOHN F.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                $16,608.57         $180,000
CUNNINGHAM       Director, QSGI, Inc. (technology services company).
Birth Date:
March 5,         OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
1943             Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston
353 El           College.
Brillo Way
Palm Beach,      PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
FL               (computer storage systems); Chairman of the Board and Chief Executive Officer,
TRUSTEE          Computer Consoles, Inc.; President and Chief Operating Officer, Wang
Began            Laboratories; Director, First National Bank of Boston; Director, Apollo Computer,
serving:         Inc.
January 1999

PETER E.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                $16,608.57         $180,000
MADDEN
Birth Date:      OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942             PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court;
One Royal        President, State Street Bank and Trust Company and State Street Corporation
Palm Way         (retired); Director, VISA USA and VISA International; Chairman and Director,
100 Royal        Massachusetts Bankers Association; Director, Depository Trust Corporation;
Palm Way         Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1991

CHARLES F.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;               $18,269.57         $198,000
MANSFIELD,       Management Consultant.
JR.
Birth Date:      PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,        Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail
1945             Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA
80 South         (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of
Road             Banking and Finance, Frank G. Zarb School of Business, Hofstra University;
Westhampton      Executive Vice President DVC Group, Inc. (marketing, communications and
Beach, NY        technology).
TRUSTEE
Began
serving:
January 1999

JOHN E.          PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                $22,145.36         $234,000
MURRAY, JR.,     Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.     Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,     OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932             construction, operations and technical services).
Chancellor,
Duquesne         PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University       University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,      University School of Law.
PA
TRUSTEE
Began
serving:
February
1995

THOMAS M.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;               $12,386.42          $45,000
O'NEILL          Managing Director and Partner, Navigator Management Company, L.P. (investment and
Birth Date:      strategic consulting).
June 14,
1951             OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers,
95 Standish      Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Street
P.O. Box         PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and
2779             Chief Investment Officer, Fleet Investment Advisors; President and Chief
Duxbury, MA      Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman,
TRUSTEE          Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam
Began            Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.
serving:
October 2006
MARJORIE P.      PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex.              $16,608.57         $180,000
SMUTS
Birth Date:      PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator;
June 21,         National Spokesperson, Aluminum Company of America; television producer;
1935             President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1988

JOHN S.          PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;              $16,608.57         $180,000
WALSH            President and Director, Heat Wagon, Inc. (manufacturer of construction temporary
Birth Date:      heaters); President and Director, Manufacturers Products, Inc. (distributor of
November 28,     portable construction heaters); President, Portable Heater Parts, a division of
1957             Manufacturers Products, Inc.
2604 William
Drive            PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999
JAMES F.         PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex; Prior        $16,608.57         $134,416
WILL             to June 2006, Vice Chancellor and President, Saint Vincent College.
Birth Date:
October 12,      OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
1938
721 E.           PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.;
McMurray         President and Chief Executive Officer, Cyclops Industries; President and Chief
Road             Operating Officer, Kaiser Steel Corporation.
McMurray PA
TRUSTEE
Began
serving:
April 2006


OFFICERS**

NAME
BIRTH DATE
POSITIONS
HELD WITH   PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
TRUST
DATE
SERVICE
BEGAN
JOHN W.     PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive
MCGONIGLE   Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26, PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director,
1938        Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
AND
SECRETARY
Began
serving:
October
1988

RICHARD A.  PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President,
NOVAK       Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services,
Birth Date: Inc. and Southpointe Distribution Services, Inc.
December
25, 1963    PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held
TREASURER   various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Began
serving:
January
2006

RICHARD B.  PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER      Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17,     PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
1923        President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.
VICE
PRESIDENT
Began
serving:
October
1988

BRIAN P.    PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President
BOUDA       and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda
Birth Date: joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
February
28, 1947
CHIEF
COMPLIANCE
OFFICER AND
SENIOR VICE
PRESIDENT
Began
serving:
August 2004

DEBORAH A.  PRINCIPAL OCCUPATIONS:  Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was
CUNNINGHAM  named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined
Birth Date: Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997.
September   Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.
15, 1959
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

MARY JO     PRINCIPAL OCCUPATIONS:  Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004.
OCHSON      She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser
Birth Date: since 1996.  Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of
September   Pittsburgh.
12, 1953
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

SUSAN R.    PRINCIPAL OCCUPATIONS: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a
HILL        Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a
Birth Date: Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an
June 20,    Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and
1963        received an M.S. in Industrial Administration from Carnegie Mellon University.
VICE
PRESIDENT
Began
serving:
May 2004

JEFF A.     PRINCIPAL OCCUPATIONS: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has
KOZEMCHAK   been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a
Birth Date: Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered
January 15, Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
1960
VICE
PRESIDENT
Began
serving:
May 2004

PAIGE M.    PRINCIPAL OCCUPATIONS: Paige M. Wilhelm is Vice President of the Trust.  Ms. Wilhelm joined Federated in 1985 and has
WILHELM     been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager.  She is
Birth Date: responsible for portfolio management and research in the fixed-income area concentrating on taxable money market
May 28,     instruments.  Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor;
1962        Performance Analyst, Federated Investment Counseling.  Ms. Wilhelm is a member of the CFA Society of Pittsburgh and
VICE        received her B.S. from Indiana University and her M.B.A. from Duquesne University.
PRESIDENT
Began
serving:
August 2006

**Officers do not receive any compensation from the Fund.

In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.

COMMITTEES OF THE BOARD

                                                                                                                           MEETINGS
BOARD          COMMITTEE                                                                                                   HELD
COMMITTEE      MEMBERS          COMMITTEE FUNCTIONS                                                                        DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR

EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may exercise       None
               Donahue          all the powers of the full Board in the management and direction of the business and
               John E.          conduct of the affairs of the Trust in such manner as the Executive Committee shall
               Murray, Jr.,     deem to be in the best interests of the Trust.  However, the Executive Committee
               J.D., S.J.D.     cannot elect or remove Board members, increase or decrease the number of Trustees,
               John S.          elect or remove any Officer, declare dividends, issue shares or recommend to
               Walsh            shareholders any action requiring shareholder approval.

AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial             Nine
               Bigley           reporting process of the Fund, the Fund`s internal control over financial reporting,
               John T.          and the quality, integrity and independent audit of the Fund`s financial statements.
               Conroy, Jr.      The Committee also oversees or assists the Board with the oversight of compliance with
               Nicholas P.      legal requirements relating to those matters, approves the engagement and reviews the
               Constantakis     qualifications, independence and performance of the Fund`s independent registered
               Charles F.       public accounting firm, acts as a liaison between the independent registered public
               Mansfield,       accounting firm and the Board and reviews the Fund`s internal audit function.
               Jr.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees, selects        Two
               Bigley           and nominates persons for election to the Fund`s Board when vacancies occur. The
               John T.          Committee will consider candidates recommended by shareholders, Independent Trustees,
               Conroy, Jr.      officers or employees of any of the Fund`s agents or service providers and counsel to
               Nicholas P.      the Fund. Any shareholder who desires to have an individual considered for nomination
               Constantakis     by the Committee must submit a recommendation in writing to the Secretary of the Fund,
               John F.          at the Fund's address appearing on the back cover of this Statement of Additional
               Cunningham       Information. The recommendation should include the name and address of both the
               Peter E.         shareholder and the candidate and detailed information concerning the candidate's
               Madden           qualifications and experience. In identifying and evaluating candidates for
               Charles F.       consideration, the Committee shall consider such factors as it deems appropriate.
               Mansfield,       Those factors will ordinarily include:  integrity, intelligence, collegiality,
               Jr.              judgment, diversity, skill, business and other experience, qualification as an
               John E.          "Independent Trustee," the existence of material relationships which may create the
               Murray, Jr.      appearance of a lack of independence, financial or accounting knowledge and
                Thomas       experience, and dedication and willingness to devote the time and attention necessary
               M.               to fulfill Board responsibilities.
               O'Neill
               Marjorie P.
               Smuts
               John S.
               Walsh
               James F.
               Will

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2006

                                                                               AGGREGATE
                                                DOLLAR RANGE OF          DOLLAR RANGE OF
                                                   SHARES OWNED          SHARES OWNED IN
INTERESTED                            IN PRIME OBLIGATIONS FUND      FEDERATED FAMILY OF
BOARD MEMBER NAME                                                   INVESTMENT COMPANIES

John F. Donahue                                            None            Over $100,000
J. Christopher Donahue                                     None            Over $100,000
Lawrence D. Ellis, M.D.                                    None            Over $100,000

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                                           None            Over $100,000
John T. Conroy, Jr.                                        None            Over $100,000
Nicholas P. Constantakis                             $1-$10,000            Over $100,000
John F. Cunningham                                         None            Over $100,000
Peter E. Madden                                            None            Over $100,000
Charles F. Mansfield, Jr.                                  None            Over $100,000
John E. Murray, Jr., J.D., S.J.D.                          None            Over $100,000
 Thomas M. O'Neill                                      None       Over $100,000
Marjorie P. Smuts                                          None            Over $100,000
John S. Walsh                                              None            Over $100,000
James F. Will                                              None                     None

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICIES
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

PROXY VOTING PROCEDURES
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions.  The Proxy Committee directs ISS by means of Proxy
Voting Guidelines, and ISS may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.  The Adviser's proxy voting procedures generally permit the Proxy
Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

CONFLICTS OF INTEREST
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

PROXY VOTING REPORT
 A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available from Federated''s website at
FederatedInvestors.com.  To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under
"Related Information", then select the appropriate link opposite the name of the
Fund; or select the name of the Fund and, from the Fund's page, click on the
"Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of the Fund's top ten holdings, percentage breakdowns of the portfolio by credit quality, type of security and effective maturity range.

 To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link.

 You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under
"Related Information" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies and to commodities exchange clearing corporations in connection with qualifying the Fund's Shares for use as margin collateral.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.
A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this
SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund.  The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

 On July 31, 2007, the Fund owned securities of the following regular broker/dealers:

 Barclays Bank             $510,500,000
----------------------------------------
               Citigroup $1,044,000,000
----------------------------------------
            Deutche Bank $1,129,000,000
----------------------------------------
                  Fortis   $415,000,000
----------------------------------------
           Goldman Sachs   $793,000,000
----------------------------------------
         JP Morgan Chase   $185,000,000
----------------------------------------
           Merrill Lynch   $415,000,000
----------------------------------------
          Morgan Stanley   $978,800,000
----------------------------------------
        Societe Generale   $920,000,000
----------------------------------------
                    UBS    $115,000,000
----------------------------------------

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the
Fund and most of the other Federated funds:

                        AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE     NET ASSETS OF THE FEDERATED FUNDS
 0.150 of 1%            on the first $5 billion
 0.125 of 1%            on the next $5 billion
 0.100 of 1%            on the next $10 billion
 0.075 of 1%            on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-
pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street
Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund conducts its audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

 This information for the fiscal year ended July 31, 2007 has been audited by
KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.
As discussed in the Annual Report, the information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.

On August 18, 2006, the Fund's Board, upon recommendation of the Audit
Committee, appointed KPMG LLP as the Fund's independent registered public
accounting firm for the fiscal year ending July 31, 2007.   On the same date,
the Fund's former auditor, Deloitte & Touche LLP, resigned.  See the Fund's
Annual Report for further information regarding the change in independent registered public accounting firm.

FEES PAID BY THE FUND FOR SERVICES

 FOR THE YEAR ENDED JULY 31, 2007            2007        2006            2005

Advisory Fee Earned                      $44,202,351     $43,223,840     $37,734,011
Advisory Fee Reduction                   $17,921,315     $17,467,455     $15,483,159
Administrative Fee                       $16,841,096     $16,468,283     $14,376,658
SHAREHOLDER SERVICES FEE:
 Institutional Shares                    $--             --              --


Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
 Total returns are given for the one-year, five-year and ten-year periods ended July 31, 2007.

Yield and Effective Yield are given for the 7-day period ended July 31, 2007.

                           7-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS
 INSTITUTIONAL SHARES:
 Total Return              N/A              5.30%      2.83%       3.88%
 Yield                     5.20%            N/A        N/A         N/A
 Effective Yield           5.34%            N/A        N/A         N/A


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated  to  providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated  is  a firm with independent research, product  breadth  and  industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global  clients  through  a disciplined investment process and an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

EQUITIES
  As  of  December  31,  2006, Federated managed  48  equity  funds  totaling approximately $28.7 billion in  assets  across  growth,  value,  equity  income, international, index and sector allocation styles.

TAXABLE FIXED-INCOME
  As of December 31, 2006, Federated managed 35 taxable bond funds including:
high-yield,  multi-sector,  mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $15.2 billion.

TAX FREE FIXED-INCOME
 As of December 31, 2006,  Federated  managed  14  municipal  bond funds with approximately  $2.9 billion in assets and 22 municipal money market  funds  with approximately $27.6 billion in total assets.

MONEY MARKET FUNDS
 As of December  31,  2006, Federated managed $155.2 billion in assets across
51 money market funds, including  17  government,  11  prime, 22 municipal and 1 euro-denominated with assets approximating $63.5 billion,  $64.0  billion, $27.6 billion and $82.9 million.

The   Chief  Investment  Officers  responsible  for  oversight  of  the  various investment  sectors  within  Federated  are:  Stephen  F.  Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA,
for  Tax  Free  Fixed-Income; and Deborah A. Cunningham, CFA, for  Money  Market
Funds.

FINANCIAL INFORMATION

 The Financial Statements for the Fund for the fiscal year ended July 31,
2007 are incorporated herein by reference to the Annual Report to Shareholders of Prime Obligations Fund dated July 31, 2007.

INVESTMENT RATINGS

STANDARD & POOR'S (S&P) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+)
designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note-rating symbols combined with commercial paper symbols
(i.e., SP-1+/A-1+).

S&P COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--A Short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A Short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

S&P LONG-TERM DEBT RATINGS
AAA--An obligation rated 'AAA' has the highest assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA--An obligation rated 'AA' differs from the highest rated obligations only in small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A--An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

MOODY'S INVESTORS SERVICE (MOODY'S) SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or
VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)
RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

MOODY'S COMMERCIAL PAPER (CP) RATINGS
PRIME-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S  LONG-TERM DEBT RATINGS
AAA-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH RATINGS SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--HIGHEST CREDIT QUALITY. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--VERY HIGH CREDIT QUALITY. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--HIGH CREDIT QUALITY. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--GOOD CREDIT QUALITY. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

DBRS SHORT-TERM DEBT AND COMMERCIAL PAPER RATING DEFINITIONS
As is the case with all DBRS rating scales, commercial paper ratings are meant to give an indication of the risk that the borrower will not fulfill its obligations in a timely manner.

R-1 (HIGH) Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

R-1 (MIDDLE) Short-term debt rated "R-1 (middle)" is of SUPERIOR CREDIT QUALITY and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the
"R-1 (high)" category (which few companies are able to achieve), entities rated
"R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (LOW) Short-term debt rated "R-1 (low)" is of SATISFACTORY CREDIT QUALITY.
The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (HIGH), R-2 (MIDDLE), R-2 (LOW) Short-term debt rated "R-2" is of ADEQUATE
CREDIT QUALITY and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

DBRS LONG-TERM DEBT RATING DEFINITIONS
As is the case with all DBRS rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments.

"AAA" Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance.
Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

"AA" Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated
AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated
AA are also considered to be strong credits which typically exemplify above-
average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

"A" Bonds rated "A" are of SATISFACTORY CREDIT QUALITY. Protection of interest and principal is still substantial, but the degree of strength is less than with
AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

"HIGH" OR "LOW" grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that
"high" and "low" grades are not used for the AAA category.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
These ratings are assigned to debt and preferred stock issues.

AAA-EXCEPTIONAL.  Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

AA-VERY STRONG.  Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

A-STRONG.  Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

BBB-ADEQUATE.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category.  A company's Long-Term Credit Rating also may be assigned an Under Review modifier
("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an ("i") denote indicative ratings.  Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ -STRONGEST.  Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 -OUTSTANDING.  Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 -SATISFACTORY.  Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 -ADEQUATE.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months.  Public Data Ratings are not assigned an Outlook.  Ratings Outlooks are as follows:

POSITIVE-Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

NEGATIVE-Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

STABLE-Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

ADDRESSES

PRIME OBLIGATIONS FUND

Institutional Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
99 High Street
Boston, MA 02110

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
 N/A

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

LEGAL COUNSEL
Dickstein Shapiro LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset

SECURITY PRICING SERVICES
Reuters
Standard & Poor's
FT Interactive Data
Bear Stearns

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.

Lipper

Morningstar

NASDAQ

Value Line

Wiesenberger/Thompson Financial

OTHER
Investment Company Institute

TRUST FOR U.S. TREASURY OBLIGATIONS

A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST

STATEMENT OF ADDITIONAL INFORMATION

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SEPTEMBER 30, 2007

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Trust for U.S. Treasury Obligations
(Fund), dated September 30, 2007.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.


                                         CONTENTS
                                         How is the Fund Organized?.............
                                         Securities in Which the Fund Invests...
                                         How is the Fund Sold?..................
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Fund?..............................
                                         How Does the Fund Measure Performance?.
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Addresses..............................
                                         Appendix...............................

                                -0-

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust).
The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The
Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on July 29, 1979, was reorganized as a portfolio of the Trust on April 30, 1999. The Fund's investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

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The principal securities in which the Fund may invest are described in the prospectus. In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate.  The rate may be a fixed percentage of the principal or adjusted periodically.  In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price.  A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount.  If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The Fund may invest in the following types of fixed-income securities:

U.S. TREASURY SECURITIES
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

ZERO COUPON SECURITIES
Certain U.S. Treasury securities in which the Fund invests may be zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest
(referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

CALLABLE SECURITIES
Certain fixed-income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

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SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions, so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund.  Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-
term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan
Rate.

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ASSET SEGREGATION
In order to secure its obligations in connection with special transactions, the
Fund will either enter into offsetting transactions or set aside readily marketable securities. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction.  This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

LEVERAGE RISKS
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

RISKS ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser.  Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities.  Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and Investment Allocation."

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is to provide stability of principal and current income consistent with stability of principal.


"U.S. Treasury obligations" refers to instruments which are issued or guaranteed as to principal and interest by the U.S. Treasury and therefore constitute obligations of the United States of America. U.S. Treasury obligations include such instruments as:

(i) U.S. Treasury bills, notes and bonds; and (ii) instruments of the Export-
Import Bank of the U.S., the General Services Administration, the Small Business
Administration and the Washington Metropolitan Area Transit Authority, maturing in thirteen months or less from the date of acquisition or purchased pursuant to repurchase agreements which provide for repurchase by the seller within thirteen months from the date of acquisition. The Fund may also purchase U.S. Treasury obligations on a when-issued or delayed delivery basis.

The Fund may attempt to increase yield by trading portfolio instruments to take advantage of short-term market variations.

The investment objective and policies may not be changed by the Fund's Board without shareholder approval, except that the underlined portions of the above policy may be changed without shareholder approval.

INVESTMENT LIMITATIONS

PURCHASES ON MARGIN
The Fund will not purchase any portfolio instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio instruments.

SELLING SHORT
The Fund will not sell any portfolio instruments short.

PLEDGING ASSETS
The Fund will not mortgage, pledge or hypothecate assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of the total assets at the time of the pledge.

LENDING
The Fund will not lend any of its assets (except that it may purchase or hold
U.S. Treasury obligations including repurchase agreements as permitted by its investment objective and policies).

BORROWING MONEY
The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then (a) only in amounts not in excess of 5% of the value of its total assets or (b) in an amount up to one-third of the value of its total assets including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio instruments (any such borrowings under this section will not be collateralized). This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests where liquidation of portfolio instruments is deemed to be inconvenient or disadvantageous.
Interest paid by the Fund on borrowed funds will not be available for investment.

DIVERSIFICATION
The Fund is a "diversified company" within the meaning of the Investment Company
Act of 1940, as amended, (1940 Act) and any rules, regulations, or interpretations thereunder.

UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.

INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, including limited partnership interests.

INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts or commodity futures contracts.

CONCENTRATION
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD
WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL
CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

RESTRICTED SECURITIES
The Fund will not invest in securities subject to restrictions on resale under federal securities law.

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ILLIQUID SECURITIES
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.


INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a

U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be
"cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While Financial Industry
Regulatory Authority (FINRA) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other
Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the
Distributor or the Federated funds and any services provided.


The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.


The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as FINRA.


SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of September 5, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Computershare Trust Co.
Inc., Golden, CO, owned approximately 143,904,259 Shares (10.30%); Naban & Co.,
Muncie, IN, owned approximately 44,181,533 Shares (8.41%); Naidot & Co.,
Woodbridge, NJ, owned approximately 36,651,222 Shares (6.98%), and Renasant
Bank, Tupelo, MS, owned approximately 31,083,315 Shares (5.92%).


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES
The  Board  is  responsible  for  managing  the Trust's business affairs and for exercising all the Trust's powers except those  reserved  for  the shareholders.
The  following  tables give information about each Board member and  the  senior officers of the Fund.  Where  required, the tables separately list Board members who are "interested persons" of  the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent"  Board  members). Unless otherwise noted, the  address of each person listed is Federated Investors  Tower,  1001  Liberty
Avenue,  Pittsburgh,  PA.   As  of  December  31,  2006,  the Trust comprised 40
portfolios, and the Federated Fund Complex consisted of 45  investment companies
(comprising  148  portfolios). Unless otherwise noted, each Officer  is  elected annually. Unless otherwise  noted,  each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of September 5, 2007, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND       FROM TRUST
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL              AND
TRUST                                                                                                         YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
JOHN F.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0               $0
DONAHUE*         Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund
Birth Date:      Complex's Executive Committee.
July 28,
1924             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated
TRUSTEE          Investment Management Company and Chairman and Director, Federated Investment
Began            Counseling.
serving:
October 1988

J.               PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated               $0               $0
CHRISTOPHER      Fund Complex; Director or Trustee of some of the Funds in the Federated Fund
DONAHUE*         Complex; President, Chief Executive Officer and Director, Federated Investors,
Birth Date:      Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee,
April 11,        Federated Investment Counseling; Chairman and Director, Federated Global
1949             Investment Management Corp.; Chairman, Federated Equity Management Company of
PRESIDENT        Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
AND TRUSTEE      Federated); Trustee, Federated Shareholder Services Company; Director, Federated
Began            Services Company.
serving:
April 1989       PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                 Chief Executive Officer, Federated Investment Management Company, Federated
                 Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $399.41         $180,000
ELLIS, M.D.*     Professor of Medicine, University of Pittsburgh; Medical Director, University of
Birth Date:      Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist,
October 11,      University of Pittsburgh Medical Center.
1932
3471 Fifth       OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of
Avenue           America.
Suite 1111
Pittsburgh,      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of
PA               Pittsburgh Medical Center.
TRUSTEE
Began
serving:
October 1988

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME                                                                                                                           TOTAL
BIRTH DATE                                                                                                AGGREGATE     COMPENSATION
ADDRESS                                                                                                COMPENSATION             FROM
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND        TRUST AND
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL        FEDERATED
TRUST                                                                                                         YEAR)     FUND COMPLEX
DATE SERVICE                                                                                                                   (PAST
BEGAN                                                                                                                       CALENDAR
                                                                                                                               YEAR)
THOMAS G.        PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $439.32         $198,000
BIGLEY
Birth Date:      OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,      Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old           PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Timber Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
November
1994

JOHN T.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $439.32         $198,000
CONROY, JR.      Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:      private real estate ventures in Southwest Florida.
June 23,
1937             PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Investment       President, John R. Wood and Associates, Inc., Realtors; President, Naples
Properties       Property Management, Inc. and Northgate Village Development Corporation.
Corporation
3838 North
Tamiami
Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1991

NICHOLAS P.      PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $439.32         $198,000
CONSTANTAKIS
Birth Date:      OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,     Baker Corporation (engineering and energy services worldwide).
1939
175              PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Woodshire
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1999

JOHN F.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                   $399.41         $180,000
CUNNINGHAM       Director, QSGI, Inc. (technology services company).
Birth Date:
March 5,         OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
1943             Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston
353 El           College.
Brillo Way
Palm Beach,      PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
FL               (computer storage systems); Chairman of the Board and Chief Executive Officer,
TRUSTEE          Computer Consoles, Inc.; President and Chief Operating Officer, Wang
Began            Laboratories; Director, First National Bank of Boston; Director, Apollo Computer,
serving:         Inc.
January 1999

PETER E.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                   $399.41         $180,000
MADDEN
Birth Date:      OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942             PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court;
One Royal        President, State Street Bank and Trust Company and State Street Corporation
Palm Way         (retired); Director, VISA USA and VISA International; Chairman and Director,
100 Royal        Massachusetts Bankers Association; Director, Depository Trust Corporation;
Palm Way         Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1991

CHARLES F.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $439.32         $198,000
MANSFIELD,       Management Consultant.
JR.
Birth Date:      PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,        Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail
1945             Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA
80 South         (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of
Road             Banking and Finance, Frank G. Zarb School of Business, Hofstra University;
Westhampton      Executive Vice President DVC Group, Inc. (marketing, communications and
Beach, NY        technology).
TRUSTEE
Began
serving:
January 1999

JOHN E.          PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                   $532.52         $234,000
MURRAY, JR.,     Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.     Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,     OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932             construction, operations and technical services).
Chancellor,
Duquesne         PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University       University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,      University School of Law.
PA
TRUSTEE
Began
serving:
February
1995

THOMAS M.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $298.99          $45,000
O'NEILL          Managing Director and Partner, Navigator Management Company, L.P. (investment and
Birth Date:      strategic consulting).
June 14,
1951             OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers,
95 Standish      Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Street
P.O. Box         PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and
2779             Chief Investment Officer, Fleet Investment Advisors; President and Chief
Duxbury, MA      Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman,
TRUSTEE          Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam
Began            Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.
serving:
October 2006
MARJORIE P.      PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex.                 $399.41         $180,000
SMUTS
Birth Date:      PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator;
June 21,         National Spokesperson, Aluminum Company of America; television producer;
1935             President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1988

JOHN S.          PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;                 $399.41         $180,000
WALSH            President and Director, Heat Wagon, Inc. (manufacturer of construction temporary
Birth Date:      heaters); President and Director, Manufacturers Products, Inc. (distributor of
November 28,     portable construction heaters); President, Portable Heater Parts, a division of
1957             Manufacturers Products, Inc.
2604 William
Drive            PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999
JAMES F.         PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex; Prior           $399.41         $134,416
WILL             to June 2006, Vice Chancellor and President, Saint Vincent College.
Birth Date:
October 12,      OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
1938
721 E.           PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.;
McMurray         President and Chief Executive Officer, Cyclops Industries; President and Chief
Road             Operating Officer, Kaiser Steel Corporation.
McMurray PA
TRUSTEE
Began
serving:
April 2006

OFFICERS**

NAME
BIRTH DATE
POSITIONS
HELD WITH   PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
TRUST
DATE
SERVICE
BEGAN
JOHN W.     PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive
MCGONIGLE   Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26, PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director,
1938        Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
AND
SECRETARY
Began
serving:
October
1988

RICHARD A.  PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President,
NOVAK       Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services,
Birth Date: Inc. and Southpointe Distribution Services, Inc.
December
25, 1963    PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held
TREASURER   various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Began
serving:
January
2006

RICHARD B.  PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER      Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17,     PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
1923        President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.
VICE
PRESIDENT
Began
serving:
October
1988

BRIAN P.    PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President
BOUDA       and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda
Birth Date: joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
February
28, 1947
CHIEF
COMPLIANCE
OFFICER
AND SENIOR
VICE
PRESIDENT
Began
serving:
January
2006

DEBORAH A.  PRINCIPAL OCCUPATIONS:  Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004 and is
CUNNINGHAM  a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice
Birth Date: President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in
September   Finance from Robert Morris College.
15, 1959
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

MARY JO     PRINCIPAL OCCUPATIONS:  Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004.
OCHSON      She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser
Birth Date: since 1996.  Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of
September   Pittsburgh.
12, 1953
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

SUSAN R.    PRINCIPAL OCCUPATIONS: Susan R. Hill has been the Fund's Portfolio Manager since January 1994. She is Vice President of
HILL        the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice
Birth Date: President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice
June 20,    President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994
1963        until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie
VICE        Mellon University.
PRESIDENT
Began
serving:
May 2004

JEFF A.     PRINCIPAL OCCUPATIONS: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has
KOZEMCHAK   been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a
Birth Date: Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered
January 15, Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.
1960
VICE
PRESIDENT
Began
serving:
May 2004

PAIGE M.    PRINCIPAL OCCUPATIONS: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has
WILHELM     been a Senior Vice President of the Fund's Adviser since January 2006. and a Senior Portfolio Manager.  She is
Birth Date: responsible for portfolio management and research in the fixed-income area concentrating on taxable money market
May 28,     instruments.  Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor;
1962        Performance Analyst, Federated Investment Counseling.  Ms. Wilhelm is a member of the CFA Society of Pittsburgh and
VICE        received her B.S. from Indiana University and her M.B.A. from Duquesne University.
PRESIDENT
Began
serving:
May 2004

**Officers do not receive any compensation from the Fund.

In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.

COMMITTEES OF THE BOARD

                                                                                                                       MEETINGS HELD
BOARD          COMMITTEE                                                                                               DURING LAST
COMMITTEE      MEMBERS          COMMITTEE FUNCTIONS                                                                    FISCAL YEAR

EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may           Two
               Donahue          exercise all the powers of the full Board in the management and direction of the
               John E.          business and conduct of the affairs of the Trust in such manner as the Executive
               Murray, Jr.,     Committee shall deem to be in the best interests of the Trust.  However, the
               J.D., S.J.D.     Executive Committee cannot elect or remove Board members, increase or decrease the
               John S.          number of Trustees, elect or remove any Officer, declare dividends, issue shares
               Walsh            or recommend to shareholders any action requiring shareholder approval.

AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial        Seven
               Bigley           reporting process of the Fund, the Fund's internal control over financial
               John T.          reporting, and the quality, integrity and independent audit of the Fund's
               Conroy, Jr.      financial statements.  The Committee also oversees or assists the Board with the
               Nicholas P.      oversight of compliance with legal requirements relating to those matters,
               Constantakis     approves the engagement and reviews the qualifications, independence and
               Charles F.       performance of the Fund's independent registered public accounting firm, acts as a
               Mansfield,       liaison between the independent registered public accounting firm and the Board
               Jr.              and reviews the Fund's internal audit function.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees,           One
               Bigley           selects and nominates persons for election to the Fund's Board when vacancies
               John T.          occur. The Committee will consider candidates recommended by shareholders,
               Conroy, Jr.      Independent Trustees, officers or employees of any of the Fund's agents or service
               Nicholas P.      providers and counsel to the Fund. Any shareholder who desires to have an
               Constantakis     individual considered for nomination by the Committee must submit a recommendation
               John F.          in writing to the Secretary of the Fund, at the Fund's address appearing on the
               Cunningham       back cover of this Statement of Additional Information. The recommendation should
               Peter E.         include the name and address of both the shareholder and the candidate and
               Madden           detailed information concerning the candidate's qualifications and experience. In
               Charles F.       identifying and evaluating candidates for consideration, the Committee shall
               Mansfield,       consider such factors as it deems appropriate.  Those factors will ordinarily
               Jr.              include:  integrity, intelligence, collegiality, judgment, diversity, skill,
               John E.          business and other experience, qualification as an "Independent Trustee," the
               Murray, Jr.      existence of material relationships which may create the appearance of a lack of
               Thomas M.        independence, financial or accounting knowledge and experience, and dedication and
               O'Neill          willingness to devote the time and attention necessary to fulfill Board
               Marjorie P.      responsibilities.
               Smuts
               John S.
               Walsh
               James F.
               Will

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2006

                                                                                            AGGREGATE
                                                             DOLLAR RANGE OF          DOLLAR RANGE OF
                                                                SHARES OWNED          SHARES OWNED IN
INTERESTED                            IN TRUST FOR U.S. TREASURY OBLIGATIONS      FEDERATED FAMILY OF
BOARD MEMBER NAME                                                                INVESTMENT COMPANIES

John F. Donahue                                                Over $100,000            Over $100,000
J. Christopher Donahue                                                  None            Over $100,000
Lawrence D. Ellis, M.D.                                                 None            Over $100,000

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                                                        None            Over $100,000
John T. Conroy, Jr.                                                     None            Over $100,000
Nicholas P. Constantakis                                                None            Over $100,000
John F. Cunningham                                                      None            Over $100,000
Peter E. Madden                                                         None            Over $100,000
Charles F. Mansfield, Jr.                                               None            Over $100,000
John E. Murray, Jr., J.D., S.J.D.                                       None            Over $100,000
Thomas M. O'Neill                                                       None            Over $100,000
Marjorie P. Smuts                                                       None            Over $100,000
John S. Walsh                                                           None            Over $100,000
James F. Will                                                           None                     None


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above .45% of its average daily net assets.
The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICIES
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

PROXY VOTING PROCEDURES
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions.  The Proxy Committee directs ISS by means of Proxy
Voting Guidelines, and ISS may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.  The Adviser's proxy voting procedures generally permit the Proxy
Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

CONFLICTS OF INTEREST
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

PROXY VOTING REPORT
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available from Federated''s website at
FederatedInvestors.com.  To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under
"Related Information", then select the appropriate link opposite the name of the
Fund; or select the name of the Fund and, from the Fund's page, click on the
"Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include percentage breakdowns of the portfolio by credit quality tier, portfolio composition, and effective maturity range.

To access this information from the "Products" section of the website, click on the "Portfolio Holdings" link under "Related Information" and select the appropriate link opposite the name of the Fund, or select the name of the Fund, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link.

You may also access portfolio information as of the end of the Fund's fiscal quarters from the "Products" section of the website.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the "Prospectuses and Regulatory Reports" link under
"Related Information" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund.  The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the
Fund and most of the other Federated funds:


                        AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE     NET ASSETS OF THE FEDERATED FUNDS
 0.150 of 1%            on the first $5 billion
 0.125 of 1%            on the next $5 billion
 0.100 of 1%            on the next $10 billion
 0.075 of 1%            on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-
pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst & Young
LLP, conducts its audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

 FOR THE YEAR ENDED JULY 31        2007           2006           2005
 Advisory Fee Earned            $1,995,685     $2,018,872     $2,307,245
 Advisory Fee Reduction         $350,171       $354,351       $365,325
 Administrative Fee             $380,179       $384,595       $439,530
 SHAREHOLDER SERVICES FEE:      --             --             --
If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year periods ended
July 31, 2007.

Yield and Effective Yield are given for the 7-day period ended July 31, 2007.

                     7-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS
 Total Return        N/A              4.91%      2.45%       3.46%
 Yield               4.80%            N/A        N/A         N/A
 Effective Yield     4.92%            N/A        N/A         N/A


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated  to  providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated  is  a firm with independent research, product  breadth  and  industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global  clients  through  a disciplined investment process and an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.


FEDERATED FUNDS OVERVIEW

EQUITIES
As  of  December  31,  2006,  Federated  managed   48   equity   funds  totaling
approximately  $28.7  billion  in  assets  across growth, value, equity  income, international, index and sector allocation styles.

TAXABLE FIXED-INCOME
As  of December 31, 2006, Federated managed 35  taxable  bond  funds  including:
high-yield,  multi-sector,  mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $15.2 billion.

TAX FREE FIXED-INCOME
As  of  December  31, 2006, Federated  managed  14  municipal  bond  funds  with approximately $2.9  billion  in  assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

MONEY MARKET FUNDS
As of December 31, 2006, Federated  managed  $155.2  billion in assets across 51 money market funds, including 17 government, 11 prime,  22 municipal and 1 euro-
denominated  with  assets  approximating  $63.5  billion, $64.0  billion,  $27.6 billion and $82.9 million.

The  Chief  Investment  Officers  responsible  for  oversight   of  the  various
investment  sectors  within  Federated  are:  Stephen  F. Auth, CFA, for  Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA,
for  Tax  Free Fixed-Income; and Deborah A. Cunningham, CFA,  for  Money  Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended July 31, 2007 are incorporated herein by reference to the Annual Report to Shareholders of
Trust for U.S. Treasury Obligations dated July 31, 2007.


ADDRESSES

TRUST FOR U.S. TREASURY OBLIGATIONS

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX


The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
Not Applicable

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset

SECURITY PRICING SERVICES
Not Applicable

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
Lipper
Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
Investment Company Institute
Astec Consulting Group, Inc.

PART C.         OTHER INFORMATION.

Item 23      Exhibits:

             (a)    (i)          Conformed copy of Restatement and
                                 Amendment Numbers 1-18 to the
                                 Declaration of Trust of the Registrant;
                                 (35)
                    (ii)         Form of Declaration of Trust Amendment
                                 No. 19; (42)
                    (iii)        Conformed copy of Amendment No. 20 to
                                 the Amended and Restated Declaration of
                                 Trust; (43)
                    (iv)         Conformed copy of Amendment No. 21 to
                                 the Amended and Restated
                                 Declaration of Trust; (50)
                    (v)          Conformed copy of Amendment No. 22 to
                                 the Amended and Restated Declaration of
                                 Trust; (55)
                    (vi)         Conformed copy of Amendment No. 23 to
                                 the Amended and Restated Declaration of
                                 Trust; (57)
                    (vii)        Conformed copy of Amendment No. 24
                                 to the Amended and Restated Declaration
                                 of Trust; (58)
                    (viii)       Conformed copy of Amendment No. 25 to
                                 the Amended and Restated Declaration of
                                 Trust;(59)
                    (ix)         Conformed copy of Amendment No. 26 to
                                 the Amended and Restated Declaration of
                                 Trust; (59)
                    (x)          Conformed copy of Amendment No. 27
                                 to the Amended and Restated Declaration
                                 of Trust; (62)
                    (xi)         Conformed copy of Amendment No. 28
                                 to the Amended and Restated Declaration
                                 of Trust; (62)
             (b)    (i)          Copy of By-Laws and Amendments 1-4 of
                                 the Registrant; (35)
                    (ii)         Amendment #5 to By-Laws (42)
                    (iii)        Amendment #6 to By-Laws (46)
                    (iv)         Amendment #7 to By-Laws (52)
                    (v)          Amendment #8 to By-Laws (59)
                    (vi)         Amendment #9 to By-Laws (60)
             (c)                 Copy of Specimen Certificate for Shares
                                 of Beneficial Interest of the
                                 Registrant; (See Appendix)
             (d)    (i)          Conformed copy of Investment Advisory
                                 Contract and Exhibits A-PP of the
                                 Registrant; (35)
                    (ii)         Conformed copy of Amendment to the
                                 Investment Advisory Contract of the
                                 Registrant; (38)
                    (iii)        Conformed copy of Exhibit QQ to the
                                 Investment Advisory Contract of the
                                 Registrant; (44)
                    (iv)         Conformed copy of Exhibit RR through
                                 Exhibit TT to the Investment Advisory
                                 Contract of the Registrant; (56)
                    (v)          Amendment #1 to Exhibit H to Investment
                                 Advisory Contract of the
                                 Registrant;(58)
                    (vi)         Conformed copy of Amendment #1 to
                                 Exhibit T to the Investment Advisory
                                 Contract of the Registrant; (62)
                    (vii)        Conformed copy of Amendment #1 to
                                 Exhibit U to the Investment Advisory
                                 Contract of the Registrant; (62)
                    (viii)       Conformed copy of Amendment #1 to
                                 Exhibit V to the Investment Advisory
                                 Contract of the Registrant; (62)
                    (ix)         Conformed copy of Amendment #1 to
                                 Exhibit AA to the Investment Advisory
                                 Contract of the Registrant; (62)
                    (x)          Conformed copy of Amendment #1 to
                                 Exhibit BB to the Investment Advisory
                                 Contract of the Registrant; (62)
                    (xi)         Conformed copy of Amendment #1 to
                                 Exhibit CC to the Investment Advisory
                                 Contract of the Registrant; (62)
                    (xii)        Conformed copy of Amendment #1 to
                                 Exhibit EE to the Investment Advisory
                                 Contract of the Registrant; (62)
                    (xiii)       Conformed copy of Amendment #1 to
                                 Exhibit GG to the Investment Advisory
                                 Contract of the Registrant; (62)
                    (xiv)        Conformed copy of Amendment #1 to
                                 Exhibit HH to the Investment Advisory
                                 Contract of the Registrant; (62)
                    (xv)         Conformed copy of Amendment #1 to
                                 Exhibit JJ to the Investment Advisory
                                 Contract of the Registrant; (62)
                    (xvi)        Conformed copy of Amendment #1 to
                                 Exhibit OO to the Investment Advisory
                                 Contract of the Registrant; (to be
                                 filed by amendment)
             (e)    (i)          Conformed copy of Distributor's
                                 Contract and Exhibits A-R of the
                                 Registrant; (35)
                    (ii)         Conformed copy of Exhibit S-W to the
                                 Distribution Contract of the
                                 Registrant; (54)
                    (iii)        Conformed copy of Amendment to the
                                 Distributor's Contract of the
                                 Registrant; (38)
                    (iv)         Conformed copy of Distributor's
                                 Contract of the Registrant;
                    (v)          (Liberty U.S. Government Money Market
                                 Trust - Class B Shares); (23)
                    (vi)         The Registrant hereby incorporates the
                                 conformed copy of the specimen Mutual
                                 Funds Sales and Service Agreement;
                                 Mutual Funds Service Agreement; and
                                 Plan Trustee/ Mutual Funds Service
                                 Agreement from Item 24(b)(6) of the
                                 Cash Trust Series II Registration
                                 Statement on Form N-1A filed with the
                                 Commission on July 24, 1995. (File Nos.
                                 33-38550 and 811-6269).
                    (vii)        Conformed copy of Amendment to the
                                 Distributor's Contract of the
                                 Registrant. (46)
                    (viii)       Conformed copy of Exhibits X-Y to the
                                 Distribution Contract of the
                                 Registrant; (57)
                    (ix)         Conformed copy of Exhibit U to the
                                 Distributor's Contract of the
                                 Registrant; (58)
                    (x)          Conformed copy of Exhibit Z to the
                                 Distributor's Contract of the
                                 Registrant; (62)
                    (xi)         Conformed copy of Exhibit AA to the
                                 Distributor's Contract of the
                                 Registrant; (+)
                    (xii)        Conformed copy of Exhibit K to the
                                 Distributor's Contract of the
                                 Registrant; (+)
             (f)                 Not applicable;
             (g)    (i)          Conformed copy of Custodian Agreement
                                 of the Registrant; (8)
                    (ii)         Conformed copy of Custodian Fee
                                 Schedule; (17)
                    (iii)        Conformed copy of the Custody Agreement
                                 (Federated Capital Reserves Fund,
                                 Federated Government Reserves Fund and
                                 Federated Municipal Trust) (62);
                    (iv)         Conformed copy of Custodian Contract
                                 between the Registrant and State Street
                                 Bank and Trust Company and Federated
                                 Services Company; (62)
                    (v)          Conformed copy of the Custody Agreement
                                 and Fund Accounting Agreement between
                                 Federated Capital Reserves Fund,
                                 Federated Government Reserves Fund,
                                 Federated Municipal Trust and the Bank
                                 of New York (+)
             (h)    (i)          Conformed copy of Principal Shareholder
                                 Services Agreement (Liberty U.S.
                                 Government Money Market Trust - Class B
                                 Shares); (23)
                    (ii)         Conformed copy of Shareholder Services
                                 Agreement (Liberty U.S Government Money
                                 Market Trust - Class B Shares); (23)
                    (iii)        The responses described in Item
                                 23(e)(iv) are hereby incorporated
                                 reference.
                    (iv)         The Registrant hereby incorporates
                                 the conformed copy of the Second
                                 Amended and Restated Services
                                 Agreement, with attached Schedule 1
                                 Revised 6/30/04, from Item 23(h)(vii)
                                 of the Cash Trust Series, Inc.
                                 Registration Statement on Form N-1A,
                                 filed with the Commission on July 29,
                                 2004. (File Nos. 33-29838 and 811-
                                 5843).
                    (v)          The Registrant hereby incorporates
                                 the conformed copy of the Financial
                                 Administration and Accounting Services
                                 Agreement, with attached Exhibit A revised
                                 3/1/06, from Item (h)(viii) of the Federated
                                 Total Return Government Bond Fund Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on April 26, 2006. (File Nos. 33-
                                 60411 and 811-07309)
                    (vi)         The Registrant hereby incorporates by
                                 reference the conformed copy of the
                                 Agreement for Administrative Services,
                                 with Exhibit 1 and Amendments 1 and 2
                                 attached, between Federated
                                 Administrative Services and the
                                 Registrant from Item 23(h)(iv) of the
                                 Federated Total Return Series, Inc.
                                 Registration Statement on Form N-1A,
                                 filed with the Commission on November
                                 29, 2004. (File Nos. 33-50773 and 811-
                                 7155).
                    (vii)        The Registrant hereby incorporates
                                 the conformed copy of the Transfer  Agency and
                                 Service Agreement between the Federated
                                 Funds listed on Schedule A revised 3/1/06 and
                                 State Street Bank and Trust Company from Item
                                 23(h)(ix)of the Federated Total Return
                                 Government Bond Fund Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 April 26, 2006. (File Nos. 33-60411 and 811-
                                 07309).
                    (viii)       The Registrant hereby incorporates
                                 by reference the conformed copy of
                                 Amendment No. 3 to the Agreement
                                 for Administrative Services between
                                 Federated Administrative Services
                                 Company and the Registrant dated
                                 June 1, 2005 form Item 23 (h)(ii)
                                 of the Cash Trust Series, Inc.
                                 Registration Statement on Form N-1A,
                                 filed with the Commission on July 27,
                                 2005. (File Nos. 33-29838 and (811-
                                 5843);
                    (ix)         The Registrant hereby incorporates
                                 the Copy of Schedule 1, revised 9/1/05, to the
                                 Second Amended and Restated Services
                                 Agreement, from Item h(ix) of the Federated
                                 Institutional Trust Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 September 28, 2005. (File Nos. 33-54445 and
                                 811-7193).
                    (x)          The Registrant hereby incorporates
                                 the Copy of Exhibit A, revised 9/1/05, to the
                                 Financial Administration and Accounting
                                 Services Agreement, from Item h(x) of the
                                 Federated Institutional Trust Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on September 28, 2005. (File Nos.
                                 33-54445 and 811-7193).
                    (xi)         The Registrant hereby incorporates
                                 the Copy of Exhibit A, revised 6/1/05, to the
                                 Transfer Agency and Services Agreement between
                                 the Federated Funds and State Street
                                 Bank and Trust Company, from Item h(xi) of
                                 the Federated Institutional Trust
                                 Registration Statement on Form N-1A, filed
                                 with the Commission on September 28,
                                 2005. (File Nos. 33-54445 and 811-7193).
                    (xii)        Conformed copy of Agreement for
                                 Administrative Services between Registrant and
                                 Federated Administrative Services; (62)
             (i)                 Conformed copy of Opinion and Consent
                                 of Counsel as to legality of shares
                                 being registered; (12)
             (j)    (i)          Conformed copy of Consent of Ernst &
                                 Young LLP for:
                                 (a)   Automated Government Cash
                                       Reserves; (61)
                                 (b)   Automated Treasury Cash Reserves;
                                       (61)
                                 (c)   U.S. Treasury Cash Reserves; (61)
                                 (d)   Tax Free Instruments Trust; (60)
                                 (e)   California Municipal Cash Trust;
                                       Alabama Municipal Cash Trust;
                                       Arizona Municipal Cash Trust;
                                       Connecticut Municipal Cash Trust;
                                       Florida Municipal Cash Trust;
                                       Georgia Municipal Cash Trust;
                                       Maryland Municipal Cash Trust;
                                       Massachusetts Municipal Cash
                                       Trust; Michigan Municipal Cash
                                       Trust; Minnesota Municipal Cash
                                       Trust; New Jersey Municipal Cash
                                       Trust; New York Municipal Cash
                                       Trust; North Carolina Municipal
                                       Cash Trust; Ohio Municipal Cash
                                       Trust; Pennsylvania Municipal
                                       Cash Trust; Virginia Municipal
                                       Cash Trust; Federated Tax-Free
                                       Trust; (62)
                                 (f)   Automated Government Money Trust,
                                       Trust for U.S. Treasury
                                       Obligations, Liberty U.S.
                                       Government Money Market Trust,
                                       Federated Short-Term U.S.
                                       Government Trust, Automated Cash
                                       Management Trust, Federated
                                       Master Trust, Liquid Cash Trust,
                                       Federated Capital Reserves Fund,
                                       Federated Government Reserves
                                       Fund; Federated Municipal Trust
                                       (+)
                    (ii)               Conformed copy of Consent of
                                       Deloitte & Touche LLP for:
                                       Government Obligations Fund;
                                       Government Obligations Tax-
                                       Managed Fund; Municipal
                                       Obligations Fund; Prime Cash
                                       Obligations Fund; Prime
                                       Management Obligations Fund;
                                       Prime Obligations Fund; Prime
                                       Value Obligations Fund; Tax-Free
                                       Obligations Fund; Treasury
                                       Obligations Fund; (+)
                    (iii)              Conformed copy of Consent of KPMG
                                       LLP for: Government Obligations
                                       Fund; Government Obligations Tax-
                                       Managed Fund; Municipal
                                       Obligations Fund; Prime Cash
                                       Obligations Fund; Prime
                                       Management Obligations Fund;
                                       Prime Obligations Fund; Prime
                                       Value Obligations Fund; Tax-Free
                                       Obligations Fund; Treasury
                                       Obligations Fund; (+)
             (k)                 Not applicable;
             (l)                 Conformed copy of Initial Capital
                                 Understanding; (12)
             (m)    (i)          Conformed copy of Distribution Plan and
                                 Exhibits A-I of the Registrant; (53)
                    (ii)         Conformed copy of Exhibits J-K of the
                                 Distribution Plan of the Registrant;
                                 (55)
                    (iii)        The responses described in Item
                                 23(e)(iv) are hereby incorporated by
                                 reference.
                    (iv)         Conformed copy of Exhibit L of the
                                 Distribution Plan of the Registrant;(57)
                    (v)          Conformed copy of Exhibit K to the
                                 Distribution Plan of the Registrant; (58)
                    (vi)         Conformed copy of Exhibit M to the
                                 Distribution Plan of the Registrant; (62)
             (n)    (i)          The Registrant hereby incorporates the
                                 Copy of the Multiple Class Plan and
                                 attached Exhibits from Item (n) of the
                                 Federated Short-Term Municipal Trust
                                 Registration Statement on Form N-1A,
                                 filed with the Commission on August 28,
                                 2006. (File Nos. 2-72277 and 811-3181).
                    (ii)         Conformed copy of Multiple Class Plan
                                 of the Registrant, with attached
                                 exhibits for each class of Shares; (62)
                    (iii)        Conformed copy of Multiple Class Plan
                                 of the Registrant, with attached
                                 exhibits for Class A Shares, Class B
                                 Shares, and Class C Shares; (+)
             (o)    (i)          Conformed copy of Power of Attorney of
                                 the Registrant; (23)
                    (ii)         Conformed copy of Power of Attorney of
                                 Chief Investment Officer of the
                                 Registrant; (23)
                    (iii)        Conformed copy of Power of Attorney of
                                 Treasurer of the Registrant: (18)
                    (iv)         Conformed copy of Power of Attorney of
                                 Trustee of the Registrant; (26)
                    (v)          Conformed copy of Power of Attorney of
                                 Treasurer of the Registrant;(59)
                    (vi)         Conformed copy of Power of Attorney of
                                 Trustee James F. Will; (60)
                    (vii)        Conformed copy of Power of Attorney of
                                 Trustee Thomas O'Neill; (62)
             (p)                 Copy of the Code of Ethics for Access
                                 Persons; (54)

+ All exhibits are being filed electronically.

1.     Response is incorporated by reference to Registrant's Initial
       Registration Statement on Form N-1A filed October 20, 1989. (File
       Nos. 33-31602 and 811-5950).
8.     Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File
       Nos. 33-31602 and 811-5950).
12.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 16 on Form N-1A filed September 29, 1995.
       (File Nos. 33-31602 and 811-5950).
17.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 24 on Form N-1A filed September 28, 1998.
       (File Nos. 33-31602 and 811-5950).
18.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 25 on Form N-1A filed February 12, 1999.
       (File Nos. 33-31602 and 811-5950).
21.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 33 on Form N-1A filed August 27, 1999.
       (File Nos. 33-31602 and 811-5950).
23.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 36 on Form N-1A filed October 29, 1999.
       (File Nos. 33-31602 and 811-5950).
24.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 37 on Form N-1A filed November 17, 1999.
       (File Nos. 33-31602 and 811-5950).
26.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 39 on Form N-1A filed February 25, 2000.
       (File Nos. 33-31602 and 811-5950).
30.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 46 on Form N-1A filed September 28, 2000.
       (File Nos. 33-31602 and 811-5950).
31.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 47 on Form N-1A filed December 14, 2000.
       (File Nos. 33-31602 and 811-5950).
32.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 48 on Form N-1A filed December 26, 2000.
       (File Nos. 33-31602 and 811-5950).
35.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 51 on Form N-1A filed May 29, 2001. (File
       Nos. 33-31602 and 811-5950).
36.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 52 on Form N-1A filed June 25, 2001.
       (File Nos. 33-31602 and 811-5950).
37.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 53 on Form N-1A filed September 14, 2001.
       (File Nos. 33-31602 and 811-5950).
38.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 54 on Form N-1A filed September 28, 2001.
       (File Nos. 33-31602 and 811-5950).
39.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 56 on Form N-1A filed May 28, 2002. (File
       Nos. 33-31602 and 811-5950).
40.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 57 on Form N-1A filed on June 28, 2002
       (File Nos. 33-31602 and 811-5950).
41.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 58 on Form N-1A filed on September 30,
       2002. (File Nos. 33-31602 and 811-5950).
42.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 59 on Form N-1A filed on December 20,
       2002. (File Nos. 33-31602 and 811-5950).
43.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 62 on Form N-1A filed on May 30, 2003.
       (File Nos. 33-31602 and 811-5950).
44.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 63 on Form N-1A filed on June 30, 2003.
       (File Nos. 33-31602 and 811-5950).
45.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 64 on Form N-1A filed on September 30,
       2003. (File Nos. 33-31602 and 811-5950).
46.    Response in incorporated by reference to Registrant's Post-
       Effective Amendment No. 65 on Form N-1A filed on December 30,
       2003. (File Nos. 33-31602 and 811-5950).
47.    Response in incorporated by reference to Registrant's Post-
       Effective Amendment No. 66 on Form N-1A filed on February 26,
       2004. (File Nos. 33-31602 and 811-5950).
48.    Response in incorporated by reference to Registrant's Post-
       Effective Amendment No. 67 on Form N-1A filed on May 27, 2004.
       (File Nos. 33-31602 and 811-5950).
49.    Response in incorporated by reference to Registrant's Post-
       Effective Amendment No. 68 on Form N-1A filed on June 29, 2004.
       (File Nos. 33-31602 and 811-5950).
50.    Response in incorporated by reference to Registrant's Post-
       Effective Amendment No. 69 on Form N-1A filed on June 29, 2004.
       (File Nos. 33-31602 and 811-5950).
51.    Response in incorporated by reference to Registrant's Post-
       Effective Amendment No. 70 on Form N-1A filed on September 29,
       2004. (File Nos. 33-31602 and 811-5950).
52.    Response in incorporated by reference to Registrant's Post-
       Effective Amendment No. 73 on Form N-1A filed on December 3,
       2004. (File Nos. 33-31602 and 811-5950).
53.    Response in incorporated by reference to Registrant's Post-
       Effective Amendment No. 74 on Form N-1A filed on December 30,
       2004. (File Nos. 33-31602 and 811-5950).
54.    Response in incorporated by reference to Registrant's Post-
       Effective Amendment No. 77 on Form N-1A filed on February 25,
       2005. (File Nos. 33-31602 and 811-5950).
55.    Response in incorporated by reference to Registrant's Post-
       Effective Amendment No. 79 on Form N-1A filed on May 2, 2005.
       (File Nos. 33-31602 and 811-5950).
56.    Response in incorporated by reference to Registrant's Post-
       Effective Amendment No. 80 on Form N-1A filed on May 27, 2005.
       (File Nos. 33-31602 and 811-5950).
57.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 81 on Form N-1A filed on June 28, 2005.
       (File Nos. 33-31602 and 811-5950).
58.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 82 on Form N-1A filed on September 30,
       2005. (File Nos. 33-31602 and 811-5950).
59.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 83 on Form N-1A filed on February 27,
       2006. (File Nos. 33-31602 and 811-5950).
60.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 84 on Form N-1A filed on May 26, 2006.
       (File Nos. 33-31602 and 811-5950).
61.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 86 on Form N-1A filed on September 29,
       2006. (File Nos. 33-31602 and 811-5950).
62.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 87 on Form N-1A filed on February 27,
       2007. (File Nos. 33-31602 and 811-5950).

Item 24.     Persons Controlled by or Under Common Control with the
             Fund:

       None

Item 25.     Indemnification:  (1)

Item 26.     Business and Other Connections of Investment Adviser:

             For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides
             Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:
             Thomas R. Donahue, (Chief Financial Officer, Federated Investors,
             Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D.
             Olson (a principal of the firm, Mark D. Olson & Company, L.L.C.
             and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware
             Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                         John B. Fisher

Vice Chairman:                                       William D. Dawson, III

Senior Vice Presidents:                              Todd Abraham
                                                     J. Scott Albrecht
                                                     Joseph M. Balestrino
                                                     Randall Bauer
                                                     Jonathan C. Conley
                                                     Deborah A. Cunningham
                                                     Mark E. Durbiano
                                                     Donald T. Ellenberger
                                                     Susan R. Hill
                                                     Robert M. Kowit
                                                     Jeffrey A. Kozemchak
                                                     Mary Jo Ochson
                                                     Robert J. Ostrowski
                                                     Ihab Salib
                                                     Paige Wilhelm

Vice Presidents:                                     Nancy J.Belz
                                                     G. Andrew Bonnewell
                                                     Hanan Callas
                                                     Jerome Conner
                                                     James R. Crea, Jr.
Karol Crummie
                                                     Lee R. Cunningham, II
                                                     B. Anthony Delserone,Jr.
                                                     William Ehling
                                                     Eamonn G. Folan
                                                     Richard J. Gallo
                                                     John T. Gentry
                                                     Kathyrn P. Glass
                                                     Patricia L. Heagy
                                                     William R. Jamison
                                                     Nathan H. Kehm
                                                     John C. Kerber
                                                     J. Andrew Kirschler
                                                     Marian R. Marinack
                                                     Kevin McCloskey
                                                     John W. McGonigle
                                                     Natalie F. Metz
                                                     Thomas J. Mitchell
                                                     Joseph M. Natoli
                                                     Bob Nolte
                                                     Mary Kay Pavuk
                                                     Jeffrey A. Petro
                                                     John Polinski
                                                     Rae Ann Rice
                                                     Brian Ruffner
                                                     Roberto Sanchez-Dahl,Sr.
                                                     John Sidawi
                                                     Michael W. Sirianni, Jr.
                                                     Christopher Smith
                                                     Kyle Stewart
                                                     Mary Ellen Tesla
                                                     Timothy G. Trebilcock
                                                     Paolo H. Valle
                                                     Stephen J. Wagner
                                                     Mark Weiss
                                                     George B. Wright

Assistant Vice Presidents:                           Jason DeVito
                                                     Bryan Dingle
                                                     Timothy Gannon
                                                     James Grant
                                                     Tracey L. Lusk
                                                     Ann Manley
                                                     Karl Mocharko
                                                     Joseph Mycka
                                                     Nick Navari
                                                     Gene Neavin
                                                     Liam O'Connell
                                                     Nichlas S. Tripodes

Secretary:                                           G. Andrew Bonnewell

Treasurer:                                           Thomas R. Donahue

Assistant Treasurer:                                 Denis McAuley, III

             The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
             Pittsburgh, Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this
             Registration Statement.

Item 27.     Principal Underwriters:

             (a)    Federated Securities Corp. the Distributor for shares
                    of  the Registrant, acts as principal underwriter for
                    the   following    open-end   investment   companies,
                    including the Registrant:

                    Cash  Trust  Series,  Inc.;  Cash  Trust  Series  II;
                    Federated Adjustable Rate  Securities Fund; Federated
                    American Leaders Fund, Inc.;  Federated  Core  Trust;
                    Federated  Core  Trust  II,  L.P.;  Federated  Equity
                    Funds;  Federated Equity Income Fund, Inc.; Federated
                    Fixed Income  Securities, Inc.; Federated GNMA Trust;
                    Federated   Government   Income   Securities,   Inc.;
                    Federated High Income Bond Fund, Inc.; Federated High
                    Yield  Trust;   Federated  Income  Securities  Trust;
                    Federated  Income   Trust;   Federated  Index  Trust;
                    Federated  Institutional Trust;  Federated  Insurance
                    Series; Federated  Intermediate Government Fund, Inc.
                    Federated  International   Series,   Inc.;  Federated
                    Investment  Series  Funds,  Inc.;  Federated  Managed
                    Allocation Portfolios; Federated Managed Pool Series;
                    Federated MDT Series; Federated Municipal  Securities
                    Fund,  Inc.;  Federated  Municipal  Securities Income
                    Trust;   Federated   Short-Term   Municipal    Trust;
                    Federated  Stock and Bond Fund, Inc.; Federated Stock
                    Trust; Federated  Total  Return Government Bond Fund;
                    Federated Total Return Series,  Inc.;  Federated U.S.
                    Government   Bond  Fund;  Federated  U.S.  Government
                    Securities Fund: 1-3 Years; Federated U.S. Government
                    Securities   Fund:   2-5   Years;   Federated   World
                    Investment  Series,   Inc.;   Intermediate  Municipal
                    Trust;  Edward  Jones  Money Market  Fund  and  Money
                    Market Obligations Trust.

         (b)

          (1)                          (2)                           (3)
Positions and Offices                                      Positions and Offices
  With Distributor                     Name                    With Registrant
_____________________           _________________          _____________________

Chairman:                       Richard B. Fisher          Vice President

Executive Vice
Vice President, Assistant
Secretary and Director:         Thomas R. Donahue

President and Director:         Thomas E. Territ

Vice President and Director:    Peter J. Germain

Treasurer and Director:         Denis McAuley III

Senior Vice Presidents:         Michael Bappert
                                Michael Benacci
                                Richard W. Boyd
                                Charles L. Davis, Jr.
                                Laura M. Deger
                                Peter W. Eisenbrandt
                                Theodore Fadool, Jr.
                                James S. Hamilton
                                James M. Heaton
                                Harry J. Kennedy
                                Michael W. Koenig
                                Anne H. Kruczek
                                Amy Michaliszyn
                                Richard C. Mihm
                                Keith Nixon
                                Rich Paulson
                                Solon A. Person, IV
                                Chris Prado
                                Brian S. Ronayne
                                Colin B. Starks
                                Robert F. Tousignant
                                William C. Tustin
                                Paul Uhlman

Vice Presidents:                Irving Anderson
                                Dan Berry
                                John B. Bohnet
                                Edward R. Bozek
                                Jane E. Broeren-Lambesis
                                Daniel Brown
                                Bryan Burke
                                Mark Carroll
                                Dan Casey
                                Scott Charlton
                                Steven R. Cohen
                                James Conely
                                Kevin J. Crenny
                                G. Michael Cullen
                                Beth C. Dell
                                Ron Dorman
                                Donald C. Edwards
                                Lee England
                                Timothy Franklin
                                Peter Germain
                                Jamie Getz
                                Scott Gundersen
                                Peter Gustini
                                Dayna C. Haferkamp
                                Raymond J. Hanley
                                Vincent L. Harper, Jr.
                                Bruce E. Hastings
                                Jeffrey S. Jones
                                Ed Koontz
                                Christopher A. Layton
                                Michael H. Liss
                                Michael R. Manning
                                Michael Marcin
                                Martin J. McCaffrey
                                Mary A. McCaffrey
                                Vincent T. Morrow
                                Doris T. Muller
                                Alec H. Neilly
                                Rebecca Nelson
                                John A. O'Neill
                                James E. Ostrowski
                                Stephen Otto
                                Brian Paluso
                                Mark Patsy
                                Robert F. Phillips
                                Josh Rasmussen
                                Richard A. Recker
                                Ronald Reich
                                Christopher Renwick
                                Diane M. Robinson
                                Timothy A. Rosewicz
                                Thomas S. Schinabeck
                                Edward J. Segura
                                Peter Siconolfi
                                Edward L. Smith
                                John A. Staley
                                Jack L. Streich
                                Mark Strubel
                                Michael Vahl
                                David Wasik
                                G. Walter Whalen
                                Stephen White
                                Jeff Wick
                                Lewis Williams
                                Edward J. Wojnarowski
                                Michael P. Wolff
                                Erik Zettlemayer
                                Paul Zuber

Assistant Vice Presidents:      Robert W. Bauman
                                William Rose

Secretary:                      C. Todd Gibson

Assistant Treasurer:            Lori A. Hensler
                                Richard A. Novak

The business address of each of the Officers of Federated Securities
Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

          (c)     Not applicable

Item 28.     Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                             Reed Smith LLP
                                       Investment    Management
                                       Group (IMG)
                                       Federated Investors Tower
                                       12th Floor
                                       1001 Liberty Avenue
                                       Pittsburgh, PA  15222-3779
                                       (Notices should be sent to the
                                       Agent for Service at above
                                       address)

                                       Federated Investors Funds
                                       5800 Corporate Drive
                                       Pittsburgh, PA  15237-7000

State Street Bank and                  P.O. Box 8600
Trust Company                          Boston, MA 02266-8600
("Custodian, Transfer Agent and
Dividend Disbursing Agent")

Bank of New York                       One Wall Street
("Custodian for Federated              New York, NY  10286
Capital Reserves Fund, Federated
Government Reserves Fund and
Federated Municipal Trust")

Federated Services Company             Federated Investors Tower
("Administrator")                      1001 Liberty Avenue
                                       Pittsburgh, PA  15222-3779

Federated Investment                   Federated Investors Tower
Management Company                     1001 Liberty Avenue
("Adviser")                            Pittsburgh, PA  15222-3779

Item 29.     Management Services: Not applicable.

Item 30.     Undertakings:

             Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the
             removal of Trustees and the calling of special shareholder meetings by shareholders.

                               SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Money Market
Obligations Trust, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR
EFFECTIVENESS OF THIS AMENDMENT TO ITS REGISTRATION STATEMENT PURSUANT
TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND has duly caused this
Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and
Commonwealth of Pennsylvania, on the 28th day of September, 2007.

                          MONEY MARKET OBLIGATIONS TRUST

                          BY: /s/ George F. Magera
                          George F. Magera, Assistant Secretary

       Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                      TITLE                     DATE

By: /s/ George F. Magera      Attorney In Fact       September 28, 2007
George F. Magera              For the Persons
ASSISTANT SECRETARY           Listed Below

       NAME                                     TITLE

John F. Donahue*                       Trustee

J. Christopher Donahue*                President and Trustee
                                       (Principal Executive Officer)

Richard A. Novak*                      Treasurer
                                       (Principal Financial Officer)

Thomas G. Bigley*                      Trustee

John T. Conroy, Jr.*                   Trustee

Nicholas P. Constantakis*              Trustee

John F. Cunningham*                    Trustee

Lawrence D. Ellis, M.D.*               Trustee

Peter E. Madden*                       Trustee

Charles F. Mansfield, Jr.*             Trustee

John E. Murray, Jr., J.D., S.J.D.*     Trustee

Thomas O'Neill*                        Trustee

Marjorie P. Smuts*                     Trustee

John S. Walsh*                         Trustee

James F. Will*                         Trustee

*By Power of Attorney

                                Appendix

Copy of Specimen Certificate for Shares of Beneficial Interest of:

(i)       Alabama Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A
          filed on December 29, 1993.  File Nos. 33-31259 and 811-5911).
(ii)      Arizona Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 46 on Form N-1A
          filed on March 16, 1998.  File Nos. 33-31259 and 811-5911).
(iii)     Automated Cash Management Trust - Institutional Service Shares
          and Cash II Shares; (Response is incorporated by reference to
          Post-Effective Amendment No. 8 on Form N-1A filed June 1,
          1994.  File Nos. 33-31602 and 811-5950).
(iv)      Automated Government Money Trust; (Response is incorporated by reference to Initial Registration Statement on Form N-1 filed on May 28, 1982.  File Nos. 2-77822 and 811-3475).
(v)       California Municipal Cash Trust - Institutional Shares and
          Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A
          filed on December 19, 1997.  File Nos. 33-31259 and 811-5911).
(vi)      Connecticut Municipal Cash Trust; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed on October 31, 1989.  File Nos. 33-31259 and 811-5911).
(vii)     Federated Master Trust; (Response is incorporated by reference to Post-Effective Amendment No. 39 on Form N-1A filed January
          23, 1996.  File Nos. 2-60111 and 811-2784).
(viii)    Federated Short-Term U.S. Government Trust; (Response is
          incorporated by reference to Post-Effective Amendment No. 1 on
          Form N-1A filed October 22, 1987.  File Nos. 33-12322 and 811-
          5035).
(ix)      Federated Tax-Free Trust; (Response is incorporated by
          reference to Initial Registration Statement on Form S-5 filed
          December 27, 1978.  File Nos. 2-63343 and 811-2891).
(x)       Florida Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 30 on Form N-1A
          filed on September 19, 1994.  File Nos. 33-31259 and 811-
          5911).
(xi)      Georgia Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 36 on Form N-1A
          filed on May 31, 1995.  File Nos. 33-31259 and 811-5911).
(xii)     Liberty U.S. Government Money Market Trust; (Response is
          incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed April 25, 1996.  File Nos. 2-65447 and 811-
          2956).
(xiii)    Liquid Cash Trust; (Response is incorporated by reference to
          Pre-Effective Amendment No. 3 on Form N-1A filed December 8,
          1980.  File Nos. 2-67655 and 811-3057).
(xiv)     Maryland Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A
          filed on March 2, 1994.  File Nos. 33-31259 and 811-5911).
(xv)      Massachusetts Municipal Cash Trust - Institutional Service
          Shares and BayFunds Shares; (Response is incorporated by
          reference to Post-Effective Amendment No. 21 on Form N-1A
          filed on December 29, 1993.  File Nos. 33-31259 and 811-5911).
(xvi)     Michigan Municipal Cash Trust - Institutional Shares and
          Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A
          filed on December 19, 1997.  File Nos. 33-31259 and 811-5911).
(xvii)    Minnesota Municipal Cash Trust - Institutional Shares and Cash
          Series Shares; (Response is incorporated by reference to Post-
          Effective Amendment No. 21 on Form N-1A filed on December 29,
          1993.  File Nos. 33-31259 and 811-5911).
(xviii)   New Jersey Municipal Cash Trust - Institutional Shares and
          Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A
          filed on December 29, 1993.  File Nos. 33-31259 and 811-5911).
(xix)     North Carolina Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993.  File Nos. 33-31259 and 811-5911).
(xx)      Ohio Municipal Cash Trust - Institutional Shares and
          Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A
          filed on December 19, 1997.  File Nos. 33-31259 and 811-5911).
(xxi)     Ohio Municipal Cash Trust - Cash II Shares; (Response is
          incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993.  File Nos. 33-31259 and 811-5911).
(xxii)    Pennsylvania Municipal Cash Trust - Institutional Shares;
          (Response is incorporated by reference to Post-Effective
          Amendment No. 35 on Form N-1A filed on May 19, 1995.  File
          Nos. 33-31259 and 811-5911).
(xxiii)   Pennsylvania Municipal Cash Trust - Institutional Service
          Shares and Cash Series Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A
          filed on December 29, 1993.  File Nos. 33-31259 and 811-5911).
(xxiv)    Tennessee Municipal Cash Trust - Institutional Shares and
          Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 42 on Form N-1A
          filed on February 29, 1996.  File Nos. 33-31259 and 811-5911).
(xxv)     Treasury Obligations Fund - Institutional Capital Shares;
          (Response is incorporated by reference to Post-Effective
          Amendment No. 22 on Form N-1A filed September 23, 1997.  File
          Nos. 33-31602 and 811-5950).
(xxvi)    Trust for Government Cash Reserves; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed March 23, 1989. File Nos. 33-27178 and 811-5772).
(xxvii)   Trust for Short-Term U.S. Government Securities; (Response is
          incorporated by reference to Post-Effective Amendment No. 53 on Form N-1A filed January 23, 1995.  File Nos. 2-54929 and
          811-2602).
(xxviii)  Trust for U.S. Treasury Obligations; (Response is incorporated by reference to Post-Effective Amendment No. 27 on Form N-1A filed November 27, 1994.  File Nos. 2-49591 and 811-2430).
(xxix)    Virginia Municipal Cash Trust - Institutional Shares and
          Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A
          filed on December 29, 1993.  File Nos. 33-31259 and 811-5911).
(xxx)     Liberty U.S. Government Money Market Trust and Liquid Cash;
          (Response is incorporated by reference to Post-Effective
          Amendment No 41 on Form N-1A filed on May 25, 2000. File Nos.
          33-31602 and 811-5950).
(xxxi)    Liberty U.S. Government Money Market Trust (Response is
          incorporated by reference to Post-Effective Amendment No. 41 on Form N-1A filed on May 25, 2000. File Nos. 33-31602 and
          811-5950).
(xxxii)   Liquid Cash Trust (Response is incorporated by reference to
          Post-Effective Amendment No. 41 on Form N-1A filed on May 25,
          2000. File Nos. 33-31602 and 811-5950).